File No. 333-05848

811-1978

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☑	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number

☑	Post Effective Amendment Number 29

And/or

☑	Registration Statement Under the Investment Company Act of 1940

☑	Amendment No. 30

Ohio National Variable Account A

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Second Vice President and Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Chip C. Lunde

Carlton Fields

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on May 1, 2017 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Flexible Purchase Payment

Individual Variable Annuity Contract

Top Explorer

Ohio National Variable Account A

The Ohio National Life Insurance Company

One Financial Way • Montgomery, Ohio 45242 •888.925.6446

This prospectus offers variable annuity contracts allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides details regarding your variable annuity contract. However, the terms and conditions of your contract, and any riders, supplements or endorsements prevail over what may be described in this prospectus.

Variable annuities provide contract values and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the contract value or annuity payments will equal or exceed your purchase payments.

The variable annuity contracts are designed for:

• annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

• other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

• individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code,

• state and municipal deferred compensation plans and

• non-tax-qualified plans.

Many of the listed qualified retirement plans already benefit from tax deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract.

The minimum purchase payment is $100. You may make additional payments at any time. We may limit your purchase payment to $1,500,000.

You may direct the allocation of your purchase payment to one or more (but we may limit you to not more than 18 variable) investment options of Ohio National Variable Account A (“VAA”). VAA is separate account of The Ohio National Life Insurance Company (“Ohio National Life”). The assets of VAA is invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Calvert Variable Products, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, MFS Variable Insurance Trust, Morgan Stanley Variable Insurance Fund, Inc., Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., and Royce Capital Fund. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about other funds that are not available for these contracts.

You may withdraw all or part of the contract’s value before annuity payments begin. You might incur federal income tax penalties for those early withdrawals. We may charge you a surrender charge of up to 7% of the amount withdrawn. After the first year, you may withdraw up to 10% of the contract value each year without this charge. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

You may revoke the contract without penalty, within 20 days of receiving it (or a longer period if required by state law).

This contract is not currently available for new issue.

This prospectus also contains information regarding other variable annuity contract previously issued by The Ohio National Life Insurance Company. If you are a contract owner of one of the previous contracts, we are sending this prospectus to you in order to comply with our obligation to provide you with a current prospectus for your variable annuity.

Keep this prospectus for future reference. It sets forth the information about VAA, and the variable annuity contracts that you should know before investing. Additional information about VAA has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2017. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

May 1, 2017

Form V-4826-E	1

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)
Equity Portfolio	(ClearBridge, LLC)
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation portfolio)	(Suffolk Capital Management, LLC)
S&P 500® Index Portfolio	(Geode Capital Management, LLC)

ON International Equity Portfolio	(Lazard Asset Management LLC)
ON Foreign Portfolio	(Templeton Global Advisors Limited)

Capital Appreciation Portfolio	(Jennison Associates LLC)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management L.P.)
ClearBridge Small Cap Portfolio	(ClearBridge, LLC)
High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)

Small Cap Growth Portfolio	(Janus Capital Management LLC)

Nasdaq-100® Index Portfolio	(Geode Capital Management, LLC)
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
Balanced Portfolio	(ICON Advisers, Inc.)

S&P MidCap 400® Index Portfolio	(Geode Capital Management, LLC)

Bristol Growth Portfolio	(Suffolk Capital Management, LLC)

Risk Managed Balanced Portfolio	(Janus Capital Management LLC; AnchorPath Financial, LLC)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)

Invesco V.I. International Growth Fund Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc. Invesco Advisers, Inc.

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio(1) AB VPS Global Risk Allocation-Moderate Portfolio	AllianceBernstein L.P. AllianceBernstein L.P.

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series
Federated Kaufmann Fund II (multi cap growth)(Service Shares)	(Federated Global Investment Management Corp.)
Federated Managed Volatility Fund II	Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio (a value fund)(Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity Management & Research Company

Fidelity® VIP Government Money Market Portfolio (Service Class)	(Fidelity Investments Money Management, Inc.)

Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Fidelity Management & Research Company

Fidelity® VIP Real Estate Portfolio (Service Class 2)	Fidelity SelectCo, LLC

Fidelity® VIP Target Volatility Portfolio (Service Class 2)(1)	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund (Class 4)(2)	Franklin Advisers, Inc.
Franklin Flex Cap Growth VIP Fund (Class 4)(2)	Franklin Advisers, Inc.
Templeton Foreign VIP Fund (Class 4)(2)	Templeton Investment Counsel, LLC
Franklin Founding Funds Allocation VIP Fund (Class 4) (1) Franklin VolSmart Allocation VIP Fund (Class 5)	Franklin Templeton Services, LLC(3) Franklin Advisers, Inc.

Form V-4826-E	2

Goldman Sachs Variable Insurance Trust
Goldman Sachs Large Cap Value Fund (Service Shares)(4)	Goldman Sachs Asset Management, L.P.
Goldman Sachs U.S. Equity Insights Fund (Service Shares)(4)	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund (Service Shares)(4)	Goldman Sachs Asset Management, L.P.
Goldman Sachs Global Trends Allocation Fund (Service Shares)	Goldman Sachs Asset Management, L.P.

Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy	Ivy Investment Management Company
Ivy VIP Natural Resources	Ivy Investment Management Company
Ivy VIP Science and Technology	Ivy Investment Management Company
Janus Aspen Series* (Service Shares)
Research Portfolio (formerly Janus Portfolio) (long-term growth of capital)	Janus Capital Management LLC

Overseas Portfolio	Janus Capital Management LLC
Global Research Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC

Janus Aspen INTECH U.S. Low Volatility Portfolio	(INTECH Investment Management LLC)

Flexible Bond Portfolio	Janus Capital Management LLC

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Global Dynamic Multi Asset Portfolio	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	(ClearBridge Investments, LLC)
ClearBridge Variable Large Cap Value Portfolio	(ClearBridge Investments, LLC)
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio(1)	(QS Investors, LLC and Western Asset Management Company)

Legg Mason Partners Variable Income Trust (Class II Shares)
Western Asset Core Plus VIT Portfolio	(Western Asset Management Company, Western Asset Management Company Limited, Western Asset Management Company Ltd., Western Asset Management Company Pte Ltd.)

MFS® Variable Insurance Trust (Service Class)
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company
MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	Massachusetts Financial Services Company

Morgan Stanley Variable Insurance Fund, Inc. (Class II)
Morgan Stanley VIF Core Plus Fixed Income Portfolio (an income fund)	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Growth Portfolio	Morgan Stanley Investment Management Inc.

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Investment Advisers LLC

Form V-4826-E	3

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Moderate Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)

PIMCO Variable Insurance Trust (Administrative Share Class)

PIMCO Real Return Portfolio	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged)	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC
PIMCO Global Diversified Allocation Portfolio(1)	Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio	Pacific Investment Management Company LLC
The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	(Jennison Associates LLC)
Jennison 20/20 Focus Portfolio (a value and growth fund)	(Jennison Associates LLC)

Royce Capital Fund (Investment Class Shares)

Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC

____________

(1)  This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2) Class 4 for contracts applied for on or after May 1, 2008. Class 2 for contracts applied for before May 1, 2008.

(3) Franklin Templeton Services, LLC is the administrator for Franklin Founding Funds Allocation VIP Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

(4) Service Shares for contracts applied for on or after May 1, 2008. Institutional Shares for contracts applied for before May 1, 2008.

* Janus Aspen Series (“JAS”) portfolios are managed by Janus Capital Management LLC (“JCM”), which is a wholly-owned subsidiary of Janus Capital Group Inc. (“Janus”). On or about June 5, 2017, and subject to certain shareholder and regulatory approvals, Janus and Henderson Group Plc are expected to combine businesses. This strategic business combination is not expected to change the investment management services that JCM provides to JAS. However, effective as of the date of the merger, the portfolios of JAS will undergo the following name changes:

Research Portfolio will change to Janus Henderson Research Portfolio

Overseas Portfolio will change to Janus Henderson Overseas Portfolio

Global Research Portfolio will change to Janus Henderson Global Research Portfolio

Balanced Portfolio will change to Janus Henderson Balanced Portfolio

Janus Aspen INTECH U.S. Low Volatility Portfolio will change to Janus Henderson U.S. Low Volatility Portfolio

Flexible Bond Portfolio will change to Janus Henderson Flexible Bond Portfolio

Form V-4826-E	4

Form V-4826-E	5

Glossary

Accumulation Units— Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annuitant— A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit— After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Fund— A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

Notice— A written form acceptable to us, signed by you and received at our home office (the address listed on the first page of the prospectus).

Subaccount— A subdivision of VAA. The assets of each subaccount are invested in a corresponding available Fund.

Surrender— To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period— A period of time usually ending at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAA (Variable Account A) — A separate account of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate accounts’ underlying Funds.

Withdraw— To receive part of the contract’s value without entirely redeeming or surrendering the contract.

Form V-4826-E	6

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses

	Years	Charges
Surrender Charge (This charge is a percentage of value withdrawn; the percentage varies with	1st	7%
the number of years from purchase payments to which values relate)	2nd	7%
	3rd	6%
	4th	5%
	5th	4%
	6th	2%
	7th	1%
	8th and later	0%

Transfer Fee (currently no charge for the first 4 transfers each contract year) $15 (currently the charge is $3)

Premium Tax (charged upon annuitization, surrender or when assessed) 0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Annual Contract Fee (no fee if your contract value exceeds $50,000)      $35

Separate Account Annual Expenses (as a percentage of average account value)

Mortality and Expense Risk Fees	1.55%
(we are currently only charging 1.05%)
Account Expenses	0.25%
Total Separate Account Annual Expenses	1.80%

The next item shows the minimum and maximum total operating expenses incurred by the Funds during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum without waivers	Maximum without waivers
Total Annual Fund Operating Expenses (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)	0.35%	2.48%

Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the most expensive available Fund. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization. If the premium taxes were reflected, the charges would be higher.

The Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,166	$2,011	$2,942	$5,907

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

Form V-4826-E	7

1 year	3 years	5 years	10 years
$463	$1,464	$2,575	$5,907

FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, are included in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on June 3, 1997. Since then, the following changes have been made to available Funds:

November 1, 1999

Ohio National Fund Capital Growth, High Income Bond, Equity Income and Blue Chip portfolios, the Dow Target Variable Funds, the Goldman Sachs Variable Insurance Trust funds, the Janus Aspen (Institutional Shares) portfolios, the Lazard Retirement Series portfolios, the Strong Variable Insurance Funds and the Van Kampen (formerly Morgan Stanley) Universal Institutional Funds (Class I) U.S. Real Estate portfolio were added.

May 1, 2000

Ohio National Fund Nasdaq-100 Index portfolio, Janus Aspen Series Service Shares portfolios, PBHG Technology & Communications portfolio and Fidelity Variable Insurance Products (Fidelity) portfolios were added; Janus Aspen Series Institutional Shares portfolios were no longer available in new contracts.

May 1, 2001	Strong Multi Cap Value Fund II (formerly called Strong Schafer Value Fund II) was no longer available in new contracts.
November 1, 2001	J.P. Morgan Series Trust portfolios and MFS Variable Insurance Trust funds were added.
May 1, 2002	Ohio National Fund Bristol and Bryton Growth portfolios were added.
August 1, 2002	PIMCO Variable Insurance Trust portfolios were added.
May 1, 2003

Calvert Variable Series, Inc. Social Equity portfolio replaced Ohio National Fund Social Awareness portfolio through merger. Dreyfus Variable Investment Fund, Janus Aspen Series International Growth portfolio, The Prudential Series Fund, Inc., Royce Capital Fund and UBS Series Trust added. Van Kampen Universal Institutional Funds (Class I) U.S. Real Estate portfolio discontinued for new contracts, Van Kampen Universal Institutional Funds (Class II) added for new contracts, and The Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers.

October 1, 2003	Fidelity VIP Equity-Income portfolio added.
May 1, 2004	PBHG Technology & Communications portfolio and Strong Variable Insurance Funds no longer available for new contracts.
November 9, 2005

Ohio National Fund U.S. Equity, Balanced, Covered Call, Target VIP and Target Equity/Income portfolios were added. Franklin Templeton Variable Insurance Products Trust (Class 2 Shares) Franklin Income Securities Fund, Franklin Flex Cap Growth Securities Fund and Templeton Foreign Securities Fund were added. Lazard Retirement Series International Equity Portfolio and Lazard Retirement Equity Portfolio were added. Salomon Brothers Variable Series Funds Inc. All Cap Fund, Total Return Fund and Investors Fund were added.

May 1, 2006

Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. The Neuberger Berman Advisers Management Trust AMT Regency Portfolio was added. The Van Kampen Universal Institutional Funds International Growth Equity Portfolio and Equity Growth Portfolio were added.

May 1, 2007

Ohio National Fund Bristol Growth Portfolio was added. Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization.

Form V-4826-E	8

Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization and Legg Mason Partners Capital and Income Portfolio replaced the Total Return Portfolio through reorganization. The Lazard Retirement Equity Portfolio was renamed Lazard Retirement U.S. Strategic Equity Portfolio.

May 1, 2008

Ohio National Fund Blue Chip Portfolio changed its name to Strategic Value Portfolio. ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio (Class II) was added. Federated Insurance Series Federated Kaufmann Fund II (Service Shares) was added. Fidelity Variable Insurance Products Fund VIP Real Estate Portfolio (Service Class 2) was added. Franklin Templeton Variable Insurance Products Trust, Franklin Templeton VIP Founding Funds Allocation Fund (Class 4) was added.  Franklin Templeton Variable Insurance Products Trust (Class 4) Franklin Income Securities Fund, Franklin Flex Cap Fund and Templeton Foreign Securities Fund were added for contracts with applications signed or electronic orders submitted to us on or after May 1, 2008 and Class 2 shares were discontinued for such contracts. Goldman Sachs Variable Insurance Trust (Service Shares) Goldman Sachs Growth and Income Fund, Goldman Sachs Structured U.S. Equity Fund and Goldman Sachs Capital Growth Fund were added for contracts with applications signed or electronic orders submitted to us on or after May 1, 2008 and Institutional Shares were discontinued for such contracts.

August 1, 2008	Ohio National Fund International Small Company Portfolio changed its name to International Small-Mid Company Portfolio.
April 24, 2009

J.P. Morgan Series Trust II JPMorgan Mid Cap Value Portfolio was merged with J.P. Morgan Insurance Trust Diversified Mid Cap Value Portfolio and was renamed JPMorgan Insurance Trust Mid Cap Value Portfolio. J.P. Morgan Series Trust II JPMorgan Small Company Portfolio was merged with J.P. Morgan Insurance Trust Small Cap Equity Portfolio and was renamed JPMorgan Insurance Trust Small Cap Core Portfolio.

May 1, 2009

Ivy Variable Insurance Portfolios Ivy Funds VIP Asset Strategy, Ivy Funds VIP Global Natural Resources and Ivy Funds VIP Science and Technology added. PIMCO Variable Insurance Trust CommodityRealReturn® Strategy Portfolio added. Janus Aspen Series Large Cap Growth Portfolio changed its name to Janus Portfolio. Janus Aspen Series International Growth Portfolio changed its name to Overseas Portfolio. Janus Aspen Series Worldwide Growth Portfolio changed its name to Worldwide Portfolio.

April 30, 2010

Goldman Sachs Variable Insurance Trust Growth and Income Fund changed its name to Large Cap Value Fund and Capital Growth Fund changed its name to Strategic Growth Fund. Legg Mason Partners Variable Equity Trust Legg Mason ClearBridge Variable Fundamental Value Portfolio changed its name to Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio and Legg Mason ClearBridge Variable Investors Portfolio changed its name to Legg Mason ClearBridge Variable Large Cap Value Portfolio.

June 3, 2010

The Universal Institutional Funds, Inc. Morgan Stanley UIF International Growth Equity Portfolio was merged with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund.

January 7, 2011	ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio was liquidated.
February 28, 2011	The Dow® Target Variable Fund portfolios were closed to new investors.
April 8, 2011	The Dow® Target Variable Fund LLC portfolios were liquidated.
April 29, 2011

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund was merged into Invesco V.I. International Growth Fund. The Universal Institutional Funds, Inc. Morgan Stanley UIF Capital Growth Portfolio was renamed Morgan Stanley UIF Growth Portfolio.

May 1, 2012

AllianceBernstein Variable Products Series Fund, Inc. Dynamic Asset Allocation Portfolio and Northern Lights Variable Trust TOPS™ Protected Balanced ETF Portfolio, TOPS™ Protected Moderate Growth ETF Portfolio and TOPS™ Protected Growth ETF Portfolio were added. AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Balanced-Risk Allocation Fund, Federated Insurance Series Federated Managed Volatility Fund II and Legg Mason Partners Variable Equity Trust Legg Mason Dynamic Multi-Strategy VIT Portfolio were added. Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund, Lazard Retirement Series, Inc. Lazard Retirement Multi-Asset Targeted Volatility Portfolio and PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio were added. Neuberger Berman Advisers Management Trust AMT Regency Portfolio changed its name to AMT Mid Cap Intrinsic Value Portfolio.

November 1, 2012	Janus Aspen Series INTECH U.S. Low Volatility Portfolio was added.

Form V-4826-E	9

May 1, 2013

Janus Aspen Series Worldwide Portfolio changed its name to Global Research Portfolio. Legg Mason Partners Equity Trust Legg Mason ClearBridge Variable Equity Income Builder Portfolio changed its name to ClearBridge Variable Equity Income Portfolio, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio changed its name to ClearBridge Variable All Cap Value Portfolio and Legg Mason ClearBridge Variable Large Cap Value Portfolio changed its name to ClearBridge Variable Large Cap Value Portfolio. Northern Lights Protected Trust TOPS® Protected Balanced ETF Portfolio changed its name to TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Protected Moderate Growth ETF Portfolio changed its name to TOPS® Managed Risk Moderate Growth ETF Portfolio and TOPS® Protected Growth ETF Portfolio changed its name to TOPS® Managed Risk Growth ETF Portfolio.

December 20, 2013

Ohio National Fund Millennium Portfolio was reorganized into Ohio National Fund Small Cap Growth Portfolio. Ohio National Fund Target Equity/Income Portfolio was reorganized into Ohio National Fund Target VIP Portfolio. Ohio National Fund U.S. Equity Portfolio and Income Opportunity Portfolio were reorganized into Ohio National Fund Balanced Portfolio.

April 15, 2014	Calvert Variable Series Calvert VP SRI Equity Portfolio was no longer available for new contracts.
May 1, 2014

Franklin Templeton Variable Insurance Products Trust Flex Cap Growth Securities Fund Portfolio changed its name to Flex Cap Growth VIP Fund, Franklin Income Securities Fund changed its name to Franklin Income VIP Fund, Franklin Templeton VIP Founding Funds Allocation Funds changed its name to Franklin Founding Funds Allocation VIP Fund, and Templeton Foreign Securities Fund changed its name to Templeton Foreign VIP Fund. Goldman Sachs Variable Insurance Trust Structured U.S. Equity Fund changed its name to U.S. Equity Insights Fund. Lazard Retirement Series Lazard Retirement Multi-Asset Targeted Volatility Portfolio changed its name to Lazard Retirement Global Dynamic Multi Asset Portfolio. Legg Mason Capital Management, LLC changed its name to ClearBridge, LLC. Ohio National Fund Risk Managed Balanced Portfolio was added.

December 5, 2014	Legg Mason Partners Variable Equity Trust ClearBridge Variable All Cap Value Portfolio reorganized into the ClearBridge Variable Large Cap Value Portfolio.
March 27, 2015	MFS® Variable Insurance Trust MFS® Investors Growth Stock Series reorganized into the MFS® Variable Insurance Trust II MFS® Massachusetts Investors Growth Stock Portfolio.
May 1, 2015

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund changed its name to Goldman Sachs Global Trends Allocation Fund. Legg Mason Partners Variable Equity Trust ClearBridge Variable Equity Income Portfolio changed its name to ClearBridge Variable Dividend Strategy Portfolio. AllianceBernstein Variable Product Series Fund, Inc. Dynamic Asset Allocation Portfolio changed its name to AB Variable Products Series Fund AB VPS Dynamic Asset Allocation Portfolio. AB Variable Products Series Fund, Inc. AB VPS Global Risk Allocation-Moderate Portfolio, Franklin Templeton Variable Insurance Products Trust Franklin VolSmart Allocation VIP Fund, Janus Aspen Series Flexible Bond Portfolio, Legg Mason Partners Variable Income Trust Western Asset Core Plus VIT Portfolio, and PIMCO Variable Insurance Trust PIMCO Low Duration Portfolio were added.

September 25, 2015	Ohio National Fund Capital Growth Portfolio changed its name to ClearBridge Small Cap Portfolio.
February 26, 2016	Fidelity® Variable Insurance Products Fund Fidelity® VIP Government Money Market Portfolio (Service Class) was added and replaced Ohio National Fund Money Market Portfolio.

December 16, 2016	Ohio National Fund Target VIP Portfolio changed its name to S&P MidCap 400® Index Portfolio.
December 19, 2016

Ivy Funds Variable Insurance Portfolios changed its name to Ivy Variable Insurance Portfolios. Ivy Variable Insurance Portfolios Ivy Funds VIP Asset Strategy changed its name to Ivy VIP Asset Strategy. Ivy Variable Insurance Portfolios Ivy Funds VIP Global Natural Resources changed its name to Ivy VIP Global Natural Resources. Ivy Variable Insurance Portfolios Ivy Funds VIP Science and Technology changed its name to Ivy VIP Science and Technology.

Form V-4826-E	10

May 1, 2017

Ohio National Fund International Portfolio changed its name to ON International Equity Portfolio. Ohio National Fund International Small-Mid Company Portfolio changed its name to ON Foreign Portfolio. Ivy Variable Insurance Portfolios Ivy VIP Global Natural Resources changed its name to Ivy VIP Natural Resources. Janus Aspen Series Janus Portfolio changed its name to Research Portfolio. The Universal Institutional Funds, Inc. changed its name to Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF Core Plus Fixed Income Portfolio changed its name to Morgan Stanley VIF Core Plus Fixed Income Portfolio. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF Growth Portfolio changed its name to Morgan Stanley VIF Growth Portfolio. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF U.S. Real Estate Portfolio changed its name to Morgan Stanley VIF U.S. Real Estate Portfolio.

Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909 as a stock life insurance company. We are now ultimately owned by a mutual holding company (Ohio National Mutual Holdings, Inc.) with the majority ownership being by our policyholders. We write life, accident and health insurance and annuities in 49 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $41.8 billion and equity of approximately $2.3 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242.

Ohio National Life and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time Ohio National Life has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, Ohio National Life and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

With the increased use of technologies such as the Internet, our business is potentially susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events, which may include, theft, misuse, corruption or destruction of data, denial of service attacks on websites, and other operational disruptions to name a few. Cyber incidents can affect us, the underlying Funds, intermediaries, and other affiliated or third party service providers whose operations may impact your contract. While we have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

Ohio National Variable Account VAA

We established VAA on August 1, 1969 as a separate account under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. However, we may limit you to no more than 18 investment options at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA is credited to or charged against VAAwithout regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all of our assets are available to meet our obligations under the contracts. VAA is registered as unit investment trusts under the Investment Company Act of 1940.

Form V-4826-E	11

The assets of each subaccount of VAA is invested at net asset value in Fund shares.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

The Funds

The Funds are mutual funds registered under the Investment Company Act of 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Ohio National Life and our affiliates may receive payments from the underlying Portfolios, their advisers, subadvisers, distributors, or affiliates thereof, in connection with certain administrative, marketing and other support services provided by us and expenses incurred in offering and selling our variable annuity products. While only certain types of payments are made in connection with your particular contract, all such payments may influence decisions made by Ohio National Life and our affiliates regarding products we offer, including your contract.

Ohio National Life receives Rule 12b-1 fees which compensate our affiliate, Ohio National Equities, Inc. for distribution and administrative services (including recordkeeping services and mailing prospectuses and reports to contract owners invested in the Portfolios). These fees are paid by the underlying Portfolio out of each Portfolio’s assets and are therefore borne by contract owners. We also receive “revenue sharing” payments from advisers of the underlying Portfolios or their affiliates (not the Portfolios), which compensate us for administrative services. The maximum combined 12b-1 fees and revenue sharing payments we receive with respect to a Portfolio are equal to an annual rate of 0.55% of the average assets allocated to the Portfolio under the contract.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for this contract. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 1-800-366-6654

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAA. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one of more subacccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

Form V-4826-E	12

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAA under the 1940 Act in the event such registration is no longer required; manage the VAA under the direction of committee; or combine the VAA with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAA to another separate account.

Mixed and Shared Funding

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans, to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA’s participation in a Fund. Material conflicts could result from such things as:

• changes in state insurance law;

• changes in federal income tax law;

• changes in the investment management of any Fund; or

• differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Fund proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive for each of VAA. There is no minimum number of contract owners needed to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your contract value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives (a) of The O.N. Equity Sales Company (“ONESCO”), a wholly-owned subsidiary of ours, or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), another wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONESCO, ONEQ and the other broker dealers are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 6.65% of purchase payments. ONEQ then pays part of that amount to ONESCO and the other broker dealers. The amounts may vary by broker-dealer. ONESCO and the other broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO and ONEQ is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Form V-4826-E	13

Surrender Charge

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. This surrender charge is a percentage of the amount withdrawn. This percent varies with the contract year as follows:

Contract Years	Percentage
1st	7%
2nd	7%
3rd	6%
4th	5%
5th	4%
6th	2%
7th	1%
8th and later	0%

Once each contract year, you may withdraw not more than 10% of the contract value (as of the last day of the prior contract year) once each contract year without the surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. We do not assess the surrender charge when the proceeds are entirely withdrawn after the death of the annuitant. The surrender charge will not be imposed when the values of one or more contracts owned by the trustee of a retirement plan qualifying under Section 401, 403(b) or 457 of the Code are transferred to one of our group annuity contracts. If you use values of at least $250,000 from an Ohio National Life fixed annuity to provide the purchase payment for a contract offered by this prospectus, this contract will be treated (for purposes of determining the surrender charge) as if it were issued at the same time as the fixed annuity and as if the purchase payments made for the fixed annuity had been made for this contract.

Annual Contract Fee

Each year on the contract anniversary (or when you surrender the contract), we will deduct a contract administration charge of $35 from the contract value. This helps to repay us for maintaining the contract. We guarantee not to increase the contract administration charge. There is no contract administration charge if your contract value is at least $50,000. The charge is not made after annuity payments begin.

Deduction for Account Expenses

At the end of each valuation period we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for expenses not covered by the contract administration charge. Examples of these expenses are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk

We guarantee that until annuity payments begin the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit in the event of the annuitant’s death before annuity payments begin. After annuity payments begin we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.05 of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.55 on an annual basis. However, we agree that the deduction for these risk undertakings for contracts purchased on and after November 1, 1997 shall not be increased to more than the rate in effect at the time the contract is issued. In other words, we may increase this fee, but not for existing contract owners, for whom the charge will remain the same as it was when the contract was purchased. We may discontinue this limitation on our right to increase the deduction, but only as to any contracts purchased after notice of the discontinuance. The risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.55 for mortality risk, and 0.50 for expense risk. We hope to realize a profit from this charge. However, there will be a loss if the deduction fails to cover the actual risks involved.

Form V-4826-E	14

Transfer Fee

We may charge a transfer fee of $3 (which may be increased to $15) for each transfer of values from one subaccount to another. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged against the subaccount from which the transfer is made. Currently, we do not charge for your first four transfers each year. Other restrictions may apply. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your contract value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your contract value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectus.

Description of Variable Annuity Contracts

Free Look

You may revoke the contract at any time until the end of 10 days after you receive the contract (or such longer period as may be required by your state law) and get a refund of the entire purchase price. To revoke you must return the contract to us within the free look period. In those states where required by state law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you.

Accumulation Period

Purchase Payment

Your purchase payment must be at least $100. You may make additional payments at any time. We may limit your total purchase payments for any one life to $1,500,000. If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored. We will deduct any amount due for this reason from your contract value.

When We May Terminate Your Contract

We may terminate a contract on any anniversary when its value is less than the lesser of (a) $1,000 or (b) $250 times the number of years the contract has been in force. This could have adverse tax consequences to you. We will not terminate an individual retirement annuity (IRA) if you made a purchase payment during the preceding two years. We will not terminate an annuity funding a Section 403(b) salary reduction agreement.

Accumulation Units

Until the annuity payout date, the contract value is measured by accumulation units. These units are credited to your contract when you make your purchase payment. (See Crediting Accumulation Units, below). The number of units remains constant, but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send application forms or orders, together with your purchase payment, to our home office for acceptance. Upon acceptance, we issue a contract and we credit the purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, your purchase payment will be credited within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you

Form V-4826-E	15

specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days. You must send any additional purchase payments directly to our home office. They will then be applied to your contract according to your allocation instructions to provide that number of accumulation unites (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office. Payments received after 4 p.m. (Eastern time) on any process day (except on days when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

Allocation of Purchase Payment

You may allocate your purchase payment among one or more variable subaccounts of VAAand the Guaranteed Account. We may limit to 18 the number of investment options to which you may allocate your purchase payments. The amount allocated to any Fund or the Guaranteed Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office.

Accumulation Unit Value and Contract Value

We set the original accumulation unit value of each subaccount of VAA for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1) the net asset value the corresponding Fund share at the end of a valuation period, plus

(2) the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount, (no federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin, you may surrender (totally withdraw the value of) your contract, or you may withdraw part of the contract value (at least $300). You must make all surrender or withdrawal requests by providing Notice to us. The surrender charge may apply to these transactions. That charge is taken from the total amount withdrawn.

Unless, you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the contract value less any charges. In the case of a surrender, we subtract the contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Guaranteed Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status.”

If you request a surrender or withdrawal before your purchase payment clears the banking system, we may delay mailing your proceeds until the check for the purchase payment has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.

The right to withdraw may be suspended or the date of payment postponed:

•  for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Securities and Exchange Commission has restricted trading on the Exchange;

Form V-4826-E	16

• for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

• such other periods as the Commission may order to protect security holders.

Transfers among Subaccounts

You may transfer contract values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program, if offered) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not honored. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio manager from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict, reject or cancel purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, we will suspend some, or all transfer privileges. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading as described in this section and market timing will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits you may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

• The number of transfers made in a defined period;

• The dollar amount of the transfer;

• The total assets of the portfolios involved in the transfer;

• The investment objectives of the particular portfolios involved in your transfers; and/or

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• Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring contract values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Scheduled Transfers (Dollar Cost Averaging)

We administer a scheduled transfer (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300 each time. We may limit the number of funds into which you may dollar cost average. At least 12 DCA transfers must be scheduled, but we may permit fewer under some special DCA programs. The transfers may be from any variable Funds to any other variable Funds. Transfers may be made from the Guaranteed Account to any other Funds if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make the purchase payment from which DCA transfers will be made. A DCA program from the Guaranteed Account may not exceed 2 years. For transfers from variable Funds, the DCA program may not exceed 5 years. There is no transfer fee for DCA transfers. DCA transfers do not count against your four free transfers per year. We may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving us written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a Fund with a stabilized net asset value, such as the Fidelity® VIP Government Money Market Portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a variable Fund, DCA has the effect of reducing the average price of the shares being redeemed.

Effective Time for Purchase, Transfer and Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) will not become effective until the next business day.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 1-800-366-6654, #1 or by accessing our web site at any time at www.ohionational.com. You may also make transfers and change allocations on our website. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot

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complete a transfer as requested, our customer service representative will contact the contract owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize its use.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Nursing Facility Confinement

If the annuitant is, or has been, confined to a state licensed or legally operated in-patient nursing home facility for at least 60 consecutive days, we will not assess a surrender charge on partial withdrawals of up to $5,000 per month. You may not withdraw more than one half of the contract value as of the beginning of the confinement. This waiver of the surrender charge may not be available in all states and terms may vary based on state of issue and application or issue date. Contact us or your registered representative for more information. It only applies when:

• the confinement begins after the first contract anniversary and before annuity payments begin;

• the contract was issued before your 80th birthday; and

• we receive the request for withdrawal, together with proof of the confinement, at our home office while you are confined or within 90 days after discharge from the facility, unless otherwise agreed to by us.

Death Benefit

If the annuitant dies before the annuity payout date, the contract pays a death benefit to a designated beneficiary. The amount of the death benefit which is based on the date of death will be determined on the end of the valuation period in which we receive proof of death and a written claim in good order. The amount of death benefit is the contract value or, if greater, your purchase payment less any partial withdrawals.

Guaranteed Account

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. we may also refer to the Guaranteed Account as the Fixed Account or the Fixed Accumulation Account. The Guaranteed Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We will invest our general assets at our discretion as allowed by Ohio law.

The Guaranteed Account consists of all of our general assets other than those allocated to a separate account. You may allocate purchase payments and contract values between the Guaranteed Account and the Funds.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract), compounded annually, to contract values allocated to the Guaranteed Account. We may credit interest at a rate in excess of 3%, or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the guaranteed value of a contract will never be less than:

• the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus

• interest credited at the rate of 3% per year (or such lower rate that might be permitted under applicable state law and indicated in the contract) compounded annually, plus

• any additional excess interest we may credit to guaranteed values, minus

• any withdrawals, loans and transfers from the guaranteed values, minus

• any surrender charge on withdrawals, loan interest, state premium taxes and transfer fees.

No deductions are made from the Guaranteed Account for Account Expenses or Mortality and Expense Risk Fees.

Form V-4826-E	19

Other than pursuant to a DCA (scheduled transfer) program, we may restrict transfers of your Guaranteed Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Guaranteed Account for up to six months from the date we receive written request for withdrawal.

Ohio National Life Employee Discount

We and our affiliated companies may offer a credit on the purchase of contracts by any of our employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser’s household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser’s minor grandchildren under the Uniform Gifts to Minors Act. This credit counts as additional income under the contract. The amount of the credit equals 3.2% of all purchase payments made in the first contract year and 5.5% of purchase payments made in the second through sixth contract years. We credit the Guaranteed Account in these amounts at the time the eligible person makes the purchase payment. If an employee exercises his or her free look right, the full amount of the benefit will be deducted when we pay the free look proceeds.

Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it at any time by providing Notice to us prior to the earlier of (i) the annuitant’s death or (ii) the annuity payout date. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law, or we may agree to waive it or to allow the annuitant to defer receiving annuity payments. If you choose to defer receiving annuity payments, unless a rider provides otherwise, your contract will no longer qualify for any guaranteed living benefit or the Death Benefit Adjustment upon the death of the Annuitant.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date. The variable part of the Contract Value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):

Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):

Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Form V-4826-E	20

Option 2(a):

Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.

Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the Contract Value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the Contract Values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s settlement option tables. We divide the account value by $1,000 and then multiply the result by the applicable factor in the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the Contract Value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25, we may change the frequency of payments so that the first payment is at least $25.

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize an 3% assumed interest rate. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by providing at least 30 days written Notice to us in writing at our home Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. To do this, we convert the number of annuity units being changed to the number of annuity units of the Funds to which you are changing. If an annuity payment

Form V-4826-E	21

is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

• the annuitant,

• a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

• the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

• as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Before the annuity payout date, we will send you semi-annual statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last half year. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

Contract Owner Inquiries

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to 4:30 p.m., Eastern Time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index,

Form V-4826-E	22

Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a “regulated investment company” under Subchapter M of the Code. The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

Under tax regulations, all contracts issued in the same calendar year to the same owner should be treated as one contract for tax reporting purposes, so that cost basis and gain will be aggregated for the purpose of determining the taxable portion of any withdrawal.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

• received on or after the taxpayer reaches age 59 ½;

• made to a beneficiary on or after the death of the annuitant;

•  attributable to the taxpayer’s becoming disabled;

Form V-4826-E	23

• made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

• from a contract that is a qualified funding asset for purposes of a structured settlement;

• made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

• incident to divorce;

• a qualified reservist distribution; or

• a distribution from an IRA for a first home purchase;

• taken from an IRA for higher education expenses; or

• taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

• attains age 59 ½,

• separates from the employer’s service,

• dies,

• becomes disabled as defined in the Code, or

• incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 ½, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 ½.

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Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

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Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to revoke the contract for a full refund within 10 days after you receive it (or a longer period as may be required by your state law) and for IRAs, get a refund of the greater of your purchase payments or the current Contract Value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds may first be allocated to the Fidelity® VIP Government Money Market Portfolio until the end of the free look period. If you are a California resident 60 years old or older and at the time you apply for your contract you elect to receive a return of your purchase payments if you exercise your free look, any purchase payments to be allocated to variable Funds will first be allocated to the Fixed Accumulation Account until the end of the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision, you must return the contract to us within the free look period. We must receive your contract at our home office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period.

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $62,000 in 2017, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $62,000 and $72,000. For married couples filing jointly, the applicable dollar limitation is $99,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $99,000-$119,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $72,000 for individuals and $119,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $5,500 in 2017 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1,000 per year in 2017. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $5,500 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, the employee’s salary is reduced by the amount of the contribution and those funds are not treated as current taxable income. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPs may no longer be established. Elective deferrals under a SARSEP are subject to an inflation-adjusted limit which is $18,000 for 2017.

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Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $54,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year.

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the Contract Value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $11,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $11,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you may withdraw any portion of the value of your IRA (or SEPP-IRA) and move it to another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. Note – you are limited to one rollover per year regardless of how many IRA contracts you own. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution. Transfers of funds directly from one IRA to another IRA, if done properly, is not a rollover and is not subject to the once per year limitation.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or

Form V-4826-E	27

SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 ½ or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 ½ or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 ½ or are disabled.

Distribution at Retirement

Once you have attained age 59 ½ (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 ½ or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments are calculated by dividing your account balance by the distribution period shown on the Uniform Lifetime Table published by the Internal Revenue Service. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, applied to purchase an immediate annuity for the beneficiary or applied to purchase a beneficiary IRA which will pay out over the beneficiary’s life expectancy. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” In 2017, contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $196,000 for married individuals filing jointly and less than $133,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $186,000 and $196,000 for married and between $118,000 and $133,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

All or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 ½; (b) after the

Form V-4826-E	28

owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 ½. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $12,500 in 2017. Employees age 50 and older may contribute an additional $3,000 in 2017. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form V-4826-E	29

Illustration of IRA Fixed Accumulations

Year	$1,000 Annual Contribution	$1,000 One Time Contribution	Year	$1,000 Annual Contribution	$1,000 One Time Contribution
1	$1,020.00	$1,020.00	36	$53,034.25	$2,039.87
2	$2,060.40	$1,040.40	37	$55,114.94	$2,080.67
3	$3,121.61	$1,061.21	38	$57,237.24	$2,122.28
4	$4,204.04	$1,082.43	39	$59,401.98	$2,164.73
5	$5,308.12	$1,104.08	40	$61,610.02	$2,208.02
6	$6,434.28	$1,126.16	41	$63,862.22	$2,252.18
7	$7,582.97	$1,148.68	42	$66,159.47	$2,297.22
8	$8,754.63	$1,171.65	43	$68,502.66	$2,343.16
9	$9,949.72	$1,195.08	44	$70,892.71	$2,390.02
10	$11,168.71	$1,218.98	45	$73,330.56	$2,437.82
11	$12,412.09	$1,243.36	46	$75,817.18	$2,486.58
12	$13,680.33	$1,268.23	47	$78,353.52	$2,536.31
13	$14,973.94	$1,293.59	48	$80,940.59	$2,587.04
14	$16,293.42	$1,319.46	49	$83,579.40	$2,638.78
15	$17,639.28	$1,345.85	50	$86,270.99	$2,691.56
16	$19,012.07	$1,372.77	51	$89,016.41	$2,745.39
17	$20,412.31	$1,400.23	52	$91,816.74	$2,800.30
18	$21,840.56	$1,428.23	53	$94,673.07	$2,856.31
19	$23,297.37	$1,456.79	54	$97,586.53	$2,913.44
20	$24,783.32	$1,485.93	55	$100,558.26	$2,971.71
21	$26,298.98	$1,515.65	56	$103,589.43	$3,031.14
22	$27,844.96	$1,545.96	57	$106,681.22	$3,091.76
23	$29,421.86	$1,576.88	58	$109,834.84	$3,153.60
24	$31,030.30	$1,608.42	59	$113,051.54	$3,216.67
25	$32,670.91	$1,640.59	60	$116,332.57	$3,281.00
26	$34,344.32	$1,673.40	61	$119,679.22	$3,346.62
27	$36,051.21	$1,706.87	62	$123,092.81	$3,413.55
28	$37,792.23	$1,741.01	63	$126,574.66	$3,481.82
29	$39,568.08	$1,775.83	64	$130,126.16	$3,551.46
30	$41,379.44	$1,811.35	65	$133,748.68	$3,622.49
31	$43,227.03	$1,847.58	66	$137,443.65	$3,694.94
32	$45,111.57	$1,884.53	67	$141,212.53	$3,768.84
33	$47,033.80	$1,922.22	68	$145,056.78	$3,844.22
34	$48,994.48	$1,960.66	69	$148,977.91	$3,921.10
35	$50,994.37	$1,999.87	70	$152,977.47	$3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 7 years after amounts are deposited into the policy as follows: Year 1- 7%, Year 2- 7%, Year 3- 6%, Year 4- 5%, Year 5- 4%, Year 6- 2%, Year 7- 1%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

Form V-4826-E	30

Appendix B

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ohio National Fund, Inc.
Equity Portfolio	2007	$17.05	$15.84	329,024
	2008	$15.84	$7.07	250,072
	2009	$7.07	$9.70	215,096
	2010	$9.70	$10.34	194,336
	2011	$10.34	$9.86	175,392
	2012	$9.86	$11.26	155,755
	2013	$11.26	$15.30	129,145
	2014	$15.30	$17.23	109,182
	2015	$17.23	$16.38	95,831
	2016	$16.38	$18.23	86,526

Bond Portfolio	2007	$15.62	$15.99	93,414
	2008	$15.99	$13.98	72,567
	2009	$13.98	$16.69	61,951
	2010	$16.69	$17.76	55,385
	2011	$17.76	$18.65	52,600
	2012	$18.65	$19.75	46,455
	2013	$19.75	$19.12	39,949
	2014	$19.12	$19.98	33,240
	2015	$19.98	$19.32	26,810
	2016	$19.32	$20.58	23,967

Omni Portfolio	2007	$11.65	$12.30	149,883
	2008	$12.30	$8.32	120,533
	2009	$8.32	$10.94	112,113
	2010	$10.94	$12.23	98,383
	2011	$12.23	$11.57	70,010
	2012	$11.57	$12.80	63,760
	2013	$12.80	$16.49	49,157
	2014	$16.49	$18.25	36,883
	2015	$18.25	$18.41	32,273
	2016	$18.41	$20.03	30,465

S&P 500® Index Portfolio	2007	$19.01	$19.72	411,585
	2008	$19.72	$12.20	317,617
	2009	$12.20	$15.16	289,322

Form V-4826-E	31

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2010	$15.16	$17.13	268,010
	2011	$17.13	$17.21	260,603
	2012	$17.21	$19.60	213,646
	2013	$19.60	$25.49	186,296
	2014	$25.49	$28.46	160,929
	2015	$28.46	$28.35	155,783
	2016	$28.35	$31.20	139,826

ON International Equity Portfolio	2007	$12.98	$14.02	132,933
	2008	$14.02	$7.47	107,596
	2009	$7.47	$10.19	99,811
	2010	$10.19	$11.74	92,906
	2011	$11.74	$9.80	85,394
	2012	$9.80	$11.64	63,624
	2013	$11.64	$12.83	60,850
	2014	$12.83	$11.47	57,492
	2015	$11.47	$11.27	53,904
	2016	$11.27	$10.59	48,049

ON Foreign Portfolio	2007	$26.27	$30.46	70,236
	2008	$30.46	$14.64	59,152
	2009	$14.64	$21.11	51,295
	2010	$21.11	$24.95	46,472
	2011	$24.95	$20.32	39,449
	2012	$20.32	$24.61	31,996
	2013	$24.61	$31.02	28,838
	2014	$31.02	$27.93	25,283
	2015	$27.93	$30.17	22,319
	2016	$30.17	$27.54	18,355

Capital Appreciation Portfolio	2007	$23.90	$24.49	149,506
	2008	$24.49	$14.75	105,686
	2009	$14.75	$20.79	87,963
	2010	$20.79	$24.01	68,623
	2011	$24.01	$23.31	62,968
	2012	$23.31	$27.06	57,118
	2013	$27.06	$35.93	42,920
	2014	$35.93	$38.50	37,072
	2015	$38.50	$37.23	32,752
	2016	$37.23	$42.14	30,397

Aggressive Growth Portfolio	2007	$7.71	$9.86	36,424
	2008	$9.86	$5.48	34,315
	2009	$5.48	$7.72	32,444
	2010	$7.72	$8.38	35,192
	2011	$8.38	$7.84	30,486
	2012	$7.84	$9.51	24,730

Form V-4826-E	32

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$9.51	$12.34	25,219
	2014	$12.34	$13.35	22,472
	2015	$13.35	$14.51	21,993
	2016	$14.51	$14.82	18,942

Mid Cap Opportunity Portfolio	2007	$25.18	$29.29	196,524
	2008	$29.29	$14.08	153,983
	2009	$14.08	$19.55	137,621
	2010	$19.55	$23.08	118,608
	2011	$23.08	$22.02	102,426
	2012	$22.02	$26.02	87,648
	2013	$26.02	$34.02	76,494
	2014	$34.02	$37.45	60,822
	2015	$37.45	$35.10	53,989
	2016	$35.10	$35.20	47,639

ClearBridge Small Cap Portfolio	2007	$9.81	$10.77	46,539
	2008	$10.77	$6.77	37,928
	2009	$6.77	$9.04	32,448
	2010	$9.04	$12.17	30,433
	2011	$12.17	$11.72	26,940
	2012	$11.72	$13.17	22,407
	2013	$13.17	$16.93	20,472
	2014	$16.93	$17.12	19,653
	2015	$17.12	$16.49	18,180
	2016	$16.49	$20.83	17,157

High Income Bond Portfolio	2007	$14.58	$14.90	55,314
	2008	$14.90	$10.98	34,841
	2009	$10.98	$16.18	29,936
	2010	$16.18	$18.23	26,677
	2011	$18.23	$18.96	25,826
	2012	$18.96	$21.40	25,938
	2013	$21.40	$22.62	21,305
	2014	$22.62	$22.95	21,770
	2015	$22.95	$21.96	21,531
	2016	$21.96	$24.80	20,361

Strategic Value Portfolio	2007	$12.47	$11.24	14,765
	2008	$11.24	$7.96	12,743
	2009	$7.96	$8.76	10,926
	2010	$8.76	$9.68	8,607
	2011	$9.68	$10.90	5,811
	2012	$10.90	$11.54	7,516
	2013	$11.54	$13.78	7,077
	2014	$13.78	$15.29	7,088
	2015	$15.29	$15.74	5,218

Form V-4826-E	33

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2016	$15.74	$17.23	3,119

Small Cap Growth Portfolio	2007	$17.41	$19.70	45,524
	2008	$19.70	$10.17	38,383
	2009	$10.17	$15.14	34,738
	2010	$15.14	$19.43	32,100
	2011	$19.43	$19.70	29,945
	2012	$19.70	$22.95	25,790
	2013	$22.95	$32.92	73,605
	2014	$32.92	$35.95	55,827
	2015	$35.95	$35.42	49,630
	2016	$35.42	$37.20	46,899

Nasdaq-100® Index Portfolio	2007	$4.15	$4.85	98,409
	2008	$4.85	$2.78	55,358
	2009	$2.78	$4.22	65,506
	2010	$4.22	$4.97	33,941
	2011	$4.97	$5.06	30,013
	2012	$5.06	$5.89	29,959
	2013	$5.89	$7.91	19,917
	2014	$7.91	$9.27	19,731
	2015	$9.27	$9.99	26,835
	2016	$9.99	$10.52	29,420

Bristol Portfolio	2007	$13.96	$14.85	32,862
	2008	$14.85	$8.71	23,721
	2009	$8.71	$11.68	17,207
	2010	$11.68	$13.04	16,219
	2011	$13.04	$11.95	16,441
	2012	$11.95	$13.36	12,450
	2013	$13.36	$18.62	8,122
	2014	$18.62	$20.93	7,596
	2015	$20.93	$21.51	7,130
	2016	$21.51	$23.73	6,166

Bryton Growth Portfolio	2007	$11.50	$12.47	9,494
	2008	$12.47	$7.44	8,556
	2009	$7.44	$9.97	15,865
	2010	$9.97	$12.21	13,149
	2011	$12.21	$10.94	11,800
	2012	$10.94	$12.02	8,016
	2013	$12.02	$16.69	4,986
	2014	$16.69	$17.50	4,468
	2015	$17.50	$16.54	4,431
	2016	$16.54	$17.07	4,042

Balanced Portfolio	2007	$11.38	$12.62	11,992

Form V-4826-E	34

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2008	$12.62	$9.10	6,120
	2009	$9.10	$11.22	906
	2010	$11.22	$11.94	967
	2011	$11.94	$12.06	1,166
	2012	$12.06	$13.48	1,226
	2013	$13.48	$15.34	3,836
	2014	$15.34	$16.05	4,381
	2015	$16.05	$16.08	4,199
	2016	$16.08	$16.60	3,681

S&P MidCap 400® Index Portfolio	2007	$11.06	$11.99	3,557
	2008	$11.99	$6.70	3,858
	2009	$6.70	$7.59	3,875
	2010	$7.59	$8.96	3,825
	2011	$8.96	$8.72	326
	2012	$8.72	$9.92	325
	2013	$9.92	$13.38	1,900
	2014	$13.38	$14.19	1,937
	2015	$14.19	$13.56	99
	2016	$13.56	$14.65	143

Bristol Growth Portfolio	2007	$10.00	$10.25	1,006
	2008	$10.25	$6.01	1,070
	2009	$6.01	$8.44	1,671
	2010	$8.44	$9.40	1,954
	2011	$9.40	$9.12	2,187
	2012	$9.12	$10.01	2,258
	2013	$10.01	$13.69	2,082
	2014	$13.69	$15.14	2,064
	2015	$15.14	$15.80	1,797
	2016	$15.80	$16.81	1,893

Risk Managed Balanced Portfolio	2014	$10.00	$10.74	0
	2015	$10.74	$10.46	0
	2016	$10.46	$10.71	0

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio	2012	$10.00	$10.16	122
	2013	$10.16	$11.22	122
	2014	$11.22	$11.54	121
	2015	$11.54	$11.25	121
	2016	$11.25	$11.48	120

AB VPS Global Risk Allocation-Moderate Portfolio	2015	$10.00	$9.36	0
	2016	$9.36	$9.63	0

Form V-4826-E	35

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Calvert Variable Products, Inc.
Calvert VP S&P 500 Index Portfolio	2007	$8.36	$9.07	21,056
	2008	$9.07	$5.75	21,079
	2009	$5.75	$7.62	20,239
	2010	$7.62	$8.82	17,170
	2011	$8.82	$8.59	15,579
	2012	$8.59	$9.83	10,203
	2013	$9.83	$12.72	9,615
	2014	$12.72	$13.81	6,553
	2015	$13.81	$13.77	5,824
	2016	$13.77	$15.17	5,723

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
Invesco V.I. International Growth Fund	2007	$10.77	$12.15	983
	2008	$12.15	$6.17	1,123
	2009	$6.17	$8.32	4,084
	2010	$8.32	$9.03	2,943
	2011	$9.03	$8.29	2,465
	2012	$8.29	$9.43	2,490
	2013	$9.43	$11.05	3,039
	2014	$11.05	$10.92	2,831
	2015	$10.92	$10.50	2,770
	2016	$10.50	$10.29	1,834

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.29	1,270
	2013	$10.29	$10.30	6,275
	2014	$10.30	$10.75	4,569
	2015	$10.75	$10.14	2,592
	2016	$10.14	$11.17	2,849

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2007	$14.27	$15.05	6,724
	2008	$15.05	$10.44	7,298
	2009	$10.44	$12.60	4,416
	2010	$12.60	$14.31	5,158
	2011	$14.31	$15.36	4,907
	2012	$15.36	$16.70	5,368
	2013	$16.70	$19.92	5,680
	2014	$19.92	$21.20	6,196
	2015	$21.20	$20.36	5,718
	2016	$20.36	$21.63	3,313

Federated Insurance Series
Federated Kaufmann Fund II (Service Shares)	2008	$10.00	$6.27	1,738
	2009	$6.27	$8.00	121

Form V-4826-E	36

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2010	$8.00	$9.30	121
	2011	$9.30	$7.94	0
	2012	$7.94	$9.17	0
	2013	$9.17	$12.64	0
	2014	$12.64	$13.66	669
	2015	$13.66	$14.31	4,054
	2016	$14.31	$14.61	1,570

Federated Managed Volatility Fund II	2012	$10.00	$10.31	180
	2013	$10.31	$12.39	5,657
	2014	$12.39	$12.71	10,877
	2015	$12.71	$11.60	10,253
	2016	$11.60	$12.33	10,081

Fidelity® Variable Insurance Products (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2007	$12.97	$15.02	231,912
	2008	$15.02	$8.50	199,493
	2009	$8.50	$11.36	176,975
	2010	$11.36	$13.11	140,233
	2011	$13.11	$12.59	136,733
	2012	$12.59	$14.43	121,114
	2013	$14.43	$18.65	106,499
	2014	$18.65	$20.56	78,660
	2015	$20.56	$20.38	70,670
	2016	$20.38	$21.67	64,631

Fidelity® VIP Mid Cap Portfolio	2007	$20.48	$23.32	125,146
	2008	$23.32	$13.90	109,985
	2009	$13.90	$19.18	101,190
	2010	$19.18	$24.34	88,777
	2011	$24.34	$21.42	80,949
	2012	$21.42	$24.23	86,547
	2013	$24.23	$32.50	61,068
	2014	$32.50	$34.01	54,748
	2015	$34.01	$33.03	48,721
	2016	$33.03	$36.49	42,371

Fidelity® VIP Growth Portfolio	2007	$6.89	$8.61	88,053
	2008	$8.61	$4.48	90,846
	2009	$4.48	$5.66	72,543
	2010	$5.66	$6.92	69,081
	2011	$6.92	$6.83	68,729
	2012	$6.83	$7.71	41,597
	2013	$7.71	$10.35	34,108
	2014	$10.35	$11.34	32,498
	2015	$11.34	$11.97	27,106

Form V-4826-E	37

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2016	$11.97	$11.88	20,109

Fidelity® VIP Equity-Income Portfolio	2007	$15.10	$15.10	51,497
	2008	$15.10	$8.52	42,934
	2009	$8.52	$10.93	40,316
	2010	$10.93	$12.40	39,719
	2011	$12.40	$12.32	30,702
	2012	$12.32	$14.23	25,545
	2013	$14.23	$17.96	22,951
	2014	$17.96	$19.23	20,138
	2015	$19.23	$18.18	15,244
	2016	$18.18	$21.13	12,092

Fidelity® VIP Real Estate Portfolio	2008	$10.00	$5.29	16
	2009	$5.29	$7.17	6,933
	2010	$7.17	$9.21	8,883
	2011	$9.21	$9.80	9,714
	2012	$9.80	$11.44	11,736
	2013	$11.44	$11.48	9,063
	2014	$11.48	$14.71	8,273
	2015	$14.71	$15.03	7,198
	2016	$15.03	$15.65	6,000

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.35	0
	2014	$11.35	$11.85	0
	2015	$11.85	$11.54	570
	2016	$11.54	$11.97	570

Fidelity® Variable Insurance Products (Initial Class Shares)
Fidelity® VIP High Income Portfolio	2007	$12.15	$12.33	17,402
	2008	$12.33	$9.13	10,946
	2009	$9.13	$12.97	10,134
	2010	$12.97	$14.58	7,554
	2011	$14.58	$14.97	5,753
	2012	$14.97	$16.88	4,547
	2013	$16.88	$17.65	4,115
	2014	$17.65	$17.63	3,391
	2015	$17.63	$16.77	2,952
	2016	$16.77	$18.98	2,450

Fidelity® VIP Equity-Income Portfolio	2007	$20.92	$20.96	95,735
	2008	$20.96	$11.87	60,018
	2009	$11.87	$15.25	52,739
	2010	$15.25	$17.34	46,128
	2011	$17.34	$17.28	40,570
	2012	$17.28	$20.01	36,319

Form V-4826-E	38

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$20.01	$25.31	36,104
	2014	$25.31	$27.17	31,125
	2015	$27.17	$25.76	29,370
	2016	$25.76	$30.01	28,035

Fidelity® VIP Growth Portfolio	2007	$16.95	$21.24	102,968
	2008	$21.24	$11.08	81,039
	2009	$11.08	$14.03	73,851
	2010	$14.03	$17.20	59,281
	2011	$17.20	$17.01	52,871
	2012	$17.01	$19.26	47,032
	2013	$19.26	$25.92	39,769
	2014	$25.92	$28.48	33,884
	2015	$28.48	$30.13	31,297
	2016	$30.13	$29.98	27,792

Fidelity® Variable Insurance Products (Service Class)
Fidelity® VIP Government Money Market Portfolio	2016	$11.83	$11.71	58,766

Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Income VIP Fund	2007	$11.74	$12.02	65,946
	2008	$12.02	$8.35	81,701
	2009	$8.35	$11.18	44,486
	2010	$11.18	$12.43	40,072
	2011	$12.43	$12.56	24,369
	2012	$12.56	$13.97	24,613
	2013	$13.97	$15.72	18,915
	2014	$15.72	$16.23	18,719
	2015	$16.23	$14.89	11,589
	2016	$14.89	$16.76	10,877

Franklin Flex Cap Growth VIP Fund	2007	$10.78	$12.17	3,410
	2008	$12.17	$7.77	7,445
	2009	$7.77	$10.20	10,879
	2010	$10.20	$11.70	10,483
	2011	$11.70	$10.99	8,722
	2012	$10.99	$11.85	4,565
	2013	$11.85	$16.09	4,335
	2014	$16.09	$16.85	3,982
	2015	$16.85	$17.36	4,320
	2016	$17.36	$16.64	3,122

Templeton Foreign VIP Fund	2007	$12.51	$14.26	14,675
	2008	$14.26	$8.39	14,779
	2009	$8.39	$11.35	10,410

Form V-4826-E	39

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2010	$11.35	$12.15	9,725
	2011	$12.15	$10.72	9,096
	2012	$10.72	$12.51	10,352
	2013	$12.51	$15.18	11,227
	2014	$15.18	$13.32	12,100
	2015	$13.32	$12.29	11,011
	2016	$12.29	$13.01	10,694

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Income VIP Fund	2008	$10.00	$6.91	81
	2009	$6.91	$9.23	218
	2010	$9.23	$10.26	737
	2011	$10.26	$10.36	1,654
	2012	$10.36	$11.51	1,959
	2013	$11.51	$12.93	2,493
	2014	$12.93	$13.34	3,001
	2015	$13.34	$12.23	187
	2016	$12.23	$13.75	185

Franklin Flex Cap Growth VIP Fund	2008	$10.00	$6.66	14
	2009	$6.66	$8.72	128
	2010	$8.72	$9.99	103
	2011	$9.99	$9.38	183
	2012	$9.38	$10.12	237
	2013	$10.12	$13.71	192
	2014	$13.71	$14.34	231
	2015	$14.34	$14.77	276
	2016	$14.77	$14.15	319

Templeton Foreign VIP Fund	2008	$10.00	$6.20	88
	2009	$6.20	$8.37	113
	2010	$8.37	$8.96	97
	2011	$8.96	$7.89	186
	2012	$7.89	$9.20	295
	2013	$9.20	$11.16	268
	2014	$11.16	$9.78	311
	2015	$9.78	$9.01	414
	2016	$9.01	$9.53	521

Franklin Founding Funds Allocation VIP Fund	2008	$10.00	$6.61	14
	2009	$6.61	$8.48	448
	2010	$8.48	$9.23	421
	2011	$9.23	$8.96	688
	2012	$8.96	$10.19	889
	2013	$10.19	$12.44	1,075
	2014	$12.44	$12.62	326

Form V-4826-E	40

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$12.62	$11.68	238
	2016	$11.68	$13.02	229

Franklin Templeton Variable Insurance Products Trust (Class 5)
Franklin VolSmart Allocation VIP Fund	2015	$10.00	$9.31	0
	2016	$9.31	$9.61	0

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund	2007	$13.83	$13.86	62,390
	2008	$13.86	$8.96	37,228
	2009	$8.96	$10.46	36,938
	2010	$10.46	$11.49	32,178
	2011	$11.49	$10.54	22,657
	2012	$10.54	$12.39	19,360
	2013	$12.39	$16.30	14,960
	2014	$16.30	$18.17	12,466
	2015	$18.17	$17.15	10,716
	2016	$17.15	$18.89	9,006

Goldman Sachs U.S. Equity Insights Fund	2007	$11.10	$10.78	6,859
	2008	$10.78	$6.70	6,087
	2009	$6.70	$8.01	4,265
	2010	$8.01	$8.93	4,078
	2011	$8.93	$9.17	3,586
	2012	$9.17	$10.36	3,426
	2013	$10.36	$14.07	3,441
	2014	$14.07	$16.16	3,285
	2015	$16.16	$15.92	3,357
	2016	$15.92	$17.40	3,424

Goldman Sachs Strategic Growth Fund	2007	$9.17	$9.97	17,860
	2008	$9.97	$5.73	20,273
	2009	$5.73	$8.36	18,917
	2010	$8.36	$9.14	16,780
	2011	$9.14	$8.79	17,792
	2012	$8.79	$10.40	14,442
	2013	$10.40	$13.59	13,601
	2014	$13.59	$15.25	13,657
	2015	$15.25	$15.57	12,848
	2016	$15.57	$15.67	11,319

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	2008	$10.00	$6.56	17
	2009	$6.54	$7.63	102
	2010	$7.63	$8.35	174

Form V-4826-E	41

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$8.35	$7.64	265
	2012	$7.64	$8.97	390
	2013	$8.97	$11.77	522
	2014	$11.77	$13.08	604
	2015	$13.08	$12.32	703
	2016	$12.32	$13.53	794

Goldman Sachs U.S. Equity Insights Fund	2008	$10.00	$6.55	0
	2009	$6.55	$7.82	241
	2010	$7.82	$8.69	375
	2011	$8.69	$8.91	374
	2012	$8.91	$10.04	373
	2013	$10.04	$13.60	373
	2014	$13.60	$15.60	372
	2015	$15.60	$15.34	371
	2016	$15.34	$16.73	370

Goldman Sachs Strategic Growth Fund	2008	$10.00	$5.92	0
	2009	$5.92	$8.62	0
	2010	$8.62	$9.40	0
	2011	$9.40	$9.01	0
	2012	$9.01	$10.64	0
	2013	$10.64	$13.87	0
	2014	$13.87	$15.52	0
	2015	$15.52	$15.80	0
	2016	$15.80	$15.87	0

Goldman Sachs Global Trends Allocation Fund	2012	$10.00	$10.22	0
	2013	$10.22	$11.46	0
	2014	$11.46	$11.76	0
	2015	$11.76	$10.93	0
	2016	$10.93	$11.26	0

Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy	2009	$10.00	$11.86	10,598
	2010	$11.86	$12.73	19,573
	2011	$12.73	$11.66	19,456
	2012	$11.66	$13.72	21,692
	2013	$13.72	$16.94	19,580
	2014	$16.94	$15.84	16,765
	2015	$15.84	$14.34	12,685
	2016	$14.34	$13.79	11,527

Ivy VIP Natural Resources	2009	$10.00	$13.56	7,371
	2010	$13.56	$15.67	10,788
	2011	$15.67	$12.15	9,282
	2012	$12.15	$12.22	6,811

Form V-4826-E	42

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$12.22	$13.01	6,021
	2014	$13.01	$11.17	4,148
	2015	$11.17	$8.56	1,957
	2016	$8.56	$10.46	1,659

Ivy VIP Science and Technology	2009	$10.00	$12.90	472
	2010	$12.90	$14.36	904
	2011	$14.36	$13.35	947
	2012	$13.35	$16.85	1,983
	2013	$16.85	$26.02	5,307
	2014	$26.02	$26.43	3,466
	2015	$26.43	$25.34	3,303
	2016	$25.34	$25.40	3,105

Janus Aspen Series (Institutional Shares)
Research Portfolio	2007	$8.05	$9.14	31,549
	2008	$9.14	$5.44	27,809
	2009	$5.44	$7.32	30,644
	2010	$7.32	$8.28	19,217
	2011	$8.28	$7.74	15,416
	2012	$7.74	$9.06	14,215
	2013	$9.06	$11.65	12,222
	2014	$11.65	$13.00	9,920
	2015	$13.00	$13.52	6,950
	2016	$13.52	$13.41	5,903

Global Research Portfolio	2007	$9.57	$10.35	46,465
	2008	$10.35	$5.66	34,880
	2009	$5.66	$7.69	28,360
	2010	$7.69	$8.79	21,775
	2011	$8.79	$7.49	19,997
	2012	$7.49	$8.87	18,203
	2013	$8.87	$11.25	17,943
	2014	$11.25	$11.93	19,467
	2015	$11.93	$11.51	18,357
	2016	$11.51	$11.60	14,561

Balanced Portfolio	2007	$12.98	$14.17	65,796
	2008	$14.17	$11.77	42,472
	2009	$11.77	$14.63	39,704
	2010	$14.63	$15.65	25,472
	2011	$15.65	$15.70	21,316
	2012	$15.70	$17.61	20,313
	2013	$17.61	$20.89	18,650
	2014	$20.89	$22.37	16,294
	2015	$22.37	$22.22	13,774
	2016	$22.22	$22.95	17,292

Form V-4826-E	43

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Janus Aspen Series (Service Shares)
Research Portfolio	2007	$6.52	$7.39	90,320
	2008	$7.39	$4.38	103,369
	2009	$4.38	$5.89	79,148
	2010	$5.89	$6.64	62,425
	2011	$6.64	$6.19	59,474
	2012	$6.19	$7.23	54,908
	2013	$7.23	$9.28	45,021
	2014	$9.28	$10.32	41,976
	2015	$10.32	$10.71	33,400
	2016	$10.71	$10.60	31,093

Overseas Portfolio	2007	$29.99	$37.89	41,560
	2008	$37.89	$17.87	39,634
	2009	$17.87	$31.59	36,238
	2010	$31.59	$38.98	37,585
	2011	$38.98	$26.04	28,117
	2012	$26.04	$29.09	22,051
	2013	$29.09	$32.82	15,975
	2014	$32.82	$28.48	12,639
	2015	$28.48	$25.64	10,181
	2016	$25.64	$23.61	9,394

Global Research Portfolio	2007	$6.84	$7.38	105,835
	2008	$7.38	$4.02	95,523
	2009	$4.02	$5.46	80,804
	2010	$5.46	$6.22	72,119
	2011	$6.22	$5.28	66,780
	2012	$5.28	$6.25	61,918
	2013	$6.25	$7.90	54,330
	2014	$7.90	$8.36	46,724
	2015	$8.36	$8.04	41,899
	2016	$8.04	$8.09	38,125

Balanced Portfolio	2007	$11.69	$12.73	141,512
	2008	$12.73	$10.55	110,740
	2009	$10.55	$13.08	95,503
	2010	$13.08	$13.96	86,891
	2011	$13.96	$13.97	77,937
	2012	$13.97	$15.63	74,402
	2013	$15.63	$18.48	66,225
	2014	$18.48	$19.75	61,842
	2015	$19.75	$19.58	56,507
	2016	$19.58	$20.16	49,926

INTECH U.S. Low Volatility Portfolio	2012	$10.00	$9.89	0

Form V-4826-E	44

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$9.89	$12.19	675
	2014	$12.19	$14.17	6,241
	2015	$14.17	$14.56	7,821
	2016	$14.56	$15.76	8,355

Flexible Bond Portfolio	2015	$10.00	$9.79	164
	2016	$9.79	$9.88	157

J.P. Morgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	2007	$20.74	$20.97	53,770
	2008	$20.97	$13.83	33,576
	2009	$13.83	$17.28	6,025
	2010	$17.28	$21.06	25,441
	2011	$21.06	$21.24	21,299
	2012	$21.24	$25.24	16,592
	2013	$25.24	$32.97	14,913
	2014	$32.97	$37.46	15,686
	2015	$37.46	$36.00	15,194
	2016	$36.00	$40.76	13,000

JPMorgan Insurance Trust Small Cap Core Portfolio	2007	$16.89	$15.73	7,575
	2008	$15.73	$10.56	5,407
	2009	$10.56	$12.78	6,025
	2010	$12.78	$16.03	6,312
	2011	$16.03	$15.07	5,918
	2012	$15.07	$17.81	6,053
	2013	$17.81	$25.02	7,848
	2014	$25.02	$27.07	5,596
	2015	$27.07	$25.31	4,387
	2016	$25.31	$30.04	4,161

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2007	$21.65	$19.83	32,736
	2008	$19.83	$12.44	27,233
	2009	$12.45	$18.74	23,635
	2010	$18.74	$22.89	20,853
	2011	$22.89	$20.55	19,463
	2012	$20.55	$22.36	14,774
	2013	$22.36	$29.85	12,431
	2014	$29.85	$32.72	11,251
	2015	$32.72	$31.53	10,653
	2016	$31.53	$36.04	8,762

Lazard Retirement Emerging Markets Equity	2007	$28.08	$36.94	77,112

Form V-4826-E	45

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Portfolio
	2008	$36.94	$18.70	65,087
	2009	$18.70	$31.35	59,431
	2010	$31.35	$37.98	54,621
	2011	$37.98	$30.74	48,467
	2012	$30.74	$37.04	41,813
	2013	$37.04	$36.11	35,714
	2014	$36.11	$33.99	32,383
	2015	$33.99	$26.82	28,784
	2016	$26.82	$31.98	29,403

Lazard Retirement International Equity Portfolio	2007	$12.61	$13.79	21,206
	2008	$13.79	$8.57	8,728
	2009	$8.57	$10.28	7,122
	2010	$10.28	$10.83	4,297
	2011	$10.83	$9.92	4,829
	2012	$9.92	$11.85	4,327
	2013	$11.85	$14.13	4,199
	2014	$14.13	$13.36	4,042
	2015	$13.36	$13.42	4,411
	2016	$13.42	$12.68	3,344

Lazard Retirement U.S. Strategic Equity Portfolio	2007	$11.89	$11.62	318
	2008	$11.62	$7.42	1,606
	2009	$7.42	$9.30	2,019
	2010	$9.30	$10.36	2,213
	2011	$10.36	$10.42	2,403
	2012	$10.42	$11.73	4,420
	2013	$11.73	$14.83	4,334
	2014	$14.83	$16.79	2,350
	2015	$16.79	$15.67	2,365
	2016	$15.67	$16.93	715

Lazard Retirement Global Dynamic Multi Asset Portfolio	2012	$10.00	$10.48	2,138
	2013	$10.48	$12.37	2,798
	2014	$12.37	$12.54	660
	2015	$12.54	$12.32	660
	2016	$12.32	$12.56	659

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	2007	$11.36	$11.73	1,747
	2008	$11.73	$7.52	2,161
	2009	$7.52	$9.13	2,467
	2010	$9.13	$10.12	1,729
	2011	$10.12	$10.78	1,500

Form V-4826-E	46

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2012	$10.78	$12.15	2,097
	2013	$12.15	$15.10	4,857
	2014	$15.10	$16.94	4,509
	2015	$16.94	$16.00	4,138
	2016	$16.00	$18.16	3,758

ClearBridge Variable Large Cap Value Portfolio	2007	$11.98	$12.28	268
	2008	$12.28	$7.81	154
	2009	$7.81	$9.59	197
	2010	$9.59	$10.37	2,017
	2011	$10.37	$10.74	2,327
	2012	$10.74	$12.35	8,164
	2013	$12.35	$16.14	8,022
	2014	$16.14	$17.80	8,264
	2015	$17.80	$17.07	8,756
	2016	$17.07	$19.04	8,659

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	2012	$10.00	$10.16	326
	2013	$10.16	$11.87	1,006
	2014	$11.87	$12.50	6,258
	2015	$12.50	$11.69	6,257
	2016	$11.69	$11.52	6,256

Legg Mason Partners Variable Income Trust (Class II Shares)
Western Asset Core Plus VIT Portfolio	2015	$10.00	$9.73	0
	2016	$9.73	$10.01	0

MFS® Variable Insurance Trust (Service Class)
MFS® Mid Cap Growth Series	2007	$9.68	$10.46	29,939
	2008	$10.46	$5.00	31,648
	2009	$5.00	$6.97	32,479
	2010	$6.97	$8.89	33,170
	2011	$8.89	$8.23	34,974
	2012	$8.23	$9.46	22,455
	2013	$9.46	$12.82	21,736
	2014	$12.82	$13.74	23,525
	2015	$13.74	$14.16	21,936
	2016	$14.16	$14.63	15,738

MFS® New Discovery Series	2007	$12.41	$12.53	3,085
	2008	$12.53	$7.48	2,803
	2009	$7.49	$12.03	2,581
	2010	$12.03	$16.14	2,127
	2011	$16.14	$14.26	2,480
	2012	$14.26	$17.02	4,562

Form V-4826-E	47

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$17.02	$23.73	2,987
	2014	$23.73	$21.67	2,874
	2015	$21.67	$20.93	3,097
	2016	$20.93	$22.48	3,096

MFS® Total Return Series	2007	$13.42	$13.77	75,394
	2008	$13.77	$10.56	56,664
	2009	$10.56	$12.27	51,201
	2010	$12.27	$13.28	43,702
	2011	$13.28	$13.32	33,549
	2012	$13.32	$14.58	31,207
	2013	$14.58	$17.09	20,669
	2014	$17.09	$18.27	16,843
	2015	$18.27	$17.93	14,868
	2016	$17.93	$19.26	10,396

MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	2015	$10.00	$9.74	781
	2016	$9.74	$10.18	404

Morgan Stanley Variable Insurance Fund, Inc. (Class I)
Morgan Stanley VIF U.S. Real Estate Portfolio	2007	$39.56	$32.39	19,495
	2008	$32.39	$19.85	13,082
	2009	$19.85	$25.16	9,859
	2010	$25.16	$32.27	8,966
	2011	$32.27	$33.75	7,706
	2012	$33.75	$38.59	6,275
	2013	$38.59	$38.87	4,867
	2014	$38.87	$49.78	4,818
	2015	$49.78	$50.21	2,869
	2016	$50.21	$52.94	2,637

Morgan Stanley Variable Insurance Fund, Inc. (Class II)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	2007	$12.41	$12.89	5,020
	2008	$12.89	$11.39	4,459
	2009	$11.39	$12.30	4,656
	2010	$12.30	$12.98	4,205
	2011	$12.98	$13.50	3,636
	2012	$13.50	$14.55	6,185
	2013	$14.55	$14.28	2,746
	2014	$14.28	$15.17	488
	2015	$15.17	$14.85	589
	2016	$14.85	$15.52	472

Form V-4826-E	48

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Morgan Stanley VIF U.S. Real Estate Portfolio	2007	$26.90	$21.97	11,198
	2008	$21.97	$13.43	11,656
	2009	$13.43	$17.04	10,940
	2010	$17.04	$21.79	10,913
	2011	$21.79	$22.72	11,010
	2012	$22.72	$25.94	9,638
	2013	$25.94	$26.05	9,160
	2014	$26.05	$33.28	8,082
	2015	$33.28	$33.49	7,762
	2016	$33.49	$35.22	5,662

Morgan Stanley VIF Growth Portfolio	2007	$10.24	$12.30	793
	2008	$12.30	$6.15	596
	2009	$6.15	$10.02	1,090
	2010	$10.02	$12.13	1,651
	2011	$12.13	$11.61	1,984
	2012	$11.61	$13.08	1,932
	2013	$13.08	$19.07	1,886
	2014	$19.07	$19.97	2,615
	2015	$19.97	$22.07	3,115
	2016	$22.07	$21.37	1,910

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	2007	$10.18	$10.36	2,488
	2008	$10.36	$5.53	2,484
	2009	$5.53	$7.97	3,392
	2010	$7.97	$9.92	2,871
	2011	$9.92	$9.13	4,082
	2012	$9.13	$10.40	4,108
	2013	$10.40	$14.04	1,628
	2014	$14.04	$15.74	1,687
	2015	$15.74	$14.21	1,748
	2016	$14.21	$16.27	1,814

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2012	$10.00	$10.20	1,192
	2013	$10.20	$10.87	1,141
	2014	$10.87	$11.06	1,140
	2015	$11.06	$10.42	1,045
	2016	$10.42	$10.93	450

TOPS® Managed Risk Moderate Growth ETF Portfolio	2012	$10.00	$10.19	123
	2013	$10.19	$11.31	1,721
	2014	$11.31	$11.48	7,500

Form V-4826-E	49

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$11.48	$10.61	7,496
	2016	$10.61	$11.13	10,213

TOPS® Managed Risk Growth ETF Portfolio	2012	$10.00	$10.16	165
	2013	$10.16	$11.63	165
	2014	$11.63	$11.63	164
	2015	$11.63	$10.43	163
	2016	$10.43	$10.87	163

PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	2007	$12.35	$13.49	61,305
	2008	$13.49	$12.38	72,586
	2009	$12.38	$14.47	64,491
	2010	$14.47	$15.44	66,823
	2011	$15.44	$17.02	58,166
	2012	$17.02	$18.27	56,378
	2013	$18.27	$16.37	49,241
	2014	$16.37	$16.66	42,508
	2015	$16.66	$16.00	35,812
	2016	$16.00	$16.62	33,936

PIMCO Total Return Portfolio	2007	$11.60	$12.46	63,673
	2008	$12.46	$12.89	67,589
	2009	$12.89	$14.51	80,767
	2010	$14.51	$15.49	86,978
	2011	$15.49	$15.84	74,894
	2012	$15.84	$17.14	86,593
	2013	$17.14	$16.59	79,592
	2014	$16.59	$17.07	70,667
	2015	$17.07	$16.93	61,432
	2016	$16.93	$17.17	56,139

PIMCO Global Bond Portfolio (Unhedged)	2007	$12.55	$13.59	14,957
	2008	$13.59	$13.31	27,318
	2009	$13.31	$15.35	21,491
	2010	$15.35	$16.92	21,355
	2011	$16.92	$17.96	24,351
	2012	$17.96	$18.96	18,896
	2013	$18.96	$17.13	12,405
	2014	$17.13	$17.30	10,163
	2015	$17.30	$16.39	7,673
	2016	$16.39	$16.83	5,621

PIMCO CommodityRealReturn® Strategy Portfolio	2009	$10.00	$13.36	3,644
	2010	$13.36	$16.42	5,914

Form V-4826-E	50

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$16.42	$14.99	7,833
	2012	$14.99	$15.59	7,889
	2013	$15.59	$13.13	6,024
	2014	$13.13	$10.57	3,469
	2015	$10.57	$7.75	3,038
	2016	$7.75	$8.81	3,174

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.03	162
	2013	$10.03	$11.02	840
	2014	$11.02	$11.52	839
	2015	$11.52	$10.74	839
	2016	$10.74	$11.43	838

PIMCO Low Duration Portfolio	2015	$10.00	$9.86	664
	2016	$9.86	$9.87	664

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2007	$14.75	$16.24	519
	2008	$16.24	$10.01	1,278
	2009	$10.01	$14.09	992
	2010	$14.09	$15.50	991
	2011	$15.50	$15.29	0
	2012	$15.29	$17.46	15
	2013	$17.46	$23.64	44
	2014	$23.64	$25.57	44
	2015	$25.57	$28.02	159
	2016	$28.02	$27.31	67

Jennison 20/20 Focus Portfolio	2007	$18.88	$20.53	15,825
	2008	$20.53	$12.28	18,138
	2009	$12.28	$19.08	17,167
	2010	$19.08	$20.22	15,982
	2011	$20.22	$19.06	13,045
	2012	$19.06	$20.81	12,971
	2013	$20.81	$26.58	12,847
	2014	$26.58	$27.99	11,845
	2015	$27.99	$29.26	11,963
	2016	$29.26	$29.24	10,806

Royce Capital Fund (Investment Class Shares)
Royce Small-Cap Portfolio	2007	$21.06	$20.34	69,132
	2008	$20.34	$14.62	51,308
	2009	$14.62	$19.52	46,783
	2010	$19.52	$23.22	40,389
	2011	$23.22	$22.17	37,874

Form V-4826-E	51

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2012	$22.17	$24.62	31,135
	2013	$24.62	$32.75	24,796
	2014	$32.75	$33.38	19,630
	2015	$33.38	$29.06	16,271
	2016	$29.06	$34.70	15,381

Royce Micro-Cap Portfolio	2007	$21.74	$22.32	34,657
	2008	$22.32	$12.50	32,076
	2009	$12.50	$19.50	30,193
	2010	$19.50	$25.01	27,386
	2011	$25.01	$21.70	27,073
	2012	$21.70	$23.05	23,690
	2013	$23.05	$27.53	19,459
	2014	$27.53	$26.21	15,380
	2015	$26.21	$22.65	12,756
	2016	$22.65	$26.77	11,207

Wells Fargo Variable Trust
Wells Fargo VT Discovery Fund	2007	$8.73	$10.54	20,070
	2008	$10.54	$5.79	15,364
	2009	$5.79	$8.02	12,759
	2010	$8.02	$10.73	11,856
	2011	$10.73	$10.63	10,014
	2012	$10.63	$12.36	8,921
	2013	$12.36	$17.54	8,510
	2014	$17.54	$17.38	7,201
	2015	$17.38	$16.91	6,376
	2016	$16.91	$17.96	5,688

Wells Fargo VT Opportunity Fund	2007	$15.01	$15.80	13,102
	2008	$15.80	$9.34	11,195
	2009	$9.34	$13.62	10,232
	2010	$13.62	$16.65	6,448
	2011	$16.65	$15.52	6,311
	2012	$15.52	$17.70	5,242
	2013	$17.70	$22.84	4,408
	2014	$22.84	$24.89	3,788
	2015	$24.89	$23.82	3,492
	2016	$23.82	$26.39	3,329

Form V-4826-E	52

Statement of Additional Information Contents

Ohio National Life

Custodian

Independent Registered Public Accounting Firm

Underwriter

Total Return

Financial Statements

1940 Act File Number 811-1978

1933 Act File Number 333-05848

Form V-4826-E	53

Ohio National Variable Account A

of

The Ohio National Life Insurance Company

One Financial Way

Montgomery, Ohio 45242

Telephone 888.925.6446

Top Explorer VA

Statement of Additional Information

May 1, 2017

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A ("VAA") flexible purchase payment individual variable annuity contracts dated May 1, 2017. To get a free copy of the prospectus for VAA, write or call us at the above address.

TABLE OF CONTENTS

Ohio National Life	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Total Return	2

Ohio National Life

The Ohio National Life Insurance Company was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 49 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $41.8 billion and equity of approximately $2.3 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately wholly-owned by Ohio National Financial Services, Inc., which is wholly-owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Custodian

The Ohio National Life Insurance Company, the depositor, One Financial Way, Montgomery, Ohio 45242 , holds custody of VAA’s assets.

Independent Registered Public Accounting Firm

The financial statements of Ohio National Variable Account A as of December 31, 2016 and for each of the periods in the two-year period ended December 31, 2016, and the related financial highlights for each of the periods in the five-year period ended December 31, 2016, and the consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2016 and 2015 and for each of the years in the three-year period ended December 31, 2016 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, also included herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions
2016	$83,411,921	$21,055,389
2015	$115,036,511	$27,092,189
2014	$127,357,298	$28,273,455

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:  P = a hypothetical initial payment of $1,000,

T = the average annual total return,

n = the number of years, and

ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, the $30 annual contract administration charge is equal to an annual percentage charge of 0.08%. There is no annual contract administration charge for contracts over $50,000. The effect of the waiver of that charge on contracts with total value more

2

than $50,000 would be to increase the returns. The returns assume surrender of the contract and the waiver of deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

3

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account A. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account A.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2016

			Assets	Contract owners’ equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.:
Equity Subaccount	14,631,538	$437,748,342	$528,052,199	$527,646,464	$405,735	$528,052,199
Bond Subaccount	8,488,129	126,194,786	140,393,652	140,264,997	128,655	140,393,652
Omni Subaccount	1,536,125	34,297,818	41,367,835	41,345,070	22,765	41,367,835
International Subaccount	10,632,833	120,331,994	126,424,386	126,287,790	136,596	126,424,386
Capital Appreciation Subaccount	4,401,622	133,213,933	165,941,160	165,835,003	106,157	165,941,160
International Small-Mid Company Subaccount	2,022,426	51,028,066	56,061,648	56,056,974	4,674	56,061,648
Aggressive Growth Subaccount	2,456,380	30,221,217	38,344,098	38,344,098	0	38,344,098
Small Cap Growth Subaccount	7,393,492	166,324,319	196,740,817	196,710,092	30,725	196,740,817
Mid Cap Opportunity Subaccount	1,722,846	38,656,979	52,322,835	52,299,928	22,907	52,322,835
S&P 500® Index Subaccount	30,677,423	645,946,095	746,074,930	745,884,048	190,882	746,074,930
Strategic Value Subaccount	29,382,601	404,315,330	458,368,573	458,360,181	8,392	458,368,573
High Income Bond Subaccount	16,121,292	246,244,044	291,795,384	291,735,298	60,086	291,795,384
ClearBridge Small Cap Subaccount	5,085,673	216,371,957	260,437,330	260,437,330	0	260,437,330
Nasdaq-100® Index Subaccount	10,733,612	104,846,752	135,136,176	135,017,949	118,227	135,136,176
Bristol Subaccount	8,093,002	110,673,780	194,393,909	194,339,676	54,233	194,393,909
Bryton Growth Subaccount	4,244,102	63,646,698	86,961,648	86,942,128	19,520	86,961,648
Balanced Subaccount	46,382,260	856,691,603	921,151,685	921,117,119	34,566	921,151,685
S&P MidCap 400® Index Subaccount (a)	2,815,019	34,135,618	42,563,085	42,538,926	24,159	42,563,085
Bristol Growth Subaccount	5,901,832	74,780,411	110,069,173	110,068,598	575	110,069,173
Risk Managed Balanced Subaccount	23,857,692	256,700,879	263,866,076	263,866,076	0	263,866,076
Fidelity® Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount	14,049	577,029	833,239	833,239	0	833,239
VIP Equity-Income Subaccount	38,290	850,013	841,235	841,235	0	841,235
VIP High Income Subaccount	8,640	58,992	46,482	46,482	0	46,482
Janus Aspen Series - Institutional Shares:
Janus Subaccount	125,130	3,688,627	3,620,003	3,610,851	9,152	3,620,003
Overseas Subaccount	43,132	1,510,281	1,069,251	1,061,899	7,352	1,069,251
Global Research Subaccount	43,057	1,452,456	1,749,408	1,739,707	9,701	1,749,408
Balanced Subaccount	176,742	4,742,109	5,358,814	5,312,875	45,939	5,358,814
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Dividend Strategy Subaccount	2,830,035	43,154,430	48,082,291	48,072,494	9,797	48,082,291
ClearBridge Variable Large Cap Value Subaccount	3,999,061	75,257,926	77,901,711	77,894,387	7,324	77,901,711
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	118,777,046	1,456,367,840	1,396,818,055	1,396,815,548	2,507	1,396,818,055
Wells Fargo Variable Trust:
Opportunity Subaccount	130,559	2,738,568	3,220,889	3,216,137	4,752	3,220,889
Discovery Subaccount	124,716	2,271,442	3,231,383	3,166,261	65,122	3,231,383
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	73,912	772,923	788,641	769,219	19,422	788,641
U.S. Real Estate Subaccount	93,989	1,440,804	2,010,431	2,002,531	7,900	2,010,431
Goldman Sachs Variable Insurance Trust -Institutional Shares:
Large Cap Value Subaccount	15,049,754	160,531,395	152,905,503	152,824,701	80,802	152,905,503
U.S. Equity Insights Subaccount	1,603,898	22,808,927	28,308,799	28,235,605	73,194	28,308,799
Strategic Growth Subaccount	554,756	7,795,506	8,781,791	8,767,927	13,864	8,781,791

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2016

			Assets	Contract owners’ equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	18,621,833	$365,052,634	$349,531,809	$349,477,689	$54,120	$349,531,809
U.S. Small-Mid Cap Equity Subaccount	5,505,833	46,284,993	44,542,189	44,528,756	13,433	44,542,189
U.S. Strategic Equity Subaccount	473,541	5,132,036	5,450,456	5,450,456	0	5,450,456
International Equity Subaccount	50,666,579	561,254,432	586,212,315	586,184,813	27,502	586,212,315
Global Dynamic Multi Asset Subaccount	21,858,343	257,975,974	258,365,619	258,365,619	0	258,365,619
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	4,715,700	74,658,329	108,602,579	108,584,174	18,405	108,602,579
Jennison Subaccount	719,761	26,370,246	31,395,964	31,395,964	0	31,395,964
Fidelity® Variable Insurance Products Fund - Service Class:
VIP Government Money Market Subaccount	157,996,987	157,996,987	157,996,987	157,917,206	79,781	157,996,987
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	14,626,245	452,735,169	483,104,872	482,947,309	157,563	483,104,872
VIP Contrafund® Subaccount	14,237,273	393,733,737	461,999,521	461,906,302	93,219	461,999,521
VIP Growth Subaccount	1,201,830	64,492,461	70,234,960	70,194,745	40,215	70,234,960
VIP Equity-Income Subaccount	8,513,603	177,548,716	182,701,927	182,681,930	19,997	182,701,927
VIP Real Estate Subaccount	7,427,786	127,794,119	147,961,498	147,960,482	1,016	147,961,498
VIP Target Volatility Subaccount	18,736,496	209,387,402	209,661,388	209,661,388	0	209,661,388
Janus Aspen Series - Service Shares:
Janus Subaccount	800,306	22,275,664	22,656,674	22,593,390	63,284	22,656,674
Global Research Subaccount	722,283	25,920,805	28,797,441	28,795,837	1,604	28,797,441
Balanced Subaccount	4,823,105	144,497,998	153,808,810	153,099,976	708,834	153,808,810
Overseas Subaccount	5,976,603	210,530,534	142,661,514	142,633,413	28,101	142,661,514
INTECH U.S. Low Volatility Subaccount	60,331,071	843,532,060	923,065,381	923,065,381	0	923,065,381
Flexible Bond Subaccount	2,208,229	28,471,697	27,889,934	27,889,934	0	27,889,934
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	2,905,104	58,771,633	65,335,789	65,335,514	275	65,335,789
Mid Cap Value Subaccount	23,340,804	200,692,880	256,282,030	256,240,385	41,645	256,282,030
AB Variable Product Series Fund, Inc. - Class B:
VPS Growth & Income Subaccount	38,062	1,106,460	1,173,466	1,173,466	0	1,173,466
VPS Small Cap Growth Subaccount	80,558	965,753	963,472	963,472	0	963,472
VPS Dynamic Asset Allocation Subaccount	23,972,439	264,822,296	277,121,400	277,121,400	0	277,121,400
VPS Global Risk Allocation-Moderate Subaccount	7,945,920	74,683,011	77,472,722	77,472,722	0	77,472,722
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	1,207,754	19,499,878	18,128,390	18,106,047	22,343	18,128,390
Mid Cap Growth Subaccount	5,964,969	43,931,788	45,095,165	45,095,165	0	45,095,165
Total Return Subaccount	3,067,210	63,610,369	69,963,057	69,963,057	0	69,963,057
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	38,883,396	508,853,803	477,099,273	476,840,176	259,097	477,099,273
Total Return Subaccount	71,283,502	787,098,968	758,456,463	758,376,663	79,800	758,456,463
Global Bond Subaccount	6,514,601	83,840,458	75,178,496	75,175,742	2,754	75,178,496
CommodityRealReturn® Strategy Subaccount	3,175,109	33,259,024	24,988,110	24,987,818	292	24,988,110
Global Diversified Allocation Subaccount	64,317,643	645,508,706	621,308,428	621,308,428	0	621,308,428
Short-Term Subaccount	4,862,996	49,999,859	50,088,857	50,077,905	10,952	50,088,857
Low Duration Subaccount	12,581,644	130,596,351	128,836,034	128,834,919	1,115	128,836,034

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2016

			Assets	Contract owners’ equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount	1,206	$137,021	$147,691	$147,691	$0	$147,691
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	695,846	27,809,380	28,334,859	28,334,859	0	28,334,859
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	21,286,653	209,523,246	179,020,754	178,922,660	98,094	179,020,754
Micro-Cap Subaccount	6,807,595	72,756,263	75,632,381	75,618,830	13,551	75,632,381
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	7,870,752	82,462,690	83,744,799	83,744,305	494	83,744,799
U.S. Real Estate Subaccount	4,782,825	73,593,254	101,682,856	101,620,893	61,963	101,682,856
Growth Subaccount	1,709,297	45,224,740	40,441,976	40,419,447	22,529	40,441,976
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Comstock Series I Subaccount	1,705	22,573	31,873	31,873	0	31,873
Invesco V.I. International Growth Series II Subaccount	1,877,245	62,888,265	60,897,820	60,897,660	160	60,897,820
Invesco V.I. Balanced-Risk Allocation Series II Subaccount	41,508,697	484,956,934	465,727,581	465,725,710	1,871	465,727,581
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income VIP Subaccount	6,543,124	98,608,682	100,633,242	100,631,953	1,289	100,633,242
Franklin Flex Cap Growth VIP Subaccount	2,456,024	21,641,772	14,465,984	14,464,130	1,854	14,465,984
Templeton Foreign VIP Subaccount	11,364,701	157,205,425	154,673,587	154,658,645	14,942	154,673,587
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	2,758,684	44,809,728	52,939,145	52,938,917	228	52,939,145
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount	2,933,434	47,934,379	47,052,287	47,052,287	0	47,052,287
Managed Volatility Fund II Subaccount	45,686,771	459,170,491	434,938,059	434,931,531	6,528	434,938,059
Managed Tail Risk Fund II Service Shares Subaccount	12,120,765	68,022,292	58,179,671	58,179,671	0	58,179,671
Managed Tail Risk Fund II Primary Shares Subaccount	4,188,965	21,168,799	20,148,924	20,148,924	0	20,148,924
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	22,126,405	226,298,231	224,804,275	224,804,275	0	224,804,275
U.S. Equity Insights Subaccount	787,040	13,403,891	13,938,477	13,938,477	0	13,938,477
Strategic Growth Subaccount	1,201,159	18,364,226	18,966,305	18,966,305	0	18,966,305
Global Trends Allocation Subaccount	12,593,263	141,239,958	142,555,732	142,555,732	0	142,555,732
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income VIP Subaccount	7,809,614	118,770,203	122,689,032	122,669,583	19,449	122,689,032
Franklin Flex Cap Growth VIP Subaccount	3,702,890	30,250,855	21,106,474	21,106,474	0	21,106,474
Templeton Foreign VIP Subaccount	31,772,721	438,452,088	435,604,003	435,604,003	0	435,604,003
Franklin Founding Funds Allocation VIP Subaccount	5,806,386	41,394,800	41,864,043	41,864,043	0	41,864,043
Ivy Variable Insurance Portfolios (b):
VIP Asset Strategy Subaccount	26,212,337	256,320,754	210,852,041	210,832,844	19,197	210,852,041
VIP Global Natural Resources Subaccount	11,511,179	56,010,330	51,845,201	51,845,201	0	51,845,201
VIP Science and Technology Subaccount	3,643,718	81,568,210	81,399,203	81,392,310	6,893	81,399,203
Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount	40,906,274	447,023,228	458,150,270	458,150,270	0	458,150,270
TOPS® Managed Risk Moderate Growth ETF Subaccount	64,671,514	716,065,147	730,788,110	730,788,110	0	730,788,110
TOPS® Managed Risk Growth ETF Subaccount	56,835,687	597,260,192	617,803,913	617,803,913	0	617,803,913

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2016

			Assets	Contract owners’ equity
	Shares	Cost	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Northern Lights Variable Trust - Class 3:
TOPS® Managed Risk Balanced ETF Subaccount	3,556,501	$39,544,837	$40,010,640	$40,010,640	$0	$40,010,640
TOPS® Managed Risk Moderate Growth ETF Subaccount	6,182,558	69,096,777	69,677,428	69,677,428	0	69,677,428
TOPS® Managed Risk Growth ETF Subaccount	2,873,937	31,127,402	31,153,475	31,153,475	0	31,153,475
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount	1,239,507	21,043,952	18,852,901	18,833,045	19,856	18,852,901
Franklin Templeton Variable Insurance Products Trust - Class 5:
Franklin VolSmart Allocation VIP Subaccount	12,171,329	121,148,126	122,565,284	122,565,284	0	122,565,284
Legg Mason Partners Variable Income Trust - Class II:
Western Asset Core Plus VIT Subaccount	88,278,348	517,563,842	502,303,801	502,299,640	4,161	502,303,801

Totals	1,629,048,439	$19,061,160,102	$19,811,791,612	$19,808,047,524	$3,744,088	$19,811,791,612

(a)	Name change was effective December 16, 2016:

S&P MidCap 400® Index Subaccount formerly known as Target VIP Subaccount

(b)	Name change was effective September 30, 2016:

Ivy Variable Insurance Portfolios formerly known as Ivy Funds Variable Insurance Portfolios

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2016

	Ohio National Fund, Inc.
	Equity Subaccount	Money Market Subaccount (note 4)	Bond Subaccount	Omni Subaccount	International Subaccount	Capital Appreciation Subaccount
	2016	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(6,144,078)	(383,790)	(1,848,419)	(459,951)	(1,678,741)	(4,188,158)

Net investment activity	(6,144,078)	(383,790)	(1,848,419)	(459,951)	(1,678,741)	(4,188,158)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	7,459,430	(114)	4,536,514	1,272,768	1,096,772	35,213,291
Unrealized gain (loss)	51,032,223	0	6,343,705	2,066,909	(7,825,362)	(1,156,667)

Net gain (loss) on investments	58,491,653	(114)	10,880,219	3,339,677	(6,728,590)	34,056,624

Net increase (decrease) in contract owners’ equity from operations	$52,347,575	$(383,904)	$9,031,800	$2,879,726	$(8,407,331)	$29,868,466

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2016

	Ohio National Fund, Inc.
	International Small-Mid Company Subaccount	Aggressive Growth Subaccount	Small Cap Growth Subaccount	Mid Cap Opportunity Subaccount	S&P 500® Index Subaccount	Strategic Value Subaccount
	2016	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(737,714)	(510,772)	(2,466,054)	(711,921)	(5,494,104)	(4,482,431)

Net investment activity	(737,714)	(510,772)	(2,466,054)	(711,921)	(5,494,104)	(4,482,431)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,525,496	3,014,436	4,021,930	3,292,507	10,901,114	15,140,168
Unrealized gain (loss)	(6,398,083)	(1,428,444)	8,164,579	(2,458,924)	40,748,822	15,212,352

Net gain (loss) on investments	(4,872,587)	1,585,992	12,186,509	833,583	51,649,936	30,352,520

Net increase (decrease) in contract owners’ equity from operations	$(5,610,301)	$1,075,220	$9,720,455	$121,662	$46,155,832	$25,870,089

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2016

	Ohio National Fund, Inc.
	High Income Bond Subaccount	ClearBridge Small Cap Subaccount	Nasdaq-100® Index Subaccount	Bristol Subaccount	Bryton Growth Subaccount	Balanced Subaccount
	2016	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(2,601,733)	(1,539,075)	(1,538,266)	(2,519,769)	(1,656,723)	(11,593,015)

Net investment activity	(2,601,733)	(1,539,075)	(1,538,266)	(2,519,769)	(1,656,723)	(11,593,015)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	8,277,226	4,038,085	9,588,052	17,990,358	22,563,843	5,189,484
Unrealized gain (loss)	16,533,256	31,122,754	(1,470,945)	4,099,760	(16,021,353)	36,201,789

Net gain (loss) on investments	24,810,482	35,160,839	8,117,107	22,090,118	6,542,490	41,391,273

Net increase (decrease) in contract owners’ equity from operations	$22,208,749	$33,621,764	$6,578,841	$19,570,349	$4,885,767	$29,798,258

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2016

	Ohio National Fund, Inc.			Fidelity® Variable Insurance Products Fund - Initial Class
	S&P MidCap 400® Index Subaccount	Bristol Growth Subaccount	Risk Managed Balanced Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP High Income Subaccount
	2016	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$0	$0	$0	$323	$18,071	$2,565
Risk and administrative expense (note 2)	(531,066)	(1,393,692)	(2,769,035)	(11,035)	(10,030)	(629)

Net investment activity	(531,066)	(1,393,692)	(2,769,035)	(10,712)	8,041	1,936

Reinvested capital gains	0	0	0	86,519	49,550	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	922,322	5,588,032	521,590	32,537	(4,922)	(3,230)
Unrealized gain (loss)	2,762,827	2,595,417	7,153,277	(116,285)	68,186	7,266

Net gain (loss) on investments	3,685,149	8,183,449	7,674,867	(83,748)	63,264	4,036

Net increase (decrease) in contract owners’ equity from operations	$3,154,083	$6,789,757	$4,905,832	$(7,941)	$120,855	$5,972

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2016

	Janus Aspen Series - Institutional Shares
	Janus Subaccount	Overseas Subaccount	Global Research Subaccount	Balanced Subaccount
	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$20,253	$55,366	$19,244	$123,195
Risk and administrative expense (note 2)	(48,053)	(14,295)	(22,297)	(67,925)

Net investment activity	(27,800)	41,071	(3,053)	55,270

Reinvested capital gains	232,875	37,109	0	82,904

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,790	(129,943)	51,977	99,690
Unrealized gain (loss)	(241,660)	(56,262)	(40,902)	(55,008)

Net gain (loss) on investments	(239,870)	(186,205)	11,075	44,682

Net increase (decrease) in contract owners’ equity from operations	$(34,795)	$(108,025)	$8,022	$182,856

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2016

	Legg Mason Partners Variable Equity Trust - Class I			Wells Fargo Variable Trust
	ClearBridge Variable Dividend Strategy Subaccount	ClearBridge Variable Large Cap Value Subaccount	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	Opportunity Subaccount	Small Cap Value Subaccount	Discovery Subaccount
	2016	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$684,650	$1,156,615	$16,734,116	$62,316	$398	$0
Risk and administrative expense (note 2)	(399,967)	(924,532)	(22,469,297)	(40,633)	(1,012)	(42,265)

Net investment activity	284,683	232,083	(5,735,181)	21,683	(614)	(42,265)

Reinvested capital gains	0	1,571,077	33,091,495	309,385	0	237,217

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	781,843	(226,639)	(22,701,298)	48,135	10,121	137,226
Unrealized gain (loss)	2,933,345	6,842,726	(28,987,526)	(58,217)	3,177	(149,816)

Net gain (loss) on investments	3,715,188	6,616,087	(51,688,824)	(10,082)	13,298	(12,590)

Net increase (decrease) in contract owners’ equity from operations	$3,999,871	$8,419,247	$(24,332,510)	$320,986	$12,684	$182,362

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2016

	The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF)		Goldman Sachs Variable Insurance Trust - Institutional Shares
	Core Plus Fixed Income Subaccount	U.S. Real Estate Subaccount	Large Cap Value Subaccount	U.S. Equity Insights Subaccount	Strategic Growth Subaccount
	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$21,556	$27,934	$3,177,639	$358,968	$55,342
Risk and administrative expense (note 2)	(13,840)	(26,531)	(2,170,289)	(354,262)	(113,790)

Net investment activity	7,716	1,403	1,007,350	4,706	(58,448)

Reinvested capital gains	0	0	1,525,620	968,442	896

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	14,216	114,663	(6,065,871)	1,055,621	343,312
Unrealized gain (loss)	37,298	(5,221)	18,813,199	394,145	(252,042)

Net gain (loss) on investments	51,514	109,442	12,747,328	1,449,766	91,270

Net increase (decrease) in contract owners’ equity from operations	$59,230	$110,845	$15,280,298	$2,422,914	$33,718

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2016

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount	U.S. Small-Mid Cap Equity Subaccount	U.S. Strategic Equity Subaccount	International Equity Subaccount	Global Dynamic Multi Asset Subaccount
	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$3,557,466	$0	$5,544	$7,933,858	$641,962
Risk and administrative expense (note 2)	(4,456,798)	(507,847)	(71,053)	(7,592,944)	(2,988,683)

Net investment activity	(899,332)	(507,847)	(65,509)	340,914	(2,346,721)

Reinvested capital gains	0	2,218,645	54,859	1,345,392	784,953

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(10,437,249)	(1,060,402)	(32,311)	5,619,480	(233,069)
Unrealized gain (loss)	73,398,904	4,891,996	435,941	(41,629,851)	5,247,323

Net gain (loss) on investments	62,961,655	3,831,594	403,630	(36,010,371)	5,014,254

Net increase (decrease) in contract owners’ equity from operations	$62,062,323	$5,542,392	$392,980	$(34,324,065)	$3,452,486

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2016

	The Prudential Series Fund, Inc. - Class II		Fidelity® Variable Insurance Products Fund - Service Class	Fidelity® Variable Insurance Products Fund - Service Class 2
	Jennison 20/20 Focus Subaccount	Jennison Subaccount	VIP Government Money Market Subaccount (note 4)	VIP Mid Cap Subaccount	VIP Contrafund® Subaccount
	2016	2016	2016 (a)	2016	2016
Investment activity:
Reinvested dividends	$0	$0	$179,920	$1,449,460	$2,782,880
Risk and administrative expense (note 2)	(1,450,796)	(406,942)	(1,991,335)	(6,074,958)	(5,955,428)

Net investment activity	(1,450,796)	(406,942)	(1,811,415)	(4,625,498)	(3,172,548)

Reinvested capital gains	0	0	0	29,771,973	38,165,428

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	7,247,187	1,497,883	(6,333)	(1,126,744)	11,360,591
Unrealized gain (loss)	(6,217,404)	(2,143,053)	0	23,000,486	(18,310,750)

Net gain (loss) on investments	1,029,783	(645,170)	(6,333)	21,873,742	(6,950,159)

Net increase (decrease) in contract owners’ equity from operations	$(421,013)	$(1,052,112)	$(1,817,748)	$47,020,217	$28,042,721

(a)	Period from February 26,2016 date of commencement of operations, to December 31, 2016.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2016

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP Real Estate Subaccount	VIP Target Volatility Subaccount
	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$0	$3,656,528	$1,885,862	$2,430,242
Risk and administrative expense (note 2)	(907,303)	(1,929,855)	(1,888,618)	(2,806,128)

Net investment activity	(907,303)	1,726,673	(2,756)	(375,886)

Reinvested capital gains	6,876,054	9,973,571	1,522,340	1,323,854

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,171,317	(1,420,471)	5,854,166	(326,762)
Unrealized gain (loss)	(8,800,954)	13,362,542	(1,536,938)	7,679,276

Net gain (loss) on investments	(6,629,637)	11,942,071	4,317,228	7,352,514

Net increase (decrease) in contract owners’ equity from operations	$(660,886)	$23,642,315	$5,836,812	$8,300,482

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2016

	Janus Aspen Series - Service Shares
	Janus Subaccount	Global Research Subaccount	Balanced Subaccount	Overseas Subaccount	INTECH U.S. Low Volatility Subaccount	Flexible Bond Subaccount
	2016	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$97,419	$284,806	$2,963,607	$7,092,910	$12,382,219	$608,650
Risk and administrative expense (note 2)	(332,648)	(386,770)	(1,945,209)	(1,975,917)	(10,923,799)	(275,755)

Net investment activity	(235,229)	(101,964)	1,018,398	5,116,993	1,458,420	332,895

Reinvested capital gains	1,636,046	0	2,131,233	4,923,355	11,615,471	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	231,546	715,499	1,617,225	(22,057,844)	15,302,495	6,294
Unrealized gain (loss)	(1,914,737)	(513,436)	(675,664)	(1,731,830)	30,896,371	(389,611)

Net gain (loss) on investments	(1,683,191)	202,063	941,561	(23,789,674)	46,198,866	(383,317)

Net increase (decrease) in contract owners’ equity from operations	$(282,374)	$100,099	$4,091,192	$(13,749,326)	$59,272,757	$(50,422)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2016

	J.P. Morgan Insurance Trust - Class I		AB Variable Product Series Fund, Inc. - Class B
	Small Cap Core Subaccount	Mid Cap Value Subaccount	VPS Growth & Income Subaccount	VPS Small Cap Growth Subaccount	VPS Dynamic Asset Allocation Subaccount	VPS Global Risk Allocation- Moderate Subaccount
	2016	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$238,149	$1,943,777	$3,629	$0	$1,465,009	$192,414
Risk and administrative expense (note 2)	(593,446)	(2,913,837)	(4,644)	(1,968)	(3,401,689)	(853,916)

Net investment activity	(355,297)	(970,060)	(1,015)	(1,968)	(1,936,680)	(661,502)

Reinvested capital gains	3,721,874	11,635,711	26,948	25,209	56,851	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(239,938)	8,869,204	1,371	859	1,696,385	81,194
Unrealized gain (loss)	6,712,633	8,569,823	38,681	(11,525)	4,573,171	2,922,255

Net gain (loss) on investments	6,472,695	17,439,027	40,052	(10,666)	6,269,556	3,003,449

Net increase (decrease) in contract owners’ equity from operations	$9,839,272	$28,104,678	$65,985	$12,575	$4,389,727	$2,341,947

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2016

	MFS® Variable Insurance Trust - Service Class
	New Discovery Subaccount	Mid Cap Growth Subaccount	Total Return Subaccount
	2016	2016	2016
Investment activity:
Reinvested dividends	$0	$0	$1,769,056
Risk and administrative expense (note 2)	(215,108)	(519,068)	(810,351)

Net investment activity	(215,108)	(519,068)	958,705

Reinvested capital gains	810,831	3,333,903	2,183,916

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(663,244)	400,951	1,126,529
Unrealized gain (loss)	1,239,237	(2,009,759)	482,527

Net gain (loss) on investments	575,993	(1,608,808)	1,609,056

Net increase (decrease) in contract owners’ equity from operations	$1,171,716	$1,206,027	$4,751,677

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2016

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount	Total Return Subaccount	Global Bond Subaccount	Commodity RealReturn® Strategy Subaccount	Global Diversified Allocation Subaccount
	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$10,837,063	$17,618,954	$1,200,864	$259,551	$9,507,953
Risk and administrative expense (note 2)	(6,228,895)	(10,923,375)	(1,003,292)	(298,058)	(7,211,242)

Net investment activity	4,608,168	6,695,579	197,572	(38,507)	2,296,711

Reinvested capital gains	0	0	0	0	1,269,227

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(8,351,109)	(7,607,289)	(1,786,504)	(5,173,232)	(7,297,090)
Unrealized gain (loss)	21,863,977	15,015,449	3,786,408	7,989,559	38,372,240

Net gain (loss) on investments	13,512,868	7,408,160	1,999,904	2,816,327	31,075,150

Net increase (decrease) in contract owners’ equity from operations	$18,121,036	$14,103,739	$2,197,476	$2,777,820	$34,641,088

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2016

	PIMCO Variable Insurance Trust - Administrative Shares		Calvert Variable Products, Inc.	Dreyfus Variable Investment Fund - Service Shares	Royce Capital Fund - Investment Class
	Short- Term Subaccount	Low Duration Subaccount	VP S&P 500 Index Subaccount	Appreciation Subaccount	Small-Cap Subaccount	Micro-Cap Subaccount
	2016	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$792,887	$1,650,392	$1,753	$398,773	$2,945,676	$484,506
Risk and administrative expense (note 2)	(636,876)	(1,401,546)	(1,669)	(375,594)	(2,937,510)	(981,395)

Net investment activity	156,011	248,846	84	23,179	8,166	(496,889)

Reinvested capital gains	242,297	0	1,338	4,268,232	29,119,405	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,062	(298,332)	108	93,902	(17,477,383)	(3,550,739)
Unrealized gain (loss)	197,901	85,191	12,276	(2,701,612)	24,168,932	15,904,395

Net gain (loss) on investments	199,963	(213,141)	12,384	(2,607,710)	6,691,549	12,353,656

Net increase (decrease) in contract owners’ equity from operations	$598,271	$35,705	$13,806	$1,683,701	$35,819,120	$11,856,767

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2016

	The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)			AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Core Plus Fixed Income Subaccount	U.S. Real Estate Subaccount	Growth Subaccount	Invesco V.I. Comstock Series I Subaccount	Invesco V.I. International Growth Series II Subaccount	Invesco V.I. Balanced- Risk Allocation Series II Subaccount
	2016	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$1,423,883	$1,123,007	$0	$496	$692,518	$787,835
Risk and administrative expense (note 2)	(1,120,994)	(1,361,290)	(560,590)	(299)	(767,390)	(5,467,671)

Net investment activity	302,889	(238,283)	(560,590)	197	(74,872)	(4,679,836)

Reinvested capital gains	0	0	7,232,177	2,474	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	328,187	7,397,032	(949,576)	3,154	(357,277)	(8,457,693)
Unrealized gain (loss)	3,116,927	(1,941,442)	(6,975,020)	(1,257)	(841,327)	50,629,305

Net gain (loss) on investments	3,445,114	5,455,590	(7,924,596)	1,897	(1,198,604)	42,171,612

Net increase (decrease) in contract owners’ equity from operations	$3,748,003	$5,217,307	$(1,253,009)	$4,568	$(1,273,476)	$37,491,776

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2016

	Franklin Templeton Variable Insurance Products Trust - Class 2			Neuberger Berman Advisers Management Trust - S Class
	Franklin Income VIP Subaccount	Franklin Flex Cap Growth VIP Subaccount	Templeton Foreign VIP Subaccount	AMT Mid Cap Intrinsic Value Subaccount
	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$4,939,110	$0	$2,968,606	$121,888
Risk and administrative expense (note 2)	(1,272,912)	(203,544)	(1,953,453)	(651,610)

Net investment activity	3,666,198	(203,544)	1,015,153	(529,722)

Reinvested capital gains	0	2,231,494	2,658,919	3,323,977

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(838,370)	(1,864,046)	(1,943,606)	1,418,538
Unrealized gain (loss)	8,878,015	(942,358)	6,921,048	2,603,859

Net gain (loss) on investments	8,039,645	(2,806,404)	4,977,442	4,022,397

Net increase (decrease) in contract owners’ equity from operations	$11,705,843	$(778,454)	$8,651,514	$6,816,652

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2016

	Federated Insurance Series
	Kaufmann Fund II Service Shares Subaccount	Managed Volatility Fund II Subaccount	Managed Tail Risk Fund II Service Shares Subaccount	Managed Tail Risk Fund II Primary Shares Subaccount
	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$0	$23,434,214	$874,910	$221,091
Risk and administrative expense (note 2)	(641,432)	(6,308,032)	(832,690)	(211,120)

Net investment activity	(641,432)	17,126,182	42,220	9,971

Reinvested capital gains	3,907,053	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,432,484)	(16,553,157)	(2,345,115)	(110,926)
Unrealized gain (loss)	(1,016,365)	26,770,160	(1,237,960)	(562,701)

Net gain (loss) on investments	(2,448,849)	10,217,003	(3,583,075)	(673,627)

Net increase (decrease) in contract owners’ equity from operations	$816,772	$27,343,185	$(3,540,855)	$(663,656)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2016

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount	U.S. Equity Insights Subaccount	Strategic Growth Subaccount	Global Trends Allocation Subaccount
	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$4,055,902	$153,920	$75,478	$402,046
Risk and administrative expense (note 2)	(3,608,056)	(200,736)	(249,823)	(2,165,897)

Net investment activity	447,846	(46,816)	(174,345)	(1,763,851)

Reinvested capital gains	2,240,567	496,175	1,929	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(7,091,608)	287,437	117,829	(1,235,730)
Unrealized gain (loss)	28,399,158	660,539	173,169	7,399,896

Net gain (loss) on investments	21,307,550	947,976	290,998	6,164,166

Net increase (decrease) in contract owners’ equity from operations	$23,995,963	$1,397,335	$118,582	$4,400,315

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2016

	Franklin Templeton Variable Insurance
	Products Trust - Class 4
	Franklin Income VIP Subaccount	Franklin Flex Cap Growth VIP Subaccount	Templeton Foreign VIP Subaccount	Franklin Founding Funds Allocation VIP Subaccount
	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$5,616,549	$0	$7,689,846	$1,424,549
Risk and administrative expense (note 2)	(1,476,762)	(303,363)	(5,386,988)	(490,270)

Net investment activity	4,139,787	(303,363)	2,302,858	934,279

Reinvested capital gains	0	3,637,058	7,254,750	1,253,757

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(612,669)	(3,176,786)	(3,702,025)	(349,034)
Unrealized gain (loss)	10,518,490	(1,243,764)	18,653,806	2,486,727

Net gain (loss) on investments	9,905,821	(4,420,550)	14,951,781	2,137,693

Net increase (decrease) in contract owners’ equity from operations	$14,045,608	$(1,086,855)	$24,509,389	$4,325,729

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2016

	Ivy Variable Insurance Portfolios			Northern Lights Variable Trust - Class 2
				TOPS®	TOPS®	TOPS®
	VIP Asset Strategy Subaccount	VIP Global Natural Resources Subaccount	VIP Science and Technology Subaccount	Managed Risk Balanced ETF Subaccount	Managed Risk Moderate Growth ETF Subaccount	Managed Risk Growth ETF Subaccount
	2016	2016	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$1,468,046	$314,110	$0	$6,023,330	$11,137,183	$10,376,469
Risk and administrative expense (note 2)	(3,235,060)	(582,689)	(1,057,394)	(6,183,564)	(9,951,119)	(8,579,115)

Net investment activity	(1,767,014)	(268,579)	(1,057,394)	(160,234)	1,186,064	1,797,354

Reinvested capital gains	0	0	3,432,911	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(24,106,258)	(3,501,368)	(2,066,622)	577,929	(820,442)	1,471,521
Unrealized gain (loss)	14,533,567	13,322,912	(1,053,354)	21,809,306	35,484,116	22,593,390

Net gain (loss) on investments	(9,572,691)	9,821,544	(3,119,976)	22,387,235	34,663,674	24,064,911

Net increase (decrease) in contract owners’ equity from operations	$(11,339,705)	$9,552,965	$(744,459)	$22,227,001	$35,849,738	$25,862,265

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2016

	Northern Lights Variable Trust - Class 3			MFS® Variable Insurance Trust II - Service Class
	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount	Massachusetts Investors Growth Stock Subaccount
	2016	2016	2016	2016
Investment activity:
Reinvested dividends	$460,969	$926,912	$417,391	$70,543
Risk and administrative expense (note 2)	(406,882)	(736,165)	(322,119)	(235,079)

Net investment activity	54,087	190,747	95,272	(164,536)

Reinvested capital gains	0	0	0	2,134,163

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	25,598	(102,859)	(87,730)	(360,642)
Unrealized gain (loss)	1,331,457	2,727,875	1,080,522	(876,809)

Net gain (loss) on investments	1,357,055	2,625,016	992,792	(1,237,451)

Net increase (decrease) in contract owners’ equity from operations	$1,411,142	$2,815,763	$1,088,064	$732,176

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2016

	Franklin Templeton Variable Insurance Products Trust - Class 5	Legg Mason Partners Variable Income Trust - Class II
	Franklin VolSmart	Western Asset
	Allocation VIP	Core Plus VIT	Total
	Subaccount	Subaccount	Subaccounts
	2016	2016	2016
Investment activity:
Reinvested dividends	$349,149	$10,306,755	$219,638,995
Risk and administrative expense (note 2)	(1,139,499)	(4,787,628)	(250,612,689)

Net investment activity	(790,350)	5,519,127	(30,973,694)

Reinvested capital gains	116,569	0	247,155,978

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	85,265	7,422,795	47,531,997
Unrealized gain (loss)	2,752,280	(9,642,934)	665,185,898

Net gain (loss) on investments	2,837,545	(2,220,139)	712,717,895

Net increase (decrease) in contract owners’ equity from operations	$2,163,764	$3,298,988	$928,900,179

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Ohio National Fund, Inc.
	Equity Subaccount		Money Market Subaccount (note 4)		Bond Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,144,078)	$(3,082,218)	$(383,790)	$(2,229,358)	$(1,848,419)	$(1,847,342)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	7,459,430	9,407,759	(114)	24,759	4,536,514	3,732,551
Unrealized gain (loss)	51,032,223	(22,956,843)	0	0	6,343,705	(6,648,306)

Net increase (decrease) in contract owners’ equity from operations	52,347,575	(16,631,302)	(383,904)	(2,204,599)	9,031,800	(4,763,097)

Equity transactions:
Contract purchase payments (note 1)	5,904,049	10,031,113	3,573,277	18,239,919	4,073,166	4,590,164
Extra credit fund deposit (note 1)	10,168	26,399	875	47,887	19,693	42,587
Transfers (to) and from other subaccounts	26,221,568	61,791,768	(185,162,556)	43,175,725	3,889,917	9,882,380
Transfers (to) and from fixed dollar contract	1,587,169	2,002,456	(196,611)	(2,707,199)	334,093	269,374
Withdrawals and surrenders	(16,798,084)	(17,669,579)	(3,691,908)	(24,220,610)	(7,371,095)	(7,500,052)
Surrender charges (note 2)	(45,480)	(69,142)	(29,077)	(140,131)	(17,651)	(43,341)
Annual contract charges (note 2)	(5,835,590)	(5,066,125)	(314,864)	(1,885,581)	(1,531,829)	(1,404,967)
Annuity and death benefit payments	(15,798,591)	(12,714,962)	(1,155,138)	(10,625,316)	(5,155,024)	(4,239,572)

Net equity transactions	(4,754,791)	38,331,928	(186,976,002)	21,884,694	(5,758,730)	1,596,573

Net change in contract owners’ equity	47,592,784	21,700,626	(187,359,906)	19,680,095	3,273,070	(3,166,524)
Contract owners’ equity:
Beginning of period	480,459,415	458,758,789	187,359,906	167,679,811	137,120,582	140,287,106

End of period	$528,052,199	$480,459,415	$0	$187,359,906	$140,393,652	$137,120,582

Change in units:
Beginning units	37,727,018	34,205,313	16,654,502	14,677,600	7,967,006	7,852,623

Units purchased	4,744,202	9,890,313	2,204,163	12,347,332	1,999,522	2,361,259
Units redeemed	(5,101,289)	(6,368,608)	(18,858,665)	(10,370,430)	(2,272,245)	(2,246,876)

Ending units	37,369,931	37,727,018	0	16,654,502	7,694,283	7,967,006

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Ohio National Fund, Inc.
	Omni Subaccount		International Subaccount		Capital Appreciation Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(459,951)	$(47,272)	$(1,678,741)	$(1,955,192)	$(4,188,158)	$(2,231,657)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	1,272,768	975,780	1,096,772	4,085,860	35,213,291	8,850,624
Unrealized gain (loss)	2,066,909	(1,204,550)	(7,825,362)	(4,076,942)	(1,156,667)	(17,014,712)

Net increase (decrease) in contract owners’ equity from operations	2,879,726	(276,042)	(8,407,331)	(1,946,274)	29,868,466	(10,395,745)

Equity transactions:
Contract purchase payments (note 1)	1,185,877	787,977	1,932,229	2,260,090	4,531,819	8,353,057
Extra credit fund deposit (note 1)	1,083	1,714	3,223	7,575	9,722	22,280
Transfers (to) and from other subaccounts	9,326,170	13,842,149	4,694,540	(1,416,841)	(236,984,228)	14,160,188
Transfers (to) and from fixed dollar contract	(305,313)	18,662	227,674	232,450	711,773	1,980,845
Withdrawals and surrenders	(1,167,753)	(1,455,658)	(5,882,869)	(6,806,406)	(11,036,429)	(15,367,587)
Surrender charges (note 2)	(3,459)	(5,726)	(7,125)	(13,805)	(30,588)	(53,891)
Annual contract charges (note 2)	(291,879)	(183,288)	(1,418,806)	(1,489,025)	(4,025,482)	(4,564,745)
Annuity and death benefit payments	(1,047,101)	(759,882)	(5,471,976)	(4,945,752)	(10,670,833)	(10,075,910)

Net equity transactions	7,697,625	12,245,948	(5,923,110)	(12,171,714)	(257,494,246)	(5,545,763)

Net change in contract owners’ equity	10,577,351	11,969,906	(14,330,441)	(14,117,988)	(227,625,780)	(15,941,508)
Contract owners’ equity:
Beginning of period	30,790,484	18,820,578	140,754,827	154,872,815	393,566,940	409,508,448

End of period	$41,367,835	$30,790,484	$126,424,386	$140,754,827	$165,941,160	$393,566,940

Change in units:
Beginning units	1,809,171	937,616	13,325,047	14,435,250	13,589,622	13,641,897

Units purchased	1,220,302	1,100,488	1,362,304	1,361,482	633,185	2,002,711
Units redeemed	(671,271)	(228,933)	(1,951,422)	(2,471,685)	(9,312,282)	(2,054,986)

Ending units	2,358,202	1,809,171	12,735,929	13,325,047	4,910,525	13,589,622

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Ohio National Fund, Inc.
	International Small-Mid Company Subaccount		Aggressive Growth Subaccount		Small Cap Growth Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(737,714)	$(833,560)	$(510,772)	$(412,944)	$(2,466,054)	$(2,347,008)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	1,525,496	3,656,602	3,014,436	1,946,079	4,021,930	7,000,577
Unrealized gain (loss)	(6,398,083)	1,174,529	(1,428,444)	865,958	8,164,579	(5,755,579)

Net increase (decrease) in contract owners’ equity from operations	(5,610,301)	3,997,571	1,075,220	2,399,093	9,720,455	(1,102,010)

Equity transactions:
Contract purchase payments (note 1)	1,173,277	1,857,769	1,544,853	1,254,196	4,431,324	4,895,432
Extra credit fund deposit (note 1)	1,978	4,562	452	1,652	6,567	8,199
Transfers (to) and from other subaccounts	907,773	8,624,877	257,514	9,948,635	(3,584,869)	34,252,951
Transfers (to) and from fixed dollar contract	206,103	3,305	(20,710)	(78,786)	854,818	1,422,362
Withdrawals and surrenders	(2,079,272)	(2,442,739)	(1,198,874)	(925,071)	(4,932,793)	(6,392,815)
Surrender charges (note 2)	(8,663)	(8,598)	(10,570)	(2,696)	(18,243)	(25,850)
Annual contract charges (note 2)	(628,407)	(655,241)	(427,848)	(303,719)	(2,406,669)	(2,060,934)
Annuity and death benefit payments	(1,629,677)	(1,604,723)	(981,689)	(864,387)	(5,437,713)	(3,965,867)

Net equity transactions	(2,056,888)	5,779,212	(836,872)	9,029,824	(11,087,578)	28,133,478

Net change in contract owners’ equity	(7,667,189)	9,776,783	238,348	11,428,917	(1,367,123)	27,031,468
Contract owners’ equity:
Beginning of period	63,728,837	53,952,054	38,105,750	26,676,833	198,107,940	171,076,472

End of period	$56,061,648	$63,728,837	$38,344,098	$38,105,750	$196,740,817	$198,107,940

Change in units:
Beginning units	3,193,474	2,888,901	3,163,739	2,347,399	13,736,168	11,690,936

Units purchased	574,904	1,129,624	1,033,811	1,301,582	1,534,791	4,755,159
Units redeemed	(675,155)	(825,051)	(1,098,198)	(485,242)	(2,320,844)	(2,709,927)

Ending units	3,093,223	3,193,474	3,099,352	3,163,739	12,950,115	13,736,168

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Ohio National Fund, Inc.
	Mid Cap Opportunity Subaccount		S&P 500® Index Subaccount		Strategic Value Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(711,921)	$(826,444)	$(5,494,104)	$562,281	$(4,482,431)	$5,029,363
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	3,292,507	4,031,502	10,901,114	16,832,442	15,140,168	10,145,164
Unrealized gain (loss)	(2,458,924)	(7,380,141)	40,748,822	(17,692,346)	15,212,352	(6,743,250)

Net increase (decrease) in contract owners’ equity from operations	121,662	(4,175,083)	46,155,832	(297,623)	25,870,089	8,431,277

Equity transactions:
Contract purchase payments (note 1)	1,240,676	2,778,804	26,345,317	22,682,955	8,369,080	7,204,874
Extra credit fund deposit (note 1)	1,792	4,979	5,868	24,255	8,084	14,722
Transfers (to) and from other subaccounts	(3,153,590)	1,348,834	369,385,685	18,092,664	151,401,750	(19,057,331)
Transfers (to) and from fixed dollar contract	(20,811)	73,156	1,093,583	3,674,180	3,222,104	1,771,044
Withdrawals and surrenders	(2,079,078)	(2,575,371)	(10,758,820)	(12,185,410)	(10,358,908)	(10,767,006)
Surrender charges (note 2)	(7,588)	(8,947)	(34,978)	(44,352)	(33,629)	(40,638)
Annual contract charges (note 2)	(539,990)	(564,798)	(4,246,579)	(2,895,111)	(4,584,710)	(3,832,521)
Annuity and death benefit payments	(1,651,045)	(1,519,486)	(11,203,348)	(6,717,117)	(10,760,616)	(7,764,012)

Net equity transactions	(6,209,634)	(462,829)	370,586,728	22,632,064	137,263,155	(32,470,868)

Net change in contract owners’ equity	(6,087,972)	(4,637,912)	416,742,560	22,334,441	163,133,244	(24,039,591)
Contract owners’ equity:
Beginning of period	58,410,807	63,048,719	329,332,370	306,997,929	295,235,329	319,274,920

End of period	$52,322,835	$58,410,807	$746,074,930	$329,332,370	$458,368,573	$295,235,329

Change in units:
Beginning units	2,550,387	2,565,658	16,797,902	15,603,554	18,122,578	20,196,226

Units purchased	246,699	457,546	21,168,453	4,463,344	12,225,012	2,170,012
Units redeemed	(512,666)	(472,817)	(3,132,831)	(3,268,996)	(4,663,841)	(4,243,660)

Ending units	2,284,420	2,550,387	34,833,524	16,797,902	25,683,749	18,122,578

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Ohio National Fund, Inc.
	High Income Bond Subaccount		ClearBridge Small Cap Subaccount		Nasdaq-100® Index Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,601,733)	$(2,543,128)	$(1,539,075)	$(901,614)	$(1,538,266)	$(681,052)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	8,277,226	11,218,231	4,038,085	4,585,154	9,588,052	9,351,114
Unrealized gain (loss)	16,533,256	(16,579,197)	31,122,754	(5,413,150)	(1,470,945)	(159,613)

Net increase (decrease) in contract owners’ equity from operations	22,208,749	(7,904,094)	33,621,764	(1,729,610)	6,578,841	8,510,449

Equity transactions:
Contract purchase payments (note 1)	3,635,798	4,343,086	2,717,716	3,818,534	5,625,402	6,137,461
Extra credit fund deposit (note 1)	4,296	12,221	6,011	2,639	3,809	16,512
Transfers (to) and from other subaccounts	106,103,231	(15,534,302)	148,486,004	19,836,689	10,810,936	5,873,704
Transfers (to) and from fixed dollar contract	784,645	227,263	445,321	405,809	(502,926)	1,092,490
Withdrawals and surrenders	(7,058,685)	(8,590,555)	(3,750,761)	(2,207,953)	(3,512,892)	(4,099,674)
Surrender charges (note 2)	(19,106)	(36,660)	(11,119)	(5,569)	(9,051)	(17,109)
Annual contract charges (note 2)	(2,392,759)	(2,126,068)	(1,387,705)	(663,411)	(1,213,152)	(1,071,519)
Annuity and death benefit payments	(7,381,543)	(6,174,314)	(3,572,497)	(1,555,771)	(3,884,529)	(3,070,519)

Net equity transactions	93,675,877	(27,879,329)	142,932,970	19,630,967	7,317,597	4,861,346

Net change in contract owners’ equity	115,884,626	(35,783,423)	176,554,734	17,901,357	13,896,438	13,371,795
Contract owners’ equity:
Beginning of period	175,910,758	211,694,181	83,882,596	65,981,239	121,239,738	107,867,943

End of period	$291,795,384	$175,910,758	$260,437,330	$83,882,596	$135,136,176	$121,239,738

Change in units:
Beginning units	8,601,913	9,899,287	2,527,734	1,888,830	11,661,011	11,353,564

Units purchased	5,865,978	1,050,510	4,463,525	1,042,328	4,466,089	3,440,930
Units redeemed	(1,709,763)	(2,347,884)	(660,322)	(403,424)	(3,905,598)	(3,133,483)

Ending units	12,758,128	8,601,913	6,330,937	2,527,734	12,221,502	11,661,011

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Ohio National Fund, Inc.
	Bristol Subaccount		Bryton Growth Subaccount		Balanced Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,519,769)	$(1,735,149)	$(1,656,723)	$(2,122,658)	$(11,593,015)	$(265,916)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	17,990,358	18,812,364	22,563,843	15,057,952	5,189,484	8,021,115
Unrealized gain (loss)	4,099,760	(10,650,646)	(16,021,353)	(20,019,755)	36,201,789	(8,470,697)

Net increase (decrease) in contract owners’ equity from operations	19,570,349	6,426,569	4,885,767	(7,084,461)	29,798,258	(715,498)

Equity transactions:
Contract purchase payments (note 1)	2,796,294	4,940,755	1,798,306	3,407,236	60,862,703	92,311,441
Extra credit fund deposit (note 1)	4,959	7,743	3,324	6,313	36,864	64,529
Transfers (to) and from other subaccounts	(17,096,808)	(10,979,756)	(61,829,151)	(2,022,380)	17,020,526	(28,223,619)
Transfers (to) and from fixed dollar contract	764,419	1,276,199	569,060	848,900	24,541,984	23,181,771
Withdrawals and surrenders	(5,903,145)	(7,765,475)	(3,650,371)	(5,677,620)	(19,977,494)	(23,133,793)
Surrender charges (note 2)	(22,184)	(31,308)	(12,038)	(22,300)	(200,289)	(202,559)
Annual contract charges (note 2)	(2,557,951)	(2,591,231)	(1,737,216)	(2,005,580)	(10,653,606)	(9,377,904)
Annuity and death benefit payments	(6,536,279)	(5,751,103)	(4,043,015)	(4,053,754)	(20,324,370)	(17,902,030)

Net equity transactions	(28,550,695)	(20,894,176)	(68,901,101)	(9,519,185)	51,306,318	36,717,836

Net change in contract owners’ equity	(8,980,346)	(14,467,607)	(64,015,334)	(16,603,646)	81,104,576	36,002,338
Contract owners’ equity:
Beginning of period	203,374,255	217,841,862	150,976,982	167,580,628	840,047,109	804,044,771

End of period	$194,393,909	$203,374,255	$86,961,648	$150,976,982	$921,151,685	$840,047,109

Change in units:
Beginning units	9,561,638	10,529,304	9,074,165	9,531,285	49,052,777	46,526,004

Units purchased	644,056	975,206	1,423,700	1,775,606	9,421,874	10,575,589
Units redeemed	(1,922,958)	(1,942,872)	(5,430,347)	(2,232,726)	(6,222,204)	(8,048,816)

Ending units	8,282,736	9,561,638	5,067,518	9,074,165	52,252,447	49,052,777

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Ohio National Fund, Inc.
	S&P MidCap 400® Index Subaccount		Bristol Growth Subaccount		Risk Managed Balanced Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(531,066)	$(8,642)	$(1,393,692)	$(1,034,774)	$(2,769,035)	$(725,588)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	922,322	1,828,277	5,588,032	20,233,863	521,590	131,920
Unrealized gain (loss)	2,762,827	(3,942,337)	2,595,417	(14,315,314)	7,153,277	(1,149,051)

Net increase (decrease) in contract owners’ equity from operations	3,154,083	(2,122,702)	6,789,757	4,883,775	4,905,832	(1,742,719)

Equity transactions:
Contract purchase payments (note 1)	313,254	765,970	2,331,861	2,667,087	46,343,303	49,911,714
Extra credit fund deposit (note 1)	1,124	4,092	3,331	5,225	19,719	19,697
Transfers (to) and from other subaccounts	(649,582)	(3,519,137)	(774,763)	(8,280,893)	53,712,356	58,634,385
Transfers (to) and from fixed dollar contract	124,487	(75,544)	753,315	628,902	18,108,183	11,146,044
Withdrawals and surrenders	(1,717,076)	(1,498,879)	(2,919,788)	(3,951,524)	(3,178,013)	(959,820)
Surrender charges (note 2)	(1,893)	(1,573)	(10,974)	(15,758)	(105,784)	(32,252)
Annual contract charges (note 2)	(574,478)	(630,401)	(1,465,589)	(1,431,179)	(2,079,300)	(601,977)
Annuity and death benefit payments	(2,019,572)	(1,574,235)	(2,933,847)	(2,750,423)	(2,824,302)	(743,488)

Net equity transactions	(4,523,736)	(6,529,707)	(5,016,454)	(13,128,563)	109,996,162	117,374,303

Net change in contract owners’ equity	(1,369,653)	(8,652,409)	1,773,303	(8,244,788)	114,901,994	115,631,584
Contract owners’ equity:
Beginning of period	43,932,738	52,585,147	108,295,870	116,540,658	148,964,082	33,332,498

End of period	$42,563,085	$43,932,738	$110,069,173	$108,295,870	$263,866,076	$148,964,082

Change in units:
Beginning units	3,207,584	3,668,362	6,713,624	7,548,477	14,258,313	3,106,380

Units purchased	137,409	186,802	701,799	2,598,104	13,015,540	12,126,821
Units redeemed	(474,885)	(647,580)	(1,001,771)	(3,432,957)	(2,612,059)	(974,888)

Ending units	2,870,108	3,207,584	6,413,652	6,713,624	24,661,794	14,258,313

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Fidelity® Variable Insurance Products Fund - Initial Class
	VIP Growth Subaccount		VIP Equity-Income Subaccount		VIP High Income Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(10,712)	$(9,817)	$8,041	$15,077	$1,936	$2,758
Reinvested capital gains	86,519	28,947	49,550	73,702	0	0
Realized gain (loss)	32,537	43,404	(4,922)	1,186	(3,230)	(2,151)
Unrealized gain (loss)	(116,285)	(10,624)	68,186	(131,915)	7,266	(2,970)

Net increase (decrease) in contract owners’ equity from operations	(7,941)	51,910	120,855	(41,950)	5,972	(2,363)

Equity transactions:
Contract purchase payments (note 1)	1,386	1,275	3,780	8,744	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(21,245)	23,578	0	0	0	0
Transfers (to) and from fixed dollar contract	0	(34,006)	0	0	0	0
Withdrawals and surrenders	(74,392)	(51,424)	(35,474)	(43,257)	(7,813)	(5,151)
Surrender charges (note 2)	(125)	(100)	(36)	(105)	(10)	(6)
Annual contract charges (note 2)	(821)	(974)	(439)	(480)	(102)	(128)
Annuity and death benefit payments	(6,581)	(12,249)	(3,899)	(12,106)	(1,075)	(2,624)

Net equity transactions	(101,778)	(73,900)	(36,068)	(47,204)	(9,000)	(7,909)

Net change in contract owners’ equity	(109,719)	(21,990)	84,787	(89,154)	(3,028)	(10,272)
Contract owners’ equity:
Beginning of period	942,958	964,948	756,448	845,602	49,510	59,782

End of period	$833,239	$942,958	$841,235	$756,448	$46,482	$49,510

Change in units:
Beginning units	31,297	33,884	29,370	31,125	2,952	3,391

Units purchased	51	836	140	326	0	0
Units redeemed	(3,556)	(3,423)	(1,475)	(2,081)	(502)	(439)

Ending units	27,792	31,297	28,035	29,370	2,450	2,952

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Janus Aspen Series - Institutional Shares
	Janus Subaccount		Overseas Subaccount		Global Research Subaccount		Balanced Subaccount
	2016	2015	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(27,800)	$(30,609)	$41,071	$(10,766)	$(3,053)	$(13,169)	$55,270	$24,231
Reinvested capital gains	232,875	835,487	37,109	51,056	0	0	82,904	225,184
Realized gain (loss)	1,790	215,068	(129,943)	(37,906)	51,977	58,509	99,690	187,490
Unrealized gain (loss)	(241,660)	(789,394)	(56,262)	(137,996)	(40,902)	(118,476)	(55,008)	(479,552)

Net increase (decrease) in contract owners’ equity from operations	(34,795)	230,552	(108,025)	(135,612)	8,022	(73,136)	182,856	(42,647)

Equity transactions:
Contract purchase payments (note 1)	7,164	2,828	377	8,011	9,757	8,290	7,354	(677)
Extra credit fund deposit (note 1)	30	42	15	21	12	16	18	24
Transfers (to) and from other subaccounts	(37,220)	(114,717)	(49,970)	18,176	(36,065)	115,723	181,631	(76,508)
Transfers (to) and from fixed dollar contract	(65,272)	(35,734)	(7,734)	0	(45,321)	(23,546)	(59,026)	(8,838)
Withdrawals and surrenders	(329,908)	(953,157)	(176,878)	(238,625)	(196,579)	(194,656)	(533,368)	(822,266)
Surrender charges (note 2)	(535)	(165)	(167)	(25)	(195)	(438)	(1,557)	(1,811)
Annual contract charges (note 2)	(9,085)	(11,004)	(4,552)	(5,012)	(3,510)	(4,352)	(7,833)	(9,271)
Annuity and death benefit payments	(72,507)	(85,124)	(25,033)	(32,738)	(31,189)	(34,653)	(239,608)	(303,218)

Net equity transactions	(507,333)	(1,197,031)	(263,942)	(250,192)	(303,090)	(133,616)	(652,389)	(1,222,565)

Net change in contract owners’ equity	(542,128)	(966,479)	(371,967)	(385,804)	(295,068)	(206,752)	(469,533)	(1,265,212)
Contract owners’ equity:
Beginning of period	4,162,131	5,128,610	1,441,218	1,827,022	2,044,476	2,251,228	5,828,347	7,093,559

End of period	$3,620,003	$4,162,131	$1,069,251	$1,441,218	$1,749,408	$2,044,476	$5,358,814	$5,828,347

Change in units:
Beginning units	229,642	294,795	67,073	76,779	148,239	156,482	213,639	260,055

Units purchased	843	5,959	2,644	3,384	1,628	10,613	11,337	3,373
Units redeemed	(29,124)	(71,112)	(15,776)	(13,090)	(23,691)	(18,856)	(34,057)	(49,789)

Ending units	201,361	229,642	53,941	67,073	126,176	148,239	190,919	213,639

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Legg Mason Partners Variable Equity Trust - Class I
	ClearBridge Variable Dividend Strategy Subaccount		ClearBridge Variable Large Cap Value Subaccount		QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$284,683	$159,120	$232,083	$197,661	$(5,735,181)	$(3,496,949)
Reinvested capital gains	0	0	1,571,077	2,932,506	33,091,495	17,150,299
Realized gain (loss)	781,843	1,275,602	(226,639)	385,839	(22,701,298)	7,055,248
Unrealized gain (loss)	2,933,345	(3,033,776)	6,842,726	(6,445,633)	(28,987,526)	(134,005,546)

Net increase (decrease) in contract owners’ equity from operations	3,999,871	(1,599,054)	8,419,247	(2,929,627)	(24,332,510)	(113,296,948)

Equity transactions:
Contract purchase payments (note 1)	3,205,694	1,803,282	1,845,908	3,080,001	123,729,096	294,468,552
Extra credit fund deposit (note 1)	7,183	18,891	950	21,129	58,288	172,960
Transfers (to) and from other subaccounts	15,945,127	163,563	665,258	3,102,722	(384,386,869)	81,816,232
Transfers (to) and from fixed dollar contract	547,221	142,545	637,124	191,771	54,970,088	72,190,850
Withdrawals and surrenders	(1,194,072)	(744,212)	(2,110,819)	(1,884,790)	(28,294,878)	(26,872,947)
Surrender charges (note 2)	(8,026)	(1,344)	(7,906)	(7,245)	(618,761)	(482,400)
Annual contract charges (note 2)	(336,620)	(277,406)	(745,481)	(659,216)	(19,722,661)	(16,769,514)
Annuity and death benefit payments	(875,237)	(798,440)	(2,154,811)	(1,533,579)	(26,272,766)	(25,073,602)

Net equity transactions	17,291,270	306,879	(1,869,777)	2,310,793	(280,538,463)	379,450,131

Net change in contract owners’ equity	21,291,141	(1,292,175)	6,549,470	(618,834)	(304,870,973)	266,153,183
Contract owners’ equity:
Beginning of period	26,791,150	28,083,325	71,352,241	71,971,075	1,701,689,028	1,435,535,845

End of period	$48,082,291	$26,791,150	$77,901,711	$71,352,241	$1,396,818,055	$1,701,689,028

Change in units:
Beginning units	1,429,575	1,411,374	3,221,078	3,102,723	137,453,060	108,348,814

Units purchased	1,208,524	515,797	643,217	976,306	25,916,770	41,783,199
Units redeemed	(373,735)	(497,596)	(723,087)	(857,951)	(48,696,586)	(12,678,953)

Ending units	2,264,364	1,429,575	3,141,208	3,221,078	114,673,244	137,453,060

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Wells Fargo Variable Trust
	Opportunity Subaccount		Small Cap Value Subaccount		Discovery Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$21,683	$(41,208)	$(614)	$(3,368)	$(42,265)	$(52,571)
Reinvested capital gains	309,385	363,300	0	0	237,217	564,797
Realized gain (loss)	48,135	127,055	10,121	899	137,226	337,646
Unrealized gain (loss)	(58,217)	(594,531)	3,177	(34,547)	(149,816)	(910,340)

Net increase (decrease) in contract owners’ equity from operations	320,986	(145,384)	12,684	(37,016)	182,362	(60,468)

Equity transactions:
Contract purchase payments (note 1)	5,273	0	0	0	0	23
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	(16,053)	(246,725)	0	(54,770)	(24,503)
Transfers (to) and from fixed dollar contract	0	(59,782)	(30,293)	0	(20,408)	(38,055)
Withdrawals and surrenders	(205,489)	(285,404)	(2,438)	(14,499)	(234,134)	(510,324)
Surrender charges (note 2)	(431)	(205)	0	(22)	(122)	(194)
Annual contract charges (note 2)	(4,247)	(4,352)	(179)	(723)	(5,758)	(6,544)
Annuity and death benefit payments	(53,862)	(75,648)	(94)	(687)	(102,265)	(66,774)

Net equity transactions	(258,756)	(441,444)	(279,729)	(15,931)	(417,457)	(646,371)

Net change in contract owners’ equity	62,230	(586,828)	(267,045)	(52,947)	(235,095)	(706,839)
Contract owners’ equity:
Beginning of period	3,158,659	3,745,487	267,045	319,992	3,466,478	4,173,317

End of period	$3,220,889	$3,158,659	$0	$267,045	$3,231,383	$3,466,478

Change in units:
Beginning units	117,852	133,698	16,828	17,667	126,346	148,016

Units purchased	0	0	0	0	2	5
Units redeemed	(9,619)	(15,846)	(16,828)	(839)	(15,773)	(21,675)

Ending units	108,233	117,852	0	16,828	110,575	126,346

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF)
	Core Plus Fixed Income Subaccount		U.S. Real Estate Subaccount
	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$7,716	$23,949	$1,403	$2,622
Reinvested capital gains	0	0	0	0
Realized gain (loss)	14,216	431	114,663	235,444
Unrealized gain (loss)	37,298	(48,826)	(5,221)	(214,191)

Net increase (decrease) in contract owners’ equity from operations	59,230	(24,446)	110,845	23,875

Equity transactions:
Contract purchase payments (note 1)	22,362	5,083	10,941	15,433
Extra credit fund deposit (note 1)	26	26	0	0
Transfers (to) and from other subaccounts	36,408	25,380	(35,448)	(197,143)
Transfers (to) and from fixed dollar contract	(7,013)	0	(10,340)	(59,425)
Withdrawals and surrenders	(410,973)	(56,705)	(267,929)	(480,143)
Surrender charges (note 2)	(10)	(9)	(946)	(1,455)
Annual contract charges (note 2)	(2,200)	(2,158)	(5,389)	(5,745)
Annuity and death benefit payments	(31,843)	(10,263)	(37,955)	(51,037)

Net equity transactions	(393,243)	(38,646)	(347,066)	(779,515)

Net change in contract owners’ equity	(334,013)	(63,092)	(236,221)	(755,640)
Contract owners’ equity:
Beginning of period	1,122,654	1,185,746	2,246,652	3,002,292

End of period	$788,641	$1,122,654	$2,010,431	$2,246,652

Change in units:
Beginning units	65,049	67,487	49,153	66,343

Units purchased	4,640	6,725	1,103	2,427
Units redeemed	(27,392)	(9,163)	(8,829)	(19,617)

Ending units	42,297	65,049	41,427	49,153

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Goldman Sachs Variable Insurance Trust - Institutional Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,007,350	$231,825	$4,706	$6,561	$(58,448)	$(91,378)
Reinvested capital gains	1,525,620	22,667,100	968,442	1,773,756	896	569,669
Realized gain (loss)	(6,065,871)	144,923	1,055,621	2,207,723	343,312	364,265
Unrealized gain (loss)	18,813,199	(33,810,021)	394,145	(4,412,409)	(252,042)	(634,424)

Net increase (decrease) in contract owners’ equity from operations	15,280,298	(10,766,173)	2,422,914	(424,369)	33,718	208,132

Equity transactions:
Contract purchase payments (note 1)	1,154,592	1,460,482	199,286	263,026	100,895	36,361
Extra credit fund deposit (note 1)	5,402	4,289	132	1,065	584	261
Transfers (to) and from other subaccounts	(30,477,665)	(1,130,883)	231,275	(1,744,121)	304,440	200,514
Transfers (to) and from fixed dollar contract	249,091	633,156	(56,241)	(283,166)	(62,191)	(31,526)
Withdrawals and surrenders	(5,717,520)	(7,204,670)	(981,611)	(1,822,854)	(492,214)	(396,672)
Surrender charges (note 2)	(5,064)	(8,076)	(1,104)	(2,995)	(1,245)	(663)
Annual contract charges (note 2)	(2,241,693)	(2,382,868)	(275,341)	(271,108)	(93,260)	(92,464)
Annuity and death benefit payments	(8,040,920)	(7,690,143)	(1,179,189)	(1,028,372)	(444,328)	(307,858)

Net equity transactions	(45,073,777)	(16,318,713)	(2,062,793)	(4,888,525)	(687,319)	(592,047)

Net change in contract owners’ equity	(29,793,479)	(27,084,886)	360,121	(5,312,894)	(653,601)	(383,915)
Contract owners’ equity:
Beginning of period	182,698,982	209,783,868	27,948,678	33,261,572	9,435,392	9,819,307

End of period	$152,905,503	$182,698,982	$28,308,799	$27,948,678	$8,781,791	$9,435,392

Change in units:
Beginning units	12,170,000	13,193,221	1,535,472	1,798,093	488,893	519,477

Units purchased	534,233	1,172,832	135,780	155,018	87,782	56,583
Units redeemed	(3,461,492)	(2,196,053)	(249,670)	(417,639)	(125,791)	(87,167)

Ending units	9,242,741	12,170,000	1,421,582	1,535,472	450,884	488,893

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		U.S. Strategic Equity Subaccount		International Equity Subaccount
	2016	2015	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(899,332)	$(478,094)	$(507,847)	$(549,757)	$(65,509)	$(56,608)	$340,914	$1,902,461
Reinvested capital gains	0	996,986	2,218,645	3,004,295	54,859	456,475	1,345,392	10,797,394
Realized gain (loss)	(10,437,249)	(5,919,120)	(1,060,402)	(487,715)	(32,311)	143,735	5,619,480	21,067,561
Unrealized gain (loss)	73,398,904	(77,729,687)	4,891,996	(3,602,930)	435,941	(987,639)	(41,629,851)	(29,754,179)

Net increase (decrease) in contract owners’ equity from operations	62,062,323	(83,129,915)	5,542,392	(1,636,107)	392,980	(444,037)	(34,324,065)	4,013,237

Equity transactions:
Contract purchase payments (note 1)	6,169,661	8,865,196	1,025,284	2,630,946	107,998	463,170	9,736,745	16,678,540
Extra credit fund deposit (note 1)	13,712	13,559	839	387	15	1,028	14,592	26,913
Transfers (to) and from other subaccounts	(32,214,916)	39,637,782	1,516,408	367,045	(1,114,215)	1,106,592	36,992,154	3,483,698
Transfers (to) and from fixed dollar contract	1,022,034	(399,784)	(49,126)	107,697	(99,875)	56,140	2,859,802	3,795,591
Withdrawals and surrenders	(9,652,793)	(12,398,323)	(1,789,512)	(1,658,348)	(287,094)	(349,960)	(15,977,600)	(20,659,308)
Surrender charges (note 2)	(28,330)	(47,896)	(2,063)	(6,057)	(2,680)	(2,452)	(55,122)	(81,461)
Annual contract charges (note 2)	(4,509,122)	(4,440,570)	(353,138)	(353,538)	(63,343)	(81,694)	(7,870,243)	(7,773,642)
Annuity and death benefit payments	(10,153,167)	(8,895,127)	(1,498,882)	(1,111,605)	(108,880)	(184,514)	(18,002,293)	(15,235,431)

Net equity transactions	(49,352,921)	22,334,837	(1,150,190)	(23,473)	(1,568,074)	1,008,310	7,698,035	(19,765,100)

Net change in contract owners’ equity	12,709,402	(60,795,078)	4,392,202	(1,659,580)	(1,175,094)	564,273	(26,626,030)	(15,751,863)
Contract owners’ equity:
Beginning of period	336,822,407	397,617,485	40,149,987	41,809,567	6,625,550	6,061,277	612,838,345	628,590,208

End of period	$349,531,809	$336,822,407	$44,542,189	$40,149,987	$5,450,456	$6,625,550	$586,212,315	$612,838,345

Change in units:
Beginning units	15,638,722	14,424,318	1,485,074	1,501,527	405,875	348,761	41,863,370	43,149,774

Units purchased	1,480,485	3,519,776	184,545	258,892	28,082	127,623	5,124,381	5,362,400
Units redeemed	(3,535,358)	(2,305,372)	(232,887)	(275,345)	(123,986)	(70,509)	(4,612,728)	(6,648,804)

Ending units	13,583,849	15,638,722	1,436,732	1,485,074	309,971	405,875	42,375,023	41,863,370

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Lazard Retirement Series, Inc. - Service Shares		The Prudential Series Fund, Inc. - Class II				Fidelity® Variable Insurance Products Fund- Service Class
	Global Dynamic Multi Asset Subaccount		Jennison 20/20 Focus Subaccount		Jennison Subaccount		Government Money Market Subaccount (note 4)
	2016	2015	2016	2015	2016	2015	2016 (a)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,346,721)	$(2,327,339)	$(1,450,796)	$(1,691,773)	$(406,942)	$(365,284)	$(1,811,415)
Reinvested capital gains	784,953	4,548,338	0	0	0	0	0
Realized gain (loss)	(233,069)	161,081	7,247,187	11,389,455	1,497,883	2,251,790	(6,333)
Unrealized gain (loss)	5,247,323	(5,932,132)	(6,217,404)	(3,621,492)	(2,143,053)	402,243	0

Net increase (decrease) in contract owners’ equity from operations	3,452,486	(3,550,052)	(421,013)	6,076,190	(1,052,112)	2,288,749	(1,817,748)

Equity transactions:
Contract purchase payments (note 1)	25,879,272	38,179,846	1,928,782	2,970,413	1,360,134	1,735,706	11,317,644
Extra credit fund deposit (note 1)	14,898	18,529	3,582	4,090	2,107	7,337	1,510
Transfers (to) and from other subaccounts	42,028,180	590,503	(8,155,187)	(13,089,712)	(2,833,754)	9,682,143	182,115,723
Transfers (to) and from fixed dollar contract	9,577,903	8,180,957	(384,287)	753,080	89,225	517,833	(2,953,690)
Withdrawals and surrenders	(3,895,104)	(1,982,640)	(3,033,362)	(3,941,218)	(773,087)	(977,213)	(19,526,045)
Surrender charges (note 2)	(127,269)	(67,102)	(7,793)	(10,685)	(4,498)	(2,898)	(49,855)
Annual contract charges (note 2)	(2,530,382)	(1,754,001)	(1,289,302)	(1,370,595)	(361,749)	(295,638)	(1,719,703)
Annuity and death benefit payments	(2,752,454)	(2,452,157)	(3,585,249)	(3,091,698)	(996,341)	(666,571)	(9,370,849)

Net equity transactions	68,195,044	40,713,935	(14,522,816)	(17,776,325)	(3,517,963)	10,000,699	159,814,735

Net change in contract owners’ equity	71,647,530	37,163,883	(14,943,829)	(11,700,135)	(4,570,075)	12,289,448	157,996,987
Contract owners’ equity:
Beginning of period	186,718,089	149,554,206	123,546,408	135,246,543	35,966,039	23,676,591	0

End of period	$258,365,619	$186,718,089	$108,602,579	$123,546,408	$31,395,964	$35,966,039	$157,996,987

Change in units:
Beginning units	15,198,498	11,952,888	5,720,744	6,539,291	2,447,299	1,757,649	0

Units purchased	8,040,317	5,015,261	427,252	428,068	518,725	1,241,789	24,115,144
Units redeemed	(2,611,420)	(1,769,651)	(1,117,449)	(1,246,615)	(786,191)	(552,139)	(9,900,573)

Ending units	20,627,395	15,198,498	5,030,547	5,720,744	2,179,833	2,447,299	14,214,571

(a)	Period from February 26, 2016 date of commencement of operations, to December 31, 2016.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount		VIP Contrafund® Subaccount		VIP Growth Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,625,498)	$(5,416,479)	$(3,172,548)	$(2,387,638)	$(907,303)	$(913,526)
Reinvested capital gains	29,771,973	62,640,593	38,165,428	45,045,959	6,876,054	2,258,377
Realized gain (loss)	(1,126,744)	6,458,005	11,360,591	19,745,584	2,171,317	5,153,970
Unrealized gain (loss)	23,000,486	(76,937,173)	(18,310,750)	(66,398,988)	(8,800,954)	(2,590,370)

Net increase (decrease) in contract owners’ equity from operations	47,020,217	(13,255,054)	28,042,721	(3,995,083)	(660,886)	3,908,451

Equity transactions:
Contract purchase payments (note 1)	9,401,980	14,505,157	11,985,551	16,153,901	3,623,335	3,401,499
Extra credit fund deposit (note 1)	16,717	31,170	16,121	21,112	2,968	2,462
Transfers (to) and from other subaccounts	(18,920,560)	(14,829,893)	(34,729,154)	7,970,761	(3,583,249)	2,600,516
Transfers (to) and from fixed dollar contract	1,362,163	2,093,219	900,008	208,308	901,650	296,953
Withdrawals and surrenders	(15,088,607)	(17,748,311)	(15,139,314)	(16,450,356)	(2,524,688)	(2,450,020)
Surrender charges (note 2)	(43,551)	(70,730)	(39,504)	(56,271)	(13,574)	(9,802)
Annual contract charges (note 2)	(5,492,446)	(5,505,990)	(5,074,261)	(4,924,033)	(782,085)	(705,429)
Annuity and death benefit payments	(13,632,868)	(12,183,922)	(13,169,463)	(11,478,506)	(2,293,755)	(1,758,938)

Net equity transactions	(42,397,172)	(33,709,300)	(55,250,016)	(8,555,084)	(4,669,398)	1,377,241

Net change in contract owners’ equity	4,623,045	(46,964,354)	(27,207,295)	(12,550,167)	(5,330,284)	5,285,692
Contract owners’ equity:
Beginning of period	478,481,827	525,446,181	489,206,816	501,756,983	75,565,244	70,279,552

End of period	$483,104,872	$478,481,827	$461,999,521	$489,206,816	$70,234,960	$75,565,244

Change in units:
Beginning units	15,535,107	16,518,300	24,152,170	24,545,451	6,064,373	5,983,880

Units purchased	1,141,639	1,440,143	1,908,105	3,375,248	1,535,320	2,008,573
Units redeemed	(2,488,606)	(2,423,336)	(4,625,395)	(3,768,529)	(1,927,850)	(1,928,080)

Ending units	14,188,140	15,535,107	21,434,880	24,152,170	5,671,843	6,064,373

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Equity-Income Subaccount		VIP Real Estate Subaccount		VIP Target Volatility Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,726,673	$2,650,353	$(2,756)	$555,955	$(375,886)	$(164,196)
Reinvested capital gains	9,973,571	16,064,230	1,522,340	3,515,592	1,323,854	2,650,674
Realized gain (loss)	(1,420,471)	758,929	5,854,166	8,980,517	(326,762)	92,134
Unrealized gain (loss)	13,362,542	(28,446,895)	(1,536,938)	(9,876,238)	7,679,276	(9,108,552)

Net increase (decrease) in contract owners’ equity from operations	23,642,315	(8,973,383)	5,836,812	3,175,826	8,300,482	(6,529,940)

Equity transactions:
Contract purchase payments (note 1)	3,573,940	4,584,059	2,968,103	5,417,093	29,695,209	60,820,621
Extra credit fund deposit (note 1)	6,757	10,747	9,528	20,030	23,950	42,912
Transfers (to) and from other subaccounts	17,592,104	(9,976,390)	(2,083,760)	(9,105,867)	(28,072,317)	13,139,931
Transfers (to) and from fixed dollar contract	95,394	343,703	(24,667)	853,550	11,779,289	12,778,050
Withdrawals and surrenders	(5,210,249)	(5,130,481)	(4,354,139)	(5,991,692)	(2,994,433)	(1,771,121)
Surrender charges (note 2)	(16,746)	(10,853)	(19,315)	(27,247)	(93,730)	(53,887)
Annual contract charges (note 2)	(1,856,896)	(1,802,931)	(1,878,470)	(1,872,214)	(2,224,629)	(1,439,853)
Annuity and death benefit payments	(5,597,551)	(4,672,043)	(4,376,308)	(3,781,314)	(2,840,876)	(1,884,117)

Net equity transactions	8,586,753	(16,654,189)	(9,759,028)	(14,487,661)	5,272,463	81,632,536

Net change in contract owners’ equity	32,229,068	(25,627,572)	(3,922,216)	(11,311,835)	13,572,945	75,102,596
Contract owners’ equity:
Beginning of period	150,472,859	176,100,431	151,883,714	163,195,549	196,088,443	120,985,847

End of period	$182,701,927	$150,472,859	$147,961,498	$151,883,714	$209,661,388	$196,088,443

Change in units:
Beginning units	8,612,556	9,536,755	9,912,352	10,902,697	17,024,776	10,220,588

Units purchased	1,922,475	879,593	1,521,478	2,684,428	5,019,999	8,608,679
Units redeemed	(1,547,687)	(1,803,792)	(2,173,933)	(3,674,773)	(4,481,202)	(1,804,491)

Ending units	8,987,344	8,612,556	9,259,897	9,912,352	17,563,573	17,024,776

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Janus Aspen Series - Service Shares
	Janus Subaccount		Global Research Subaccount		Balanced Subaccount		Overseas Subaccount
	2016	2015	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(235,229)	$(241,365)	$(101,964)	$(239,601)	$1,018,398	$152,240	$5,116,993	$(1,590,718)
Reinvested capital gains	1,636,046	5,309,314	0	0	2,131,233	5,300,984	4,923,355	5,933,593
Realized gain (loss)	231,546	1,108,770	715,499	1,893,443	1,617,225	3,506,200	(22,057,844)	(16,582,669)
Unrealized gain (loss)	(1,914,737)	(5,314,517)	(513,436)	(3,208,725)	(675,664)	(10,363,354)	(1,731,830)	(6,390,578)

Net increase (decrease) in contract owners’ equity from operations	(282,374)	862,202	100,099	(1,554,883)	4,091,192	(1,403,930)	(13,749,326)	(18,630,372)

Equity transactions:
Contract purchase payments (note 1)	816,578	1,186,793	714,679	1,213,087	4,774,573	12,987,623	1,948,279	5,212,514
Extra credit fund deposit (note 1)	1,536	4,899	630	3,644	11,733	35,347	10,041	9,170
Transfers (to) and from other subaccounts	(3,245,191)	2,934,822	(1,739,905)	4,975,628	(9,879,316)	22,055	(9,866,765)	(13,114,205)
Transfers (to) and from fixed dollar contract	(24,590)	17,717	251,940	229,922	2,572,490	(170,757)	315,637	(134,314)
Withdrawals and surrenders	(1,277,171)	(1,862,023)	(2,142,487)	(1,083,652)	(5,431,008)	(7,388,928)	(5,496,837)	(6,701,573)
Surrender charges (note 2)	(7,321)	(11,845)	(3,882)	(5,902)	(10,744)	(32,486)	(15,332)	(26,840)
Annual contract charges (note 2)	(255,835)	(268,570)	(327,544)	(315,281)	(1,437,607)	(1,418,092)	(1,963,195)	(2,291,767)
Annuity and death benefit payments	(1,051,016)	(750,482)	(973,596)	(664,378)	(5,843,933)	(4,140,746)	(5,535,914)	(5,742,877)

Net equity transactions	(5,043,010)	1,251,311	(4,220,165)	4,353,068	(15,243,812)	(105,984)	(20,604,086)	(22,789,892)

Net change in contract owners’ equity	(5,325,384)	2,113,513	(4,120,066)	2,798,185	(11,152,620)	(1,509,914)	(34,353,412)	(41,420,264)
Contract owners’ equity:
Beginning of period	27,982,058	25,868,545	32,917,507	30,119,322	164,961,430	166,471,344	177,014,926	218,435,190

End of period	$22,656,674	$27,982,058	$28,797,441	$32,917,507	$153,808,810	$164,961,430	$142,661,514	$177,014,926

Change in units:
Beginning units	2,561,539	2,455,344	3,928,438	3,529,143	8,467,870	8,513,428	16,314,531	18,092,398

Units purchased	181,486	605,020	472,616	1,487,630	1,416,375	1,630,617	2,243,474	2,827,399
Units redeemed	(657,813)	(498,825)	(996,429)	(1,088,335)	(2,220,942)	(1,676,175)	(4,319,081)	(4,605,266)

Ending units	2,085,212	2,561,539	3,404,625	3,928,438	7,663,303	8,467,870	14,238,924	16,314,531

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Janus Aspen Series - Service Shares				J.P. Morgan Insurance Trust - Class I
	INTECH U.S. Low Volatility Subaccount		Flexible Bond Subaccount		SmallCap Core Subaccount		Mid Cap Value Subaccount
	2016	2015	2016	2015 (b)	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,458,420	$1,657,772	$332,895	$66,103	$(355,297)	$(484,111)	$(970,060)	$(721,775)
Reinvested capital gains	11,615,471	10,688,516	0	3,757	3,721,874	3,824,536	11,635,711	18,501,945
Realized gain (loss)	15,302,495	9,401,269	6,294	(2,550)	(239,938)	1,357,358	8,869,204	14,741,904
Unrealized gain (loss)	30,896,371	(7,829,100)	(389,611)	(192,152)	6,712,633	(7,527,060)	8,569,823	(41,809,031)

Net increase (decrease) in contract owners’ equity from operations	59,272,757	13,918,457	(50,422)	(124,842)	9,839,272	(2,829,277)	28,104,678	(9,286,957)

Equity transactions:
Contract purchase payments (note 1)	107,257,328	169,768,827	3,998,056	1,317,194	1,376,590	1,989,644	5,824,142	6,772,514
Extra credit fund deposit (note 1)	53,637	99,012	1,456	0	1,769	1,374	5,552	13,538
Transfers (to) and from other subaccounts	83,121,220	39,155,812	12,571,410	12,239,732	18,198,778	6,996,087	15,636,998	(1,683,541)
Transfers (to) and from fixed dollar contract	38,233,800	33,859,795	(159,589)	98,242	570,196	241,327	248,997	473,710
Withdrawals and surrenders	(13,339,977)	(6,704,343)	(1,026,125)	(133,769)	(1,066,470)	(1,246,126)	(7,561,307)	(7,851,434)
Surrender charges (note 2)	(319,644)	(156,220)	(5,374)	(413)	(1,162)	(5,385)	(16,315)	(26,085)
Annual contract charges (note 2)	(8,671,964)	(5,291,292)	(235,582)	(46,201)	(484,996)	(349,134)	(2,483,835)	(2,401,632)
Annuity and death benefit payments	(10,549,472)	(6,841,343)	(476,342)	(77,497)	(1,464,013)	(957,475)	(6,890,114)	(5,614,094)

Net equity transactions	195,784,928	223,890,248	14,667,910	13,397,288	17,130,692	6,670,312	4,764,118	(10,317,024)

Net change in contract owners’ equity	255,057,685	237,808,705	14,617,488	13,272,446	26,969,964	3,841,035	32,868,796	(19,603,981)
Contract owners’ equity:
Beginning of period	668,007,696	430,198,991	13,272,446	0	38,365,825	34,524,790	223,413,234	243,017,215

End of period	$923,065,381	$668,007,696	$27,889,934	$13,272,446	$65,335,789	$38,365,825	$256,282,030	$223,413,234

Change in units:
Beginning units	46,025,825	30,425,861	1,355,569	0	1,805,490	1,515,092	6,430,115	6,658,809

Units purchased	21,431,591	22,637,295	2,487,163	1,419,513	1,264,831	806,155	1,231,322	1,022,173
Units redeemed	(8,727,083)	(7,037,331)	(1,022,454)	(63,944)	(466,220)	(515,757)	(1,093,675)	(1,250,867)

Ending units	58,730,333	46,025,825	2,820,278	1,355,569	2,604,101	1,805,490	6,567,762	6,430,115

(b)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	AB Variable Product Series Fund, Inc. - Class B
	VPS Growth & Income Subaccount		VPS Small Cap Growth Subaccount		VPS Dynamic Asset Allocation Subaccount		VPS Global Risk Allocation- Moderate Subaccount
	2016	2015	2016	2015	2016	2015	2016	2015 (b)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,015)	$(208)	$(1,968)	$(620)	$(1,936,680)	$(1,821,479)	$(661,502)	$(185,020)
Reinvested capital gains	26,948	0	25,209	7,865	56,851	4,712,163	0	0
Realized gain (loss)	1,371	4,948	859	229	1,696,385	3,203,016	81,194	14,185
Unrealized gain (loss)	38,681	(4,333)	(11,525)	(8,731)	4,573,171	(13,651,018)	2,922,255	(132,544)

Net increase (decrease) in contract owners’ equity from operations	65,985	407	12,575	(1,257)	4,389,727	(7,557,318)	2,341,947	(303,379)

Equity transactions:
Contract purchase payments (note 1)	401,290	0	223,751	0	8,621,439	22,582,100	17,764,397	11,922,287
Extra credit fund deposit (note 1)	0	0	405	0	14,965	15,220	10,377	6,054
Transfers (to) and from other subaccounts	522,499	0	681,936	0	24,826,633	(30,166,801)	3,026,977	37,945,384
Transfers (to) and from fixed dollar contract	102,439	0	3,354	0	4,102,534	6,577,750	6,367,751	1,615,008
Withdrawals and surrenders	(17,033)	(14,607)	0	0	(5,883,174)	(3,438,123)	(1,133,139)	(126,778)
Surrender charges (note 2)	0	0	0	0	(111,372)	(104,687)	(29,001)	(3,608)
Annual contract charges (note 2)	(1,803)	(120)	(120)	(5)	(3,359,385)	(3,119,520)	(648,565)	(136,242)
Annuity and death benefit payments	(2,827)	(708)	(598)	0	(4,662,619)	(4,127,967)	(962,772)	(183,976)

Net equity transactions	1,004,565	(15,435)	908,728	(5)	23,549,021	(11,782,028)	24,396,025	51,038,129

Net change in contract owners’ equity	1,070,550	(15,028)	921,303	(1,262)	27,938,748	(19,339,346)	26,737,972	50,734,750
Contract owners’ equity:
Beginning of period	102,916	117,944	42,169	43,431	249,182,652	268,521,998	50,734,750	0

End of period	$1,173,466	$102,916	$963,472	$42,169	$277,121,400	$249,182,652	$77,472,722	$50,734,750

Change in units:
Beginning units	5,867	6,726	1,662	1,662	21,770,431	22,847,379	5,425,154	0

Units purchased	60,719	0	39,989	0	5,658,487	3,151,999	3,568,117	5,554,030
Units redeemed	(1,750)	(859)	(517)	0	(3,704,296)	(4,228,947)	(938,857)	(128,876)

Ending units	64,836	5,867	41,134	1,662	23,724,622	21,770,431	8,054,414	5,425,154

(b)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	MFS® Variable Insurance Trust - Service Class
	New Discovery Subaccount		Investors Growth Stock Subaccount (note 4)	Mid Cap Growth Subaccount		Total Return Subaccount
	2016	2015	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(215,108)	$(283,780)	$41,479	$(519,068)	$(488,303)	$958,705	$683,289
Reinvested capital gains	810,831	675,693	1,653,849	3,333,903	3,903,391	2,183,916	2,318,678
Realized gain (loss)	(663,244)	(521,454)	1,986,022	400,951	1,275,716	1,126,529	2,281,040
Unrealized gain (loss)	1,239,237	(156,971)	(3,492,006)	(2,009,759)	(3,711,928)	482,527	(6,342,348)

Net increase (decrease) in contract owners’ equity from operations	1,171,716	(286,512)	189,344	1,206,027	978,876	4,751,677	(1,059,341)

Equity transactions:
Contract purchase payments (note 1)	372,072	512,928	132,883	935,223	1,512,806	3,165,735	2,605,260
Extra credit fund deposit (note 1)	964	1,382	2,131	919	973	4,588	3,105
Transfers (to) and from other subaccounts	(462,440)	(7,019,004)	(20,065,110)	6,412,659	3,807,233	7,577,749	(3,342,655)
Transfers (to) and from fixed dollar contract	(247,775)	(114,085)	13,904	33,262	338,381	410,495	96,221
Withdrawals and surrenders	(557,398)	(659,416)	(264,314)	(1,028,905)	(983,001)	(2,218,697)	(2,932,638)
Surrender charges (note 2)	(1,376)	(1,424)	(55)	(6,233)	(5,068)	(11,616)	(9,208)
Annual contract charges (note 2)	(201,075)	(240,634)	(33,051)	(509,487)	(444,798)	(559,621)	(476,433)
Annuity and death benefit payments	(506,052)	(498,755)	(110,300)	(1,213,950)	(858,486)	(2,877,367)	(2,377,214)

Net equity transactions	(1,603,080)	(8,019,008)	(20,323,912)	4,623,488	3,368,040	5,491,266	(6,433,562)

Net change in contract owners’ equity	(431,364)	(8,305,520)	(20,134,568)	5,829,515	4,346,916	10,242,943	(7,492,903)
Contract owners’ equity:
Beginning of period	18,559,754	26,865,274	20,134,568	39,265,650	34,918,734	59,720,114	67,213,017

End of period	$18,128,390	$18,559,754	$0	$45,095,165	$39,265,650	$69,963,057	$59,720,114

Change in units:
Beginning units	891,297	1,247,046	1,108,343	2,730,898	2,509,638	3,351,221	3,707,695

Units purchased	113,891	144,013	35,557	875,358	731,800	822,511	356,463
Units redeemed	(193,623)	(499,762)	(1,143,900)	(565,279)	(510,540)	(520,589)	(712,937)

Ending units	811,565	891,297	0	3,040,977	2,730,898	3,653,143	3,351,221

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,608,168	$14,085,726	$6,695,579	$37,539,669	$197,572	$564,656
Reinvested capital gains	0	0	0	9,279,181	0	0
Realized gain (loss)	(8,351,109)	(5,352,741)	(7,607,289)	(4,866,646)	(1,786,504)	(5,602,163)
Unrealized gain (loss)	21,863,977	(29,461,520)	15,015,449	(52,198,109)	3,786,408	(234,139)

Net increase (decrease) in contract owners’ equity from operations	18,121,036	(20,728,535)	14,103,739	(10,245,905)	2,197,476	(5,271,646)

Equity transactions:
Contract purchase payments (note 1)	7,167,345	8,618,859	13,888,642	21,978,522	1,156,684	2,214,140
Extra credit fund deposit (note 1)	13,501	25,719	21,058	48,752	1,814	7,064
Transfers (to) and from other subaccounts	(3,592,802)	(11,475,303)	(72,698,005)	(438,217,406)	(356,302)	(21,231,386)
Transfers (to) and from fixed dollar contract	1,423,585	1,246,233	2,933,921	3,376,607	(42,205)	(273,960)
Withdrawals and surrenders	(18,470,250)	(21,149,770)	(29,961,742)	(50,820,372)	(2,740,404)	(4,543,652)
Surrender charges (note 2)	(54,242)	(89,847)	(100,012)	(246,789)	(12,615)	(19,077)
Annual contract charges (note 2)	(6,190,347)	(6,229,946)	(11,041,143)	(14,963,858)	(834,530)	(975,604)
Annuity and death benefit payments	(15,884,441)	(14,361,517)	(27,472,562)	(34,278,171)	(2,700,879)	(2,779,695)

Net equity transactions	(35,587,651)	(43,415,572)	(124,429,843)	(513,122,715)	(5,528,437)	(27,602,170)

Net change in contract owners’ equity	(17,466,615)	(64,144,107)	(110,326,104)	(523,368,620)	(3,330,961)	(32,873,816)
Contract owners’ equity:
Beginning of period	494,565,888	558,709,995	868,782,567	1,392,151,187	78,509,457	111,383,273

End of period	$477,099,273	$494,565,888	$758,456,463	$868,782,567	$75,178,496	$78,509,457

Change in units:
Beginning units	32,240,007	34,903,208	53,253,486	84,642,096	4,912,477	6,589,737

Units purchased	4,340,696	4,030,712	16,878,417	7,776,579	633,992	668,758
Units redeemed	(6,617,537)	(6,693,913)	(24,413,949)	(39,165,189)	(971,065)	(2,346,018)

Ending units	29,963,166	32,240,007	45,717,954	53,253,486	4,575,404	4,912,477

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	PIMCO Variable Insurance Trust - Administrative Shares
	Commodity RealReturn® Strategy Subaccount		Global Diversified Allocation Subaccount		Short-Term Subaccount		Low Duration Subaccount
	2016	2015	2016	2015	2016	2015	2016	2015 (b)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(38,507)	$901,649	$2,296,711	$6,884,226	$156,011	$(105,983)	$248,846	$1,721,093
Reinvested capital gains	0	0	1,269,227	23,711,919	242,297	21,740	0	0
Realized gain (loss)	(5,173,232)	(8,026,909)	(7,297,090)	(1,379,641)	2,062	6,259	(298,332)	9,947
Unrealized gain (loss)	7,989,559	(1,070,243)	38,372,240	(61,761,527)	197,901	(17,409)	85,191	(1,845,506)

Net increase (decrease) in contract owners’ equity from operations	2,777,820	(8,195,503)	34,641,088	(32,545,023)	598,271	(95,393)	35,705	(114,466)

Equity transactions:
Contract purchase payments (note 1)	900,429	1,279,255	47,834,303	91,451,861	2,448,781	4,191,747	2,384,009	681,843
Extra credit fund deposit (note 1)	1,305	9,273	48,313	76,619	8,409	4,439	2,441	949
Transfers (to) and from other subaccounts	(1,122,134)	715,346	52,395,574	42,992,691	9,674,395	10,500,083	34,993,925	101,471,110
Transfers (to) and from fixed dollar contract	121,233	87,248	19,574,743	21,704,179	272,400	640,433	600,978	303,809
Withdrawals and surrenders	(504,993)	(978,173)	(8,102,744)	(4,832,353)	(2,576,850)	(2,603,309)	(4,032,597)	(956,863)
Surrender charges (note 2)	(1,472)	(4,110)	(221,330)	(167,032)	(20,550)	(13,625)	(13,476)	(3,830)
Annual contract charges (note 2)	(290,626)	(313,366)	(6,155,086)	(4,447,710)	(603,850)	(371,471)	(1,414,705)	(295,519)
Annuity and death benefit payments	(648,291)	(731,030)	(8,357,385)	(5,717,214)	(1,559,667)	(1,692,028)	(3,943,327)	(863,952)

Net equity transactions	(1,544,549)	64,443	97,016,388	141,061,041	7,643,068	10,656,269	28,577,248	100,337,547

Net change in contract owners’ equity	1,233,271	(8,131,060)	131,657,476	108,516,018	8,241,339	10,560,876	28,612,953	100,223,081
Contract owners’ equity:
Beginning of period	23,754,839	31,885,899	489,650,952	381,134,934	41,847,518	31,286,642	100,223,081	0

End of period	$24,988,110	$23,754,839	$621,308,428	$489,650,952	$50,088,857	$41,847,518	$128,836,034	$100,223,081

Change in units:
Beginning units	4,655,218	4,580,327	45,716,612	33,131,844	4,217,739	3,147,704	10,164,207	0

Units purchased	1,323,025	1,808,346	15,398,030	16,072,235	3,408,265	2,979,190	4,630,749	10,597,518
Units redeemed	(1,678,911)	(1,733,455)	(6,577,707)	(3,487,467)	(2,634,325)	(1,909,155)	(1,745,816)	(433,311)

Ending units	4,299,332	4,655,218	54,536,935	45,716,612	4,991,679	4,217,739	13,049,140	10,164,207

(b)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Calvert Variable Products, Inc.		Dreyfus Variable Investment Fund - Service Shares
	VP S&P 500 Index Subaccount		Appreciation Subaccount
	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$84	$(1,460)	$23,179	$46,033
Reinvested capital gains	1,338	2,296	4,268,232	1,760,237
Realized gain (loss)	108	(9)	93,902	1,480,226
Unrealized gain (loss)	12,276	(1,170)	(2,701,612)	(4,692,016)

Net increase (decrease) in contract owners’ equity from operations	13,806	(343)	1,683,701	(1,405,520)

Equity transactions:
Contract purchase payments (note 1)	0	0	431,488	521,566
Extra credit fund deposit (note 1)	0	0	335	622
Transfers (to) and from other subaccounts	0	0	(1,584,071)	(5,573,529)
Transfers (to) and from fixed dollar contract	0	(2,915)	4,063	97,555
Withdrawals and surrenders	(910)	(14,710)	(831,167)	(1,250,116)
Surrender charges (note 2)	0	(92)	(6,953)	(4,047)
Annual contract charges (note 2)	(254)	(261)	(312,111)	(342,366)
Annuity and death benefit payments	(989)	(973)	(901,713)	(1,044,782)

Net equity transactions	(2,153)	(18,951)	(3,200,129)	(7,595,097)

Net change in contract owners’ equity	11,653	(19,294)	(1,516,428)	(9,000,617)
Contract owners’ equity:
Beginning of period	136,038	155,332	29,851,287	38,851,904

End of period	$147,691	$136,038	$28,334,859	$29,851,287

Change in units:
Beginning units	9,981	11,379	1,488,232	1,856,203

Units purchased	0	0	71,867	111,735
Units redeemed	(152)	(1,398)	(229,475)	(479,706)

Ending units	9,829	9,981	1,330,624	1,488,232

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Royce Capital Fund - Investment Class
	Small-Cap Subaccount		Micro-Cap Subaccount
	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$8,166	$(2,641,548)	$(496,889)	$(1,295,721)
Reinvested capital gains	29,119,405	57,910,138	0	5,287,455
Realized gain (loss)	(17,477,383)	9,769,666	(3,550,739)	(211,778)
Unrealized gain (loss)	24,168,932	(115,287,501)	15,904,395	(17,873,997)

Net increase (decrease) in contract owners’ equity from operations	35,819,120	(50,249,245)	11,856,767	(14,094,041)

Equity transactions:
Contract purchase payments (note 1)	3,828,704	8,378,411	962,280	2,309,438
Extra credit fund deposit (note 1)	9,394	21,804	5,535	5,891
Transfers (to) and from other subaccounts	(91,915,484)	(100,664,431)	(17,497,537)	(5,815,499)
Transfers (to) and from fixed dollar contract	320,009	1,250,940	(105,964)	5,259
Withdrawals and surrenders	(7,905,687)	(11,643,049)	(2,526,495)	(3,409,811)
Surrender charges (note 2)	(21,603)	(46,151)	(9,067)	(14,073)
Annual contract charges (note 2)	(2,663,168)	(3,947,332)	(866,223)	(1,016,842)
Annuity and death benefit payments	(6,824,175)	(8,951,937)	(2,432,331)	(2,345,130)

Net equity transactions	(105,172,010)	(115,601,745)	(22,469,802)	(10,280,767)

Net change in contract owners’ equity	(69,352,890)	(165,850,990)	(10,613,035)	(24,374,808)
Contract owners’ equity:
Beginning of period	248,373,644	414,224,634	86,245,416	110,620,224

End of period	$179,020,754	$248,373,644	$75,632,381	$86,245,416

Change in units:
Beginning units	9,200,641	13,392,912	4,021,275	4,425,876

Units purchased	904,132	1,309,250	188,331	344,170
Units redeemed	(4,678,641)	(5,501,521)	(1,255,044)	(748,771)

Ending units	5,426,132	9,200,641	2,954,562	4,021,275

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)
	Core Plus Fixed Income Subaccount		U.S. Real Estate Subaccount		Growth Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$302,889	$1,607,996	$(238,283)	$(147,050)	$(560,590)	$(504,666)
Reinvested capital gains	0	0	0	0	7,232,177	5,144,330
Realized gain (loss)	328,187	67,822	7,397,032	8,324,108	(949,576)	1,159,721
Unrealized gain (loss)	3,116,927	(3,546,481)	(1,941,442)	(7,388,632)	(6,975,020)	(2,140,251)

Net increase (decrease) in contract owners’ equity from operations	3,748,003	(1,870,663)	5,217,307	788,426	(1,253,009)	3,659,134

Equity transactions:
Contract purchase payments (note 1)	2,144,126	2,395,854	2,369,173	3,622,633	986,882	1,959,682
Extra credit fund deposit (note 1)	2,895	5,144	6,206	26,850	3,218	11,152
Transfers (to) and from other subaccounts	1,395,619	10,781,849	(7,864,938)	(1,272,537)	(1,063,552)	7,928,277
Transfers (to) and from fixed dollar contract	733,463	(50,058)	111,334	222,864	80,594	244,531
Withdrawals and surrenders	(4,440,937)	(4,009,666)	(3,684,509)	(3,499,092)	(1,420,944)	(1,042,115)
Surrender charges (note 2)	(16,235)	(25,479)	(7,931)	(6,913)	(5,863)	(7,120)
Annual contract charges (note 2)	(1,159,729)	(1,045,652)	(1,062,082)	(1,044,765)	(540,461)	(450,339)
Annuity and death benefit payments	(2,465,192)	(1,777,414)	(3,706,334)	(3,138,835)	(1,180,631)	(931,351)

Net equity transactions	(3,805,990)	6,274,578	(13,839,081)	(5,089,795)	(3,140,757)	7,712,717

Net change in contract owners’ equity	(57,987)	4,403,915	(8,621,774)	(4,301,369)	(4,393,766)	11,371,851
Contract owners’ equity:
Beginning of period	83,802,786	79,398,871	110,304,630	114,605,999	44,835,742	33,463,891

End of period	$83,744,799	$83,802,786	$101,682,856	$110,304,630	$40,441,976	$44,835,742

Change in units:
Beginning units	5,786,277	5,341,388	3,414,643	3,583,087	2,027,167	1,674,323

Units purchased	1,792,979	2,231,996	333,134	650,964	587,453	814,343
Units redeemed	(2,038,225)	(1,787,107)	(745,277)	(819,408)	(728,062)	(461,499)

Ending units	5,541,031	5,786,277	3,002,500	3,414,643	1,886,558	2,027,167

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Invesco V.I. Comstock Series I Subaccount		Invesco V.I. International Growth Series II Subaccount		Invesco V.I. Balanced-Risk Allocation Series II Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$197	$463	$(74,872)	$87,244	$(4,679,836)	$10,538,262
Reinvested capital gains	2,474	124	0	0	0	36,102,172
Realized gain (loss)	3,154	1,974	(357,277)	290,009	(8,457,693)	(3,751,078)
Unrealized gain (loss)	(1,257)	(5,667)	(841,327)	(3,344,103)	50,629,305	(66,429,486)

Net increase (decrease) in contract owners’ equity from operations	4,568	(3,106)	(1,273,476)	(2,966,850)	37,491,776	(23,540,130)

Equity transactions:
Contract purchase payments (note 1)	0	0	2,547,184	2,520,698	27,455,963	34,689,684
Extra credit fund deposit (note 1)	0	0	172	2,492	22,165	40,397
Transfers (to) and from other subaccounts	0	0	3,316,892	29,588,601	29,201,717	(24,977,893)
Transfers (to) and from fixed dollar contract	0	0	452,366	395,447	9,043,692	7,364,007
Withdrawals and surrenders	0	0	(1,647,195)	(1,313,804)	(9,130,914)	(6,714,915)
Surrender charges (note 2)	0	0	(3,186)	(5,263)	(162,142)	(197,442)
Annual contract charges (note 2)	(34)	(56)	(770,764)	(637,625)	(5,207,251)	(4,719,511)
Annuity and death benefit payments	(12,061)	(6,032)	(1,543,182)	(1,144,392)	(7,078,674)	(6,182,599)

Net equity transactions	(12,095)	(6,088)	2,352,287	29,406,154	44,144,556	(698,272)

Net change in contract owners’ equity	(7,527)	(9,194)	1,078,811	26,439,304	81,636,332	(24,238,402)
Contract owners’ equity:
Beginning of period	39,400	48,594	59,819,009	33,379,705	384,091,249	408,329,651

End of period	$31,873	$39,400	$60,897,820	$59,819,009	$465,727,581	$384,091,249

Change in units:
Beginning units	1,781	2,046	5,626,127	3,006,739	35,989,627	36,089,969

Units purchased	0	0	1,274,548	3,365,327	10,464,989	5,959,159
Units redeemed	(542)	(265)	(1,079,243)	(745,939)	(6,822,549)	(6,059,501)

Ending units	1,239	1,781	5,821,432	5,626,127	39,632,067	35,989,627

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Franklin Templeton Variable Insurance Products Trust - Class 2						Neuberger Berman Advisers Management Trust - S Class
	Franklin Income VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Templeton Foreign VIP Subaccount		AMT Mid Cap Intrinsic Value Subaccount
	2016	2015	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,666,198	$3,957,287	$(203,544)	$(250,239)	$1,015,153	$3,266,967	$(529,722)	$(535,479)
Reinvested capital gains	0	0	2,231,494	11,824,344	2,658,919	5,588,811	3,323,977	1,174,695
Realized gain (loss)	(838,370)	206,440	(1,864,046)	(342,450)	(1,943,606)	1,478,271	1,418,538	3,634,072
Unrealized gain (loss)	8,878,015	(13,810,431)	(942,358)	(10,622,091)	6,921,048	(22,568,893)	2,603,859	(9,834,784)

Net increase (decrease) in contract owners’ equity from operations	11,705,843	(9,646,704)	(778,454)	609,564	8,651,514	(12,234,844)	6,816,652	(5,561,496)

Equity transactions:
Contract purchase payments (note 1)	521,731	1,344,383	85,166	66,670	1,388,978	1,694,576	638,167	1,017,080
Extra credit fund deposit (note 1)	5,885	4,777	160	420	6,094	5,905	918	2,966
Transfers (to) and from other subaccounts	(4,243,193)	(6,424,699)	(1,995,185)	(224,508)	929,343	5,491,443	(2,273,698)	604,282
Transfers (to) and from fixed dollar contract	(325,029)	159,984	(102,881)	89,474	174,762	274,730	86,269	480,907
Withdrawals and surrenders	(3,765,988)	(4,066,868)	(423,709)	(443,670)	(3,988,540)	(5,629,723)	(1,514,808)	(1,805,876)
Surrender charges (note 2)	(1,734)	(5,093)	(1,266)	(658)	(4,443)	(10,789)	(4,179)	(1,741)
Annual contract charges (note 2)	(1,090,349)	(1,170,253)	(194,943)	(221,406)	(2,061,926)	(2,083,806)	(712,652)	(713,334)
Annuity and death benefit payments	(4,583,525)	(4,846,897)	(655,297)	(930,045)	(7,478,679)	(6,451,215)	(2,073,258)	(1,901,331)

Net equity transactions	(13,482,202)	(15,004,666)	(3,287,955)	(1,663,723)	(11,034,411)	(6,708,879)	(5,853,241)	(2,317,047)

Net change in contract owners’ equity	(1,776,359)	(24,651,370)	(4,066,409)	(1,054,159)	(2,382,897)	(18,943,723)	963,411	(7,878,543)
Contract owners’ equity:
Beginning of period	102,409,601	127,060,971	18,532,393	19,586,552	157,056,484	176,000,207	51,975,734	59,854,277

End of period	$100,633,242	$102,409,601	$14,465,984	$18,532,393	$154,673,587	$157,056,484	$52,939,145	$51,975,734

Change in units:
Beginning units	6,689,370	7,618,970	998,260	1,087,105	11,965,281	12,382,534	3,633,992	3,781,409

Units purchased	216,692	378,093	39,641	52,706	993,135	1,149,105	293,343	804,698
Units redeemed	(1,064,136)	(1,307,693)	(222,079)	(141,551)	(1,824,488)	(1,566,358)	(695,844)	(952,115)

Ending units	5,841,926	6,689,370	815,822	998,260	11,133,928	11,965,281	3,231,491	3,633,992

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Federated Insurance Series
	Kaufmann Fund II Service Shares Subaccount		Managed Volatility Fund II Subaccount		Managed Tail Risk Fund II Service Shares Subaccount		Managed Tail Risk Fund II Primary Shares Subaccount
	2016	2015	2016	2015	2016	2015	2016	2015 (b)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(641,432)	$(602,698)	$17,126,182	$14,414,755	$42,220	$59,305	$9,971	$(48,508)
Reinvested capital gains	3,907,053	5,272,042	0	2,292,740	0	89,257	0	0
Realized gain (loss)	(1,432,484)	839,039	(16,553,157)	(5,993,650)	(2,345,115)	(1,268,060)	(110,926)	(19,803)
Unrealized gain (loss)	(1,016,365)	(4,851,946)	26,770,160	(59,318,253)	(1,237,960)	(4,350,185)	(562,701)	(457,175)

Net increase (decrease) in contract owners’ equity from operations	816,772	656,437	27,343,185	(48,604,408)	(3,540,855)	(5,469,683)	(663,656)	(525,486)

Equity transactions:
Contract purchase payments (note 1)	2,343,133	3,487,301	19,817,994	86,638,810	542,272	10,192,793	6,924,147	9,583,586
Extra credit fund deposit (note 1)	2,322	9,614	16,646	74,873	140	10,974	2,409	5,320
Transfers (to) and from other subaccounts	(8,335,852)	17,165,348	(88,983,763)	(35,257,729)	611,496	(3,663,754)	1,058,470	(110,190)
Transfers (to) and from fixed dollar contract	268,821	436,412	9,744,415	24,617,016	637,591	5,998,417	2,550,754	1,774,770
Withdrawals and surrenders	(1,447,147)	(1,706,395)	(8,980,003)	(6,125,755)	(1,833,066)	(566,668)	(193,507)	(10,781)
Surrender charges (note 2)	(10,391)	(9,043)	(210,096)	(167,281)	(59,673)	(21,305)	(8,399)	(5)
Annual contract charges (note 2)	(564,676)	(521,716)	(5,502,020)	(5,253,053)	(690,948)	(610,436)	(123,856)	(5)
Annuity and death benefit payments	(1,201,546)	(949,452)	(6,551,839)	(7,943,137)	(986,016)	(1,021,038)	(99,004)	(15,643)

Net equity transactions	(8,945,336)	17,912,069	(80,648,666)	56,583,744	(1,778,204)	10,318,983	10,111,014	11,227,052

Net change in contract owners’ equity	(8,128,564)	18,568,506	(53,305,481)	7,979,336	(5,319,059)	4,849,300	9,447,358	10,701,566
Contract owners’ equity:
Beginning of period	55,180,851	36,612,345	488,243,540	480,264,204	63,498,730	58,649,430	10,701,566	0

End of period	$47,052,287	$55,180,851	$434,938,059	$488,243,540	$58,179,671	$63,498,730	$20,148,924	$10,701,566

Change in units:
Beginning units	3,818,452	2,656,471	39,119,397	35,080,848	6,971,868	5,929,427	1,171,084	0

Units purchased	635,362	2,338,986	4,305,157	11,468,209	1,145,035	2,424,639	1,314,541	1,206,755
Units redeemed	(1,289,417)	(1,177,005)	(10,625,876)	(7,429,660)	(1,350,757)	(1,382,198)	(157,659)	(35,671)

Ending units	3,164,397	3,818,452	32,798,678	39,119,397	6,766,146	6,971,868	2,327,966	1,171,084

(b)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount		Global Trends Allocation Subaccount
	2016	2015	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$447,846	$(264,678)	$(46,816)	$(37,918)	$(174,345)	$(231,612)	$(1,763,851)	$(2,025,193)
Reinvested capital gains	2,240,567	38,726,656	496,175	989,318	1,929	1,186,350	0	3,614,186
Realized gain (loss)	(7,091,608)	2,752,973	287,437	925,663	117,829	595,008	(1,235,730)	681,210
Unrealized gain (loss)	28,399,158	(59,448,271)	660,539	(2,177,354)	173,169	(1,283,610)	7,399,896	(14,489,099)

Net increase (decrease) in contract owners’ equity from operations	23,995,963	(18,233,320)	1,397,335	(300,291)	118,582	266,136	4,400,315	(12,218,896)

Equity transactions:
Contract purchase payments (note 1)	4,527,881	9,059,964	796,188	2,026,614	943,498	1,483,438	12,820,523	28,263,482
Extra credit fund deposit (note 1)	6,600	17,346	9	498	311	1,180	16,629	27,567
Transfers (to) and from other subaccounts	(96,735,312)	4,867,746	(3,183,639)	(2,647,906)	(375,765)	952,956	(40,094,511)	(2,662,799)
Transfers (to) and from fixed dollar contract	1,837,684	2,006,707	13,227	203,502	201,080	635,939	5,652,217	8,410,260
Withdrawals and surrenders	(8,405,926)	(11,197,065)	(423,618)	(398,167)	(424,025)	(872,265)	(2,722,879)	(2,808,466)
Surrender charges (note 2)	(40,852)	(53,864)	(7,289)	(4,694)	(6,889)	(11,605)	(75,084)	(83,188)
Annual contract charges (note 2)	(3,694,935)	(3,934,457)	(151,996)	(184,201)	(214,962)	(207,400)	(1,903,140)	(1,693,676)
Annuity and death benefit payments	(6,846,283)	(6,581,638)	(400,469)	(285,086)	(368,668)	(309,511)	(2,584,296)	(2,206,387)

Net equity transactions	(109,351,143)	(5,815,261)	(3,357,587)	(1,289,440)	(245,420)	1,672,732	(28,890,541)	27,246,793

Net change in contract owners’ equity	(85,355,180)	(24,048,581)	(1,960,252)	(1,589,731)	(126,838)	1,938,868	(24,490,226)	15,027,897
Contract owners’ equity:
Beginning of period	310,159,455	334,208,036	15,898,729	17,488,460	19,093,143	17,154,275	167,045,958	152,018,061

End of period	$224,804,275	$310,159,455	$13,938,477	$15,898,729	$18,966,305	$19,093,143	$142,555,732	$167,045,958

Change in units:
Beginning units	24,338,160	24,752,343	1,013,790	1,109,905	1,180,719	1,081,223	15,304,897	12,941,890

Units purchased	1,636,923	3,570,134	303,112	565,917	300,564	467,104	2,535,204	4,043,070
Units redeemed	(9,957,396)	(3,984,317)	(505,907)	(662,032)	(332,354)	(367,608)	(5,153,226)	(1,680,063)

Ending units	16,017,687	24,338,160	810,995	1,013,790	1,148,929	1,180,719	12,686,875	15,304,897

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Franklin Templeton Variable Insurance Products Trust - Class 4
	Franklin Income VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Templeton Foreign VIP Subaccount		Franklin Founding Funds Allocation VIP Subaccount
	2016	2015	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,139,787	$4,349,124	$(303,363)	$(311,918)	$2,302,858	$7,891,132	$934,279	$707,932
Reinvested capital gains	0	0	3,637,058	15,135,140	7,254,750	14,243,758	1,253,757	72,927
Realized gain (loss)	(612,669)	787,181	(3,176,786)	(760,199)	(3,702,025)	4,503,729	(349,034)	184,343
Unrealized gain (loss)	10,518,490	(16,379,997)	(1,243,764)	(13,371,140)	18,653,806	(59,738,278)	2,486,727	(4,173,373)

Net increase (decrease) in contract owners’ equity from operations	14,045,608	(11,243,692)	(1,086,855)	691,883	24,509,389	(33,099,659)	4,325,729	(3,208,171)

Equity transactions:
Contract purchase payments (note 1)	3,788,030	7,214,837	720,857	873,033	7,680,628	14,135,630	991,410	2,145,581
Extra credit fund deposit (note 1)	6,120	12,278	961	3,080	7,913	25,549	750	2,978
Transfers (to) and from other subaccounts	(6,686,893)	(15,075,250)	(3,781,034)	3,475,826	5,655,250	19,192,887	(444,961)	(2,152,263)
Transfers (to) and from fixed dollar contract	766,646	1,017,733	134,338	138,297	2,663,378	2,787,697	340,278	679,715
Withdrawals and surrenders	(3,358,758)	(6,638,330)	(838,490)	(1,048,074)	(11,241,295)	(14,048,880)	(1,171,090)	(2,264,834)
Surrender charges (note 2)	(18,507)	(52,751)	(7,000)	(3,094)	(58,386)	(69,062)	(8,549)	(10,989)
Annual contract charges (note 2)	(1,236,436)	(1,354,284)	(265,061)	(264,397)	(5,383,339)	(5,263,327)	(442,397)	(488,280)
Annuity and death benefit payments	(3,097,401)	(3,346,350)	(779,385)	(614,776)	(9,820,505)	(8,307,883)	(1,368,778)	(1,265,942)

Net equity transactions	(9,837,199)	(18,222,117)	(4,814,814)	2,559,895	(10,496,356)	8,452,611	(2,103,337)	(3,354,034)

Net change in contract owners’ equity	4,208,409	(29,465,809)	(5,901,669)	3,251,778	14,013,033	(24,647,048)	2,222,392	(6,562,205)
Contract owners’ equity:
Beginning of period	118,480,623	147,946,432	27,008,143	23,756,365	421,590,970	446,238,018	39,641,651	46,203,856

End of period	$122,689,032	$118,480,623	$21,106,474	$27,008,143	$435,604,003	$421,590,970	$41,864,043	$39,641,651

Change in units:
Beginning units	9,608,212	11,018,841	1,804,086	1,631,592	45,425,008	44,353,149	3,321,166	3,609,116

Units purchased	779,704	1,303,187	181,301	547,705	4,947,387	6,748,223	290,860	548,992
Units redeemed	(1,547,154)	(2,713,816)	(520,190)	(375,211)	(6,021,907)	(5,676,364)	(481,082)	(836,942)

Ending units	8,840,762	9,608,212	1,465,197	1,804,086	44,350,488	45,425,008	3,130,944	3,321,166

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Ivy Variable Insurance Portfolios
	VIP Asset Strategy Subaccount		VIP Global Natural Resources Subaccount		VIP Science and Technology Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,767,014)	$(3,612,417)	$(268,579)	$(632,138)	$(1,057,394)	$(1,259,300)
Reinvested capital gains	0	69,328,389	0	0	3,432,911	5,674,923
Realized gain (loss)	(24,106,258)	(10,804,733)	(3,501,368)	(3,075,222)	(2,066,622)	2,820,944
Unrealized gain (loss)	14,533,567	(90,277,055)	13,322,912	(9,098,737)	(1,053,354)	(11,524,760)

Net increase (decrease) in contract owners’ equity from operations	(11,339,705)	(35,365,816)	9,552,965	(12,806,097)	(744,459)	(4,288,193)

Equity transactions:
Contract purchase payments (note 1)	3,880,589	11,766,494	1,123,243	1,741,656	2,092,250	4,929,813
Extra credit fund deposit (note 1)	14,367	10,003	3,560	3,301	8,941	21,147
Transfers (to) and from other subaccounts	(70,248,114)	(87,995,913)	2,268,645	1,708,134	(8,730,895)	1,770,390
Transfers (to) and from fixed dollar contract	(40,759)	238,379	240,989	(161,762)	(520,872)	57,506
Withdrawals and surrenders	(7,846,222)	(12,570,195)	(1,413,674)	(1,769,849)	(3,377,601)	(3,379,695)
Surrender charges (note 2)	(19,873)	(62,320)	(3,008)	(10,337)	(10,995)	(16,526)
Annual contract charges (note 2)	(3,336,715)	(4,656,901)	(646,751)	(666,443)	(1,016,806)	(1,105,601)
Annuity and death benefit payments	(7,287,979)	(9,039,663)	(1,251,025)	(1,223,048)	(2,239,277)	(2,610,078)

Net equity transactions	(84,884,706)	(102,310,116)	321,979	(378,348)	(13,795,255)	(333,044)

Net change in contract owners’ equity	(96,224,411)	(137,675,932)	9,874,944	(13,184,445)	(14,539,714)	(4,621,237)
Contract owners’ equity:
Beginning of period	307,076,452	444,752,384	41,970,257	55,154,702	95,938,917	100,560,154

End of period	$210,852,041	$307,076,452	$51,845,201	$41,970,257	$81,399,203	$95,938,917

Change in units:
Beginning units	22,664,990	29,714,268	6,380,620	6,439,295	4,188,440	4,209,324

Units purchased	1,394,249	2,191,267	1,859,949	1,907,270	558,536	1,159,722
Units redeemed	(7,896,456)	(9,240,545)	(1,798,889)	(1,965,945)	(1,205,903)	(1,180,606)

Ending units	16,162,783	22,664,990	6,441,680	6,380,620	3,541,073	4,188,440

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Northern Lights Variable Trust - Class 2
	TOPS® Managed Risk Balanced ETF Subaccount		TOPS® Managed Risk Moderate Growth ETF Subaccount		TOPS® Managed Risk Growth ETF Subaccount
	2016	2015	2016	2015	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(160,234)	$(433,889)	$1,186,064	$85,076	$1,797,354	$460,860
Reinvested capital gains	0	12,562,987	0	19,003,694	0	3,389,690
Realized gain (loss)	577,929	2,886,372	(820,442)	7,084,363	1,471,521	14,814,643
Unrealized gain (loss)	21,809,306	(46,299,435)	35,484,116	(93,994,209)	22,593,390	(100,824,882)

Net increase (decrease) in contract owners’ equity from operations	22,227,001	(31,283,965)	35,849,738	(67,821,076)	25,862,265	(82,159,689)

Equity transactions:
Contract purchase payments (note 1)	3,962,907	28,330,160	6,108,566	47,338,828	6,206,898	27,363,700
Extra credit fund deposit (note 1)	13,780	37,494	11,292	52,530	39,729	23,344
Transfers (to) and from other subaccounts	(16,615,812)	(49,535,281)	(53,100,862)	(76,392,469)	(48,652,879)	(108,548,465)
Transfers (to) and from fixed dollar contract	1,325,021	10,385,771	2,159,511	21,218,471	601,707	9,085,309
Withdrawals and surrenders	(14,008,568)	(8,793,581)	(15,564,812)	(13,616,558)	(19,969,135)	(10,370,870)
Surrender charges (note 2)	(244,282)	(267,696)	(300,585)	(471,369)	(263,646)	(315,106)
Annual contract charges (note 2)	(6,077,651)	(6,132,922)	(10,072,682)	(10,201,336)	(9,092,445)	(9,689,939)
Annuity and death benefit payments	(9,694,046)	(7,928,777)	(14,639,759)	(12,301,980)	(8,528,021)	(10,168,402)

Net equity transactions	(41,338,651)	(33,904,832)	(85,399,331)	(44,373,883)	(79,657,792)	(102,620,429)

Net change in contract owners’ equity	(19,111,650)	(65,188,797)	(49,549,593)	(112,194,959)	(53,795,527)	(184,780,118)
Contract owners’ equity:
Beginning of period	477,261,920	542,450,717	780,337,703	892,532,662	671,599,440	856,379,558

End of period	$458,150,270	$477,261,920	$730,788,110	$780,337,703	$617,803,913	$671,599,440

Change in units:
Beginning units	44,693,798	47,867,095	72,139,874	76,243,737	64,084,941	73,248,450

Units purchased	5,014,268	5,446,700	3,777,562	8,504,867	3,722,872	6,410,352
Units redeemed	(8,812,561)	(8,619,997)	(11,545,431)	(12,608,730)	(11,240,062)	(15,573,861)

Ending units	40,895,505	44,693,798	64,372,005	72,139,874	56,567,751	64,084,941

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Northern Lights Variable Trust - Class 3
	TOPS® Managed Risk Balanced ETF Subaccount		TOPS® Managed Risk Growth ETF Subaccount		TOPS® Managed Risk Growth ETF Subaccount
	2016	2015 (b)	2016	2015 (b)	2016	2015 (b)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$54,087	$70,512	$190,747	$132,120	$95,272	$90,148
Reinvested capital gains	0	309,269	0	508,792	0	57,535
Realized gain (loss)	25,598	(275,208)	(102,859)	(388,175)	(87,730)	(237,337)
Unrealized gain (loss)	1,331,457	(865,654)	2,727,875	(2,147,224)	1,080,522	(1,054,450)

Net increase (decrease) in contract owners’ equity from operations	1,411,142	(761,081)	2,815,763	(1,894,487)	1,088,064	(1,144,104)

Equity transactions:
Contract purchase payments (note 1)	15,787,482	20,050,227	25,306,145	33,919,846	9,872,150	18,290,078
Extra credit fund deposit (note 1)	32,626	19,165	22,449	20,525	8,485	10,186
Transfers (to) and from other subaccounts	(2,574,649)	(2,599,120)	(1,811,691)	(2,875,062)	(861,620)	(1,908,682)
Transfers (to) and from fixed dollar contract	7,331,297	2,381,857	10,743,479	4,971,588	4,443,873	2,049,889
Withdrawals and surrenders	(286,750)	(66,682)	(603,949)	(75,549)	(297,930)	(18,069)
Surrender charges (note 2)	(11,867)	(2,378)	(33,277)	(2,612)	(15,361)	(338)
Annual contract charges (note 2)	(214,558)	(229)	(420,525)	(233)	(188,760)	(4)
Annuity and death benefit payments	(442,158)	(43,684)	(357,317)	(47,665)	(150,249)	(24,133)

Net equity transactions	19,621,423	19,739,156	32,845,314	35,910,838	12,810,588	18,398,927

Net change in contract owners’ equity	21,032,565	18,978,075	35,661,077	34,016,351	13,898,652	17,254,823
Contract owners’ equity:
Beginning of period	18,978,075	0	34,016,351	0	17,254,823	0

End of period	$40,010,640	$18,978,075	$69,677,428	$34,016,351	$31,153,475	$17,254,823

Change in units:
Beginning units	2,064,671	0	3,796,542	0	1,972,175	0

Units purchased	2,767,632	2,377,200	4,394,798	4,164,504	1,736,829	2,220,364
Units redeemed	(672,126)	(312,529)	(766,738)	(367,962)	(288,962)	(248,189)

Ending units	4,160,177	2,064,671	7,424,602	3,796,542	3,420,042	1,972,175

(b)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	MFS® Variable Insurance Trust II - Service Class		Franklin Templeton Variable Insurance Products Trust - Class 5
	Massachusetts Investors Growth Stock Subaccount (note 4)		Franklin VolSmart Allocation VIP Subaccount
	2016	2015 (c)	2016	2015 (b)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(164,536)	$(94,379)	$(790,350)	$43,443
Reinvested capital gains	2,134,163	1,032,600	116,569	797,510
Realized gain (loss)	(360,642)	(45,400)	85,265	5,368
Unrealized gain (loss)	(876,809)	(1,314,242)	2,752,280	(1,335,122)

Net increase (decrease) in contract owners’ equity from operations	732,176	(421,421)	2,163,764	(488,801)

Equity transactions:
Contract purchase payments (note 1)	1,151,246	947,674	31,522,138	13,536,584
Extra credit fund deposit (note 1)	240	4,182	13,918	3,366
Transfers (to) and from other subaccounts	717,370	18,217,599	28,413,493	40,051,387
Transfers (to) and from fixed dollar contract	310,603	(214,488)	9,694,806	2,094,660
Withdrawals and surrenders	(984,059)	(531,453)	(2,014,574)	(117,213)
Surrender charges (note 2)	(11,723)	(8,117)	(62,358)	(3,393)
Annual contract charges (note 2)	(175,991)	(123,877)	(832,641)	(125,772)
Annuity and death benefit payments	(493,341)	(263,719)	(1,111,921)	(172,159)

Net equity transactions	514,345	18,027,801	65,622,861	55,267,460

Net change in contract owners’ equity	1,246,521	17,606,380	67,786,625	54,778,659
Contract owners’ equity:
Beginning of period	17,606,380	0	54,778,659	0

End of period	$18,852,901	$17,606,380	$122,565,284	$54,778,659

Change in units:
Beginning units	1,805,444	0	5,888,660	0

Units purchased	439,070	2,101,761	8,204,834	6,001,287
Units redeemed	(394,070)	(296,317)	(1,323,931)	(112,627)

Ending units	1,850,444	1,805,444	12,769,563	5,888,660

(b)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.
(c)	Period from March 27, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2016 and 2015

	Legg Mason Partners Variable Income Trust - Class II
	Western Asset Core Plus VIT Subaccount		Total Subaccounts
	2016	2015 (b)	2016	2015
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$5,519,127	$2,754,498	$(30,973,694)	$61,199,457
Reinvested capital gains	0	0	247,155,978	614,144,205
Realized gain (loss)	7,422,795	(41,065)	47,531,997	278,860,801
Unrealized gain (loss)	(9,642,934)	(5,617,107)	665,185,898	(1,807,191,055)

Net increase (decrease) in contract owners’ equity from operations	3,298,988	(2,903,674)	928,900,179	(852,986,592)

Equity transactions:
Contract purchase payments (note 1)	6,069,274	1,475,112	$892,120,700	1,546,255,098
Extra credit fund deposit (note 1)	6,700	605	868,165	1,658,971
Transfers (to) and from other subaccounts	195,871,680	332,970,923	0	0
Transfers (to) and from fixed dollar contract	2,307,277	491,106	285,943,503	331,628,070
Withdrawals and surrenders	(12,829,451)	(3,166,840)	(546,624,264)	(574,565,210)
Surrender charges (note 2)	(33,222)	(12,417)	(4,518,742)	(4,694,691)
Annual contract charges (note 2)	(4,844,495)	(977,459)	(231,185,983)	(213,508,514)
Annuity and death benefit payments	(12,654,032)	(2,766,274)	(489,901,296)	(426,346,944)

Net equity transactions	173,893,731	328,014,756	(93,297,917)	660,426,780

Net change in contract owners’ equity	177,192,719	325,111,082	835,602,262	(192,559,812)
Contract owners’ equity:
Beginning of period	325,111,082	0	18,976,189,350	19,168,749,162

End of period	$502,303,801	$325,111,082	$19,811,791,612	$18,976,189,350

Change in units:
Beginning units	33,406,178	0	1,367,993,286	1,277,894,163

Units purchased	35,255,002	34,533,527	363,746,058	372,522,894
Units redeemed	(18,474,280)	(1,127,349)	(362,306,873)	(282,423,771)

Ending units	50,186,900	33,406,178	1,369,432,471	1,367,993,286

(b)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Notes to Financial Statements	December 31, 2016

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

Ohio National Variable Account A (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLIC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ONLIC may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: Equity, Bond, Omni, International, Capital Appreciation, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500® Index, Strategic Value, High Income Bond, ClearBridge Small Cap, Nasdaq-100® Index, Bristol, Bryton Growth, Balanced, S&P MidCap 400® Index, Bristol Growth, and Risk Managed Balanced

Fidelity® Variable Insurance Products Fund - Initial Class: VIP Growth, VIP Equity-Income, and VIP High Income

Janus Aspen Series - Institutional Shares: Janus, Overseas, Global Research, and Balanced

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Dividend Strategy, ClearBridge Variable Large Cap Value, and QS Legg Mason Dynamic Multi-Strategy VIT

Wells Fargo Variable Trust: Opportunity and Discovery

The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF): Core Plus Fixed Income and U.S. Real Estate

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, U.S. Equity Insights, and Strategic Growth

Lazard Retirement Series Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, International Equity, and Global Dynamic Multi Asset

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus and Jennison

Fidelity® Variable Insurance Products Fund - Service Class: VIP Government Money Market

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, VIP Real Estate, and VIP Target Volatility

Janus Aspen Series - Service Shares: Janus, Global Research, Balanced, Overseas, INTECH U.S. Low Volatility, and Flexible Bond

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

AB Variable Product Series Fund, Inc. - Class B: VPS Growth & Income, VPS Small Cap Growth, VPS Dynamic Asset Allocation, and VPS Global Risk Allocation-Moderate

MFS® Variable Insurance Trust - Service Class: New Discovery, Mid Cap Growth, and Total Return

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond, Commodity Real Return® Strategy, Global Diversified Allocation, Short-Term, and Low Duration

Calvert Variable Products, Inc.: VP S&P 500 Index

Dreyfus Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF): Core Plus Fixed Income, U.S. Real Estate, and Growth

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Comstock Series I, Invesco V.I. International Growth Series II, and Invesco V.I. Balanced-Risk Allocation Series II

Franklin Templeton Variable Insurance Products Trust - Class 2: Franklin Income VIP, Franklin Flex Cap Growth VIP, and Templeton Foreign VIP

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Federated Insurance Series: Kaufmann Fund II Service Shares, Managed Volatility Fund II, Managed Tail Risk Fund II Service Shares and Managed Tail Risk Fund II Primary Shares

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, U.S. Equity Insights, Strategic Growth, and Global Trends Allocation

Franklin Templeton Variable Insurance Products Trust - Class 4: Franklin Income VIP, Franklin Flex Cap Growth VIP, Templeton Foreign VIP, and Franklin Founding Funds Allocation VIP

Ivy Variable Insurance Portfolios: VIP Asset Strategy, VIP Global Natural Resources, and VIP Science and Technology

Northern Lights Variable Trust - Class 2: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

Northern Lights Variable Trust - Class 3: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

MFS® Variable Insurance Trust II - Service Class: Massachusetts Investors Growth Stock

Franklin Templeton Variable Insurance Products Trust - Class 5: Franklin VolSmart Allocation VIP

Legg Mason Partners Variable Income Trust - Class II: Western Asset Core Plus VIT

The underlying mutual funds (“the funds”) in which the subaccounts invest are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts and variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests. For these services, ONI recorded advisory fees of approximately $31.50 million and $31.0 million from Ohio National Fund, Inc. for the periods ended December 31, 2016 and 2015, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of ONLIC and are paid from its general account.

For certain products, ONLIC credits an extra amount to the contract owner’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

C.	Annuity Reserves for Contracts in Payment Period

Annuity reserves for contracts in payment period represents the net assets allocated to these future contract benefits. The allocation is based on the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized and reflects the discounted amount of the expected annuity payments. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Changes to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses. (See Note 2).

D.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2016.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded and reinvested in the subaccounts on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Subsequent Events

Many annuity contracts in the Account have had their subaccounts allocated by one of five Asset Allocation Models (the “Models”) made available by ONLIC. The Models were designed to provide diversification among various investment classes and fund managers according to five pre-determined levels of risk tolerance. ONI has served as the investment adviser for these Models through a Registered Investment Agreement (“RIA”) executed by and between ONI and individual contract owners. The RIAs have allowed ONI to periodically update the fund selections and allocations of each fund within each Model.

On March 1, 2017, five Ohio National Fund Portfolios (the “Fund-of-Funds Model Portfolios”) commenced operation for the purpose of replacing the periodically-managed diversification functionality of the Models. On various dates in March, ONI, as adviser to the Models, directed the transfers in many affected contracts from the subaccounts that were allocated by each of the Models to each of the corresponding Fund-of-Funds Model Portfolios. This transfer process was completed on March 17, 2017.

The Account has evaluated for possible subsequent events through April 5, 2017, which is the date these financial statements were issued, and there are no other additional subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk of the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in contracts in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees related to optional riders are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrate product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	Annual Payment Combination	Variable Interest Annuity “VIA”	Flexible Payment Combination	Top I
Mortality and Expense Risk Fees (May increase annually to a pre-determined maximum, based on product)	0.75%	1.05%	0.85%	0.85% to 1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.00%	1.30%	1.10%	1.10% to 1.30%

The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	No charge	No charge	$25	$30
Transfer Fee – per transfer.
(currently, no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15	$3 to $15
Purchase Payment Charges	3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit premium	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	No charge	No charge	6% of surrender value in the first year to 0% in the seventh year	5% of purchase payments made in the eight years prior to surrender

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:

	Top Tradition	Top Plus	Investar Vision & Top Spectrum	Top Explorer
Mortality and Expense Risk Fees (May increase annually to a pre-determined maximum, based on product)	0.85%	0.65%	1.15%	1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.10%	0.90%	1.40%	1.30%

The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	No charge	$35	$35

Transfer Fee – per transfer. (currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15	$3 to $15

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7.75% of purchase payments made in the eight years prior to surrender	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the eighth year	7% of surrender value in the first year to 0% in the eighth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
The following basic charges are assessed through reduction of daily unit values:
	ONcore Flex	ONcore Value	ONcore Premier	ONcore Xtra
Mortality and Expense Risk Fees	1.15%	0.75%	1.15%	1.15%
Administrative Expenses	0.35%	0.15%	0.25%	0.25%

Total expenses	1.50%	0.90%	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	No charge	6% of surrender value in the first year to 0% in the seventh year	6% of surrender value in the first year to 0% in the seventh year	9% of surrender value in the first year to 0% in the ninth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Combo Death Benefit	NA	0.65% to 1.50%	0.65% to 1.50%	0.65% to 1.50%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	0.60%	0.60%
ARDBR II at issue ages through 74 (1)	NA	0.95% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78 (1)	NA	1.10% to 1.15%	NA	NA
ARDBR 2009 (1)	1.00% to 1.40%	1.00% to 1.40%	1.00% to 1.40%	1.00% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%	0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB (1)	0.45%	0.45%	0.45%	0.45%
GMIB Plus (1)	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset (1)	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset (1)	0.70%	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions (1)	NA	1.25% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions (1)	NA	0.95% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions (1)	NA	1.35% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions (1)	NA	1.05% to 1.50%	NA	NA
GMIB Plus with Annual Reset 2009 (1)	1.15% to 1.50%	1.15% to 1.50%	1.15% to 1.50%	1.15% to 1.50

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	NA	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	NA	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	NA	0.95% to 2.00%	0.95% to 2.00%	NA
Joint GLWB Preferred I.S.	NA	1.25% to 2.50%	1.25% to 2.50%	NA

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%
GPP 2012	0.45% to 0.90%	0.45% to 1.30%	0.45% to 1.30%	0.45% to 1.30%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite	ONcore Ultra	ONcore Wrap
Mortality and Expense Risk Fees	1.15%	0.90% to 1.15%	0.50%
Administrative Expenses	0.25%	0.25%	0.15%

Total expenses	1.40%	1.15% to 1.40%	0.65%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the fourth year	7% of surrender value in the first year to 0% in the fourth year	No charge

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Combo Death Benefit	NA	NA	0.65% to 1.50%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	0.60%
ARDBR II at issue ages through 74 (1)	0 95% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78 (1)	1.10% to 1.15%	NA	NA
ARDBR 2009 (1)	1.00% to 1.40%	1.00% to 1.40%	1.00% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset (1)	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset (1)	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions (1)	1.25% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions (1)	0.95% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions (1)	1.35% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions (1)	1.05% to 1.50%	NA	NA
GMIB Plus with Annual Reset 2009 (1)	1.15% to 1.50%	1.15% to 1.50%	1.15% to 1.50%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	NA	NA	0.95% to 2.00%
Joint GLWB 2011 (1)	NA	NA	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	NA	NA	0.95% to 2.00%
Joint GLWB Preferred I.S	NA	NA	1.25% to 2.50%

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.20% to 0.55%	0.25% to 0.55%	0.55%
GPP 2012	0.45% to 0.90%	0.45% to 0.90%	0.45% to 1.30%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite II	ONcore Ultra II	ONcore Flex II
Mortality and Expense Risk Fees	1.15%	0.90% to 1.25%	1.35%
Administrative Expenses	0.35%	0.25%	0.35%

Total expenses	1.50%	1.15% to 1.50%	1.70%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the fifth year	No charge

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Combo Death Benefit	NA	0.65% to 1.50%	NA
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	NA
GMDBR85 Plus (1)	0.45%	0.45%	NA
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	NA
Annual Reset Death Benefit Rider:
ARDBR 2009 (1)	1.00% to 1.40%	1.00% to 1.40%	NA
ARDBR 2008 at issue ages through 74 (1)	0.95% to 1.00%	0.95% to 1.00%	NA
ARDBR 2008 at issue ages 75 through 78 (1)	1.10% to 1.15%	1.10% to 1.15%	NA
ARDBR (1)	0.60%	0.60%	NA
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (‘‘GEB’’)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Minimum Income Benefit (‘‘GMIB’’)
This annual charge is the following percentage of guaranteed income base:
GMIB Plus with Annual Reset 2009 (1)	1.15% to 1.50%	1.15% to 1.50%	NA
GMIB Plus with Annual Reset 2008 without investment restrictions (1)	1.35% to 1.65%	1.35% to 1.65%	NA
GMIB Plus with Annual Reset 2008 with investment restrictions (1)	1.05% to 1.50%	1.05% to 1.50%	NA
GMIB Plus with Annual Reset (1)	0.70%	0.70%	NA

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Preferred I.S	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.55%	0.55%	0.55%
GPP 2012	0.45% to 0.90%	0.45% to 1.30%	0.45% to 0.90%
(1) No longer available for purchase. The following basic charges are assessed through reduction of daily unit values:

	ONcore Premier II	ONcore Xtra II	ONcore Lite III
Mortality and Expense Risk Fees	1.05%	1.45%	1.35% to 1.45%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.30%	1.70%	1.60% to 1.70%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30
Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the eighth year	9% of surrender value in the first year to 0% in the tenth year	8% of surrender value in the first year to 0% in the fifth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Combo Death Benefit	0.65% to 1.50%	0.65% to 1.50%	0.65% to 1.50%
Guaranteed Minimum Death Benefit Rider:
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	0.95% to 2.00%	NA	0.95% to 2.00%
Joint GLWB Preferred I.S	1.25% to 2.50%	NA	1.25% to 2.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.55%	0.55%	0.55%
GPP 2012	0.45% to 1.30%	0.45% to 1.30%	0.45% to 1.30%
(1) No longer available for purchase. The following basic charges are assessed through reduction of daily unit values:

		ONcore Premier WF7	ONcore Premier WF 4
Mortality and Expense Risk Fees		1.05%	1.05% to 1.55%
Administrative Expenses		0.25%	0.25%

Total expenses		1.30%	1.30% to 1.80%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.		$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)		$10	$10

Sales Charge made from purchase payments		No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

		8% of surrender value in the first year to 0% in the eighth year	8% of surrender value in the first year to 0% in the fifth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.		0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%
Combo Death Benefit	0.65% to 1.50%	0.65% to 1.50%
Guaranteed Minimum Death Benefit Rider
5% GMDBR80 Plus (1)	0.45%	0.45%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB 2011 (1)	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Preferred I.S	1.25% to 2.50%	1.25% to 2.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.55%	0.55%
GPP 2012	0.45% to 1.30%	0.45% to 1.30%
(1) No longer available for purchase. The following basic charges are assessed through reduction of daily unit values:
	ONcore Select 7	ONcore Select 4
Mortality and Expense Risk Fees	1.15%	1.15% to 1.55%
Administrative Expenses	0.25%	0.25%

Total expenses	1.40%	1.40% to 1.80%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10

Sales Charge made from purchase payments	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	8% of surrender value in the first year to 0% in the eighth year	8% of surrender value in the first year to 0% in the fifth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%
Combo Death Benefit	0.65 % to 1.50%	0.65 % to 1.50%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:	0.15% / 0.30%	0.15% / 0.30%
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB Plus	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB Plus	1.35% to 2.70%	1.35% to 2.70%
GLWB Preferred I.S.	1.20% to 2.00%	1.20% to 2.00%
Joint GLWB Preferred I.S	1.40% to 2.50%	1.40% to 2.50%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP 2012	0.65% to 1.30%	0.65% to 1.30%

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of ONLIC which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective February 26, 2016, the Money Market Portfolio of Ohio National Fund, Inc. was liquidated and replaced with the Fidelity VIP Government Money Market Portfolio (Service Class) of the Fidelity Variable Insurance Products Fund.

Effective March 27, 2015, the MFS Investors Growth Stock Series – Service Class of MFS Variable Insurance Trust was merged into the MFS Massachusetts Investors Growth Stock Portfolio – Service Class of MFS Variable Insurance Trust II.

Effective December 5, 2014, the ClearBridge Variable All Cap Value Portfolio—Class I of Legg Mason Partners Variable Equity Trust was merged into the ClearBridge Variable Large Cap Value Portfolio—Class I of Legg Mason Partners Variable Equity Trust.

Effective April 30, 2014, the Calvert VP SRI Equity Portfolio of Calvert Variable Series, Inc. was merged into the Calvert VP S&P 500 Index Portfolio of Calvert Variable Products, Inc.

Effective December 20, 2013, the Millennium Portfolio of Ohio National Fund, Inc. was merged into the Small Cap Growth Portfolio of Ohio National Fund, Inc. The Income Opportunity Portfolio and the U.S. Equity Portfolio of Ohio National Fund, Inc. merged into the Balanced Portfolio of Ohio National Fund, Inc. The Target Equity/Income Portfolio of Ohio National Fund, Inc. merged into the Target VIP Portfolio of Ohio National Fund, Inc.

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:

Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 2:

Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3:

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$19,811,791,612	$0	$0	$19,811,791,612

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2016.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2016 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$61,647,444	$72,546,313
Money Market Subaccount	22,996,039	210,355,831
Bond Subaccount	35,745,104	43,352,253
Omni Subaccount	17,386,492	10,148,818
International Subaccount	13,484,962	21,086,813
Capital Appreciation Subaccount	18,257,613	279,940,017
International Small-Mid Company Subaccount	10,376,832	13,171,434
Aggressive Growth Subaccount	11,596,153	12,943,797
Small Cap Growth Subaccount	21,752,582	35,306,214
Mid Cap Opportunity Subaccount	5,369,095	12,290,650
S&P 500® Index Subaccount	433,452,612	68,359,988
Strategic Value Subaccount	219,632,519	86,851,795
High Income Bond Subaccount	131,102,738	40,028,594
ClearBridge Small Cap Subaccount	166,667,783	25,273,888
Nasdaq-100® Index Subaccount	47,368,041	41,588,710
Bristol Subaccount	13,586,656	44,657,120
Bryton Growth Subaccount	21,270,704	91,828,528
Balanced Subaccount	157,181,196	117,467,893
S&P MidCap 400® Index Subaccount	1,919,341	6,974,143
Bristol Growth Subaccount	11,413,122	17,823,268
Risk Managed Balanced Subaccount	137,407,638	30,180,511
Fidelity® Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount	88,345	114,316
VIP Equity-Income Subaccount	71,401	49,878
VIP High Income Subaccount	2,565	9,629
Janus Aspen Series - Institutional Shares:
Janus Subaccount	274,042	576,300
Overseas Subaccount	142,327	328,089
Global Research Subaccount	40,304	346,447
Balanced Subaccount	469,609	983,824
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Dividend Strategy Subaccount	25,300,773	7,724,820
ClearBridge Variable Large Cap Value Subaccount	17,379,379	17,445,996
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	362,443,097	615,625,246
Wells Fargo Variable Trust:
Opportunity Subaccount	376,975	304,663
Small Cap Value Subaccount	398	280,741
Discovery Subaccount	237,217	459,722
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	127,340	512,867
U.S. Real Estate Subaccount	79,881	425,544
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	12,695,044	55,235,851
U.S. Equity Insights Subaccount	3,861,190	4,950,835
Strategic Growth Subaccount	1,737,124	2,481,995
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	39,007,611	89,259,864
U.S. Small-Mid Cap Equity Subaccount	7,434,855	6,874,247
U.S. Strategic Equity Subaccount	517,096	2,095,820
International Equity Subaccount	81,921,173	72,536,832
Global Dynamic Multi Asset Subaccount	101,993,724	35,360,448
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	8,585,467	24,559,079
Jennison Subaccount	7,167,369	11,092,274
Fidelity® Variable Insurance Products Fund - Service Class:
VIP Government Money Market Subaccount	259,334,052	101,330,732
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	65,854,754	83,105,451
VIP Contrafund® Subaccount	79,237,757	99,494,893
VIP Growth Subaccount	25,731,347	24,431,994
VIP Equity-Income Subaccount	50,336,652	30,049,655
VIP Real Estate Subaccount	27,725,570	35,965,014
VIP Target Volatility Subaccount	61,690,821	55,470,390

	Purchases	Sales
Janus Aspen Series - Service Shares:
Janus Subaccount	$3,732,295	$7,374,488
Global Research Subaccount	4,210,067	8,532,196
Balanced Subaccount	31,926,489	44,020,670
Overseas Subaccount	33,524,152	44,087,890
INTECH U.S. Low Volatility Subaccount	353,552,842	144,694,023
Flexible Bond Subaccount	25,481,087	10,480,282
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	31,317,608	10,820,339
Mid Cap Value Subaccount	57,869,268	42,439,499
AB Variable Product Series Fund, Inc. - Class B:
VPS Growth & Income Subaccount	1,066,625	36,127
VPS Small Cap Growth Subaccount	948,093	16,124
VPS Dynamic Asset Allocation Subaccount	67,553,904	45,884,712
VPS Global Risk Allocation-Moderate Subaccount	33,258,779	9,524,256
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	3,184,185	4,191,542
Mid Cap Growth Subaccount	16,140,235	8,701,912
Total Return Subaccount	19,049,429	10,415,542
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	80,614,372	111,593,855
Total Return Subaccount	300,091,400	417,825,664
Global Bond Subaccount	12,063,327	17,394,192
CommodityRealReturn® Strategy Subaccount	7,561,944	9,145,000
Global Diversified Allocation Subaccount	179,367,916	78,785,590
Short-Term Subaccount	34,869,564	26,828,188
Low Duration Subaccount	47,455,612	18,629,518
Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount	3,091	3,822
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	6,144,723	5,053,441
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	56,702,780	132,747,219
Micro-Cap Subaccount	4,560,459	27,527,150
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	28,572,175	32,075,276
U.S. Real Estate Subaccount	11,845,926	25,923,290
Growth Subaccount	19,561,841	16,031,011
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Comstock I Subaccount	2,970	12,394
Invesco V.I. International Growth Series II Subaccount	14,322,026	12,044,611
Invesco V.I. Balanced-Risk Allocation Series II Subaccount	121,727,884	82,263,164
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income VIP Subaccount	8,383,172	18,199,176
Franklin Flex Cap Growth VIP Subaccount	2,911,916	4,171,921
Templeton Foreign VIP Subaccount	18,426,113	25,786,452
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	7,957,032	11,016,018
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount	12,792,962	18,472,677
Managed Volatility Fund II Subaccount	76,625,943	140,148,427
Managed Tail Risk Fund II Service Shares Subaccount	10,820,089	12,556,073
Managed Tail Risk Fund II Primary Shares Subaccount	11,705,192	1,584,207
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	26,891,844	133,554,574
U.S. Equity Insights Subaccount	5,411,110	8,319,338
Strategic Growth Subaccount	5,077,486	5,495,322
Global Trends Allocation Subaccount	27,901,742	58,556,134
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income VIP Subaccount	15,672,424	21,369,836
Franklin Flex Cap Growth VIP Subaccount	6,172,427	7,653,546
Templeton Foreign VIP Subaccount	60,009,081	60,947,829
Franklin Founding Funds Allocation VIP Subaccount	6,399,219	6,314,520

	Purchases	Sales
Ivy Variable Insurance Portfolios
VIP Asset Strategy Subaccount	$19,669,361	$106,321,081
VIP Global Natural Resources Subaccount	13,372,963	13,319,563
VIP Science and Technology Subaccount	15,243,326	26,663,064
Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount	60,844,487	102,343,372
TOPS® Managed Risk Moderate Growth ETF Subaccount	52,467,746	136,681,013
TOPS® Managed Risk Growth ETF Subaccount	49,458,152	127,318,590
Northern Lights Variable Trust - Class 3:
TOPS® Managed Risk Balanced ETF Subaccount	26,488,687	6,813,177
TOPS® Managed Risk Moderate Growth ETF Subaccount	40,840,619	7,804,558
TOPS® Managed Risk Growth ETF Subaccount	15,793,374	2,887,514
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount	6,655,297	4,171,325
Franklin Templeton Variable Insurance Products Trust - Class 5:
Franklin VolSmart Allocation VIP Subaccount	78,633,657	13,684,577
Legg Mason Partners Variable Income Trust - Class II:
Western Asset Core Plus VIT Subaccount	373,884,621	194,471,763

Totals	$5,466,273,035	$5,343,388,668

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners’ equity for contracts in the accumulation period only, and excludes the portion of contract owners’ equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owner’s Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit, and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Ohio National Fund, Inc.:
Equity Subaccount
2016	37,369,931	$11.93 to $16.97	$527,646,464	0.65% to 1.80%	10.72% to 11.98%	0.00%
2015	37,727,018	$10.65 to $15.32	$480,204,182	0.65% to 1.80%	-5.39% to -4.31%	0.62%
2014	34,205,313	$11.13 to $16.20	$458,475,245	0.65% to 1.80%	12.05% to 13.33%	0.61%
2013	13,471,858	$9.82 to $17.39	$166,430,176	0.65% to 1.70%	35.39% to 36.80%	0.88%
2012	15,668,730	$7.18 to $12.85	$141,751,641	0.65% to 1.70%	13.75% to 14.94%	1.35%
Money Market Subaccount (note 4)
2015	16,654,502	$9.21 to $10.14	$187,338,533	0.65% to 1.80%	-1.77% to -0.65%	0.00%
2014	14,677,600	$9.38 to $10.21	$167,669,473	0.65% to 1.80%	-1.77% to -0.65%	0.00%
2013	19,504,529	$9.43 to $10.28	$225,949,603	0.65% to 1.70%	-1.67% to -0.65%	0.00%
2012	18,402,458	$9.59 to $10.34	$216,520,692	0.65% to 1.70%	-1.68% to -0.65%	0.00%
Bond Subaccount
2016	7,694,283	$10.89 to $14.12	$140,264,997	0.65% to 1.80%	5.99% to 7.20%	0.00%
2015	7,967,006	$10.27 to $13.17	$137,077,961	0.65% to 1.80%	-3.78% to -2.68%	0.00%
2014	7,852,623	$10.68 to $13.54	$140,244,564	0.65% to 1.80%	4.01% to 5.20%	0.00%
2013	7,617,645	$10.26 to $12.87	$130,614,909	0.65% to 1.80%	-3.66% to -2.56%	0.00%
2012	8,153,185	$10.65 to $13.20	$144,384,647	0.65% to 1.80%	5.35% to 6.56%	0.00%
Omni Subaccount
2016	2,358,202	$18.54 to $18.98	$41,345,070	0.65% to 1.70%	8.39% to 9.52%	0.00%
2015	1,809,171	$17.10 to $27.50	$30,725,848	0.90% to 1.70%	0.44% to 1.24%	1.09%
2014	937,616	$17.03 to $27.16	$18,747,997	0.90% to 1.70%	10.25% to 11.12%	0.93%
2013	1,041,092	$15.44 to $24.44	$18,924,616	0.90% to 1.70%	28.35% to 29.37%	1.03%
2012	1,182,187	$12.06 to $18.89	$16,706,742	0.90% to 1.60%	10.27% to 11.04%	1.27%
International Subaccount
2016	12,735,929	$9.11 to $11.42	$126,287,790	0.65% to 1.70%	-6.47% to -5.49%	0.00%
2015	13,325,047	$8.96 to $9.64	$140,713,981	0.65% to 1.80%	-2.16% to -1.04%	0.00%
2014	14,435,250	$9.15 to $9.74	$154,852,397	0.65% to 1.80%	-11.05% to -10.04%	0.00%
2013	13,865,847	$10.29 to $10.83	$166,603,847	0.65% to 1.80%	9.71% to 10.96%	0.00%
2012	14,425,425	$9.38 to $9.76	$157,443,098	0.65% to 1.80%	18.12% to 19.47%	0.00%
Capital Appreciation Subaccount
2016	4,910,525	$16.03 to $19.72	$165,835,003	0.65% to 1.80%	12.63% to 13.92%	0.00%
2015	13,589,622	$14.23 to $17.31	$393,541,239	0.65% to 1.80%	-3.79% to -2.69%	0.74%
2014	13,641,897	$14.79 to $17.78	$409,496,063	0.65% to 1.80%	6.62% to 7.84%	0.59%
2013	3,469,708	$13.87 to $16.49	$102,950,748	0.65% to 1.80%	32.13% to 33.64%	0.42%
2012	3,839,409	$10.50 to $12.34	$86,974,757	0.65% to 1.80%	15.50% to 16.83%	0.59%
Millennium Subaccount (note 4)
2012	1,284,003	$11.94 to $13.27	$14,541,445	0.65% to 1.60%	7.71% to 8.73%	0.00%
International Small-Mid Company Subaccount
2016	3,093,223	$10.12 to $12.24	$56,056,974	0.65% to 1.80%	-9.17% to -8.14%	0.00%
2015	3,193,474	$11.14 to $13.32	$63,722,997	0.65% to 1.80%	7.52% to 8.75%	0.00%
2014	2,888,901	$10.36 to $12.25	$53,909,720	0.65% to 1.80%	-10.41% to -9.38%	0.00%
2013	2,907,963	$11.57 to $13.52	$60,584,819	0.65% to 1.80%	25.42% to 26.85%	0.00%
2012	3,067,845	$10.66 to $12.97	$50,789,165	0.65% to 1.70%	20.63% to 21.90%	0.00%
Aggressive Growth Subaccount
2016	3,099,352	$16.76 to $21.24	$38,344,098	0.65% to 1.80%	1.62% to 2.78%	0.00%
2015	3,163,739	$20.34 to $20.67	$38,105,750	0.65% to 1.70%	8.30% to 9.43%	0.00%
2014	2,347,399	$18.78 to $18.89	$26,676,833	0.65% to 1.70%	7.77% to 8.89%	0.00%
2013	2,617,296	$17.34 to $17.43	$26,791,301	0.65% to 1.70%	29.24% to 30.59%	0.00%
2012	2,918,190	$13.28 to $13.49	$22,260,725	0.65% to 1.70%	20.80% to 22.07%	0.00%
Small Cap Growth Subaccount
2016	12,950,115	$17.03 to $24.67	$196,710,092	0.65% to 1.80%	4.52% to 5.71%	0.00%
2015	13,736,168	$16.30 to $23.33	$198,072,962	0.65% to 1.80%	-1.96% to -0.84%	0.00%
2014	11,690,936	$16.62 to $23.53	$171,043,171	0.65% to 1.80%	8.68% to 9.93%	0.00%
2013	5,074,868	$15.30 to $21.41	$69,374,234	0.65% to 1.80%	42.72% to 44.35%	0.00%
2012	2,551,707	$15.02 to $20.61	$23,574,582	0.90% to 1.70%	16.03% to 16.96%	0.00%
Mid Cap Opportunity Subaccount
2016	2,284,420	$14.21 to $15.50	$52,299,928	0.65% to 1.80%	-0.22% to 0.92%	0.00%
2015	2,550,387	$14.24 to $15.36	$58,385,262	0.65% to 1.80%	-6.73% to -5.66%	0.00%
2014	2,565,658	$15.27 to $16.28	$63,022,725	0.65% to 1.80%	9.54% to 10.79%	0.00%
2013	2,623,813	$13.94 to $14.70	$59,168,272	0.65% to 1.80%	30.12% to 31.60%	0.00%
2012	2,638,917	$10.71 to $11.17	$45,982,630	0.65% to 1.80%	17.58% to 18.93%	0.00%
S&P 500® Index Subaccount
2016	34,833,524	$16.93 to $18.18	$745,884,048	0.65% to 1.80%	9.49% to 10.74%	0.00%
2015	16,797,902	$15.46 to $16.42	$329,130,624	0.65% to 1.80%	-0.87% to 0.26%	1.44%
2014	15,603,554	$15.60 to $16.38	$306,836,004	0.65% to 1.80%	11.11% to 12.38%	1.39%
2013	13,597,324	$14.04 to $14.57	$239,469,990	0.65% to 1.80%	29.42% to 30.89%	1.49%
2012	10,859,140	$10.85 to $11.13	$147,972,905	0.65% to 1.80%	13.35% to 14.65%	1.51%
Strategic Value Subaccount
2016	25,683,749	$15.52 to $16.03	$458,360,181	0.65% to 1.80%	8.92% to 10.16%	0.00%
2015	18,122,578	$14.09 to $14.72	$295,233,932	0.65% to 1.80%	2.42% to 3.59%	2.88%
2014	20,196,226	$13.60 to $14.37	$319,273,341	0.65% to 1.80%	10.42% to 11.68%	4.55%
2013	26,994,690	$12.18 to $13.01	$384,518,294	0.65% to 1.80%	18.86% to 20.22%	3.07%
2012	21,683,013	$10.13 to $10.95	$258,288,723	0.65% to 1.80%	5.31% to 6.52%	2.62%
High Income Bond Subaccount
2016	12,758,128	$12.64 to $18.54	$291,735,298	0.65% to 1.80%	12.39% to 13.67%	0.00%
2015	8,601,913	$11.25 to $16.31	$175,868,028	0.65% to 1.80%	-4.78% to -3.69%	0.00%
2014	9,899,287	$11.81 to $16.94	$211,633,741	0.65% to 1.80%	0.95% to 2.11%	0.00%
2013	13,724,307	$11.70 to $16.59	$288,437,907	0.65% to 1.80%	5.19% to 6.39%	0.00%
2012	14,703,714	$11.12 to $15.59	$292,738,551	0.65% to 1.80%	12.31% to 13.60%	0.00%
ClearBridge Small Cap Subaccount
2016	6,330,937	$15.20 to $23.85	$260,437,330	0.65% to 1.80%	25.76% to 27.20%	0.00%
2015	2,527,734	$12.09 to $18.75	$83,882,596	0.65% to 1.80%	-4.19% to -3.09%	0.00%
2014	1,888,830	$12.62 to $19.35	$65,981,239	0.65% to 1.80%	0.64% to 1.79%	0.00%
2013	2,030,472	$12.54 to $19.01	$70,590,239	0.65% to 1.80%	27.96% to 29.42%	0.00%
2012	1,752,877	$9.80 to $14.69	$47,909,160	0.65% to 1.80%	11.79% to 13.08%	0.00%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Nasdaq-100® Index Subaccount
2016	12,221,502	$19.74 to $27.78	$135,017,949	0.65% to 1.80%	4.81% to 6.01%		0.00%
2015	11,661,011	$18.83 to $26.20	$121,139,341	0.65% to 1.80%	7.21% to 8.44%		0.68%
2014	11,353,564	$17.56 to $24.16	$107,852,366	0.65% to 1.80%	16.67% to 18.00%		1.08%
2013	10,406,649	$15.05 to $20.48	$84,228,284	0.65% to 1.80%	33.57% to 35.10%		0.82%
2012	9,862,743	$11.27 to $15.16	$59,867,223	0.65% to 1.80%	15.78% to 17.11%		0.69%
Bristol Subaccount
2016	8,282,736	$17.22 to $18.95	$194,339,676	0.65% to 1.80%	9.80% to 11.05%		0.00%
2015	9,561,638	$15.68 to $17.07	$203,350,753	0.65% to 1.80%	2.24% to 3.41%		0.49%
2014	10,529,304	$15.34 to $16.51	$217,820,645	0.65% to 1.80%	11.87% to 13.15%		0.38%
2013	11,783,687	$13.71 to $14.59	$216,883,359	0.65% to 1.80%	38.72% to 40.30%		0.47%
2012	14,661,303	$9.88 to $10.40	$193,707,193	0.65% to 1.80%	11.17% to 12.45%		0.57%
Bryton Growth Subaccount
2016	5,067,518	$13.38 to $16.82	$86,942,128	0.65% to 1.80%	2.69% to 3.87%		0.00%
2015	9,074,165	$13.03 to $16.20	$150,956,801	0.65% to 1.80%	-5.94% to -4.87%		0.00%
2014	9,531,285	$13.85 to $17.02	$167,557,252	0.65% to 1.80%	4.29% to 5.49%		0.00%
2013	10,065,360	$13.28 to $16.14	$168,738,212	0.65% to 1.80%	38.24% to 39.82%		0.00%
2012	12,302,697	$9.61 to $11.54	$148,395,738	0.65% to 1.80%	9.31% to 10.57%		0.00%
U.S. Equity Subaccount (note 4)
2012	1,353,700	$10.47 to $11.03	$14,373,759	0.90% to 1.80%	12.58% to 13.59%		0.58%
Balanced Subaccount
2016	52,252,447	$13.03 to $15.94	$921,117,119	0.65% to 1.80%	2.73% to 3.91%		0.00%
2015	49,052,777	$12.68 to $15.35	$840,014,109	0.65% to 1.80%	-0.33% to 0.81%		1.29%
2014	46,526,004	$12.72 to $15.22	$803,897,457	0.65% to 1.80%	4.12% to 5.31%		1.46%
2013	14,149,173	$12.22 to $14.45	$230,430,723	0.65% to 1.80%	13.23% to 14.52%		1.24%
2012	4,741,069	$10.79 to $12.62	$68,652,265	0.65% to 1.80%	11.29% to 12.56%		0.00%
Income Opportunity Subaccount (note 4)
2012	658,913	$10.04 to $11.05	$7,456,049	0.90% to 1.80%	5.43% to 6.37%		0.00%
S&P MidCap 400® Index Subaccount
2016	2,870,108	$14.57 to $14.95	$42,538,926	0.65% to 1.80%	7.55% to 8.78%		0.00%
2015	3,207,584	$13.39 to $18.80	$43,908,922	0.65% to 1.70%	-4.86% to -3.87%		1.36%
2014	3,668,362	$13.93 to $14.63	$52,498,500	0.65% to 1.80%	5.54% to 6.75%		1.60%
2013	3,746,231	$13.05 to $13.86	$50,424,303	0.65% to 1.80%	34.30% to 35.83%		0.82%
2012	2,059,046	$10.20 to $10.32	$20,446,805	0.90% to 1.80%	13.19% to 14.21%		1.36%
Target Equity/Income Subaccount (note 4)
2012	2,401,760	$8.19 to $11.80	$20,186,021	0.65% to 1.70%	9.21% to 10.36%		1.97%
Bristol Growth Subaccount
2016	6,413,652	$16.51 to $17.89	$110,068,598	0.65% to 1.80%	5.84% to 7.05%		0.00%
2015	6,713,624	$15.60 to $16.71	$108,295,223	0.65% to 1.80%	3.85% to 5.04%		0.40%
2014	7,548,477	$15.02 to $15.91	$116,539,937	0.65% to 1.80%	10.03% to 11.29%		0.30%
2013	8,255,633	$13.65 to $14.30	$115,182,347	0.65% to 1.80%	36.17% to 37.72%		0.40%
2012	10,066,296	$10.03 to $10.38	$102,533,385	0.65% to 1.80%	9.22% to 10.47%		0.45%
Risk Managed Balanced Subaccount
2016	24,661,794	$10.57 to $10.90	$263,866,076	0.65% to 1.80%	1.92% to 3.08%		0.00%
2015	14,258,313	$10.37 to $10.57	$148,964,082	0.65% to 1.80%	-3.06% to -1.96%		0.45%
2014	3,106,380	$10.70 to $10.78	$33,332,498	0.65% to 1.80%	7.02%(a) to 7.83%	(b)	0.00%
Fidelity® Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount
2016	27,792	$29.98	$833,239	1.30%	-0.49%		0.04%
2015	31,297	$30.13	$942,958	1.30%	5.80%		0.26%
2014	33,884	$28.48	$964,948	1.30%	9.87%		0.18%
2013	39,769	$25.92	$1,030,825	1.30%	34.59%		0.28%
2012	47,032	$19.26	$905,792	1.30%	13.21%		0.58%
VIP Equity-Income Subaccount
2016	28,035	$30.01	$841,235	1.30%	16.50%		2.33%
2015	29,370	$25.76	$756,448	1.30%	-5.20%		3.19%
2014	31,125	$27.17	$845,602	1.30%	7.32%		2.74%
2013	36,104	$25.31	$913,931	1.30%	26.50%		2.57%
2012	36,319	$20.01	$726,760	1.30%	15.79%		3.11%
VIP High Income Subaccount
2016	2,450	$18.98	$46,482	1.30%	13.14%		5.28%
2015	2,952	$16.77	$49,510	1.30%	-4.86%		6.16%
2014	3,391	$17.63	$59,782	1.30%	-0.14%		5.17%
2013	4,115	$17.65	$72,642	1.30%	4.59%		5.79%
2012	4,547	$16.88	$76,753	1.30%	12.75%		5.58%
Janus Aspen Series - Institutional Shares:
Janus Subaccount
2016	201,361	$14.36 to $18.23	$3,610,851	0.90% to 1.50%	-0.98% to -0.40%		0.53%
2015	229,642	$14.41 to $18.42	$4,156,979	0.90% to 1.50%	3.79% to 4.41%		0.61%
2014	294,795	$13.80 to $17.74	$5,123,173	0.90% to 1.50%	11.32% to 11.99%		0.37%
2013	324,749	$12.33 to $15.94	$5,068,049	0.90% to 1.50%	28.41% to 29.18%		0.78%
2012	386,487	$9.54 to $12.41	$4,676,563	0.90% to 1.50%	16.83% to 17.52%		0.54%
Overseas Subaccount
2016	53,941	$18.94 to $21.16	$1,061,899	0.90% to 1.50%	-7.84% to -7.29%		4.68%
2015	67,073	$20.55 to $22.82	$1,430,040	0.90% to 1.50%	-9.94% to -9.41%		0.59%
2014	76,779	$22.82 to $25.19	$1,810,930	0.90% to 1.50%	-13.18% to -12.66%		3.02%
2013	81,591	$26.28 to $28.85	$2,210,519	0.90% to 1.50%	12.87% to 13.54%		3.15%
2012	96,301	$23.29 to $25.41	$2,310,671	0.90% to 1.50%	11.81% to 12.48%		0.70%
Global Research Subaccount
2016	126,176	$12.41 to $14.43	$1,739,707	0.90% to 1.50%	0.56% to 1.15%		1.06%
2015	148,239	$12.27 to $14.35	$2,032,091	0.90% to 1.50%	-3.73% to -3.16%		0.65%
2014	156,482	$12.67 to $14.90	$2,235,527	0.90% to 1.50%	5.86% to 6.49%		1.08%
2013	175,177	$11.90 to $14.08	$2,369,258	0.90% to 1.50%	26.53% to 27.28%		1.20%
2012	197,495	$9.35 to $11.13	$2,124,464	0.90% to 1.50%	18.31% to 19.01%		0.87%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Balanced Subaccount
2016	190,919	$24.56 to $29.22	$5,312,875	0.90% to 1.50%	3.06% to 3.67%		2.20%
2015	213,639	$23.69 to $28.35	$5,780,296	0.90% to 1.50%	-0.87% to -0.28%		1.58%
2014	260,055	$23.76 to $28.60	$7,041,793	0.90% to 1.50%	6.90% to 7.54%		1.73%
2013	309,864	$22.09 to $26.75	$7,858,359	0.90% to 1.50%	18.38% to 19.08%		1.51%
2012	353,761	$18.55 to $22.60	$7,553,618	0.90% to 1.50%	11.93% to 12.60%		2.77%
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable All Cap Value Subaccount (note 4)
2013	979,292	$13.88 to $17.09	$23,237,643	0.65% to 1.70%	29.96% to 31.31%		1.57%
2012	802,679	$10.57 to $13.15	$14,707,049	0.65% to 1.70%	13.05% to 14.23%		1.64%
ClearBridge Variable Dividend Strategy Subaccount
2016	2,264,364	$16.52 to $17.55	$48,072,494	0.65% to 1.80%	12.96% to 14.25%		2.14%
2015	1,429,575	$15.36 to $18.07	$26,780,599	0.65% to 1.70%	-5.90% to -4.92%		1.79%
2014	1,411,374	$15.56 to $16.16	$28,070,837	0.65% to 1.80%	11.60% to 12.88%		2.39%
2013	1,264,628	$13.94 to $14.31	$22,429,152	0.65% to 1.80%	23.71% to 25.13%		1.90%
2012	1,057,508	$11.27 to $15.07	$15,046,554	0.90% to 1.80%	12.18% to 13.18%		3.56%
ClearBridge Variable Large Cap Value Subaccount
2016	3,141,208	$16.57 to $17.71	$77,894,387	0.65% to 1.80%	11.00% to 12.27%		1.57%
2015	3,221,078	$14.93 to $15.78	$71,348,410	0.65% to 1.80%	-4.59% to -3.50%		1.54%
2014	3,102,723	$15.64 to $16.35	$71,970,290	0.65% to 1.80%	9.73% to 10.99%		3.10%
2013	1,365,218	$14.26 to $14.73	$28,728,497	0.65% to 1.80%	30.03% to 31.51%		1.91%
2012	1,078,467	$11.20 to $13.91	$17,613,877	0.65% to 1.70%	14.55% to 15.75%		2.69%
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
2016	114,673,244	$11.93 to $12.63	$1,396,815,548	0.65% to 1.80%	-1.97% to -0.85%		1.01%
2015	137,453,060	$12.17 to $12.73	$1,701,689,028	0.65% to 1.80%	-6.94% to -5.88%		1.13%
2014	108,348,814	$13.08 to $13.53	$1,435,535,845	0.65% to 1.80%	4.80% to 6.00%		1.77%
2013	76,562,488	$12.48 to $12.76	$964,110,548	0.65% to 1.80%	16.28% to 17.61%		1.85%
2012	18,248,720	$10.73 to $10.85	$196,712,947	0.65% to 1.80%	7.31%(a) to 8.53%	(b)	3.10%
Wells Fargo Variable Trust:
Opportunity Subaccount
2016	108,233	$28.24 to $28.99	$3,216,137	0.90% to 1.50%	10.57% to 11.23%		2.00%
2015	117,852	$25.39 to $26.22	$3,158,659	0.90% to 1.50%	-4.52% to -3.95%		0.13%
2014	133,698	$26.43 to $27.46	$3,745,487	0.90% to 1.50%	8.79% to 9.44%		0.06%
2013	161,536	$24.16 to $25.24	$4,165,354	0.90% to 1.50%	28.75% to 29.51%		0.20%
2012	183,791	$18.65 to $19.60	$3,670,612	0.90% to 1.50%	13.81% to 14.49%		0.09%
Small Cap Value Subaccount
2015	16,828	$15.85 to $17.30	$267,045	0.90% to 1.40%	-11.87% to - 11.43%		0.24%
2014	17,667	$17.98 to $19.53	$319,992	0.90% to 1.40%	3.01% to 3.53%		0.35%
2013	18,077	$17.46 to $18.86	$318,128	0.90% to 1.40%	13.17% to 13.73%		0.71%
2012	19,044	$15.42 to $16.59	$296,015	0.90% to 1.40%	12.41% to 12.97%		0.87%
Discovery Subaccount
2016	110,575	$19.23 to $28.99	$3,166,261	0.90% to 1.50%	6.05% to 6.69%		0.00%
2015	126,346	$18.02 to $27.34	$3,399,070	0.90% to 1.50%	-2.92% to -2.34%		0.00%
2014	148,016	$18.46 to $28.16	$4,097,909	0.90% to 1.50%	-1.13% to -0.54%		0.00%
2013	178,552	$18.56 to $28.48	$5,004,786	0.90% to 1.50%	41.68% to 42.52%		0.01%
2012	213,894	$13.02 to $20.10	$4,235,879	0.90% to 1.50%	15.99% to 16.68%		0.00%
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2016	42,297	$17.95 to $19.69	$769,219	0.90% to 1.40%	4.65% to 5.16%		2.12%
2015	65,049	$17.15 to $18.72	$1,122,654	0.90% to 1.40%	-2.02% to -1.54%		3.36%
2014	67,487	$17.51 to $19.01	$1,185,746	0.90% to 1.40%	6.37% to 6.89%		3.09%
2013	72,157	$16.21 to $17.79	$1,191,729	0.90% to 1.50%	-1.79% to -1.21%		3.72%
2012	84,029	$16.50 to $18.00	$1,410,677	0.90% to 1.50%	7.81% to 8.46%		4.65%
U.S. Real Estate Subaccount
2016	41,427	$43.77 to $56.66	$2,002,531	0.90% to 1.50%	5.23% to 5.86%		1.32%
2015	49,153	$41.60 to $53.53	$2,238,287	0.90% to 1.50%	0.66% to 1.26%		1.35%
2014	66,343	$41.32 to $52.86	$2,995,259	0.90% to 1.50%	27.81% to 28.56%		1.42%
2013	82,171	$32.33 to $41.12	$2,882,944	0.90% to 1.50%	0.55% to 1.14%		1.10%
2012	100,116	$32.16 to $40.65	$3,473,849	0.90% to 1.50%	14.12% to 14.80%		0.83%
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
2016	9,242,741	$15.19 to $15.98	$152,824,701	0.65% to 1.50%	9.93% to 10.86%		1.90%
2015	12,170,000	$13.70 to $14.53	$182,667,376	0.65% to 1.50%	-5.83% to -5.03%		1.41%
2014	13,193,221	$14.42 to $15.43	$209,772,664	0.65% to 1.50%	11.27% to 12.21%		1.24%
2013	17,187,094	$12.86 to $13.87	$245,234,932	0.65% to 1.50%	31.26% to 32.37%		1.13%
2012	21,840,899	$9.71 to $10.57	$236,919,644	0.65% to 1.50%	17.36% to 18.36%		1.21%
U.S. Equity Insights Subaccount
2016	1,421,582	$19.20 to $21.45	$28,235,605	0.90% to 1.50%	9.10% to 9.74%		1.32%
2015	1,535,472	$17.60 to $19.55	$27,914,631	0.90% to 1.50%	-1.67% to -1.09%		1.32%
2014	1,798,093	$15.85 to $17.90	$33,232,432	0.65% to 1.50%	14.65% to 15.61%		1.44%
2013	1,923,913	$13.71 to $15.62	$30,935,971	0.65% to 1.50%	35.49% to 36.63%		1.12%
2012	2,283,315	$11.53 to $12.57	$27,050,415	0.90% to 1.50%	12.76% to 13.43%		1.74%
Strategic Growth Subaccount
2016	450,884	$16.77 to $18.99	$8,767,927	0.90% to 1.50%	0.48% to 1.07%		0.63%
2015	488,893	$16.59 to $18.90	$9,435,392	0.90% to 1.50%	1.87% to 2.47%		0.34%
2014	519,477	$16.19 to $18.56	$9,819,307	0.90% to 1.50%	11.96% to 12.63%		0.36%
2013	575,071	$14.38 to $16.58	$9,704,565	0.90% to 1.50%	30.46% to 31.24%		0.37%
2012	736,135	$10.96 to $12.70	$9,520,858	0.90% to 1.50%	18.11% to 18.81%		0.66%
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
2016	13,583,849	$8.30 to $13.27	$349,477,689	0.65% to 1.80%	18.64% to 20.00%		1.02%
2015	15,638,722	$7.00 to $11.06	$336,771,402	0.65% to 1.80%	-21.47% to -20.57%		1.15%
2014	14,424,318	$8.91 to $13.92	$397,545,836	0.65% to 1.80%	-6.32% to -5.25%		1.64%
2013	14,124,735	$9.51 to $14.70	$418,682,765	0.65% to 1.80%	-2.99% to -1.88%		1.56%
2012	11,462,820	$9.80 to $14.98	$356,033,259	0.65% to 1.80%	19.88% to 21.26%		1.62%
U.S. Small-Mid Cap Equity Subaccount
2016	1,436,732	$18.71 to $19.20	$44,528,756	0.65% to 1.70%	13.85% to 15.04%		0.00%
2015	1,485,074	$12.83 to $16.26	$40,137,010	0.65% to 1.80%	-4.11% to -3.01%		0.00%
2014	1,501,527	$13.38 to $16.77	$41,795,095	0.65% to 1.80%	9.06% to 10.31%		0.00%
2013	1,504,531	$12.27 to $15.20	$38,334,827	0.65% to 1.80%	32.88% to 34.39%		0.00%
2012	1,587,883	$9.23 to $11.31	$30,418,370	0.65% to 1.80%	8.27% to 9.51%		0.00%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
U.S. Strategic Equity Subaccount
2016	309,971	$15.18 to $17.70	$5,450,456	0.90% to 1.80%	7.49% to 8.45%		0.10%
2015	405,875	$14.12 to $16.32	$6,625,550	0.90% to 1.80%	-7.11% to -6.28%		0.44%
2014	348,761	$15.21 to $17.41	$6,061,277	0.90% to 1.80%	12.68% to 13.69%		0.69%
2013	348,304	$13.49 to $15.32	$5,332,672	0.90% to 1.80%	25.80% to 26.92%		1.00%
2012	305,192	$10.73 to $12.07	$3,692,768	0.90% to 1.80%	11.98% to 12.99%		1.16%
International Equity Subaccount
2016	42,375,023	$10.83 to $11.28	$586,184,813	0.65% to 1.80%	-5.98% to -4.91%		1.34%
2015	41,863,370	$11.52 to $11.86	$612,809,156	0.65% to 1.80%	-0.05% to 1.09%		1.58%
2014	43,149,774	$11.52 to $11.74	$628,558,200	0.65% to 1.80%	-5.90% to -4.82%		1.57%
2013	40,848,951	$12.25 to $12.33	$629,235,285	0.65% to 1.80%	18.63% to 19.98%		1.33%
2012	42,312,660	$10.28 to $10.32	$547,210,514	0.65% to 1.80%	18.96% to 20.32%		1.70%
Global Dynamic Multi Asset Subaccount
2016	20,627,395	$12.28 to $12.95	$258,365,619	0.65% to 1.80%	1.48% to 2.63%		0.29%
2015	15,198,498	$12.10 to $12.62	$186,718,089	0.65% to 1.80%	-2.21% to -1.09%		0.00%
2014	11,952,888	$12.37 to $12.75	$149,554,206	0.65% to 1.80%	0.88% to 2.04%		0.68%
2013	7,207,454	$12.26 to $12.50	$89,039,330	0.65% to 1.80%	17.38% to 18.72%		0.46%
2012	2,583,174	$10.45 to $10.53	$27,070,210	0.65% to 1.80%	4.49%(a) to 5.29%	(b)	0.11%
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
2016	5,030,547	$13.41 to $17.28	$108,584,174	0.65% to 1.80%	-0.56% to 0.58%		0.00%
2015	5,720,744	$13.48 to $17.18	$123,526,168	0.65% to 1.80%	3.99% to 5.18%		0.00%
2014	6,539,291	$12.96 to $16.34	$135,225,380	0.65% to 1.80%	4.82% to 6.01%		0.00%
2013	7,500,531	$12.37 to $15.41	$147,390,901	0.65% to 1.80%	27.07% to 28.52%		0.00%
2012	8,402,588	$9.73 to $11.99	$129,300,993	0.65% to 1.80%	8.65% to 9.90%		0.00%
Jennison Subaccount
2016	2,179,833	$16.32 to $20.36	$31,395,964	0.65% to 1.80%	-3.04% to -1.93%		0.00%
2015	2,447,299	$16.83 to $20.76	$35,966,039	0.65% to 1.80%	9.07% to 10.31%		0.00%
2014	1,757,649	$15.43 to $18.82	$23,676,591	0.65% to 1.80%	7.64% to 8.87%		0.00%
2013	1,525,592	$14.33 to $17.29	$19,046,015	0.65% to 1.80%	34.69% to 36.22%		0.00%
2012	1,646,876	$10.64 to $12.69	$15,205,509	0.65% to 1.80%	13.67% to 14.98%		0.00%
Fidelity® Variable Insurance Products Fund - Service Class:
VIP Government Money Market Subaccount (note 4)
2016	14,214,571	$9.06 to $10.09	$157,917,206	0.65% to 1.80%	-1.40%(a) to -0.45%	(b)	0.12%
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
2016	14,188,140	$14.39 to $19.69	$482,947,309	0.65% to 1.80%	9.94% to 11.20%		0.31%
2015	15,535,107	$13.09 to $17.71	$478,344,891	0.65% to 1.80%	-3.37% to -2.26%		0.25%
2014	16,518,300	$13.54 to $18.12	$525,306,447	0.65% to 1.80%	4.16% to 5.35%		0.02%
2013	17,379,809	$13.00 to $17.20	$531,159,993	0.65% to 1.80%	33.47% to 34.99%		0.28%
2012	19,026,790	$9.74 to $12.74	$433,762,386	0.65% to 1.80%	12.53% to 13.82%		0.39%
VIP Contrafund® Subaccount
2016	21,434,880	$15.40 to $18.43	$461,906,302	0.65% to 1.80%	5.83% to 7.03%		0.60%
2015	24,152,170	$14.56 to $17.21	$489,104,435	0.65% to 1.80%	-1.36% to -0.23%		0.80%
2014	24,545,451	$14.76 to $17.25	$501,655,975	0.65% to 1.80%	9.68% to 10.93%		0.75%
2013	25,520,815	$13.45 to $15.55	$473,252,731	0.65% to 1.80%	28.64% to 30.11%		0.85%
2012	26,210,018	$10.46 to $11.96	$376,051,646	0.65% to 1.80%	14.08% to 15.39%		1.10%
VIP Growth Subaccount
2016	5,671,843	$15.70 to $18.62	$70,194,745	0.65% to 1.80%	-1.23% to -0.10%		0.00%
2015	6,064,373	$15.90 to $18.64	$75,514,440	0.65% to 1.80%	5.01% to 6.21%		0.03%
2014	5,983,880	$17.55 to $20.70	$70,217,704	0.65% to 1.70%	9.16% to 10.30%		0.00%
2013	4,720,852	$15.91 to $18.96	$50,147,400	0.65% to 1.70%	33.73% to 35.12%		0.05%
2012	4,392,188	$11.78 to $14.18	$34,606,292	0.65% to 1.70%	12.48% to 13.66%		0.36%
VIP Equity-Income Subaccount
2016	8,987,344	$15.61 to $15.68	$182,681,930	0.65% to 1.80%	15.63% to 16.95%		2.39%
2015	8,612,556	$13.35 to $13.56	$150,472,859	0.65% to 1.80%	-5.93% to -4.86%		2.85%
2014	9,536,755	$14.03 to $14.42	$176,100,431	0.65% to 1.80%	6.56% to 7.78%		2.68%
2013	9,655,405	$13.02 to $13.53	$166,689,756	0.65% to 1.80%	25.57% to 27.00%		2.37%
2012	9,581,287	$10.25 to $10.78	$130,679,698	0.65% to 1.80%	14.97% to 16.29%		2.91%
VIP Real Estate Subaccount
2016	9,259,897	$14.92 to $16.54	$147,960,482	0.65% to 1.80%	3.60% to 4.78%		1.28%
2015	9,912,352	$14.40 to $15.79	$151,883,177	0.65% to 1.80%	1.66% to 2.82%		1.63%
2014	10,902,697	$14.17 to $15.36	$163,194,936	0.65% to 1.80%	27.51% to 28.96%		1.60%
2013	12,455,049	$11.11 to $11.91	$145,423,781	0.65% to 1.80%	-0.19% to 0.96%		1.67%
2012	11,400,390	$11.13 to $11.79	$132,533,355	0.65% to 1.80%	16.20% to 17.53%		1.31%
VIP Target Volatility Subaccount
2016	17,563,573	$11.74 to $12.27	$209,661,388	0.65% to 1.80%	3.20% to 4.38%		1.18%
2015	17,024,776	$11.38 to $11.75	$196,088,443	0.65% to 1.80%	-3.09% to -1.98%		1.25%
2014	10,220,588	$11.74 to $11.99	$120,985,847	0.65% to 1.80%	3.87% to 5.06%		1.36%
2013	4,859,488	$11.30 to $11.41	$55,152,314	0.65% to 1.80%	13.03%(a) to 14.14%	(b)	2.07%
Janus Aspen Series - Service Shares:
Janus Subaccount
2016	2,085,212	$15.12 to $17.96	$22,593,390	0.65% to 1.80%	-1.50% to -0.38%		0.38%
2015	2,561,539	$18.03 to $18.73	$27,902,225	0.65% to 1.70%	3.32% to 4.40%		0.47%
2014	2,455,344	$17.27 to $18.13	$25,771,683	0.65% to 1.70%	10.85% to 12.01%		0.22%
2013	2,574,074	$15.42 to $16.35	$24,252,652	0.65% to 1.70%	27.82% to 29.15%		0.66%
2012	2,899,713	$7.60 to $12.79	$21,269,893	0.90% to 1.70%	16.30% to 17.22%		0.43%
Global Research Subaccount
2016	3,404,625	$13.34 to $15.25	$28,795,837	0.65% to 1.70%	0.12% to 1.16%		0.94%
2015	3,928,438	$13.19 to $15.24	$32,915,613	0.65% to 1.70%	-4.16% to -3.16%		0.55%
2014	3,529,143	$13.00 to $13.62	$30,119,322	0.65% to 1.80%	5.29% to 6.49%		0.96%
2013	3,356,042	$12.35 to $12.79	$27,009,192	0.65% to 1.80%	25.81% to 27.25%		1.13%
2012	3,716,761	$9.81 to $10.05	$23,494,076	0.65% to 1.80%	17.73% to 19.08%		0.81%
Balanced Subaccount
2016	7,663,303	$13.41 to $18.75	$153,099,976	0.65% to 1.80%	2.48% to 3.65%		1.93%
2015	8,467,870	$13.08 to $18.09	$164,242,156	0.65% to 1.80%	-1.37% to -0.24%		1.38%
2014	8,513,428	$13.26 to $18.13	$166,471,344	0.65% to 1.80%	6.32% to 7.54%		1.51%
2013	8,896,851	$12.48 to $16.86	$162,936,422	0.65% to 1.80%	17.68% to 19.03%		1.35%
2012	8,212,829	$12.27 to $14.16	$127,385,355	0.65% to 1.70%	11.47% to 12.64%		2.54%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Overseas Subaccount
2016	14,238,924	$6.31 to $9.14	$142,633,413	0.65% to 1.80%	-8.36% to -7.31%		4.66%
2015	16,314,531	$6.88 to $9.86	$176,977,613	0.65% to 1.80%	-10.42% to -9.39%		0.51%
2014	18,092,398	$7.68 to $10.88	$218,388,848	0.65% to 1.80%	-13.66% to -12.67%		2.97%
2013	18,694,141	$8.90 to $12.46	$260,368,310	0.65% to 1.80%	12.26% to 13.54%		3.08%
2012	20,740,818	$7.93 to $10.98	$256,386,523	0.65% to 1.80%	11.17% to 12.45%		0.61%
INTECH U.S. Low Volatility Subaccount
2016	58,730,333	$15.44 to $16.20	$923,065,381	0.65% to 1.80%	7.77% to 9.00%		1.55%
2015	46,025,825	$14.32 to $14.86	$668,007,696	0.65% to 1.80%	2.25% to 3.42%		1.67%
2014	30,425,861	$14.01 to $14.37	$430,198,991	0.65% to 1.80%	15.62% to 16.94%		0.90%
2013	15,311,032	$12.12 to $12.29	$186,545,269	0.65% to 1.80%	22.63% to 24.03%		1.57%
2012	1,308,590	$9.88 to $9.90	$12,944,511	0.90% to 1.80%	-1.19%(a) to -0.97%	(b)	2.32%
Flexible Bond Subaccount
2016	2,820,278	$9.80 to $9.98	$27,889,934	0.65% to 1.80%	0.41% to 1.56%		2.74%
2015	1,355,569	$9.76 to $9.83	$13,272,446	0.65% to 1.70%	-2.39%(a) to -1.71%	(b)	3.04%
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
2016	2,604,101	$17.19 to $19.85	$65,335,514	0.65% to 1.80%	18.09% to 19.44%		0.52%
2015	1,805,490	$14.56 to $16.62	$38,365,235	0.65% to 1.80%	-6.96% to -5.89%		0.14%
2014	1,515,092	$15.64 to $17.66	$34,457,010	0.65% to 1.80%	7.66% to 8.89%		0.14%
2013	1,567,349	$14.53 to $16.22	$32,992,746	0.65% to 1.80%	39.78% to 41.38%		0.49%
2012	1,104,660	$10.40 to $11.47	$16,655,397	0.65% to 1.80%	17.60% to 18.95%		0.20%
Mid Cap Value Subaccount
2016	6,567,762	$17.73 to $21.76	$256,240,385	0.65% to 1.80%	12.67% to 13.95%		0.86%
2015	6,430,115	$15.73 to $19.10	$223,406,213	0.65% to 1.80%	-4.38% to -3.28%		1.01%
2014	6,658,809	$16.45 to $19.74	$242,950,261	0.65% to 1.80%	13.07% to 14.36%		0.78%
2013	6,650,577	$14.55 to $17.26	$214,919,369	0.65% to 1.80%	29.96% to 31.45%		1.00%
2012	6,286,681	$11.20 to $13.13	$156,806,708	0.65% to 1.80%	18.24% to 19.60%		1.06%
AB Variable Product Series Fund, Inc. - Class B:
VPS Growth & Income Subaccount
2016	64,836	$10.86 to $20.95	$1,173,466	0.90% to 1.70%	8.63% to 10.08%		0.88%
2015	5,867	$17.54	$102,916	1.40%	0.03%		1.21%
2014	6,726	$17.54	$117,944	1.40%	7.78%		1.10%
2013	7,295	$16.27	$118,684	1.40%	32.73%		1.11%
2012	9,174	$12.26	$112,455	1.40%	15.62%		1.39%
VPS Small Cap Growth Subaccount
2016	41,134	$11.04 to $28.99	$963,472	0.90% to 1.80%	5.27% to 10.38%		0.00%
2015	1,662	$25.38	$42,169	1.40%	-2.89%		0.00%
2014	1,662	$26.13	$43,431	1.40%	-3.43%		0.00%
2013	1,663	$27.06	$44,993	1.40%	43.33%		0.00%
2012	1,664	$18.88	$31,410	1.40%	13.14%		0.00%
VPS Dynamic Asset Allocation Subaccount
2016	23,724,622	$11.39 to $12.13	$277,121,400	0.65% to 1.80%	1.54% to 2.70%		0.57%
2015	21,770,431	$11.22 to $11.81	$249,182,652	0.65% to 1.80%	-3.05% to -1.94%		0.66%
2014	22,847,379	$11.57 to $12.04	$268,521,998	0.65% to 1.80%	2.36% to 3.53%		0.38%
2013	20,684,911	$11.30 to $11.63	$236,444,404	0.65% to 1.80%	9.95% to 11.21%		0.27%
2012	15,348,282	$10.28 to $10.46	$158,868,626	0.65% to 1.80%	6.09% to 7.30%		0.16%
VPS Global Risk Allocation-Moderate Subaccount
2016	8,054,414	$9.55 to $9.73	$77,472,722	0.65% to 1.80%	2.40% to 3.57%		0.30%
2015	5,425,154	$9.32 to $9.40	$50,734,750	0.65% to 1.80%	-6.75%(a) to -6.04%	(b)	0.00%
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
2016	811,565	$12.43 to $23.87	$18,106,047	0.90% to 1.80%	6.87% to 7.83%		0.00%
2015	891,297	$11.63 to $18.74	$18,537,205	0.65% to 1.80%	-3.88% to -2.78%		0.00%
2014	1,247,046	$12.10 to $19.27	$26,840,062	0.65% to 1.80%	-9.13% to -8.09%		0.00%
2013	1,655,891	$13.32 to $20.97	$38,999,116	0.65% to 1.80%	38.72% to 40.31%		0.00%
2012	1,188,767	$13.75 to $17.79	$20,124,683	0.90% to 1.70%	18.87% to 19.81%		0.00%
Investors Growth Stock Subaccount (note 4)
2014	1,108,343	$18.11 to $19.09	$20,111,980	0.65% to 1.70%	9.26% to 10.40%		0.28%
2013	891,268	$16.40 to $17.47	$14,842,517	0.65% to 1.70%	27.88% to 29.21%		0.47%
2012	730,606	$12.70 to $13.70	$9,414,940	0.65% to 1.60%	14.84% to 15.93%		0.22%
Mid Cap Growth Subaccount
2016	3,040,977	$15.36 to $16.93	$45,095,165	0.65% to 1.80%	2.77% to 3.94%		0.00%
2015	2,730,898	$14.94 to $16.29	$39,265,650	0.65% to 1.80%	2.59% to 3.76%		0.00%
2014	2,509,638	$14.57 to $15.70	$34,918,734	0.65% to 1.80%	6.64% to 7.86%		0.00%
2013	2,553,868	$13.66 to $14.56	$33,136,594	0.65% to 1.80%	34.79% to 36.33%		0.00%
2012	2,496,410	$10.13 to $10.68	$23,961,459	0.65% to 1.80%	14.35% to 15.67%		0.00%
Total Return Subaccount
2016	3,653,143	$13.60 to $15.76	$69,963,057	0.65% to 1.80%	6.89% to 8.11%		2.73%
2015	3,351,221	$14.58 to $14.71	$59,720,114	0.65% to 1.70%	-2.24% to -1.22%		2.33%
2014	3,707,695	$14.76 to $15.04	$67,213,017	0.65% to 1.70%	6.43% to 7.54%		1.71%
2013	3,816,639	$13.72 to $14.13	$64,816,084	0.65% to 1.70%	16.75% to 17.97%		1.70%
2012	3,871,094	$11.63 to $12.11	$56,152,962	0.65% to 1.70%	9.07% to 10.21%		2.52%
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
2016	29,963,166	$10.03 to $14.19	$476,840,176	0.65% to 1.80%	3.34% to 4.52%		2.24%
2015	32,240,007	$9.70 to $13.57	$494,400,701	0.65% to 1.80%	-4.43% to -3.33%		3.93%
2014	34,903,208	$10.15 to $14.04	$558,544,213	0.65% to 1.80%	1.27% to 2.43%		1.41%
2013	38,489,878	$10.03 to $13.71	$607,318,836	0.65% to 1.80%	-10.82% to -9.80%		1.69%
2012	38,629,749	$11.24 to $15.20	$683,959,128	0.65% to 1.80%	6.82% to 8.05%		1.08%
Total Return Subaccount
2016	45,717,954	$10.51 to $15.79	$758,376,663	0.65% to 1.80%	0.87% to 2.02%		2.09%
2015	53,253,486	$10.42 to $15.48	$868,677,370	0.65% to 1.80%	-1.31% to -0.18%		4.31%
2014	84,642,096	$10.56 to $15.51	$1,391,996,208	0.65% to 1.80%	2.44% to 3.61%		2.16%
2013	96,360,195	$10.31 to $14.97	$1,543,516,870	0.65% to 1.80%	-3.69% to -2.59%		2.19%
2012	103,634,238	$10.70 to $15.37	$1,720,843,101	0.65% to 1.80%	7.65% to 8.88%		2.58%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Global Bond Subaccount
2016	4,575,404	$9.26 to $14.35	$75,175,742	0.65% to 1.80%	2.20% to 3.37%		1.51%
2015	4,912,477	$9.06 to $13.88	$78,502,125	0.65% to 1.80%	-5.72% to -4.64%		1.85%
2014	6,589,737	$9.61 to $14.55	$111,372,238	0.65% to 1.80%	0.46% to 1.61%		2.46%
2013	7,529,635	$9.56 to $14.32	$126,752,339	0.65% to 1.80%	-10.09% to -9.07%		1.13%
2012	14,433,702	$10.63 to $15.75	$264,971,160	0.65% to 1.80%	5.04% to 6.25%		1.63%
CommodityRealReturn® Strategy Subaccount
2016	4,299,332	$4.93 to $6.07	$24,987,818	0.65% to 1.80%	13.12% to 14.41%		1.13%
2015	4,655,218	$4.36 to $5.31	$23,754,534	0.65% to 1.80%	-27.02% to -26.19%		4.50%
2014	4,580,327	$5.97 to $7.19	$31,885,414	0.65% to 1.80%	-19.87% to -18.95%		0.35%
2013	17,939,537	$7.45 to $8.87	$155,969,548	0.65% to 1.80%	-16.21% to -15.25%		1.69%
2012	17,567,739	$8.90 to $10.47	$181,267,506	0.65% to 1.80%	3.52% to 4.71%		2.77%
Global Diversified Allocation Subaccount
2016	54,536,935	$11.17 to $11.78	$621,308,428	0.65% to 1.80%	5.90% to 7.11%		1.80%
2015	45,716,612	$10.55 to $11.00	$489,650,952	0.65% to 1.80%	-7.24% to -6.18%		2.92%
2014	33,131,844	$11.37 to $11.72	$381,134,934	0.65% to 1.80%	4.00% to 5.18%		4.33%
2013	24,990,558	$10.93 to $11.14	$275,289,332	0.65% to 1.80%	9.41% to 10.66%		4.80%
2012	8,838,922	$9.99 to $10.07	$88,606,797	0.65% to 1.80%	-0.07%(a) to 0.69%	(b)	5.80%
Short-Term Subaccount
2016	4,991,679	$9.86 to $10.22	$50,077,905	0.65% to 1.80%	0.56% to 1.71%		1.59%
2015	4,217,739	$9.81 to $10.05	$41,829,167	0.65% to 1.80%	-0.67% to 0.46%		0.98%
2014	3,147,704	$9.87 to $10.01	$31,260,489	0.65% to 1.80%	-1.07% to 0.06%		0.72%
2013	657,914	$9.98 to $10.00	$6,572,259	0.90% to 1.70%	-0.16%(a) to -0.03%(b)		0.75%
Low Duration Subaccount
2016	13,049,140	$9.79 to $9.98	$128,834,919	0.65% to 1.80%	-0.39% to 0.75%		1.50%
2015	10,164,207	$9.83 to $9.90	$100,223,081	0.65% to 1.80%	-1.73%(a) to -0.98%	(b)	7.95%
Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount (note 4)
2016	9,829	$14.37 to $15.38	$147,691	0.90% to 1.40%	10.04% to 10.58%		1.27%
2015	9,981	$13.06 to $13.91	$136,038	0.90% to 1.40%	-0.42% to 0.08%		0.18%
2014	11,379	$13.11 to $13.90	$155,332	0.90% to 1.40%	9.52%(a) to 9.88%	(b)	2.08%
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount (note 4)
2013	16,132	$12.09 to $12.75	$202,979	0.90% to 1.40%	29.24% to 29.88%		0.08%
2012	19,373	$9.35 to $9.82	$188,058	0.90% to 1.40%	14.34% to 14.91%		0.09%
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
2016	1,330,624	$13.76 to $16.85	$28,334,859	0.65% to 1.80%	5.73% to 6.94%		1.40%
2015	1,488,232	$13.01 to $15.76	$29,851,287	0.65% to 1.80%	-4.43% to -3.34%		1.43%
2014	1,856,203	$13.62 to $16.30	$38,851,904	0.65% to 1.80%	5.92% to 7.13%		1.59%
2013	2,133,447	$12.86 to $15.22	$42,034,869	0.65% to 1.80%	18.69% to 20.05%		1.69%
2012	2,669,677	$10.83 to $12.67	$44,034,734	0.65% to 1.80%	8.18% to 9.42%		3.25%
Royce Capital Fund - Investment Class:
Small-Cap Subaccount
2016	5,426,132	$13.99 to $18.53	$178,922,660	0.65% to 1.80%	18.82% to 20.18%		1.29%
2015	9,200,641	$11.77 to $15.42	$248,285,589	0.65% to 1.80%	-13.36% to -12.37%		0.56%
2014	13,392,912	$13.59 to $17.59	$414,123,783	0.65% to 1.80%	1.41% to 2.57%		0.11%
2013	17,294,253	$13.40 to $17.15	$524,816,230	0.65% to 1.80%	32.37% to 33.88%		1.08%
2012	19,225,013	$10.12 to $12.81	$440,213,848	0.65% to 1.80%	10.50% to 11.77%		0.13%
Micro-Cap Subaccount
2016	2,954,562	$13.62 to $14.05	$75,618,830	0.65% to 1.70%	17.71% to 18.94%		0.64%
2015	4,021,275	$8.67 to $11.81	$86,233,194	0.65% to 1.80%	-14.01% to -13.02%		0.00%
2014	4,425,876	$10.08 to $13.58	$110,598,444	0.65% to 1.80%	-5.28% to -4.20%		0.00%
2013	4,759,078	$10.64 to $14.17	$125,648,598	0.65% to 1.80%	18.85% to 20.20%		0.51%
2012	5,257,168	$8.95 to $11.79	$117,008,097	0.65% to 1.80%	5.69% to 6.91%		0.00%
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2016	5,541,031	$11.22 to $13.38	$83,744,305	0.65% to 1.80%	3.99% to 5.18%		1.64%
2015	5,786,277	$11.37 to $12.72	$83,801,484	0.65% to 1.70%	-2.49% to -1.47%		3.19%
2014	5,341,388	$11.08 to $12.91	$79,396,667	0.65% to 1.80%	5.66% to 6.87%		2.67%
2013	2,826,162	$10.49 to $12.08	$39,543,887	0.65% to 1.80%	-2.34% to -1.22%		3.13%
2012	2,181,896	$10.74 to $12.23	$31,191,733	0.65% to 1.80%	7.25% to 8.48%		4.30%
U.S. Real Estate Subaccount
2016	3,002,500	$14.42 to $14.98	$101,620,893	0.65% to 1.80%	4.66% to 5.86%		1.08%
2015	3,414,643	$13.78 to $14.15	$110,261,065	0.65% to 1.80%	0.12% to 1.26%		1.17%
2014	3,583,087	$13.76 to $13.98	$114,565,195	0.65% to 1.80%	27.14% to 28.59%		1.23%
2013	3,894,798	$10.82 to $10.87	$98,327,773	0.65% to 1.80%	-0.05% to 1.09%		0.84%
2012	3,865,381	$10.75 to $10.83	$97,290,395	0.65% to 1.80%	13.57% to 14.87%		0.58%
Growth Subaccount
2016	1,886,558	$15.90 to $22.82	$40,419,447	0.65% to 1.80%	-3.66% to -2.56%		0.00%
2015	2,027,167	$22.79 to $23.42	$44,810,522	0.65% to 1.70%	10.10% to 11.24%		0.00%
2014	1,674,323	$20.70 to $21.05	$33,439,248	0.65% to 1.70%	4.32% to 5.40%		0.00%
2013	1,295,226	$19.85 to $19.97	$24,688,322	0.65% to 1.70%	45.26% to 46.77%		0.21%
2012	1,459,293	$13.61 to $13.66	$19,084,903	0.65% to 1.70%	12.14% to 13.31%		0.00%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Comstock Series I Subaccount
2016	1,239	$23.45 to $25.72	$31,873	0.90% to 1.40%	15.68% to 16.25%		1.49%
2015	1,781	$20.28 to $22.13	$39,400	0.90% to 1.40%	-7.28% to -6.82%		1.90%
2014	2,046	$21.87 to $23.75	$48,594	0.90% to 1.40%	7.88% to 8.41%		1.35%
2013	2,049	$20.27 to $21.91	$44,889	0.90% to 1.40%	34.10% to 34.76%		1.69%
2012	2,053	$15.12 to $16.26	$33,363	0.90% to 1.40%	17.58% to 18.16%		1.77%
Invesco V.I. International Growth Series II Subaccount
2016	5,821,432	$10.51 to $10.94	$60,897,660	0.65% to 1.80%	-2.45% to -1.34%		1.17%
2015	5,626,127	$10.78 to $11.09	$59,818,558	0.65% to 1.80%	-4.34% to -3.24%		1.47%
2014	3,006,739	$11.46 to $14.48	$33,378,928	0.65% to 1.70%	-1.58% to -0.56%		1.46%
2013	2,518,237	$11.46 to $11.53	$28,107,409	0.65% to 1.80%	16.62% to 17.95%		1.14%
2012	2,087,453	$9.77 to $12.60	$19,818,054	0.65% to 1.70%	13.32% to 14.51%		1.25%
Invesco V.I. Balanced-Risk Allocation Series II Subaccount
2016	39,632,067	$11.49 to $12.16	$465,725,710	0.65% to 1.80%	9.54% to 10.79%		0.19%
2015	35,989,627	$10.49 to $10.97	$384,089,230	0.65% to 1.80%	-6.09% to -5.02%		3.93%
2014	36,089,969	$11.17 to $11.55	$408,327,163	0.65% to 1.80%	3.84% to 5.03%		0.00%
2013	72,296,974	$10.75 to $11.00	$784,723,259	0.65% to 1.80%	-0.37% to 0.76%		1.64%
2012	73,410,013	$10.79 to $10.92	$796,163,005	0.65% to 1.80%	7.94%(a) to 9.17%	(b)	1.46%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income VIP Subaccount
2016	5,841,926	$16.89 to $17.52	$100,631,953	0.90% to 1.50%	12.34% to 13.01%		4.99%
2015	6,689,370	$15.04 to $15.50	$102,408,387	0.90% to 1.50%	-8.43% to -7.88%		4.67%
2014	7,618,970	$15.02 to $16.42	$127,059,551	0.65% to 1.50%	3.07% to 3.94%		4.91%
2013	8,260,533	$14.45 to $15.93	$133,490,626	0.65% to 1.50%	12.26% to 13.21%		6.43%
2012	8,677,064	$12.76 to $14.19	$124,619,089	0.65% to 1.50%	10.98% to 11.92%		6.51%
Franklin Flex Cap Growth VIP Subaccount
2016	815,822	$17.46 to $18.71	$14,464,130	0.90% to 1.50%	-4.32% to -3.75%		0.00%
2015	998,260	$18.25 to $19.44	$18,529,429	0.90% to 1.50%	2.82% to 3.43%		0.00%
2014	1,087,105	$17.75 to $18.80	$19,582,646	0.90% to 1.50%	4.54% to 5.16%		0.00%
2013	5,043,483	$16.01 to $16.98	$86,880,974	0.65% to 1.50%	35.45% to 36.59%		0.00%
2012	6,093,417	$11.72 to $12.54	$77,338,709	0.65% to 1.50%	7.64% to 8.55%		0.00%
Templeton Foreign VIP Subaccount
2016	11,133,928	$11.72 to $13.63	$154,658,645	0.65% to 1.50%	5.59% to 6.48%		1.96%
2015	11,965,281	$11.00 to $12.91	$157,043,175	0.65% to 1.50%	-7.88% to -7.10%		3.19%
2014	12,382,534	$11.85 to $14.01	$175,984,459	0.65% to 1.50%	-12.45% to -11.71%		1.86%
2013	11,785,186	$13.42 to $16.00	$190,921,577	0.65% to 1.50%	21.15% to 22.18%		2.41%
2012	12,804,945	$10.98 to $13.21	$170,876,691	0.65% to 1.50%	16.48% to 17.47%		2.98%
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
2016	3,231,491	$15.19 to $18.20	$52,938,917	0.65% to 1.80%	13.93% to 15.23%		0.24%
2015	3,633,992	$13.33 to $15.79	$51,975,184	0.65% to 1.80%	-10.14% to -9.11%		0.37%
2014	3,781,409	$17.38 to $19.90	$59,853,268	0.65% to 1.70%	11.66% to 12.82%		0.69%
2013	4,238,531	$15.40 to $17.83	$59,817,401	0.65% to 1.70%	34.43% to 35.83%		0.90%
2012	4,956,219	$11.34 to $13.26	$51,777,649	0.65% to 1.70%	13.44% to 14.63%		0.36%
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount
2016	3,164,397	$14.90 to $15.45	$47,052,287	0.65% to 1.80%	1.59% to 2.75%		0.00%
2015	3,818,452	$14.66 to $15.04	$55,180,851	0.65% to 1.80%	4.28% to 5.47%		0.00%
2014	2,656,471	$14.06 to $14.26	$36,612,345	0.65% to 1.80%	7.50% to 8.73%		0.00%
2013	2,790,184	$13.08 to $13.11	$35,440,992	0.65% to 1.80%	37.21% to 38.77%		0.00%
2012	2,445,864	$9.45 to $9.53	$22,483,370	0.65% to 1.80%	14.93% to 16.25%		0.00%
Managed Volatility Fund II Subaccount
2016	32,798,678	$12.98 to $13.74	$434,931,531	0.65% to 1.80%	5.79% to 6.99%		5.06%
2015	39,119,397	$12.27 to $12.84	$488,233,865	0.65% to 1.80%	-9.19% to -8.15%		4.17%
2014	35,080,848	$13.51 to $13.98	$480,249,595	0.65% to 1.80%	2.07% to 3.24%		2.79%
2013	21,623,404	$13.24 to $13.54	$288,893,104	0.65% to 1.80%	19.59% to 20.96%		2.21%
2012	9,304,159	$11.07 to $11.20	$103,484,894	0.65% to 1.80%	10.71%(a) to 11.97%	(b)	0.83%
Managed Tail Risk Fund II Service Shares Subaccount
2016	6,766,146	$8.49 to $8.80	$58,179,671	0.65% to 1.80%	-5.99% to -4.91%		1.46%
2015	6,971,868	$9.03 to $9.26	$63,498,730	0.65% to 1.80%	-8.27% to -7.22%		1.48%
2014	5,929,427	$9.85 to $9.98	$58,649,430	0.65% to 1.80%	-3.08% to -1.97%		0.90%
2013	576,089	$10.16 to $10.17	$5,855,938	0.90% to 1.80%	1.58%(a) to 1.72%	(b)	0.00%
Managed Tail Risk Fund II Primary Shares Subaccount
2016	2,327,966	$8.59 to $8.72	$20,148,924	0.90% to 1.80%	-5.71% to -4.87%		1.42%
2015	1,171,084	$9.11 to $9.17	$10,701,566	0.90% to 1.80%	-8.87%(a) to - 8.33%	(b)	0.00%
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
2016	16,017,687	$14.31 to $15.28	$224,804,275	0.65% to 1.80%	9.32% to 10.56%		1.44%
2015	24,338,160	$12.94 to $13.98	$310,159,455	0.65% to 1.80%	-6.27% to -5.20%		1.20%
2014	24,752,343	$13.65 to $14.92	$334,208,036	0.65% to 1.80%	10.62% to 11.88%		0.93%
2013	34,313,834	$12.20 to $13.49	$416,332,553	0.65% to 1.80%	30.58% to 32.07%		0.89%
2012	42,991,134	$9.24 to $10.33	$397,289,167	0.65% to 1.80%	16.71% to 18.05%		0.91%
U.S. Equity Insights Subaccount
2016	810,995	$17.69 to $22.48	$13,938,477	0.65% to 1.70%	8.62% to 9.76%		0.99%
2015	1,013,790	$16.12 to $16.16	$15,898,729	0.65% to 1.80%	-2.17% to -1.05%		1.06%
2014	1,109,905	$16.29 to $16.52	$17,488,460	0.65% to 1.80%	14.13% to 15.43%		1.52%
2013	597,078	$14.11 to $18.50	$8,244,878	0.65% to 1.70%	34.93% to 36.34%		1.49%
2012	204,856	$10.23 to $13.74	$2,088,863	0.90% to 1.60%	12.33% to 13.12%		1.24%
Strategic Growth Subaccount
2016	1,148,929	$16.78 to $19.59	$18,966,305	0.65% to 1.70%	-0.01% to 1.03%		0.39%
2015	1,180,719	$16.09 to $16.60	$19,093,143	0.65% to 1.80%	1.32% to 2.47%		0.11%
2014	1,081,223	$15.88 to $16.20	$17,154,275	0.65% to 1.80%	11.38% to 12.65%		0.12%
2013	1,111,399	$14.26 to $14.38	$15,653,890	0.65% to 1.80%	29.67% to 31.15%		0.17%
2012	986,486	$10.84 to $10.99	$10,599,300	0.90% to 1.80%	17.50% to 18.56%		0.53%
Global Trends Allocation Subaccount
2016	12,686,875	$11.01 to $11.61	$142,555,732	0.65% to 1.80%	2.49% to 3.66%		0.25%
2015	15,304,897	$10.74 to $11.20	$167,045,958	0.65% to 1.80%	-7.48% to -6.43%		0.09%
2014	12,941,890	$11.61 to $11.96	$152,018,061	0.65% to 1.80%	2.11% to 3.27%		0.04%
2013	8,883,962	$11.37 to $11.59	$101,766,919	0.65% to 1.80%	11.56% to 12.83%		0.08%
2012	2,442,955	$10.19 to $10.25	$24,969,700	0.90% to 1.80%	1.90%(a) to 2.51%	(b)	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income VIP Subaccount
2016	8,840,762	$12.33 to $14.54	$122,669,583	0.65% to 1.80%	11.86% to 13.13%		4.75%
2015	9,608,212	$11.02 to $12.85	$118,480,623	0.65% to 1.80%	-8.79% to -7.75%		4.46%
2014	11,018,841	$12.08 to $13.93	$147,946,432	0.65% to 1.80%	2.67% to 3.85%		4.70%
2013	10,892,020	$11.77 to $13.41	$141,409,196	0.65% to 1.80%	11.84% to 13.12%		6.18%
2012	10,096,329	$10.52 to $11.86	$116,592,596	0.65% to 1.80%	10.56% to 11.83%		6.37%
Franklin Flex Cap Growth VIP Subaccount
2016	1,465,197	$13.27 to $14.96	$21,106,474	0.65% to 1.80%	-4.70% to -3.61%		0.00%
2015	1,804,086	$13.92 to $15.52	$27,008,143	0.65% to 1.80%	2.47% to 3.64%		0.00%
2014	1,631,592	$13.58 to $14.97	$23,756,365	0.65% to 1.80%	4.10% to 5.29%		0.00%
2013	17,021,334	$13.05 to $14.22	$238,112,912	0.65% to 1.80%	34.85% to 36.39%		0.00%
2012	19,906,479	$9.68 to $10.43	$205,379,297	0.65% to 1.80%	7.30% to 8.53%		0.00%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Templeton Foreign VIP Subaccount
2016	44,350,488	$9.71 to $10.08	$435,604,003	0.65% to 1.80%	5.20% to 6.40%		1.84%
2015	45,425,008	$9.23 to $9.47	$421,590,970	0.65% to 1.80%	-8.30% to -7.25%		3.06%
2014	44,353,149	$10.06 to $10.21	$446,238,018	0.65% to 1.80%	-12.79% to -11.79%		1.78%
2013	38,925,169	$11.54 to $11.58	$446,025,148	0.65% to 1.80%	20.69% to 22.07%		2.35%
2012	39,772,065	$9.48 to $9.56	$375,468,493	0.65% to 1.80%	16.04% to 17.37%		2.93%
Franklin Founding Funds Allocation VIP Subaccount
2016	3,130,944	$12.89 to $13.77	$41,864,043	0.65% to 1.80%	10.93% to 12.19%		3.65%
2015	3,321,166	$11.62 to $12.27	$39,641,651	0.65% to 1.80%	-7.90% to -6.85%		2.85%
2014	3,609,116	$12.62 to $13.17	$46,203,856	0.65% to 1.80%	0.93% to 2.09%		2.64%
2013	3,398,828	$12.50 to $12.90	$42,731,682	0.65% to 1.80%	21.49% to 22.88%		10.22%
2012	3,171,385	$10.29 to $10.50	$32,491,321	0.65% to 1.80%	13.12% to 14.42%		2.70%
Ivy Variable Insurance Portfolios:
VIP Asset Strategy Subaccount
2016	16,162,783	$9.98 to $13.78	$210,832,844	0.65% to 1.80%	-4.29% to -3.20%		0.59%
2015	22,664,990	$10.42 to $14.23	$307,075,294	0.65% to 1.80%	-9.97% to -8.94%		0.37%
2014	29,714,268	$11.58 to $15.63	$444,751,010	0.65% to 1.80%	-6.94% to -5.88%		0.49%
2013	31,496,692	$12.44 to $16.61	$504,378,620	0.65% to 1.80%	22.92% to 24.32%		1.29%
2012	32,943,921	$10.12 to $13.36	$427,245,594	0.65% to 1.80%	17.06% to 18.40%		1.13%
VIP Global Natural Resources Subaccount
2016	6,441,680	$6.19 to $8.42	$51,845,201	0.65% to 1.80%	21.62% to 23.01%		0.69%
2015	6,380,620	$5.09 to $6.85	$41,970,257	0.65% to 1.80%	-23.77% to -22.90%		0.10%
2014	6,439,295	$6.68 to $8.88	$55,154,702	0.65% to 1.80%	-14.58% to -13.60%		0.00%
2013	6,757,510	$7.82 to $10.28	$67,301,198	0.65% to 1.80%	5.89% to 7.11%		0.00%
2012	7,948,947	$7.38 to $9.60	$74,387,419	0.65% to 1.80%	0.07% to 1.22%		0.00%
VIP Science and Technology Subaccount
2016	3,541,073	$15.90 to $24.24	$81,392,310	0.65% to 1.80%	-0.25% to 0.89%		0.00%
2015	4,188,440	$15.94 to $24.03	$95,928,049	0.65% to 1.80%	-4.60% to -3.51%		0.00%
2014	4,209,324	$16.71 to $24.90	$100,544,506	0.65% to 1.80%	1.09% to 2.25%		0.00%
2013	3,606,222	$16.53 to $24.35	$84,876,634	0.65% to 1.80%	53.62% to 55.38%		0.00%
2012	2,595,490	$10.76 to $15.67	$39,581,211	0.65% to 1.80%	25.56% to 27.00%		0.00%
Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount
2016	40,895,505	$10.92 to $11.62	$458,150,270	0.65% to 1.80%	4.35% to 5.54%		1.29%
2015	44,693,798	$10.46 to $11.01	$477,261,920	0.65% to 1.80%	-6.19% to -5.11%		1.25%
2014	47,867,095	$11.15 to $11.61	$542,450,717	0.65% to 1.80%	1.24% to 2.39%		0.97%
2013	43,764,170	$11.01 to $11.34	$487,711,351	0.65% to 1.80%	6.02% to 7.23%		0.83%
2012	31,354,654	$10.39 to $10.57	$328,092,568	0.65% to 1.80%	6.46% to 7.69%		0.15%
TOPS® Managed Risk Moderate Growth ETF Subaccount
2016	64,372,005	$11.07 to $11.78	$730,788,110	0.65% to 1.80%	4.43% to 5.63%		1.48%
2015	72,139,874	$10.60 to $11.16	$780,337,703	0.65% to 1.80%	-8.02% to -6.96%		1.34%
2014	76,243,737	$11.52 to $11.99	$892,532,662	0.65% to 1.80%	0.99% to 2.15%		1.05%
2013	65,358,277	$11.41 to $11.74	$754,175,513	0.65% to 1.80%	10.41% to 11.67%		0.87%
2012	47,508,996	$10.33 to $10.51	$494,355,596	0.65% to 1.80%	6.73% to 7.95%		0.16%
TOPS® Managed Risk Growth ETF Subaccount
2016	56,567,751	$10.65 to $11.35	$617,803,913	0.65% to 1.80%	3.70% to 4.89%		1.63%
2015	64,084,941	$10.27 to $10.82	$671,599,440	0.65% to 1.80%	-10.75% to -9.73%		1.40%
2014	73,248,450	$11.51 to $11.98	$856,379,558	0.65% to 1.80%	-0.48% to 0.66%		0.89%
2013	64,899,624	$11.57 to $11.90	$759,033,571	0.65% to 1.80%	13.91% to 15.21%		0.94%
2012	53,061,595	$10.16 to $10.33	$542,391,845	0.65% to 1.80%	6.32% to 7.54%		0.10%
Northern Lights Variable Trust - Class 3:
TOPS® Managed Risk Balanced ETF Subaccount
2016	4,160,177	$9.55 to $9.73	$40,010,640	0.65% to 1.80%	4.15% to 5.34%		1.54%
2015	2,064,671	$9.17 to $9.24	$18,978,075	0.65% to 1.80%	-8.34%(a) to - 7.64%	(b)	2.49%
TOPS® Managed Risk Moderate Growth ETF Subaccount
2016	7,424,602	$9.32 to $9.50	$69,677,428	0.65% to 1.80%	4.27% to 5.46%		1.73%
2015	3,796,542	$8.94 to $9.00	$34,016,351	0.65% to 1.80%	-10.64%(a) to - 9.95%	(b)	2.53%
TOPS® Managed Risk Growth ETF Subaccount
2016	3,420,042	$9.04 to $9.22	$31,153,475	0.65% to 1.80%	3.64% to 4.83%		1.76%
2015	1,972,175	$8.72 to $8.79	$17,254,823	0.65% to 1.80%	-12.75%(a) to - 12.09%	(b)	2.86%
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount
2016	1,850,444	$10.09 to $10.29	$18,833,045	0.65% to 1.80%	3.97% to 5.16%		0.39%
2015	1,805,444	$9.70 to $9.79	$17,585,800	0.65% to 1.80%	-2.96%(a) to -2.12%	(b)	0.60%
Franklin Templeton Variable Insurance Products Trust - Class 5:
Franklin VolSmart Allocation VIP Subaccount
2016	12,769,563	$9.53 to $9.71	$122,565,284	0.65% to 1.80%	2.74% to 3.92%		0.41%
2015	5,888,660	$9.28 to $9.35	$54,778,659	0.65% to 1.80%	-7.25%(a) to -6.54%	(b)	1.66%
Legg Mason Partners Variable Income Trust - Class II:
Western Asset Core Plus VIT Subaccount
2016	50,186,900	$9.93 to $10.12	$502,299,640	0.65% to 1.80%	2.33% to 3.50%		2.75%
2015	33,406,178	$9.70 to $9.77	$325,111,082	0.65% to 1.80%	-3.01%(a) to -2.27%	(b)	4.65%

*

This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**

This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.
****

The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average contract owners’ equity. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average contract owners’ equity for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)

Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company

and Contract Owners of Ohio National Variable Account A:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account A (comprised of the sub-accounts listed in Note 1b) (collectively, “the Accounts”) as of December 31, 2016, and the related statements of operations for the year or periods then ended, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with transfer agents of the underlying mutual funds or by other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the year or periods then ended, the changes in their contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

April 5, 2017

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Financial Statements and Schedules

December 31, 2016, 2015 and 2014

(With Independent Auditors’ Report Thereon)

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2016 and 2015, and the related consolidated statements of income, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2016. In connection with our audits of the consolidated financial statements, we have also audited the financial statement schedules I, III, IV, and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States) and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2016, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

April 11, 2017

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Balance Sheets

December 31, 2016 and 2015

(Dollars in thousands, except share amounts)

Assets	2016	2015
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities	$7,674,609	6,980,703
Fixed maturity securities on loan	261,809	173,941
Equity securities	82,454	88,289
Equity securities on loan	4,258	1,360
Trading securities, at fair value:
Fixed maturity securities	1,509	2,486
Equity securities	—	1
Fixed maturity held-to-maturity securities, at amortized cost	1,284,770	1,217,546
Mortgage loans on real estate, net	1,159,432	1,171,297
Real estate, net	25,604	26,730
Policy loans	573,875	500,197
Other long-term investments	46,893	39,789
Short-term investments securities lending collateral	274,480	190,157
Short-term investments	54,086	38,870

Total investments	11,443,779	10,431,366
Cash and cash equivalents	276,286	366,882
Accrued investment income	90,230	86,775
Deferred policy acquisition costs	1,539,379	1,515,379
Reinsurance recoverable	2,636,316	1,945,276
Other assets	224,376	208,491
Federal income tax recoverable	18,573	9,492
Assets held in separate accounts	21,445,741	20,494,720

Total assets	$37,674,680	35,058,381

Liabilities and Equity
Future policy benefits and claims	$11,940,897	10,972,528
Policyholders’ dividend accumulations	38,108	39,825
Other policyholder funds	117,767	118,223
Notes payable (net of unamortized discount and debt issuance costs of $3,871 in 2016 and $4,068 in 2015)	306,629	306,433
Federal income taxes:
Deferred	566,186	385,042
Other liabilities	430,782	427,364
Payables for securities lending collateral	274,480	190,157
Liabilities related to separate accounts	21,445,741	20,494,720

Total liabilities	35,120,590	32,934,292

Equity:
Stockholder’s equity:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	288,076	288,076
Accumulated other comprehensive income	108,752	83,603
Retained earnings	2,147,262	1,742,410

Total stockholder’s equity	2,554,090	2,124,089

Total liabilities and equity	$37,674,680	35,058,381

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Income

Years ended December 31, 2016, 2015 and 2014

(Dollars in thousands)

	2016	2015	2014
Revenues:
Traditional life insurance premiums	$565,954	479,730	433,551
Annuity premiums and charges	288,255	297,322	289,973
Universal life policy charges	154,142	138,816	109,982
Accident and health insurance premiums	16,953	16,337	15,794
Investment management fees	16,209	15,742	12,289
Change in value of trading securities	(42)	(136)	754
Net investment income	464,058	462,218	452,119
Net realized gains (losses):
Investment (losses) gains:
Total other-than-temporary impairment losses on securities	(826)	(8,208)	(7,370)
Portion of impairment losses recognized in other comprehensive (loss) income	(7,167)	(2,305)	(2,913)

Net other-than-temporary impairment losses on securities recognized in earnings	(7,993)	(10,513)	(10,283)
Realized gains, excluding other-than-temporary impairment losses on securities	6,249	11,405	16,641

Total investment (losses) gains	(1,744)	892	6,358
Derivative instruments	(23,264)	(2,556)	(6,980)
Other income	98,376	108,425	104,894

	1,578,897	1,516,790	1,418,734

Benefits and expenses:
Benefits and claims	290,449	746,614	614,488
Provision for policyholders’ dividends on participating policies	85,725	74,233	56,313
Amortization of deferred policy acquisition costs	189,825	151,747	97,184
Commissions, net	136,221	137,509	126,291
Other operating costs and expenses	237,180	237,896	203,308

	939,400	1,347,999	1,097,584

Income before income taxes	639,497	168,791	321,150

Income taxes:
Current (benefit) expense	(7,354)	13,170	31,734
Deferred expense	166,999	25,978	52,531

	159,645	39,148	84,265

Net income	$479,852	129,643	236,885

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

Years ended December 31, 2016, 2015 and 2014

(Dollars in thousands)

	Before tax		Tax (expense) benefit	After tax
2016
Net income	$			479,852
Other comprehensive income, net of taxes:
Unrecognized net periodic benefit cost		(10,599)	3,710	(6,889)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		49,667	(17,476)	32,191
Deferred acquisition costs		(5,038)	1,763	(3,275)
Future policy benefits and claims		(1,198)	419	(779)
Other policyholder funds		8,885	(3,110)	5,775
Less:
Net gains on securities available-for-sale realized during the period		5,574	(1,951)	3,623
Amortization of pension and other post-retirement benefits		(2,691)	942	(1,749)

Total other comprehensive income		38,834	(13,685)	25,149

Total comprehensive income				$505,001

2015
Net income	$			129,643
Other comprehensive loss, net of taxes:
Unrecognized net periodic benefit cost		(1,417)	496	(921)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		(226,731)	79,647	(147,084)
Deferred acquisition costs		72,497	(25,374)	47,123
Future policy benefits and claims		8,526	(2,984)	5,542
Less:
Net gains on securities available-for-sale realized during the period		7,758	(2,715)	5,043
Amortization of pension and other post-retirement benefits		(2,171)	760	(1,411)

Total other comprehensive loss		(152,712)	53,740	(98,972)

Total comprehensive income				$30,671

2014
Net income	$			236,885
Other comprehensive income, net of taxes:
Unrecognized net periodic benefit cost		(12,057)	4,220	(7,837)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		235,603	(82,660)	152,943
Deferred acquisition costs		(51,593)	18,058	(33,535)
Future policy benefits and claims		(12,727)	4,454	(8,273)
Less:
Net gains on securities available-for-sale realized during the period		9,512	(3,329)	6,183
Amortization of pension and other post-retirement benefits		(866)	303	(563)

Total other comprehensive income		150,580	(52,902)	97,678

Total comprehensive income				$334,563

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Changes in Equity

Years ended December 31, 2016, 2015 and 2014

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Total stockholder’s equity
Balance, December 31, 2013	$10,000	288,076	84,897	1,525,882	1,908,855
Dividends to stockholder	—	—	—	(60,000)	(60,000)
Comprehensive income:
Net income	—	—	—	236,885	236,885
Other comprehensive income	—	—	97,678	—	97,678

Total comprehensive income					334,563

Balance, December 31, 2014	10,000	288,076	182,575	1,702,767	2,183,418
Dividends to stockholder	—	—	—	(90,000)	(90,000)
Comprehensive income:
Net income	—	—	—	129,643	129,643
Other comprehensive loss	—	—	(98,972)	—	(98,972)

Total comprehensive income					30,671

Balance, December 31, 2015	10,000	288,076	83,603	1,742,410	2,124,089
Dividends to stockholder	—	—	—	(75,000)	(75,000)
Comprehensive income:
Net income	—	—	—	479,852	479,852
Other comprehensive income	—	—	25,149	—	25,149

Total comprehensive income					505,001

Balance, December 31, 2016	$10,000	288,076	108,752	2,147,262	2,554,090

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Cash Flows

Years ended December 31, 2016, 2015 and 2014

(Dollars in thousands)

	2016	2015	2014
Cash flows from operating activities:
Net income	$479,852	129,643	236,885
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sale and maturity of fixed maturity trading securities	934	2,422	4,126
Proceeds from sale of equity trading securities	—	—	20,971
Cost of equity trading securities acquired	—	—	(20,000)
Interest credited to policyholder account values	224,183	223,446	221,301
Universal life and investment-type product policy fees	(381,643)	(358,784)	(328,391)
Capitalization of deferred policy acquisition costs	(244,760)	(238,576)	(243,048)
Amortization of deferred policy acquisition costs	189,825	151,747	97,184
Amortization and depreciation	7,499	8,107	6,524
Net realized losses on investments and derivative instruments	25,008	1,664	622
Change in value of trading securities	42	136	(754)
Deferred federal income tax expense	166,999	25,978	52,531
Increase in accrued investment income	(3,455)	(1,340)	(1,836)
Increase in other assets and reinsurance recoverable	(741,357)	(251,340)	(430,180)
Increase in policyholder liabilities	687,910	593,049	562,121
Increase in policyholders’ dividend accumulations and other funds	5,812	17,131	32,851
(Decrease) increase in federal income tax recoverable	(9,081)	19,121	(29,608)
Increase in other liabilities	17,354	92,793	64,632
Other, net	372	(102)	264

Net cash provided by operating activities	425,494	415,095	246,195

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	145,018	187,339	133,520
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity available-for-sale securities	606,275	533,888	606,530
Proceeds from sale of available-for-sale equity securities	7,888	4,225	8,932
Proceeds from maturity of fixed maturity held-to-maturity securities	35,800	31,000	32,000
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity held-to-maturity securities	75,974	126,372	53,865
Proceeds from repayment of mortgage loans on real estate	195,250	186,849	196,982
Proceeds from sale of real estate	436	—	3,320
Cost of fixed maturity available-for-sale securities acquired	(1,486,153)	(1,163,163)	(1,100,216)
Cost of available-for-sale equity securities acquired	(6,428)	(3,000)	(24,305)
Cost of fixed maturity held-to-maturity securities acquired	(185,231)	(146,008)	(199,320)
Cost of mortgage loans on real estate acquired	(183,395)	(185,581)	(135,732)
Cost of real estate acquired	—	(3,396)	(3,556)
Derivative payments, net	(15,735)	(3,572)	(6,778)
Change in payables for securities lending collateral, net	84,323	(46,728)	39,383
Net (decrease) increase in short-term investments	(15,216)	6,847	(7,323)
Change in policy loans, net	(73,678)	(55,995)	(54,777)
Change in other long-term invested assets, net	(38,583)	(17,886)	(28,832)

Net cash used in investing activities	(853,455)	(548,809)	(486,307)

Cash flows from financing activities:
Universal life and investment product account deposits	2,302,207	2,728,374	3,069,999
Universal life and investment product account withdrawals	(1,805,519)	(2,439,295)	(2,710,636)
Dividends paid to parent	(75,000)	(90,000)	(60,000)

Net cash provided by financing activities	421,688	199,079	299,363

Net (decrease) increase in cash and cash equivalents	(6,273)	65,365	59,251
Cash and cash equivalents, beginning of year	557,039	491,674	432,423

Cash and cash equivalents, end of year	$550,766	557,039	491,674

Supplemental disclosures:
Federal income tax (received) paid	$(196)	(7,842)	55,847
Interest paid on notes payable	22,011	22,011	22,011

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(1)	Organization and Business Description

Organization

The Ohio National Life Insurance Company is a stock life insurance company wholly owned by Ohio National Financial Services, Inc. (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance laws.

The Ohio National Life Insurance Company and its subsidiaries are collectively referred to as “ONLIC” or the “Company”.

In 1998, ONLIC became a stock company under provisions of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual holding companies.

ONLIC owns 100% of Ohio National Life Assurance Corporation (“ONLAC”), a stock life insurance subsidiary, National Security Life and Annuity Company (“NSLAC”), a stock life insurance subsidiary, Montgomery Re, Inc. (“MONT”), a special purpose financial captive life insurance company, Kenwood Re, Inc. (“KENW”), a special purpose financial captive life insurance company, Camargo Re Captive, Inc. (“CMGO”), a special purpose financial captive life insurance company, Ohio National Equities, Inc. (“ONEQ”), a broker dealer registered under the Securities and Exchange Commission Act of 1934, and The O.N. Equity Sales Company (“ONESCO”), a broker dealer registered under the Securities and Exchange Commission Act of 1934.

Business

ONLIC and ONLAC are life and health insurers licensed in 49 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offer a full range of life, health (disability), and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. NSLAC is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which they are licensed and undergo periodic examinations by those departments.

MONT engages in the business of reinsuring term life insurance and certain death benefit guarantee universal life policies with affiliated companies. KENW and CMGO engage in the business of reinsuring term life insurance with affiliated companies.

ONEQ earns revenue by retaining a sales load from the sale of variable life insurance contracts on behalf of ONLAC and variable annuity contracts, fixed annuity contracts and fixed indexed annuity contracts on behalf of ONLIC, to unrelated third party broker dealers under distribution agreements with ONLAC and ONLIC. ONESCO earns commissions and fees from sales of variable life contracts under a distribution agreement with ONLAC and annuity contracts under a distribution agreement with ONLIC as well as commissions and fees related to sales of unaffiliated products.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The Company sells variable annuities through unrelated broker dealers and banks, as well as through independent agents appointed with the Company.

(2)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany transactions and balances have been eliminated in consolidation.

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below.

(a)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Actual results could differ from estimates.

The most significant estimates and assumptions include those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, allowance for loan losses for mortgage loans on real estate, valuation of and impairment losses on investments and valuation of embedded derivatives. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the consolidated balance sheet date. Management believes the amounts provided are appropriate.

(b)	Fair Value

Certain assets and liabilities are measured at estimated fair value in the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. Note 6 to the consolidated financial statements includes further disclosures of estimated fair values.

(c)	Investments

Net Investment Income and Net Realized Gains (Losses)

Income on investments is reported within net investment income. Gains and losses on sales of investments, impairment losses and changes in the allowance for loan losses on mortgage loans are reported within net realized gains (losses).

8

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are reported at their estimated fair value. Unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims, other policyholder funds and deferred federal income tax, are recorded as a separate component of accumulated other comprehensive income in equity.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities in the consolidated statements of income.

Fixed maturity and equity securities classified as trading are reported at their estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities in the consolidated statements of income.

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost.

Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block portfolio are offset by increases in the deferred policyholder obligation for that group of policies. See Note 17 for further information on the Closed Block.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Management regularly reviews its fixed maturity and equity securities portfolios in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. See Note 7 for management’s description and analysis of the portfolio.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at the unpaid principal balance less an allowance for loan losses. The allowance is comprised of a specific and general component. The specific component relates to loans that have been identified as impaired and is generally measured as the difference between the impaired principal balance less the fair value of the collateral, if collateral dependent, less cost to sell. The Company provides allowances for impairments of these mortgage loans based on a review by portfolio managers. For the general component, management’s periodic evaluation of the adequacy of the

9

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

allowance is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, and other relevant factors.

Commercial mortgages can be restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case by case basis to evaluate whether a TDR has occurred and will then establish a specific valuation allowance for the excess carrying value of the loan over the estimated fair value of the collateral.

Changes in the allowance are recorded in net realized gains (losses). Loans in foreclosure and loans considered to be impaired as of the consolidated balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

Real Estate

Real estate, net, which is comprised of buildings and improvements, held for company investment, is carried at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the assets. The estimated useful life for company occupied real estate is 30 to 39 years and the estimated useful life for building improvements is 5 to 15 years. Real estate, net also includes land which is carried at cost.

The Company occupies less than 50% of buildings held for company investment.

The cost basis of the real estate and building improvements was $22,427 and $22,862 at December 31, 2016 and 2015, respectively. Accumulated depreciation was $1,778 and $1,087 at December 31, 2016 and 2015, respectively. Related depreciation expense was $492, $655, and $486 for the years ended December 31, 2016, 2015, and 2014, respectively, and is included in net investment income in the consolidated statements of income. The cost basis of land was $4,955 at December 31, 2016 and 2015.

The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

Policy Loans

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate and is included in net investment income on the consolidated statements of income. Generally, accrued interest is capitalized on the policy’s anniversary date.

Other Long Term Investments

Venture capital partnerships are carried on the equity method basis.

10

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

New Market Tax Credits, which are associated with other long-term investments, are accounted for using the effective yield method. Under the effective yield method, the Company recognizes tax credits as they are allocated and amortizes the initial cost of the investment to provide a constant effective yield over the period that the tax credits are allocated to the Company. Under the effective yield method, any tax credits allocated, net of amortization of the investment in the limited liability companies, is recognized in the consolidated statements of income as a component of income taxes attributable to continuing operations.

Securities Lending Program

The Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% and 105%, respectively, of the market value of the domestic and foreign securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or a bank letter of credit or equivalent obligation as may be pre-approved by the Company. The Company monitors the estimated fair value of the loaned securities on a daily basis and additional collateral is obtained as necessary. The asset, short-term investments securities lending collateral, and corresponding liability, payables for securities lending collateral, are recorded on the consolidated balance sheets. Income and expenses associated with securities lending transactions are reported within net investment income.

Short-term Investments

Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value.

(d)	Derivatives

The Company enters into derivative transactions that do not meet the criteria for hedge accounting or have not been designated in hedging relationships by the Company pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 815, Derivatives and Hedging. The Company purchases equity index put options, equity futures, currency futures, equity swaps and interest rate swaptions as hedges for certain riders that are sold with variable annuity products. The Company similarly purchases equity index call options as hedges for the fixed indexed annuity product. These transactions provide the Company with an economic hedge, which is used as part of its overall risk management strategies. The futures derivative instruments are carried at estimated fair value in other long-term investments or other liabilities, and the remaining derivative instruments are carried at estimated fair value in other long-term investments, with changes in estimated fair value recorded in net realized gains (losses) derivative instruments in the consolidated statements of income.

The Company enters into derivative transactions that meet the criteria for hedge accounting pursuant to FASB ASC Topic 815, Derivatives and Hedging. The Company purchased a foreign currency swap that meets the criteria for hedge accounting as a cash flow hedge. The swap instrument is carried at estimated fair value in other long-term investments or other liabilities. Changes in the estimated fair value of the swap are recorded in other comprehensive income in the consolidated balance sheets.

11

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The Company sells variable annuities and fixed indexed annuities, issues certain insurance products and investment contracts, and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

•	the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

•	the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

•	a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

Such embedded derivatives are carried at estimated fair value with the reinsurance embedded derivatives reported in reinsurance recoverables in the consolidated balance sheets. The change in the estimated fair value is reported in benefits and claims in the consolidated statements of income.

(e)	Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term and highly liquid investments with original maturities of three months or less (including securities lending collateral and reverse repurchase agreements) to be cash equivalents.

(f)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The Company incurs costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as deferred acquisition costs (“DAC”). Such costs generally include:

•	incremental direct costs of contract acquisitions;

•

the portion of the employee’s total compensation, excluding any compensation that is deferred as part of contract acquisitions, and payroll related fringe benefits for certain costs related directly to time spent performing underwriting, policy issuance, medical/inspection, and sales force contract selling acquisition activities of a successful contract;

•	other costs related directly to the insurer’s acquisition activities noted above that would not have been incurred had the issuance of the contract not occurred; and

•	certain advertising costs that meet the deferral criteria.

All other acquisition costs such as general advertising, market research, training, administration and unsuccessful acquisition efforts are expensed as incurred.

12

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue is estimated using the same assumptions as were used for computing liabilities for future policy benefits.

For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross revenues (projected investment income, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses) or estimated future gross profits (gross revenues less interest credits, policy benefits and policy maintenance expenses).

DAC for participating life products, investment products and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale.

The most significant assumptions that are involved in the estimation of future gross profits include future gross separate account performance, surrender/lapse rates, withdrawals/partial withdrawals, interest margins and mortality. The Company’s long-term assumption for gross separate account performance, net of investment fees, is 7.88%, a blend of expected returns from stock, money market and bond funds representative of the in-force block of contracts before a deduction for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 0.98% or in excess of 14.77% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (“DAC unlocking”), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the amortization of DAC in the consolidated statements of income. See Note 9 for further information on the DAC unlocking adjustment made in 2016.

13

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements:

•	day-one bonuses which increase the account value at inception; and

•	enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts.

Sales inducements are deferred and amortized using the same methodology and assumptions used to amortize DAC.

(g)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. To the extent there are loss limiting features that preclude the reinsurer from assuming the risk of significant loss, the Company accounts for such agreements using deposit accounting. See Note 12 for additional reinsurance disclosures.

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

Amounts recoverable under reinsurance agreements, which totaled $2,636,316 and $1,945,276 as of December 31, 2016 and 2015, respectively, include ceded reserves, paid and unpaid claims, and certain other amounts.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts on the consolidated statements of income. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

The Company enters into reinsurance agreements with various insurance subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

14

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(h)	Equipment and Computer Software and Hardware

Equipment, which is included in other assets, is stated at cost, less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. The estimated life is generally 2 to 10 years for equipment. The cost basis of the equipment was $27,046 and $24,354 at December 31, 2016 and 2015, respectively. Accumulated depreciation of equipment was $15,239 and $13,261 at December 31, 2016 and 2015, respectively. Related depreciation expense was $1,416, $1,190 and $2,829 for the years ended December 31, 2016, 2015 and 2014, respectively.

Computer software and hardware, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a 5 to 10 year period using the straight-line method based upon the estimated useful life of the assets. The cost basis of computer software was $4,656 and $4,625 at December 31, 2016 and 2015, respectively. Accumulated amortization of computer software and hardware was $3,481 and $3,041 at December 31, 2016 and 2015, respectively. Related amortization expense was $1,132, $969 and $1,522 for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

The Company has $775 and $1,218 of capital projects in process recorded in other assets at December 31, 2016 and 2015, respectively.

(i)	Goodwill and Intangible Assets

Goodwill and intangible assets are included in other assets. In a business combination, goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired. Intangible assets are non-financial assets that lack physical substance resulting from a business combination.

Goodwill and intangible assets are assets acquired by the Company as a result of acquisitions in prior years of the NSLAC entity. The Company has $755 of goodwill recorded in other assets at December 31, 2016 and 2015.

Goodwill and intangible assets are not amortized, but are evaluated for impairment annually or more frequently if events or circumstances, such as adverse changes in the business climate, require an interim evaluation. The evaluation includes the use of management assumptions which may be inherently uncertain. During the 2016 annual impairment tests, the Company concluded that the estimated fair values of the goodwill and intangible assets were in excess of their carrying values and, therefore, not impaired.

15

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(j)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. These are recorded in either annuity premiums and charges or benefits and claims in the consolidated statements of income. Separate account seed money is recorded as a trading security.

(k)	Revenues and Benefits

Traditional Life Insurance Products

Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies.

Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums; therefore, profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Investment Products and Universal Life Insurance Products

Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies, guaranteed investment contracts and fixed indexed annuities. Universal life insurance products include universal life, variable universal life, and other interest-sensitive life insurance policies.

Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods such as unearned front end loads are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products

Accident and health insurance premiums including group life and health (disability) are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

16

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(l)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are based on a percentage of assets at the end of each quarter and are recognized in income as earned.

(m)	Other Income

The Company earns sales load fees on the sale of variable, fixed and fixed indexed annuity contracts and ONLAC variable universal life contracts by unrelated third party brokers both directly and through its subsidiaries. The sales loads on the contracts are recognized as revenue when earned. Additionally, the Company and its subsidiaries sell registered investment products and variable contracts sponsored by unaffiliated parties.

(n)	Future Policy Benefits and Claims

The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Liabilities for traditional life insurance policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued.

Liabilities for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products are calculated based on participants’ contributions plus interest credited less applicable contract charges.

Liabilities for payout annuities are calculated using the present value of future benefits discounted using varying interest rates. Liabilities for variable payout annuities also include maintenance costs in the present value calculation.

Liabilities for disability income policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued. Liabilities for disability income policies on claims are calculated using the present value of future benefits and maintenance costs discounted using varying interest rates, depending on the year the claim was incurred.

17

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The Company regularly reviews its estimates of future policy benefits and claims liabilities and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the change occurs.

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

The Company also issues nontraditional variable annuity contracts through its separate accounts in which the Company provides various forms of guarantees/riders to benefit the related contract holders. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid out without requiring the occurrence of a specific insurable event or the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

The Company has five main types of rider benefits offered with individual variable annuity contracts:

•	guaranteed minimum death benefit (“GMDB”);

•	guaranteed minimum income benefit (“GMIB”);

•	guaranteed minimum accumulation benefit (“GMAB”);

•	guaranteed minimum withdrawal benefit (“GMWB”); and

•	guaranteed lifetime withdrawal benefit (“GLWB”).

The Company refers to the total of these five types, collectively, as the “G reserves.”

Guarantees accounted for as insurance liabilities in future policy benefits and claims include GMDBs, GMIBs and certain GLWBs that require annuitization.

Guarantees accounted for as embedded derivatives include GMWBs, GMABs and certain GLWBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. The embedded derivatives are carried at estimated fair value and reported in future policy benefits and claims.

18

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(o)	Participating Business/Policyholder Dividends

Participating business, which refers to policies that participate in profits through policyholder dividends, represents 11.3%, 10.5% and 9.5% of the Company’s ordinary life insurance in force as of December 31, 2016, 2015 and 2014, respectively. The liability for policyholder dividends includes the estimated amount of annual dividends earned by policyholders and is recorded in other policyholder funds in the accompanying consolidated balance sheets. Policyholder dividends incurred are recorded in the provision for policyholders’ dividends on participating policies in the accompanying consolidated statements of income.

Policyholder dividends are approved annually by the insurance subsidiaries’ board of directors based upon the amount of distributable statutory surplus. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

(p)	Income Taxes

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, ONMH, which includes its U.S. domestic subsidiaries. United States Department of the Treasury (“Treasury”) regulations generally require a five year waiting period as to when a life insurance company can be included in the consolidated federal income tax return. A subsidiary life insurance company may obtain approval sooner, if the provisions of the Treasury regulations are met. KENW and NSLAC joined the consolidated return in 2013. CMGO met the Treasury regulations and received approval to join the consolidated return in 2015.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocations are based upon separate return calculations with current credit for net losses. Intercompany tax balances are settled quarterly.

The Company’s policy for recording interest and penalties associated with audits, claims and adjustments is to record such amounts as a component of current income tax (benefit) expense.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

19

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and prudent and feasible tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

(q)	Litigation Contingencies

The Company is a party in various legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of loss can be reasonably estimated. Legal costs are recognized as incurred and for the estimated amount to be incurred.

On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s consolidated financial statements.

(r)	Employee Benefit Plans

The Company sponsors and/or administers various plans that provide defined benefit pension and other postretirement benefits covering eligible employees and sales representatives. Measurement dates used for all of the defined benefit pension and other postretirement benefit plans correspond with the year end of the Company. The Company recognizes the funded status of the projected benefit obligation (“PBO”) less plan assets for pension benefits and the accumulated benefit obligation (“ABO”) for other postretirement benefits for each of its plans. The Company recognizes an expense for differences between actual experience and estimates over the average future service period of participants. The actuarial gains (losses) and prior service costs (credit) not yet included in net periodic benefit costs are charged to accumulated other comprehensive income (“AOCI”), net of income tax.

The obligations and expenses associated with these plans require the use of assumptions such as discount rate, expected long-term return on plan assets, rate of compensation increases, healthcare cost trend rates, as well as participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and mortality tables, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have an effect on the Company’s consolidated financial statements.

The Company sponsors a defined contribution plan for substantially all employees. The Company also sponsors a qualified contributory defined contribution profit-sharing plan for substantially all employees. Discretionary Company contributions are based on the net earnings of the Company. Accordingly, the Company recognizes compensation cost for current contributions.

20

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(s)	Adoption and Future Adoption of New Accounting Pronouncements

The Company applies the public entity requirements when adopting new accounting standards.

Adoption of New Accounting Pronouncements

In January 2016, the Company adopted Accounting Standards Update (“ASU”) 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investment in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). This guidance removes the requirement to categorize all investments for which fair value is measured using the net asset value per share practical expedient within the fair value hierarchy. The guidance also removes the requirement to provide certain disclosures for those investments eligible to be measured using the net asset value per share practical expedient. The adoption of this guidance did not significantly impact the Company’s consolidated financial statements, or financial statement disclosures.

In January 2016, the Company adopted ASU 2015-03, Interest – Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. This guidance requires that debt issuance costs be presented in the balance sheet as a direct deduction to the related debt liability rather than as an asset, similar to debt discounts. The current recognition and measurement guidance for debt issuance costs were not affected by this guidance. The adoption of this guidance changed the presentation of the Company’s debt issuance costs of $3,037 from other assets to notes payable in the Company’s 2015 consolidated financial statements. See Note 13 for further information on the change in presentation.

In January 2016, the Company adopted ASU 2015-02, Consolidation (Topic 810) Amendments to the Consolidation Analysis. This guidance modifies and improves a legal entity’s evaluation process of determining whether limited partnerships, limited liability corporations, or securitization structures should be consolidated. The adoption of this guidance did not impact the Company’s consolidated financial statements, or financial statement disclosures.

In January 2016, the Company adopted ASU 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This guidance updated the accounting standard related to an entity’s assessment of its ability to continue as a going concern. This guidance requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. In situations where there is substantial doubt about an entity’s ability to continue as a going concern, disclosure should be made so that a reader can understand the conditions that raise substantial doubt, management’s assessment of those conditions and any plan management has to mitigate those conditions. This guidance is effective for the annual period ending after December 15, 2016. Management completed its assessment and concluded that there is no doubt about the entity’s ability to continue as a going concern.

21

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Future Adoption of New Accounting Pronouncements

In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350) Simplifying the Test for Goodwill Impairment effective for annual periods beginning after January 1, 2020 which eliminates some portions of the goodwill impairment test to simplify the test. The guidance also eliminates the requirement for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment. Management does not expect that this guidance will have a material impact on the consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows, (Topic 230): Restricted Cash, effective for public companies for fiscal years beginning after December 15, 2017. This new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The adoption of this guidance will not have any impact on the Company’s consolidated financial statements, except for expanded disclosures.

In October 2016, the FASB issued new guidance on consolidation evaluation for entities under common control, ASU 2016-17, Consolidation (Topic 810): Interests Held through Related Parties That Are under Common Control. The new guidance is effective for fiscal years beginning after December 15, 2016 and should be applied on a retrospective basis. Early adoption is permitted. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a variable interest entity (“VIE”) by changing how a reporting entity that is the controlling decision maker of a VIE treats indirect interests in the entity held through related parties that are under common control with the reporting entity. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory, effective for public companies for fiscal years beginning after December 15, 2017. This new guidance requires entities to immediately recognize the income tax consequences of intercompany asset transfers. This new guidance permits early adoption. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

In August 2016, the FASB issued new guidance on cash flow statement presentation, ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The new guidance is effective for fiscal years beginning after December 15, 2017, and should be applied retrospectively to all periods presented. Early adoption is permitted. The guidance addresses how certain specific cash receipts and cash payments are presented and classified in the statement of cash flows. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

22

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments, ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The new guidance is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted for fiscal years beginning after December 15, 2018. ASU 2016-13 replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses would be based on historical loss information, current conditions, and reasonable and supportable forecasts after implementation of this guidance. The guidance also requires enhanced disclosures. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

In March 2016, the FASB issued ASU 2016-05, Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships, effective for public companies for fiscal years beginning after December 15, 2016. This guidance clarifies that a change in the counterparty to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. Management does not expect a material impact on the consolidated financial statements as a result of this standard.

In February 2016, the FASB issued ASU 2016-02, Leases, (Topic 842), effective for public companies for fiscal years beginning after December 15, 2018. This guidance requires lessees to recognize a lease liability measured on a discounted basis and a right-of-use asset for the lease term. Under this guidance, lessor accounting is largely unchanged except to align lessor accounting with the lease accounting model and ASC Topic 606, Revenue from Contracts with Customers, and thus the accounting for sale and leaseback transactions have been simplified. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, effective for public companies for fiscal years beginning after December 15, 2017. This guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. This guidance requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes. This guidance requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables). This guidance eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost. Early adoption is permitted. Management has not yet assessed the impact that this guidance may have on the consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), effective for annual periods beginning after December 15, 2017 for public business entities. This guidance outlines a single, comprehensive model for accounting for revenue from contracts with customers. Topic 606 specifically excludes insurance contracts from its scope; however, management is in the process of evaluating any contractual arrangements which would fall into the scope of Topic 606.

23

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(t)	Reclassifications

Certain amounts in the prior years presented have been reclassified to conform to the current year financial statement presentation. These reclassifications have no effect on previously reported results of operations or equity.

(u)	Subsequent Events

The Company has evaluated subsequent events through April 11, 2017, the date that the consolidated financial statements were available to be issued.

See Note 13 for additional disclosures on a subsequent event related to increasing the capacity of the credit facility ONFS entered into in April 2016.

(4)	Risks

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

The U.S. Department of Labor (“DOL”) adopted new regulations, applicable on June 9, 2017, which impose a heightened fiduciary duty standard of care when an advisor recommends the sale of investment or insurance products/services to 401(k) plans sold to employers, individual annuities sold to policyholders for their 401(k) plans as well as individual retirement accounts (“IRAs”). On February 10, 2017, a Presidential Memorandum was issued, directing the DOL to review these regulations. In response, the DOL is considering a delay in the applicability date. If the DOL determines that the regulations are inconsistent with the priorities of the Trump Administration, the DOL could modify or terminate this regulation. A significant portion of our annuity sales are to IRA holders. This final regulation, if left unchanged, will negatively impact our Retirement Plan sales and our sales of individual annuities to 401(k) plan participants and IRA holders, which could negatively impact our business, results of operations or financial condition.

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations may be designed to protect or benefit policyholders and thus affect the Company’s operating results.

24

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Changes in the tax treatment for corporate owned life insurance (“COLI”) and bank owned life insurance (“BOLI”) could impact the Company’s ability to sell those products in the future or existing policies may be surrendered or allowed to lapse.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Based on policyholder account balances, the Company’s largest distributor of individual (fixed and variable) annuity products accounted for approximately 13% and 14% of total individual annuity reserves as of December 31, 2016 and 2015, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company attempts to reduce this risk through geographical diversification and the purchase of reinsurance.

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. The Company attempts to mitigate this risk by monitoring the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. If such ratings were lowered significantly relative to our competitors, our ability to market products to new customers could be harmed as well as the potential loss of existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

Information Technology Risk is the risk that the computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, or other events beyond the Company’s control. The failure of the computer systems for any reason could disrupt operations, result in the loss of customer business, materially affect profitability as well as negatively impact the Company’s reputation. The Company attempts to mitigate this risk through several layers of firewall and system access protocols as well as off-site data warehouse facilities.

Credit Risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivative counterparties, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectability of the loans and the credit quality of reinsurers and derivative counterparties.

25

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the fixed maturity securities. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the value of equity securities and the contract value of the Company’s individual variable annuity contracts which offer guaranteed benefit riders as well as fixed indexed annuity contracts. Losses in the equity market could result in declines in separate account assets and assets under management thus affecting investment management fees revenue and may require the Company to accelerate the amortization of DAC.

The Company attempts to minimize the adverse impact of equity market risk by monitoring the diversification of the Company’s investment portfolio and through reinsurance arrangements with third-parties. The Company uses equity index put options, equity index call options, equity swaps and interest rate swaptions to minimize exposure to the market risk associated with guarantees on certain underlying policyholder liabilities.

Liquidity Risk is the risk that the Company may not have the ability to sell certain investments to meet obligations of the Company.

If the tax treatment of existing BOLI policies is changed, there is the potential that a portion of the issued policies may be surrendered or allowed to lapse in a short period of time creating a liquidity strain. The Company has applied risk mitigation through diversifying BOLI sales to community banks and credit unions. Credit unions are tax exempt entities, thus eliminating the surrender risk due to any pending tax law changes. In addition, the Company manages the BOLI growth to not exceed a specified percentage of general account assets to minimize the risk of liquidity strain.

Investment Risk – see Note 7 for additional risks specific to the investment portfolio.

26

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(5)	Changes in Accumulated Other Comprehensive Income

The following table shows the changes in accumulated other comprehensive income, net of taxes, by component for the years ended December 31:

	Pensions and	Adjustment to:
	other post-	Future policy	Other	Deferred
	retirement	benefits and	policyholder	acquisition	Unrealized
	benefits	claims	funds	costs	gains (losses)	Total
December 31, 2014	$(18,965)	(9,108)	—	(85,461)	296,109	182,575
Other comprehensive (loss) income before reclassifications	(921)	5,542	—	47,123	(147,084)	(95,340)
Amounts reclassified from accumulated other comprehensive income	1,411	—	—	—	(5,043)	(3,632)

Change	490	5,542	—	47,123	(152,127)	(98,972)

December 31, 2015	$(18,475)	(3,566)	—	(38,338)	143,982	83,603
Other comprehensive (loss) income before reclassifications	(6,889)	(779)	5,775	(3,275)	32,191	27,023
Amounts reclassified from accumulated other comprehensive income	1,749	—	—	—	(3,623)	(1,874)

Change	(5,140)	(779)	5,775	(3,275)	28,568	25,149

December 31, 2016	$(23,615)	(4,345)	5,775	(41,613)	172,550	108,752

27

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The following table shows the reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the years ended December 31:

Details about accumulated other comprehensive income (loss) components	2016	2015	Consolidated statements of income location
Amortization of pensions and other post-retirement benefits:
Prior service costs	$128	128	Other operating costs and expenses
Actuarial losses	(2,819)	(2,299)	Other operating costs and expenses

	(2,691)	(2,171)	Loss before income taxes
	942	760	Income tax current benefit

	(1,749)	(1,411)	Net loss

Unrealized gains/(losses) on securities available-for-sale:
	5,574	7,758	Realized gains, excluding other-than-temporary impairment losses on securities

	(1,951)	(2,715)	Income tax current expense

	3,623	5,043	Net gain

Total reclassification for the year	$1,874	3,632	Total net gain

(6)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the consolidated balance sheets into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

28

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The levels of the fair value hierarchy are as follows:

•

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, actively traded equity securities, cash and cash equivalents, separate account assets, and exchange traded derivatives.

•

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1 that are observable in active markets or that are derived principally from or corroborated by observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, foreign government debt, certain corporate debt, asset-backed, mortgage-backed, private placement, equity, derivative, and cash equivalent securities.

•

Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain corporate debt, asset-backed or mortgage-backed securities, and embedded derivatives associated with living benefit contracts.

29

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2016:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$15,472	72,884	—	88,356
Obligations of states and political subdivisions	—	946,955	—	946,955
Debt securities issued by foreign governments	—	9,480	—	9,480
Corporate	—	4,696,274	1,974	4,698,248
Asset-backed	—	959,027	61,142	1,020,169
Mortgage-backed	—	1,167,434	5,776	1,173,210
Equity securities	1,053	85,659	—	86,712
Trading securities:
Fixed maturity securities:
Corporate	—	1,381	—	1,381
Asset-backed	—	121	—	121
Mortgage-backed	—	7	—	7
Other long-term investments:
Derivative assets:
Equity futures	5,359	—	—	5,359
Currency futures	8,961	—	—	8,961
Equity put options	—	11,391	—	11,391
Equity index call options	—	352	—	352
Swap	—	1,415	—	1,415
Swaptions	—	13,159	—	13,159
Short-term investments securities lending collateral	—	274,480	—	274,480
Short-term investments	54,086	—	—	54,086
Cash	254,787	21,499	—	276,286
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	1,309,900	1,309,900
GLWB reinsurance contracts	—	—	19,129	19,129
GMAB reinsurance contracts	—	—	5,860	5,860
GMAB/GMWB embedded derivatives[1]	—	—	1,367	1,367
Assets held in separate accounts	21,445,741	—	—	21,445,741

Total assets	$21,785,459	8,261,518	1,405,148	31,452,125

Liabilities
GMAB/GMWB embedded derivatives[2]	$—	—	5,831	5,831
GLWB embedded derivatives	—	—	19,129	19,129
Derivative liabilities:
Equity futures	9,221	—	—	9,221

Total liabilities	$9,221	—	24,960	34,181

[1] GMAB P & Prior riders. The reserve balance for these GMAB riders was negative and thus reclassified as an asset.
[2] All GMAB riders excluding indicator P. These reserves remained positive and were classified as a liability.

30

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$15,963	76,052	—	92,015
Obligations of states and political subdivisions	—	849,355	—	849,355
Corporate	—	4,308,810	3,037	4,311,847
Asset-backed	—	661,346	79,902	741,248
Mortgage-backed	—	1,154,265	5,914	1,160,179
Equity securities	520	89,129	—	89,649
Trading securities:
Fixed maturity securities:
Corporate	—	2,298	—	2,298
Asset-backed	—	174	—	174
Mortgage-backed	—	14	—	14
Equity securities	1	—	—	1
Other long-term investments:
Derivative assets:
Equity futures	3,762	—	—	3,762
Currency futures	4,847	—	—	4,847
Equity put options	—	22,089	—	22,089
Swap	—	1,636	—	1,636
Short-term investments securities lending collateral	—	190,157	—	190,157
Short-term investments	38,870	—	—	38,870
Cash	345,383	21,499	—	366,882
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	683,947	683,947
GLWB reinsurance contracts	—	—	74,372	74,372
GMAB reinsurance contracts	—	—	12,866	12,866
Assets held in separate accounts	20,494,720	—	—	20,494,720

Total assets	$20,904,066	7,376,824	860,038	29,140,928

Liabilities
GMAB/GMWB embedded derivatives	$—	—	12,800	12,800
GLWB embedded derivatives	—	—	74,372	74,372
Derivative liabilities:
Equity futures	8,477	—	—	8,477
Currency futures	1,281	—	—	1,281

Total liabilities	$9,758	—	87,172	96,930

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of FASB ASC Topic 820, Fair Value Measurements and Disclosures, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain

31

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of secondary pricing sources, review of price source changes, and review of methodology changes.

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments listed in the above tables:

Fixed maturity and equity securities – The estimated fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fixed maturity securities as Level 2 assets.

Fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These fixed maturity securities are classified as Level 3 assets.

32

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

For certain asset-backed and mortgage-backed fixed maturity securities with complex cash flows that are not priced by independent pricing services, management determines the fair value using other modeling techniques, primarily commercial software applications utilized for valuing securitized investments with variable cash flows. These fixed maturity securities are classified as Level 3 assets.

At December 31, 2016, 86.4% of the estimated fair values of fixed maturity securities were obtained from independent pricing services, 1.4% from the Company’s internal pricing matrices and 12.2% from other sources.

Derivative instruments - The Company enters into derivative transactions comprised of equity index put options, equity futures, currency futures, equity swaps and interest rate swaptions as hedges for certain riders that are sold with variable annuity products. The Company similarly purchases equity index call options as hedges for the fixed indexed annuity product. The equity and currency futures are exchange traded derivatives and the estimated fair value is based on an active market quotation. The Company has classified the estimated fair values of the exchange traded derivatives as Level 1 assets and liabilities. The equity index put options, equity index call options, equity swaps and interest rate swaptions are valued using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. These derivative assets are classified as Level 2 assets.

Short-term investments - Short-term investments include fixed maturity securities that mature in less than one year and are valued in the same manner as the fixed maturity securities. A portion of short-term investments are bank deposits that are classified as Level 1 assets since these investments are very liquid and not subject to valuation fluctuations.

Cash and cash equivalents - Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash equivalents are comprised of publicly traded money market accounts and reverse repurchase agreements. The publicly traded money market accounts are considered to be Level 1 assets.

Reverse repurchase agreements - The Company has entered into reverse repurchase agreements with a third-party custodian whereby the Company purchases securities or other highly liquid assets and simultaneously agrees to resell the same or substantially the same securities. Because control of the assets is not relinquished, reverse repurchase agreements are accounted for as collateralized borrowings with the cash paid for the securities continued to be recorded in the consolidated financial statements as cash and considered to be Level 2 assets. The underlying securities are not recorded as investments owned by the Company. The difference between the amount paid and the amount at which the securities will be subsequently resold is reported as interest income.

At purchase, the Company requires collateral in the form of securities having a fair value of a minimum of 102% of the securities’ purchase price. If at any time the fair value of the collateral declines to less than 100% of the securities’ purchase price, the counterparty is obligated to provide

33

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

additional collateral to bring the total collateral held by the Company to at least 102% of the securities’ purchase price. As of December 31, 2016 and 2015, the Company had reverse repurchase agreements outstanding with a total carrying value of $58,500 and $158,500, respectively, recorded as cash and cash equivalents on the consolidated balance sheets. The Company classifies the estimated fair values of assets held in reverse repurchase agreements as Level 1 assets.    Non-cash collateral on deposit with the third-party custodian on our behalf was $59,671 and $161,670 at December 31, 2016 and 2015, respectively, which has not been recorded on our consolidated balance sheets.

Assets held in separate accounts—Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the consolidated balance sheets. The underlying securities are mutual funds that are valued using the reported net asset value which is published daily. The Company has classified the estimated separate account assets as Level 1 assets.

GMIB/GLWB/GMAB reinsurance contracts and GMAB/GMWB/GLWB embedded derivatives – Certain of the Company’s individual variable annuity contracts that include guaranteed benefit riders accounted for as embedded derivatives are measured at estimated fair value separately from the host variable annuity contract. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuity products.

The fair value of these assets and liabilities is estimated using the present value of future benefits minus the present value of future premiums over the expected lives of the contracts using various capital market and actuarial assumptions. The Company uses a risk neutral valuation methodology in which cash flows are projected under multiple capital market scenarios using observable risk free rates.

As discussed in Notes 10 and 11, the Company cedes certain guaranteed benefits to an affiliate, SYRE. The valuation of the reinsurance contract derivatives includes a credit adjustment for counterparty nonperformance risk and risk margins. Nonperformance risk is based on the counterparty’s debt and cash flows obtained from publicly available information. Risk margins capture the non-capital market risk of the instrument which represents the additional risks assumed due to the uncertainties of the actuarial assumptions.

The valuation of the embedded derivatives also includes a credit adjustment using the Company’s nonperformance risk to the present value of the future cash flows.

Other significant inputs to the valuation models for the derivatives associated with the guaranteed benefit riders include capital market assumptions, such as interest rate, equity indices, foreign currency rates, counterparty credit, and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates, and withdrawal rates.

34

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The reinsurance of the GLWB embedded derivative is 100% coinsurance with a related party and is considered a freestanding derivative. The GLWB reinsurance derivative was calculated in the same manner as the direct GLWB embedded derivative. Beginning in 2012, some GMAB riders are 100% coinsured with a related party and the GMAB reinsurance derivative on that block was calculated in the same manner as the direct GMAB embedded derivative for that block.

The assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of the reinsurance contracts and embedded derivatives are unobservable and are considered to be significant inputs to the valuations, these are classified as Level 3 assets and liabilities.

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following tables summarize the reconciliation of the beginning and ending balances and related changes in fair value measurements for which significant unobservable inputs were used in determining the estimated fair value for the years ended December 31:

35

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

				Other
	Investments			assets	Reinsurance recoverable
				GMAB/
				GMWB
		Asset -	Mortgage -	embedded	GMIB	GLWB	GMAB	Total
	Corporate	backed	backed	derivatives[3]	reinsurance	reinsurance	reinsurance	assets
Assets
December 31, 2014	$41,164	101,555	3,042	8,734	524,146	53,852	6,213	738,706
Net investment gains (losses):
In earnings (realized and unrealized)[1]	62	(317)	—	(8,734)	159,801	20,520	6,653	177,985
Unrealized in OCI[2]	(82)	(249)	(84)	—	—	—	—	(415)
Purchases	—	392	6,000	—	—	—	—	6,392
Settlements	(2,290)	(13,165)	(2)	—	—	—	—	(15,457)
Transfers into Level 3	—	50	—	—	—	—	—	50
Transfers out of Level 3	(35,817)	(8,364)	(3,042)	—	—	—	—	(47,223)

December 31, 2015	3,037	79,902	5,914	—	683,947	74,372	12,866	860,038
Net investment gains (losses):
In earnings (realized and unrealized)[1]	67	(194)	(1)	1,367	625,953	(55,243)	(7,006)	564,943
Unrealized in OCI[2]	13	587	61	—	—	—	—	661
Purchases	—	5,000	—	—	—	—	—	5,000
Settlements	(1,206)	(22,967)	(198)	—	—	—	—	(24,371)
Transfers into Level 3	2,000	14,367	—	—	—	—	—	16,367
Transfers out of Level 3	(1,937)	(15,553)	—	—	—	—	—	(17,490)

December 31, 2016	$1,974	61,142	5,776	1,367	1,309,900	19,129	5,860	1,405,148

Change in unrealized gains (losses):
Still held at December 31:
2015	$109	(150)	—	(8,734)	159,801	20,520	6,653	178,199

2016	$67	(145)	(1)	1,367	625,953	(55,243)	(7,006)	564,992

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive (loss) income include changes in market value of certain instruments.
[3]	GMAB liabilities reclassed as assets due to negative liability balances.

36

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	Future policy
	benefits and claims
	GMAB/	GMAB/	GLWB
	GMWB	GMWB
	reinsurance	embedded	embedded	Total
	contracts	derivatives	derivatives	liabilities
Liabilities
December 31, 2014	$(8,734)	(9,185)	(53,852)	(71,771)
Net investment gains (losses):
In earnings (realized and unrealized)[1]	8,734	(3,615)	(20,520)	(15,401)

December 31, 2015	—	(12,800)	(74,372)	(87,172)
Net investment gains (losses):
In earnings (realized and unrealized)[1]	—	6,969	55,243	62,212

December 31, 2016	$—	(5,831)	(19,129)	(24,960)

Change in unrealized gains (losses):
Still held at December 31:
2015	$8,734	(3,615)	(20,520)	(15,401)

2016	$—	6,969	55,243	62,212

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

The following tables present certain quantitative information about the significant unobservable inputs used in the fair value measurement for asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31. Certain securities classified as Level 3 excluded from the table below are obtained from non-binding broker quotes where observable inputs are not reasonably obtainable by the Company.

37

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	Assets/ liabilities					Impact of increase in
	measured at	Valuation	Unobservable	Input/range of	Weighted	input on
	fair value	technique(s)	input description	inputs	average	fair value
2016
Assets:
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$40,103	Market pricing	Market prices	24-108	94	Increase

Reinsurance recoverable:
GMIB reinsurance contracts	1,309,900	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.4% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.3% - 7.6%	*	Decrease
			duration 11+	3.6% - 6.6%	*	Decrease
			Non-Sys with rates (%AV)	0.8% - 3.3%	*	Increase
			Sys with rates (%Rollup)	90% - 100%	*	Increase
			Sys with utilization	0% - 16%	*	Increase
			IB utilization	0.5% - 75%	*	Increase
			Non-performance risk (Credit Spread)	0.43% - 0.88%	*	Decrease
			Equity market volatility	16% - 21%	*	Increase

GLWB reinsurance contracts	19,129	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 16.8%	*	Decrease
			duration 11+	7.0% - 8.6%	*	Decrease
			Non-Sys with rates (%AV)	0%	*	Decrease
			Sys with rates (%MAW)	90% - 100%	*	Increase
			Sys with utilization	0% - 30%	*	Increase
			Non-performance risk (Credit Spread)	1.73% - 2.09%	*	Decrease
			Equity market volatility	16% - 21%	*	Increase

GMAB reinsurance contracts	5,860	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 19.6%	*	Decrease
			duration 11+	6.7% - 15.0%	*	Decrease
			Non-Sys with rates (%AV)	1.2% - 3.3%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utilization	0%		Decrease
			Non-performance risk (Credit Spread)	1.73% - 2.09%	*	Decrease

38

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/ range of inputs	Weighted average	Impact of increase in input on fair value
2016
Assets (cont.):
GMAB/GMWB embedded derivatives[1]	1,367	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 19.6%	*	Decrease
			duration 11+	6.7% - 15.0%	*	Decrease
			Non-Sys with rates (%AV)	1.2% - 3.3%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utillization	0%	*	Decrease
			Non-performance risk (Credit Spread)	1.73% - 2.09%	*	Decrease
			Equity market volatility	16% - 21%	*	Increase

Liabilities:
GMAB/GMWB embedded derivatives	$5,831	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 19.6%	*	Decrease
			duration 11+	6.7% - 15.0%	*	Decrease
			Non-Sys with rates (%AV)	1.2% - 3.3%	*	Decrease
			Sys with rates (%Rollup)	N/A	*	N/A
			Sys with utillization	0%	*	Decrease
			Non-performance risk (Credit Spread)	1.73% - 2.09%	*	Decrease
			Equity market volatility	16% - 21%	*	Increase

GLWB embedded derivatives	19,129	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 16.8%	*	Decrease
			duration 11+	7.0% - 8.6%	*	Decrease
			Non-Sys with rates (%AV)	0%	*	Decrease
			Sys with rates (%MAW)	90% - 100%	*	Increase
			Sys with utillization	0% - 30%	*	Increase
			Non-performance risk (Credit Spread)	1.73% - 2.09%	*	Decrease
			Equity market volatility	16% - 21%	*	Increase

[1]	GMAB P & Prior riders. The reserve balance for these GMAB riders was negative and thus reclassified as an asset.

39

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/ range of inputs	Weighted average	Impact of increase in input on fair value
2015
Assets:
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$59,661	Market pricing	Market prices	16 - 107	97	Increase
		Discounted cash	Default rates	0%	0%	Decrease
		flows	Prepayment rates	0%	0%	Increase
			Loss severity	0%	0%	Decrease
			Discount rate	5.82%	5.82%	Decrease

Reinsurance recoverable:
GMIB reinsurance contracts	683,947	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.4% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.3% - 22.8%	*	Decrease
			duration 11+	8.1% - 15.3%	*	Decrease
			Utilization rates	0.4% - 22.0%	*	Increase
			Non-performance risk (Credit Spread)	0.43% - 0.77%	*	Decrease
			Equity market volatility	16% - 22%	*	Increase

GLWB reinsurance contracts	74,372	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 18.7%	*	Decrease
			duration 11+	6.7% - 12.5%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	1.39% - 1.74%	*	Decrease
			Equity market volatility	16% - 22%	*	Increase

GMAB reinsurance contracts	12,866	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 18.7%	*	Decrease
			duration 11+	6.7% - 12.5%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	1.39% - 1.74%	*	Decrease
			Equity market volatility	16% - 22%	*	Increase

40

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2015
Liabilities:
GMAB/GMWB embedded derivatives	$12,800	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 18.7%	*	Decrease
			duration 11+	6.7% - 12.5%	*	Decrease
			Non-performance risk (Credit Spread)	1.39% - 1.74%	*	Decrease
			Equity market volatility	16% - 22%	*	Increase

GLWB embedded derivatives	74,372	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
Base Lapse Rates
			duration 1-10	0.2% - 18.7%	*	Decrease
			duration 11+	6.7% - 12.5%	*	Decrease
			Utilization rates	0% - 100%	*	Increase
			Non-performance risk (Credit Spread)	1.39% - 1.74%	*	Decrease
			Equity market volatility	16% - 22%	*	Increase

*	The stochastic actuarial models are generated using one thousand scenarios. Weighted average values are not meaningful for these valuations.

41

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Transfers into or out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company’s conclusion that pricing information received from a third party pricing service is not reflective of market activity.

	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 2
2016
Assets:
Securities available-for-sale:
Fixed maturity securities:
Corporate	$2,000	1,937
Asset-backed	14,367	15,553

2015
Assets:
Securities available-for-sale:
Fixed maturity securities:
Corporate	$—	35,817
Asset-backed	50	8,364
Mortgage-backed	—	3,042

During the years ended December 31, 2016 and 2015, the Company transferred investments totaling $16,367 and $50, respectively, into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. During the years ended December 31, 2016 and 2015, the Company transferred investments totaling $17,490 and $47,223, respectively, out of Level 3 into Level 2 as a result of the availability of observable pricing inputs for these securities. There were no transfers from Level 2 to Level 1 in 2016 or 2015. There were no transfers out of Level 1 in 2016 or 2015.

Fair Value Measurement on a Nonrecurring Basis

In 2016 and 2015, the Company impaired three and one fixed maturity held-to-maturity securities respectively, resulting in a nonrecurring fair value measurement of those securities. During 2016, the Company did not impair any mortgage loans on real estate. The Company uses the same valuation methodologies for its fair value measurements on a nonrecurring basis. The valuation techniques involved significant unobservable market inputs such as non-binding broker quotes, internal liquidation analysis and the use of models. For mortgage loans, the valuation techniques were primarily based on the estimated fair value of the underlying collateral. These values were determined using third-party appraisals.

42

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The following tables present the Company’s hierarchy for its assets measured at fair value on a nonrecurring basis for the years ended December 31:

	Level 1	Level 2	Level 3	Total	Total realized losses
2016
Assets:
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	16,900	—	16,900	5,100

Total assets	$—	16,900	—	16,900	5,100

2015
Assets:
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	1,439	1,439	768

Total assets	$—	—	1,439	1,439	768

Financial Instruments Not Carried at Fair Value

FASB ASC Topic 825, Financial Instruments, requires additional disclosure of the fair value information about existing on and off balance sheet financial instruments. ASC Topic 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC Topic 825 disclosure that have not been presented at fair value in the ASC Topic 820 tables above are presented in the table below:

43

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	Carrying	Estimated	Fair value hierarchy
	value	fair value	Level 1	Level 2	Level 3
2016
Assets:
Fixed maturity held-to-maturity securities	$1,284,770	1,320,612	—	1,290,679	29,933
Mortgage loans on real estate	1,159,432	1,178,709	—	—	1,178,709
Policy loans	573,875	639,257	—	—	639,257
Liabilities:
Investment contracts	2,412,220	3,245,336	—	3,245,336	—
Policyholders’ dividend accumulations and other policyholder funds	155,875	155,875	155,875	—	—
Notes payable	306,629	371,530	—	371,530	—
2015
Assets:
Fixed maturity held-to-maturity securities	$1,217,546	1,258,043	—	1,252,804	5,239
Mortgage loans on real estate	1,171,297	1,210,152	—	—	1,210,152
Policy loans	500,197	582,071	—	—	582,071
Liabilities:
Investment contracts	2,801,855	3,115,317	—	3,115,317	—
Policyholders’ dividend accumulations and other policyholder funds	158,048	158,048	158,048	—	—
Notes payable	306,433	375,735	—	375,735	—

44

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities – The fair value of fixed maturity held-to-maturity securities, primarily private placements, is generally estimated from an internal pricing matrix using credit spreads over Treasury yields. The Company classifies these estimated fair values as Level 2 assets and Level 3 assets using the same valuation methodologies for fixed maturity securities that are recorded at estimated fair value on a recurring basis.

Mortgage loans on real estate – The fair value of mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The Company’s mortgage loans are valued using internally obtained credit ratings and are classified as Level 3.

Policy loans – The fair value of policy loans is estimated using discounted cash flow calculations. The expected life of the loan is based on internal assumptions; therefore, the Company classifies these as Level 3 assets.

Investment contracts – The fair value of the Company’s liabilities under investment contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown in the above table are net of reinsurance. The inputs are market observable; therefore, the Company classifies these as Level 2 liabilities.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their estimated fair value. The amounts can be converted to cash by the policyholder; therefore, the Company classifies these amounts as Level 1.

Notes payable – The fair value of notes payable is estimated by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments. The valuation inputs are based on market observable information; therefore, the Company classifies these as Level 2 liabilities.

45

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(7)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

•	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

•	the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;

•	the risk that foreign currency exchange rates could negatively impact the valuation of certain investments that are not denominated in U.S. dollars;

•	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other than temporary impairments; and

•	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

Any of these situations are reasonably possible and could result in a charge to income in a future period.

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset-backed and mortgage-backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities

Fixed Maturity and Equity Securities by Sector

The amortized cost and estimated fair value of available-for-sale, trading and held-to-maturity securities for both fixed maturity and equity securities by sector as of December 31 is as follows:

46

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$81,205	7,401	(250)	88,356	—
Obligations of states and political subdivisions	926,990	30,510	(10,545)	946,955	—
Debt securities issued by foreign governments	9,870	—	(390)	9,480	—
Corporate	4,473,070	264,164	(38,986)	4,698,248	—
Asset-backed	1,007,216	21,701	(8,748)	1,020,169	(16,194)
Mortgage-backed	1,159,673	29,199	(15,662)	1,173,210	(25,546)

Total fixed maturity securities	$7,658,024	352,975	(74,581)	7,936,418	(41,740)

Equity securities	$84,340	4,058	(1,686)	86,712	—

Trading securities:
Fixed maturity securities:
Corporate	$1,274	107	—	1,381	—
Asset-backed	116	5	—	121	—
Mortgage-backed	7	—	—	7	—

Total fixed maturity securities	$1,397	112	—	1,509	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$7,512	654	—	8,166	—
Obligations of states and political subdivisions	1,505	311	—	1,816	—
Debt securities issued by foreign governments	1,000	38	—	1,038	—
Corporate	1,264,431	46,424	(12,255)	1,298,600	—
Asset-backed	10,322	670	—	10,992	—

Total held-to-maturity	$1,284,770	48,097	(12,255)	1,320,612	—

47

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	2015
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$83,175	9,042	(202)	92,015	—
Obligations of states and political subdivisions	823,466	32,869	(6,980)	849,355	—
Corporate	4,154,645	248,892	(91,690)	4,311,847	—
Asset-backed	725,334	20,341	(4,427)	741,248	(21,060)
Mortgage-backed	1,137,392	35,765	(12,978)	1,160,179	(27,610)

Total fixed maturity securities	$6,924,012	346,909	(116,277)	7,154,644	(48,670)

Equity securities	$85,411	5,335	(1,097)	89,649	—

Trading securities:
Fixed maturity securities:
Obligations of states and Corporate	$2,151	150	(3)	2,298	—
Asset-backed	168	6	—	174	—
Mortgage-backed	14	—	—	14	—

Total fixed maturity securities	$2,333	156	(3)	2,486	—

Equity securities	$1	—	—	1	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$8,213	758	—	8,971	—
Obligations of states and political subdivisions	1,610	334	—	1,944	—
Debt securities issued by foreign governments	1,000	38	—	1,038	—
Corporate	1,203,015	51,282	(12,031)	1,242,266	—
Asset-backed	3,708	116	—	3,824	—

Total held-to-maturity	$1,217,546	52,528	(12,031)	1,258,043	—

Non-credit other than temporary impairment (“OTTI”) represents the amount of cumulative non-credit OTTI losses recognized in other comprehensive income on securities as of the date of OTTI that also had credit impairments.

48

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The Company’s fixed maturities portfolio is comprised primarily of investment grade securities. Based upon designations by the NAIC, investment grade securities comprised 94.9% and 96.0% of the Company’s total available-for-sale, trading, and held to maturity fixed maturity securities portfolio as of December 31, 2016 and 2015, respectively.

Investments with a fair value of $16,035 and $16,456 as of December 31, 2016 and 2015, respectively, were on deposit with various regulatory agencies as required by law and are included in securities available-for-sale.

Maturities of Fixed Maturity Securities

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2016, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2016.

	Fixed maturity securities
	Available-for-sale		Trading		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value	cost	fair value
Due in one year or less	$186,292	191,376	—	—	54,096	54,657
Due after one year through five years	1,518,937	1,599,809	1,281	1,388	404,157	424,536
Due after five years through ten years	2,601,466	2,649,263	—	—	621,216	631,654
Due after ten years	3,351,329	3,495,970	116	121	205,301	209,765

Total	$7,658,024	7,936,418	1,397	1,509	1,284,770	1,320,612

Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities

The following tables present the estimated fair value and gross unrealized losses of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

49

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
2016
U.S. Treasury securities and obligations of U.S. government	$17,809	(250)	—	—	17,809	(250)
Obligations of states and political subdivisions	308,803	(10,368)	7,455	(177)	316,258	(10,545)
Debt securities issued by foreign governments	9,480	(390)	—	—	9,480	(390)
Corporate	1,272,354	(37,479)	180,986	(13,762)	1,453,340	(51,241)
Asset-backed	413,308	(6,811)	67,290	(1,937)	480,598	(8,748)
Mortgage-backed	537,939	(13,341)	37,234	(2,321)	575,173	(15,662)

Total fixed maturity securities	2,559,693	(68,639)	292,965	(18,197)	2,852,658	(86,836)
Equity securities	17,872	(1,229)	3,476	(457)	21,348	(1,686)

Total	$2,577,565	(69,868)	296,441	(18,654)	2,874,006	(88,522)

2015
U.S. Treasury securities and obligations of U.S. government	$14,200	(202)	—	—	14,200	(202)
Obligations of states and political subdivisions	236,544	(6,428)	15,287	(552)	251,831	(6,980)
Corporate	1,339,110	(78,072)	107,748	(25,652)	1,446,858	(103,724)
Asset-backed	378,236	(4,255)	13,148	(172)	391,384	(4,427)
Mortgage-backed	376,538	(8,131)	110,538	(4,847)	487,076	(12,978)

Total fixed maturity securities	2,344,628	(97,088)	246,721	(31,223)	2,591,349	(128,311)
Equity securities	10,478	(951)	2,861	(146)	13,339	(1,097)

Total	$2,355,106	(98,039)	249,582	(31,369)	2,604,688	(129,408)

Concentrations related to fixed maturity securities in an unrealized loss position are included in the tables below. The tables summarize the fixed maturity securities by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

50

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	Less than	12 months		Number of
Unrealized losses	12 months	or longer	Total	securities
2016
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(250)	—	(250)	10
Obligations of states and political subdivisions	(10,368)	(177)	(10,545)	145
Debt securities issued by foreign governments	(390)	—	(390)	1
Corporate	(37,479)	(10,948)	(48,427)	733
Asset-backed	(6,811)	(1,905)	(8,716)	165
Mortgage-backed	(13,341)	(2,248)	(15,589)	160
Below 80%:
Corporate	—	(2,814)	(2,814)	5
Asset-backed	—	(32)	(32)	2
Mortgage-backed	—	(73)	(73)	4

Total	$(68,639)	(18,197)	(86,836)	1,225

2015
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(202)	—	(202)	8
Obligations of states and political subdivisions	(6,428)	(552)	(6,980)	122
Corporate	(56,441)	(10,002)	(66,443)	709
Asset-backed	(4,255)	(172)	(4,427)	147
Mortgage-backed	(8,131)	(4,847)	(12,978)	139
Below 80%:
Corporate	(21,631)	(15,650)	(37,281)	69

Total	$(97,088)	(31,223)	(128,311)	1,194

Evaluation of Other Than Temporarily Impaired Investments

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other than temporary declines in fair value of investments.

An analysis is prepared which focuses on the issuer’s ability to service its debts and the extent and length of time the security has been valued below cost. This review process includes an assessment of the credit quality and an assessment of the present value of future cash flows of the identified investment in the securities portfolio, and for equity securities, an assessment of near-term recovery and whether the security will recover its amortized cost basis in a reasonable period of time.

51

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

For corporate securities, the Company evaluates the present value of cash flows using the financial performance of the issuer based upon credit performance and investment ratings. Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other than temporarily impaired. Relevant facts and circumstances that may be considered include:

•	comparison of current estimated fair value of the security as compared to cost;

•	length of time the estimated fair value has been below cost;

•	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

•	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

•	any items specifically pledged to support the credit along with any other security interests or collateral;

•

the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of estimated fair value in a reasonable period of time;

•	overall business climate including litigation and government actions;

•	rating agency downgrades;

•	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

•	other circumstances particular to an individual security.

For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized in the consolidated statements of income.

52

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

For those debt securities for which the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount that the amortized cost basis exceeds the estimated fair value) is recognized in the consolidated statements of income. For those debt securities for which the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over estimated fair value) is bifurcated with the credit loss portion recorded in the consolidated statements of income, and the remainder, or non-credit loss portion, is recorded in other comprehensive income (loss). The Company prospectively accretes the value of the investment through interest income to the extent the future cash flows of the security are expected to be in excess of the new cost basis.

The Company discloses as part of the separate component of AOCI the non-credit portion of any OTTI. Subsequent changes in estimated fair value that are not considered OTTI are not included in the separate component of AOCI.

Current Year Evaluation

The Company has concluded securities in an unrealized loss position as of December 31, 2016 and 2015 reflect temporary fluctuations in economic factors that are not indicative of OTTI due to the Company’s ability and intent to hold the fixed maturity security investments until recovery of estimated fair value or amortized cost and for equity securities, anticipate a forecasted recovery in a reasonable period of time.

Total unrealized losses decreased from December 31, 2015 to December 31, 2016 due to tighter credit spreads. Additionally, unrealized losses declined in certain industry sectors (i.e. energy, oil, mining) due to overall sector recoveries in value. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

Mortgage Loans

Mortgage Loans by Portfolio Segment

Mortgage loans consist of commercial mortgage loans originated in the United States. Mortgage loans are collateralized by the underlying properties. Collateral on mortgage loans must meet or exceed 125% of the loan at the time the loan is made. The carrying amounts of our mortgage loan portfolio as of December 31 were as follows:

	2016	2015
Commercial mortgage loans	$1,162,373	1,174,586
Valuation allowance	2,941	3,289

Net carrying value	$1,159,432	1,171,297

53

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Concentration of Credit Risk

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The Company’s portfolio is collateralized by properties located in the United States. Total loans in any state did not exceed 12.2% as of December 31, 2016 and 2015.

As of December 31, 2016, loans in the states of Texas exceeded 10.0% of the total loan portfolio and had a carrying value of $142,017. As of December 31, 2015, loans in the state of Texas and Ohio exceeded 10.0% of the total loan portfolio and had carrying values of $134,207 and $119,139, respectively.

Furthermore, the Company manages risk by underwriting relatively nominal individual commercial loans. The average loan, at origination, was approximately $2,450 and $2,400 in 2016 and 2015, respectively.

Commercial Mortgage Loans

The Company performs an annual performance review of the commercial mortgage loan portfolio and assigns a rating based on the property’s loan to value (“LTV”), age, mortgage debt service coverage (“DSC”) and occupancy. This analysis helps identify loans that may experience difficulty. If a loan is not paying in accordance with contractual terms, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of portfolio monitoring, the Company physically inspected nearly 100% of the properties in the portfolio. The LTV and DSC ratios are applied consistently across the entire commercial mortgage loan portfolio.

The following table summarizes our commercial mortgage loan portfolio, net of allowance, LTV ratios and DSC ratios using available data as of December 31. The ratios are updated as information becomes available.

54

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	DSC
LTV	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
2016
0% - 50%	$236,144	81,875	158,377	139,748	47,367	2,579	666,090
50% - 60%	22,949	14,952	55,663	52,749	25,938	7,121	179,372
60% - 70%	—	2,425	61,178	71,448	43,343	4,696	183,090
70% - 80%	1,097	—	10,336	66,069	32,365	—	109,867
80% and greater	—	—	—	5,635	10,808	4,570	21,013

Total	$260,190	99,252	285,554	335,649	159,821	18,966	1,159,432

2015
0% - 50%	$202,325	73,641	159,566	163,732	57,278	7,284	663,826
50% - 60%	19,270	19,432	76,743	64,695	36,883	7,975	224,998
60% - 70%	13,997	5,068	35,795	70,042	42,895	5,792	173,589
70% - 80%	1,001	—	4,122	68,695	11,271	666	85,755
80% and greater	7,035	—	—	7,379	7,067	1,648	23,129

Total	$243,628	98,141	276,226	374,543	155,394	23,365	1,171,297

LTV and DSC ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The LTV ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the LTV is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the LTV be less than 100%. Our corporate policy directs that our LTV on new mortgages not exceed 75% for standard mortgages.

The DSC ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0x, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

Allowance for Loan Losses

The allowance for loan losses is comprised of two components, specific and general, based on amounts collectively and individually evaluated for impairment. The Company’s commercial mortgage loan portfolio has experienced minimal historical losses throughout the years, including the last three years. The Company has not had any TDRs in 2016 or 2015.

55

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The general component of the allowance for loan losses is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan.

A rollforward of the allowance for loan losses is as follows:

	2016	2015
Beginning balance	$3,289	3,816
Provision	(30)	(527)
Charge-offs	(318)	—

Ending balance	$2,941	3,289

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record an allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

Mortgage Loan Aging

The table below depicts the loan portfolio exposure, net of allowance, of the remaining principal balances (which equal the Company’s recorded investment), by type, as of December 31:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total	Recorded investment > 90 days and accruing
2016	$1,834	—	—	1,834	1,157,598	1,159,432	—

2015	$10,481	—	—	10,481	1,160,816	1,171,297	—

Performance, Impairment and Foreclosures

At December 31, 2016 and 2015, the Company had no mortgage loans in the process of foreclosure. There were no mortgage loan write-downs in 2016 and 2015. There were mortgage loan write downs of $530 in 2014.

56

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Commercial mortgage loans in foreclosure and mortgage loans considered to be impaired as of the balance sheet date are placed on a nonaccrual status if the payments are not current. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

The Company had no mortgage loans on nonaccrual status as of December 31, 2016 and 2015.

The recorded investment in and unpaid principal balance of impaired loans along with the related specific allowance for loan losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired as of December 31 were as follows:

		Unpaid		Average	Interest
	Recorded	principal	Related	recorded	income
	investment	balance	allowance	investment	recognized
2016
With an allowance recorded:
Commercial mortgages	$2,267	2,301	(34)	2,434	159

2015
With an allowance recorded:
Commercial mortgages	$2,601	2,953	(352)	3,131	161

In 2016 and 2015, the Company sold no mortgage loans to ONFS.

The Company has a mortgage loan receivable from ONFS of $24,717 and $25,405 as of December 31, 2016 and 2015, respectively.

Other Long Term Investments

The components of other long-term investments were as follows as of December 31:

	2016	2015
Venture capital partnerships	$3,645	5,680
Derivative instruments	40,637	32,334
Receivable for securities	2,611	1,775

Total	$46,893	39,789

Securities Lending

As of December 31, 2016 and 2015, the Company received $274,480 and $190,157, respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the consolidated balance sheets in short-term investments securities lending collateral with a

57

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

corresponding liability recorded in payables for securities lending collateral to account for the Company’s obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2016 and 2015. As of December 31, 2016 and 2015, the Company had loaned securities with a fair value of $266,068 and $175,301, respectively, which are recognized in the consolidated balance sheets in securities available-for-sale.

Variable Interest Entities

In the normal course of business, the Company invests in fixed maturity securities structured through trusts that could qualify as VIE. A VIE is a legal entity that lacks sufficient equity to finance their activities, or the equity investors of the entities as a group lack any of the characteristics of a controlling interest. The primary beneficiary of a VIE is generally the enterprise that has both the power to direct the activities most significant to the VIE, and is the enterprise that will absorb a majority of the fund’s expected losses or receive a majority of the fund’s expected residual returns. The Company evaluates its interest in certain fixed maturity investments, corporate securities, mortgage-backed securities, and asset-backed securities, to determine if the entities meet the definition of a VIE and whether the Company is the primary beneficiary and should consolidate the entity based upon the variable interests it held both at inception and where there is a change in circumstances that requires a reconsideration.

The Company has determined that it is not the primary beneficiary of these investments as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

58

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Net Investment Income

Analysis of investment income by investment type follows for the years ended December 31:

	Investment income
	2016	2015	2014
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$334,206	325,098	316,602
Equity securities	4,150	4,479	3,744
Fixed maturity trading securities	105	170	319
Fixed maturity held-to-maturity securities	63,182	67,487	65,422
Mortgage loans on real estate	65,402	70,039	74,978
Real estate	3,150	3,285	2,902
Policy loans	25,975	22,566	20,470
Short-term investments	2,429	1,547	1,013

Total gross investment income	498,599	494,671	485,450
Interest expense	(22,207)	(22,088)	(22,087)
Other investment expenses	(12,334)	(10,365)	(11,244)

Net investment income	$464,058	462,218	452,119

Net Realized Gains (Losses)

Analysis of net realized gains (losses) by investment type follows for the years ended December 31:

	Realized gains (losses) on investments
	2016	2015	2014
Securities available-for-sale:
Fixed maturity securities	$3,981	532	13,859
Equity securities	382	(266)	(562)
Fixed maturity trading securities	16	—	—
Fixed maturity held-to-maturity securities	(6,025)	99	(6,415)
Mortgage loans on real estate	(318)	—	(211)
Derivative instruments	(23,264)	(2,556)	(6,980)
Real estate	—	—	(27)
Long-term	(128)	—	—

Total realized losses on investments	(25,356)	(2,191)	(336)
Change in allowances for mortgage loans on real estate	348	527	(286)

Net realized losses on investments	$(25,008)	(1,664)	(622)

59

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTTI of $7,993, $10,513, and $10,283 for the years ended December 31, 2016, 2015 and 2014, respectively. As of December 31, 2016, fixed maturity securities with a carrying value of $163,412, which had a cumulative write-down of $60,666 due to OTTI, remained in the Company’s investment portfolio.

The following tables summarize total OTTI losses on securities by asset type for the years ended December 31:

	Total	Recognized in	Recognized in
	OTTI	OCI	earnings
2016
Corporate	$6,560	—	6,560
Asset-backed	(4,867)	(4,917)	50
Mortgage-backed	(867)	(2,250)	1,383

Total other-than-temporary impairment losses	$826	(7,167)	7,993

2015
Obligations of states and political subdivisions	$843	(538)	1,381
Corporate	5,973	(175)	6,148
Asset-backed	1,805	963	842
Mortgage-backed	(413)	(2,555)	2,142

Total other-than-temporary impairment losses	$8,208	(2,305)	10,513

2014
Obligations of states and political subdivisions	$1,649	(784)	2,433
Corporate	9,680	2,574	7,106
Asset-backed	132	(357)	489
Mortgage-backed	(4,091)	(4,346)	255

Total other-than-temporary impairment losses	$7,370	(2,913)	10,283

60

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Credit Loss Rollforward

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the OTTI losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

	2016	2015	2014
Cumulative credit loss, beginning of year	$57,290	53,243	65,068
New credit losses	6,803	5,675	7,591
Change in credit losses on securities included in the beginning balance	1,190	4,838	2,692

Subtotal	65,283	63,756	75,351
Less:
Losses related to securities included in the current year beginning balance sold or paid down during the period	4,617	6,466	22,108

Cumulative credit loss, end of year	$60,666	57,290	53,243

Sales of Fixed Maturity Securities, Available-for-Sale

The following table summarizes fixed maturity securities available-for-sale activity:

	2016	2015	2014
Proceeds from the sale and maturity	$524,075	663,656	609,870

Gross realized gains on the sale and maturity	$6,507	8,456	4,448

Gross realized losses on the sale and maturity	$(2,003)	(1,853)	(622)

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory RBC purposes. The Company sold one, one and four held-to-maturity securities in 2016, 2015 and 2014, respectively. Proceeds from the sale of those securities were $4,150, $11,000 and $7,090 in 2016, 2015 and 2014, respectively. There were net losses realized on the sale of those securities of $850, $0, and $759 in 2016, 2015 and 2014, respectively.

61

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Net Unrealized Gains (Losses) on Available-for-Sale Securities

An analysis by investment type of the change in unrealized gains (losses), before taxes, on securities available-for-sale is as follows for the years ended December 31:

	2016	2015	2014
Securities available-for-sale:
Fixed maturity securities	$47,762	(251,152)	232,794
Equity securities	(1,866)	2,650	5,954

Change in net unrealized gains	$45,896	(248,502)	238,748

The components of net unrealized gains (losses) on securities available-for-sale in AOCI arising during the period were as follows as of December 31:

62

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	2016	2015	Change
Securities available for sale	$280,766	234,870	45,896
Unrealized losses related to closed block	(20,995)	(19,611)	(1,384)
Unrealized (losses)/gains) on derivatives	(335)	84	(419)
Future policy benefits and claims	(6,684)	(5,486)	(1,198)
Other policyholder funds	8,885	—	8,885
Deferred policy acquisition costs	(64,020)	(58,982)	(5,038)
Deferred federal income tax provision	(69,930)	(53,477)	(16,453)

Net unrealized gains	$127,687	97,398	30,289

	2015	2014	Change
Securities available for sale	$234,870	483,456	(248,586)
Unrealized losses related to closed block	(19,611)	(33,624)	14,013
Unrealized losses on derivatives	84	—	84
Future policy benefits and claims	(5,486)	(14,012)	8,526
Deferred policy acquisition costs	(58,982)	(131,479)	72,497
Deferred federal income tax provision	(53,477)	(107,481)	54,004

Net unrealized gains	$97,398	196,860	(99,462)

	2014	2013	Change
Securities available for sale	$483,456	244,708	238,748
Unrealized losses related to closed block	(33,624)	(20,874)	(12,750)
Future policy benefits and claims	(14,012)	(1,285)	(12,727)
Deferred policy acquisition costs	(131,479)	(79,886)	(51,593)
Deferred federal income tax provision	(107,481)	(50,662)	(56,819)

Net unrealized gains	$196,860	92,001	104,859

(8)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated in hedging relationships by the Company pursuant to ASC Topic 815, Derivatives and Hedging, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. The Company enters into equity futures, currency futures, equity index put options, equity index call options, interest rate swaptions and equity swaps to economically hedge liabilities embedded in certain variable annuity products such as the GMAB, GMWB, GMIB and GLWB and in fixed indexed annuity products.

63

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

In October 2016, the Company entered into an equity index call option agreement. Under this agreement, three equity index call options will be purchased monthly. The S&P 500 and Russell 2000 options are one year calls. The custom Barclays instrument is a three year call. Since this does not meet the definition of a hedge, it is treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings.

In August 2016, the Company entered into an interest rate swaption hedging program. The program entails the monthly purchase of $5 million swaptions over a twelve month period. Each swaption consists of a 5 year option to enter into an interest rate swap on the 10 year swap rate. Since this does not meet the definition of a hedge, it is treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings.

In December 2015, the Company entered into an S&P 500 total return swap agreement. The agreement is comprised of $1,000 notional amount at the floating rate of the three month LIBOR rate plus 24 bps against 256.0614 units of the S&P 500 Total Return Index. Since this does not meet the definition of a hedge, it is treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings. The agreement terminated on March 9, 2016 and resulted in a gain of $18.

In November 2014, the Company entered into a cross currency swap agreement which qualified for hedge accounting as a cash flow hedge. The Company purchased a 10 year bond in the amount of €7 million with an annual foreign currency coupon of 1.93%. The Company concurrently entered into a matching cross currency swap effectively converting the cash flows of the Euro denominated bond into a U.S. denominated cash flows. The investment receives a fixed rate of 3.78% on the converted U.S. investment of $9,038. Interest on the bond is paid annually.

The Company has entered into a reinsurance arrangement with a nonaffiliated reinsurer to offset a portion of its risk exposure to the GMIB rider in certain variable annuity contracts. This reinsurance contract is accounted for as a freestanding derivative.

In 2014, ONLAC entered into an Identified Mixed Straddle Transaction in order to lock in some of the value of certain appreciated fixed maturity securities for a period of time by entering into offsetting short interest rate futures. These futures are considered derivative instruments. Since these derivatives did not meet the definition of a hedge, it was treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized in earnings. All positions were acquired and settled in 2014 and resulted in a gain of $560.

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB, GMWB and GLWB riders.

64

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The following tables present a summary of the estimated fair value of derivatives held by the Company along with the amounts recognized in the consolidated balance sheets:

		December 31
Derivatives not designated as		2016	2015
hedging instruments under ASC 815	Balance sheet location	Fair value	Fair value
Asset derivatives:
Currency futures	Other long-term investments	$8,961	4,847
Equity futures	Other long-term investments	5,359	3,762
Equity put options	Other long-term investments	11,391	22,089
Equity index call options	Other long-term investments	352	—
Equity swaps	Other long-term investments	1,415	1,636
Swaptions	Other long-term investments	13,159	—
GMIB reinsurance contracts	Reinsurance recoverable	1,309,900	683,947
GLWB reinsurance contracts	Reinsurance recoverable	19,129	74,372
GMAB reinsurance contracts	Reinsurance recoverable	5,860	12,866
GMAB/GMWB embedded derivatives[1]	Other assets	1,367	—

Total		$1,376,893	803,519

Liability derivatives:
GLWB embedded derivatives	Future policy benefits and claims	$19,129	74,372
GMAB/GMWB embedded derivatives	Future policy benefits and claims	5,831	12,800
Currency futures	Other liabilities	—	1,281
Equity futures	Other liabilities	9,221	8,477

Total		$34,181	96,930

[1]	GMAB P & Prior riders. The reserve balance for these GMAB riders was negative and thus reclassified as an asset.

65

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The following table presents the effect of derivative instruments on the consolidated statements of income for the years ended December 31:

Derivatives not designated as hedging instruments under ASC 815	Location of gain (loss) recognized in income on derivatives	Amount of gain (loss) recognized in income on derivatives
		2016	2015	2014
Interest rate futures	Net realized gains (losses): derivative instruments	$—	—	560
Currency futures[1]	Net realized gains (losses): derivative instruments	2,118	1,241	1,490
Equity futures[1]	Net realized gains (losses): derivative instruments	(17,426)	(3,396)	(8,079)
Equity put options	Net realized gains (losses): derivative instruments	(744)	(639)	(951)
Equity index call options	Net realized gains (losses): derivative instruments	21	—	—
Equity swaps	Net realized gains (losses): derivative instruments	215	238	—
Swaptions	Net realized gains (losses): derivative instruments	(7,448)	—	—
GMIB reinsurance contracts	Benefits and claims	625,953	159,801	232,452
GMAB/GMWB embedded derivatives	Benefits and claims	1,367	(8,734)	8,734
GMAB reinsurance contracts	Benefits and claims	(6,949)	15,330	(22,720)
GMAB/GMWB embedded derivatives	Benefits and claims	6,969	(3,558)	13,336
GLWB reinsurance contracts	Benefits and claims	(55,243)	20,520	65,916
GLWB embedded derivatives	Benefits and claims	55,243	(20,520)	(65,916)

Total		$604,076	160,283	224,822

[1]	Net realized gains (losses): derivative instruments are net of amounts related to the funds withheld arrangement with Sycamore Re (see note 12).

Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments.

Because exchange traded futures are affected through regulated exchanges and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing performance records. The Company manages its credit risk related to the freestanding reinsurance derivative by monitoring the credit ratings of the reinsurer and requiring either a certain level of assets to be held in a trust for the benefit of the Company or a letter of credit to be held by the reinsurer and assigned to the Company. As of December 31, 2016 and 2015, a non-affiliated reinsurer held assets in trust with an estimated fair value of $822,336 and $855,096, respectively, and a letter of credit of $240,494 and $142,100, respectively. As of December 31, 2016 and 2015, Sycamore Re, Ltd (“SYRE”), an affiliated company, held assets in trust with an estimated fair value of $7,239 and $7,231, respectively, a letter of credit of $365,000 and $160,000, respectively and funds withheld assets of $115,819 and $149,566, respectively.

66

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(9)	Deferred Policy Acquisition Costs

The deferred policy acquisition costs and changes thereto for the years ended December 31, 2016 and 2015 were as follows:

	2016	2015
Balance - beginning of year	$1,515,379	1,364,348
Acquisition costs deferred	244,760	238,578
Amortization	(215,723)	(160,044)
Unrealized investment (losses) gains	(5,037)	72,497

Balance - end of year	$1,539,379	1,515,379

As a result of claims emergence in late 2015 and into 2016, during 2016, the Company performed a holistic review of variable annuity policyholder behavior experience with an emphasis on how the presence of riders such as GMIBs and GLWBs influence that behavior. Based on the results of the experience study, updates were made to assumptions and modeling of partial withdrawals, GLWB utilization, GMIB utilization, GMIB/GLWB claim calculations and full surrenders.

(10) Future Policy Benefits and Claims

The liability for future policy benefits and claims is comprised of basic and benefit reserves for traditional life products, group life and health policies, universal life policies, and investment contracts, including riders.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 2.0% to 6.0%.

The liability for future policy benefits for universal life policies and investment contracts represents approximately 76% of the total liability for future policy benefits as of December 31, 2016 and 2015. The liability has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 3.4%, 3.6% and 3.6% for the years ended December 31, 2016, 2015 and 2014, respectively. Approximately 38% and 43%, as of December 31, 2016 and 2015, respectively, of the universal life policies and investment contracts were at their guaranteed minimum interest rate.

The Company has established a reserve for three universal life plans with lifetime secondary guarantees, which the Company discontinued. At December 31, 2016 and 2015, this reserve balance was $33,178 and $27,572, respectively.

Reserves are calculated using withdrawal, mortality, and morbidity rates. Withdrawal rates vary by issue age, type of coverage and policy duration and are based on Company experience. Mortality and morbidity rates which are guaranteed within insurance contracts are based on published tables and Company experience.

67

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

As discussed in Note 3, the Company has five main types of rider benefits offered with individual variable annuity contracts: GMDBs, GMIBs, GLWBs, GMABs and GMWBs.

GMDB Riders

Certain variable annuity contracts include GMDB riders with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB rider benefit could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. Additionally, a decline in the stock market, causing the contract value to fall below the amount defined in each contract, could result in additional claims.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. The Company discontinued offering the GMIB rider in virtually all states in May 2010. NSLAC continued to sell the GMIB rider in the state of New York until August 2012.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

68

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

GLWB Riders

The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2013 and later, there is a guaranteed minimum percentage withdrawal amount for the first 15 years of the contract; if the policyholder’s account value goes to zero subsequent to the 15 year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the 10 year treasury rate from the preceding 90 calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

At policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (roll-up) by up to eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

The initial GLWB riders (issued May 1, 2010 through December 31, 2010) had a built-in death benefit. This death benefit is reduced dollar for dollar for withdrawals. It differs from most of the other death benefits that decline pro rata for withdrawals. Thus, when the contract value is less than the death benefit, withdrawals will reduce the death benefit under the GLWB rider by a smaller amount than the reduction for other death benefits.

The Company also offers single life and joint life versions of the GLWB rider. Under the joint life version, if the annuitant dies after the owner has started taking withdrawals the surviving spouse may elect a spousal continuation under the rider and continue to receive the same payment. Under the single life version, the guaranteed amount that may be withdrawn could decline either because 1) the contract value is less than the GLWB base and under the single life GLWB rider the contract value then becomes the new GLWB base and/or 2) the surviving spouse is in a different age band.

The initial GLWB riders, which are a closed block, represent an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims. The estimated fair value of the GLWB embedded derivative was calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

69

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

For GLWB riders issued beginning January 1, 2011, claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the lifetime annuity period and recognizing the excess ratably over the accumulation period based on total assessments as the later generation riders do not meet the definition of a derivative. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit. A GMAB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of a GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009. The activity associated with GMWB riders is included with GMAB riders and labeled “GMAB”.

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (note that most contracts contain multiple guarantees):

70

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	2016
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Total account value	$7,137,673	—	—	3,579,092
Separate account value	$6,712,493	—	—	3,567,807
Net amount at risk [1]	$54,529	—	—	613
Weighted average attained age of contract holders	66	—	—	64

Return of net deposits accrued at a stated rate
Total account value	$1,034,991	—	—	13,572
Separate account value	$1,019,551	—	—	12,539
Net amount at risk [1]	$195,402	—	—	48
Weighted average attained age of contract holders	72	—	—	72

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Total account value	$3,067,251	8,750,238	8,656,732	—
Separate account value	$3,047,169	8,625,132	8,595,378	—
Net amount at risk [1]	$88,381	—	—	—
Weighted average attained age of contract holders	68	67	65	—

Return of highest anniversary value
Total account value	$9,745,205	—	—	—
Separate account value	$9,447,205	—	—	—
Net amount at risk [1]	$137,580	—	—	—
Weighted average attained age of contract holders	66	—	—	—

Total
Total account value	$20,985,120	8,750,238	8,656,732	3,592,664
Separate account value	$20,226,418	8,625,132	8,595,378	3,580,346
Net amount at risk [1]	$475,892	—	—	661
Weighted average attained age of contract holders	67	67	65	64

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

71

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	2015
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Total account value	$6,632,888	—	—	3,539,880
Separate account value	$6,309,327	—	—	3,510,680
Net amount at risk [1]	$77,582	—	—	1,912
Weighted average attained age of contract holders	65	—	—	64

Return of net deposits accrued at a stated rate
Total account value	$1,040,270	—	—	19,429
Separate account value	$1,025,861	—	—	17,759
Net amount at risk [1]	$189,919	—	—	175
Weighted average attained age of contract holders	71	—	—	73

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Total account value	$3,049,207	8,805,587	7,975,144	—
Separate account value	$3,028,070	8,683,422	7,901,530	—
Net amount at risk [1]	$81,435	—	—	—
Weighted average attained age of contract holders	67	66	65	—

Return of highest anniversary value
Total account value	$9,313,700	—	—	—
Separate account value	$9,015,311	—	—	—
Net amount at risk [1]	$318,638	—	—	—
Weighted average attained age of contract holders	65	—	—	—

Total
Total account value	$20,036,065	8,805,587	7,975,144	3,559,309
Separate account value	$19,378,569	8,683,422	7,901,530	3,528,439
Net amount at risk [1]	$667,574	—	—	2,087
Weighted average attained age of contract holders	66	66	65	64

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

72

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

For guarantees of benefits that are payable in the event of death (GMDB), the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the account balance as of the balance sheet date.

For benefit guarantees that are payable at annuitization (GMIB), the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the balance sheet date.

For benefit guarantees that are payable upon withdrawal (GLWB), the net amount at risk is generally defined as the present value of the current maximum guaranteed withdrawal available to or taken by the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the balance sheet date.

For accumulation guarantees (GMAB), the net amount at risk is generally defined as the guaranteed minimum accumulation balance in excess of the account balance as of the balance sheet date.

The assets supporting the variable portion of all variable annuities are carried at fair value and reported as assets held in separate accounts, with an equivalent amount reported as liabilities related to separate accounts. All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2016 and 2015.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

	2016	2015
Mutual funds:
Bond	$5,654,301	5,502,305
Equity	13,626,097	13,058,902
Money market	946,020	817,362

Total	$20,226,418	19,378,569

73

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	GMDB	GMIB	GLWB	GMAB
Balance at January 1, 2014	$21,278	(196,169)	—	2,322
Incurred claims	13,854	481	—	—
Paid claims	(13,854)	(481)	—	—
Other [1]	4,200	(126,231)	8	650

Balance at December 31, 2014	$25,478	(322,400)	8	2,972

Incurred claims	18,690	5,554	—	41
Paid claims	(18,690)	(5,554)	—	(41)
Other [1]	7,806	(41,963)	31	(2,981)

Balance at December 31, 2015	$33,284	(364,363)	39	(9)

Incurred claims	9,174	(3,117)	(435)	371
Paid claims	(9,174)	3,117	435	(371)
Other [1]	2,139	(535,494)	26	(1,387)

Balance at December 31, 2016	$35,423	(899,857)	65	(1,396)

[1]

The components that make up the Other line item above include items affecting reserve balances outside of paid and incurred claims. This includes, but is not limited to, interest, accrual, true-up, unlockings and market factors.

The reserve balances in the above table include reserves for both direct and reinsurance ceded balances. As of December 31, 2016, direct G reserves were $836,351, ceded G reserves were $1,702,116 and net G reserves were $(865,765). As of December 31, 2015, direct G reserves were $670,340, ceded G reserves were $1,001,389 and net G reserves were $(331,049). The direct reserves were calculated in accordance with FASB ASC Topic 944, Financial Services and the reinsurance ceded reserves were calculated in accordance with FASB ASC Topic 815, Derivatives. See Note 6 for a reconciliation of the change in the reinsurance ceded reserve.

(11)	Reinsurance

The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. The Company routinely enters into reinsurance transactions with other insurance companies, third parties and subsidiaries. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The Company’s consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions.

External Reinsurance

For the Company’s life insurance products, the Company reinsures a percentage of the mortality or morbidity risk on a quota share basis or on an excess of retention basis. The Company also reinsures risk associated with their disability and health insurance policies. Ceded premiums approximated 19%, 20% and 19% of gross earned life and accident and health premiums during 2016, 2015 and 2014, respectively.

74

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

For the Company’s individual variable annuity products, the Company reinsures the various living and death benefit riders, including GMDB, GMIB, and GLWB. For the Company’s fixed annuity products, the Company has coinsurance agreements in place to reinsure fixed annuity products sold between 2001 and 2006. Ceded amounts under these coinsurance agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to fixed annuity coinsurance agreements were $342,265 and $375,831 as of December 31, 2016 and 2015, respectively.

Reinsurance agreements that do not transfer significant insurance risk are recorded using deposit accounting. Effective April 1, 2016, the Company entered into an agreement to cede certain whole life blocks of business written between January 1, 2016 and December 31, 2016. This agreement was accounted for using deposit accounting. At the inception of this agreement, a risk charge liability was recorded in other liabilities on the consolidated balance sheets, with a corresponding risk charge expense recorded in other operating expenses on the consolidated statements of income. The risk charge liability and expense related to this agreement was $275 at and as of December 31, 2016. There were no such agreements as of December 31, 2015.

Affiliate Reinsurance

As it relates to reinsurance among affiliates, to mitigate the volatility of statutory surplus for the Company, the Company cedes variable annuity-related risks, living and death benefits to SYRE for the GMIB, GMDB, and GLWB riders. SYRE is an affiliated company wholly owned by ONFS and not the Company, therefore, these amounts do not eliminate in consolidation. Additionally, to consolidate the management of such living benefit risks, the Company assumes GMIB and associated riders issued by NSLAC, which are correspondingly retroceded to SYRE as discussed in the first sentence above. Until July 2014 the Company assumed certain accident and health insurance policies issued by ONLAC. The Company assumes BOLI policies issued by ONLAC, but ceased reinsuring new policies in October 2016.

ONLAC writes a significant amount of term and universal life insurance that requires statutory reserves in excess of the Company’s best estimate economic reserves (i.e. redundant reserves). To efficiently manage the statutory surplus impact to ONLAC and improve capacity to write new business, the Company established two affiliated Vermont captive insurers, MONT and KENW, and an Ohio captive, CMGO. ONLAC cedes certain term life policies and certain death benefit guarantee universal life policies to MONT. ONLAC cedes certain term life policies to KENW and CMGO. MONT, KENW and CMGO entered into external reinsurance covering certain of the assumed blocks of business. Additionally, MONT, KENW and CMGO retrocede term life policies on a yearly renewable term basis to ONLIC.

The Company assumes GMIB, GMAB, and GMWB riders issued by NSLAC. As of 2015, the Company no longer assumes new business from NSLAC.

75

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The reinsurance transactions with ONLAC and NSLAC eliminate in consolidation. All of the other affiliated reinsurance transactions eliminate in consolidation at the ONFS and ONMH levels.

The reconciliation of traditional life and individual health total premiums to net premiums for the years ended December 31, were as follows:

	2016	2015	2014
Direct premiums	$802,858	703,493	630,079
Reinsurance assumed - external	1,593	1,873	1,966
Reinsurance assumed - intercompany	311,233	291,783	292,754
Reinsurance ceded - external	(221,544)	(209,300)	(182,699)
Reinsurance ceded - intercompany	(311,233)	(291,783)	(292,754)

Net premiums earned	$582,907	496,066	449,346

Annuity Rider Reinsurance Agreements with SYRE

The details of the Company’s annuity rider reinsurance agreements with SYRE are as follows:

GMIB and GMDB Riders Written After April 1, 2008

In December 2008, the Company entered into a reinsurance agreement with SYRE to reinsure Annual Reset Death Benefit Riders (“ARDBR”) and GMIB riders associated with variable annuity products written between April, 2008 and August, 2012. The treaty was amended to include new products issued beginning April 1, 2009. Under the agreement for contracts issued between April 1, 2008 and March 31, 2009, the Company retained the first 15% and reinsured to SYRE on an excess of loss basis the remaining 85% of the risk under its GMIB rider and the related ARDBR rider. For the above contracts, the Company reinsured to SYRE 100% of the risk for all riders listed above up to $5 million per annuitant. Furthermore, SYRE was to pay a single adjusted GMIB claim amount when a GMIB policy annuitized.

Effective July 31, 2010, a treaty addendum was executed which effectively resulted in the extinguishment of the treaty above and the establishment of a new amended treaty. The new treaty resulted in the removal of the adjusted GMIB claim calculation that contains the one-time net settlement payment and in its place, a GMIB claim amount that covers the monthly GMIB benefit during the annuity payout. SYRE now accepts 100% of the risk for all GMIB and ARDBR riders up to $5 million per annuitant. As a result of this treaty addendum, the Company paid a premium in the amount of $29,160 to SYRE. The payment was to compensate SYRE for accepting mortality risk from fully participating in the annuitization and for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset for $89,801 recorded as other assets on the consolidated balance sheets.

76

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

GMIB and GMDB Riders Written Prior to April 1, 2008

Effective November 30, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the claims in excess of limits established in a non-affiliated reinsurance treaty (“cap coverage”) related to the GMIB riders associated with variable annuity products written on or after April 1, 2002 through March 31, 2008. Under the agreement, the cap coverage will have a deductible of $100,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was October 31, 2011. Because of this reinsurance agreement, the Company paid a premium of $32,019 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $32,019 recorded as other assets on the consolidated balance sheets.

Effective December 31, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the cap coverage related to the GMDB riders associated with variable annuity products written on or after July 1, 2005 but prior to April 1, 2008. Under the agreement, the cap coverage will have a deductible of $35,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was November 30, 2011. Because of this reinsurance agreement, the Company paid a premium of $19,106 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $19,106 recorded as other assets on the consolidated balance sheets.

GLWB Riders

Effective May 1, 2010, the Company replaced its GMIB rider with a GLWB (see Note 10) rider in connection with its variable annuity products for all new business written from this date. The Company reinsures 100% of all GLWB riders with SYRE.

GMIB, GMDB, and GLWB Riders

During December 2011, amendments were made to the SYRE reinsurance treaties for pre April 1, 2008 GMIB riders; post April 1, 2008 GMIB riders; GLWB riders; and pre April 1, 2008 GMDB riders. The amendments provided SYRE with the option to convert the reinsurance treaties into a funds withheld (“FWH”) arrangement in which the Company would engage in a hedging program under SYRE’s direction and for the benefit of SYRE. The hedging performed by the Company for SYRE’s benefit would be done in segregated FWH accounts. At the end of each quarter, SYRE will reimburse the Company for any hedging losses and expenses for operating the hedging program and SYRE will receive credit for any gains realized under the hedging program. The FWH amendments also state the responsibilities of the Company and SYRE as it relates to the margin requirements on the open derivative positions held in the FWH accounts. SYRE is responsible for reimbursing the Company for any cash held in a margin account related to a derivative program operated for the benefit of SYRE. The derivatives held by the Company for the benefit of SYRE in each segregated FWH account as well as the cash held in a margin account related to

77

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

the derivative program are considered the amounts withheld and are recorded as separate funds withheld liability (or asset if the derivative positions decrease). The change in the value of the FWH related to the derivative positions were recorded within derivative instruments in the statements of income. As of December 31, 2011, the FWH option was elected by SYRE for the post April 1, 2008 GMIB riders and GLWB riders reinsurance treaties. As part of the initial FWH election, open derivative futures were sold from SYRE to the Company using the December 29, 2011 closing value of these positions of $16,095.

GLWB Riders

Effective May 1, 2013, the Company began selling a new 2013 Interest Sensitive GLWB rider (IS GLWB). An amendment was made to the SYRE GLWB reinsurance treaty to add these riders to the coverage. The Company cedes 30% of the benefit for this rider to SYRE.

Amounts in the accompanying financial statements related to ceded business to SYRE were as follows for the years ended December 31:

	2016	2015	2014
Consolidated Statements of Income:
Annuity premiums and charges:
Reinsurance premiums	$161,362	152,540	143,802
Net realized gains:
Derivative instruments:
FWH under reinsurance	205,752	33,687	62,375
Benefits and claims:
Benefits incurred	14,788	6,701	2,043
Consolidated Balance Sheets:
Reinsurance recoverable:
Ceded reserves	$353,627	287,952	175,541
Cost of reinsurance, 2010 activity	58,548	37,325	44,430
Cost of reinsurance, 2011 activity	33,588	30,006	34,450
Cost of reinsurance, 2013 activity	6,875	7,332	7,710
Policy and contract claims	340	444	192
Other liabilities:
FWH under reinsurance:
Margin account and put options	102,379	141,583	91,813
Unrealized gains (losses) derivative instruments	13,440	7,982	2,385
Premiums payable	13,697	13,116	12,252

78

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(12)	Notes Payable

Notes payable outstanding were as follows as of December 31:

	2016	2015
Surplus notes
6.875% fixed rate due 2042	$247,171	$247,061
5.000% fixed rate due 2031	3,899	3,859
5.800% fixed rate due 2027	5,855	5,840
8.500% fixed rate due 2026	49,704	49,673

Total notes payable	$306,629	$306,433

Surplus Notes

In June 2012, ONLIC issued a $250,000, 6.875% fixed rate surplus note due June 15, 2042. Interest on this surplus note is payable semi-annually on June 15 and December 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC. See Note 3(s) for further information on the presentation of debt issuance costs.

In December 2011, ONLIC issued a $4,500, 5.000% fixed rate surplus note to Security Mutual Life Insurance Company of New York (“SML”), as payment for the purchase of additional shares of NSLAC. This note matures on December 15, 2031. Interest on this surplus note is payable semi-annually on December 15 and June 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In April 2007, ONLIC issued a $6,000, 5.800% fixed rate surplus note to SML, as payment for the purchase of a portion of the shares of NSLAC. This note matures on April 1, 2027. Interest on this surplus note is payable semi-annually on April 1 and October 1. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In May 1996, ONLIC issued $50,000, 8.500% fixed rate surplus note, due May 15, 2026. Interest on this surplus note is payable semi-annually on May 15 and November 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Ohio Department of Insurance. All issuance costs have been capitalized and are being amortized over the terms of the notes.

79

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Interest Expense

Total interest expense, including amortization of debt discounts and issuance costs, on all obligations was $22,207, $22,088 and $22,087 during the years ended December 31, 2016, 2015, and 2014, respectively. There was no interest paid to ONFS in 2016, 2015 or 2014. Total interest expense is included in investment expenses as a component of net investment income.

(13)	Bank Line of Credit

ONFS had a revolving credit facility of $150,000 at December 31, 2015, established for the purpose of issuing letters of credit. ONFS utilized $5,000 of this facility as of December 31, 2015 to secure a letter of credit for SYRE, with the Company as the beneficiary, in order to recognize reserve credit under statutory accounting principles.

ONFS had another revolving credit facility of $170,000 at December 31, 2015. ONFS utilized $155,000 of this facility as of December 31, 2015 to secure letters of credit for SYRE with the Company as the beneficiary, in order to recognize reserve credit under statutory accounting principles.

In April 2016, ONFS obtained a new $525,000 senior unsecured, syndicated credit facility. The new credit facility replaces the two credit facilities in existence at the time and was established for the purpose of issuing letters of credit and loans for general corporate purposes and matures in April 2021. ONFS utilized $365,000 of this facility as of December 31, 2016 to secure a letter of credit for SYRE, with the Company as the beneficiary, in order to recognize reserve credit under statutory accounting principles. In March 2017, ONFS increased this credit facility by $50,000 to $575,000.

There was no interest or fees paid on these lines of credit in 2016, 2015 and 2014.

(14)	Income Taxes

The provision for income taxes is as follows:

	2016	2015	2014
Current (benefit) expense	$(7,354)	13,170	31,734
Deferred expense	166,999	25,978	52,531

Provision for income taxes	$159,645	39,148	84,265

The following table is the reconciliation of the provision for income taxes based on enacted U.S. federal income tax rates to the provision for income taxes reported in the consolidated financial statements for the years ended December 31:

80

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	2016	2015	2014
Pre-tax income times U.S. enacted tax rate	$223,824	59,077	112,403
Tax-preferred investment income [1]	(62,022)	(23,332)	(24,560)
Transfer pricing	(6,700)	(3,924)	(3,395)
Distribution in excess of subsidiary earnings	—	4,778	—
Tax contingencies	2,298	—	—
Other, net	2,245	2,549	(183)

Provision for income taxes	$159,645	39,148	84,265

Effective tax rate	25.0%	23.2%	26.2%

[1]	Separate Accounts Dividends Received Deduction and Tax Credit provision to return true-up errors booked in 2016 related to the 2012-2015 amended federal returns.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.

The largest component of tax-preferred investment income in the rate reconciliation above is the Dividends Received Deduction (“SA DRD”) on separate account assets held in connection with variable annuity and life contracts. For 2016, 2015 and 2014 tax returns, the Company recognized an income tax benefit of $24,613, $30,435 and $26,802, respectively.

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

81

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	2016	2015
Deferred tax assets:
Pension and benefit obligations	$24,020	19,182
Future policy benefits	1,225,617	1,133,503
Tax credits [1]	46,946	4,491
Other	2,964	9,232

Total gross deferred tax assets	1,299,547	1,166,408
Valuation allowance on deferred tax assets	—	—

Net deferred tax assets	1,299,547	1,166,408

Deferred tax liabilities:
Investments	89,102	68,844
Deferred policy acquisition costs	394,393	394,488
Reinsurance recoverable	1,376,487	1,082,471
Other	5,751	5,647

Total gross deferred tax liabilities	1,865,733	1,551,450

Net deferred tax liability	$566,186	385,042

[1]	Increase primarily related to Tax Credit provision to return true-up errors booked in 2016 related to the 2012-2015 amended federal returns.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and prudent and feasible tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future income over the periods in which the deferred tax assets are deductible and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

As of December 31, 2016 and 2015, the Company had no net capital loss carryforwards or valuation allowances recorded. As of December 31, 2016, the Company established $2,298 of uncertain tax positions related to the SA DRD company share percentage(s) for tax return years 2012-2016. As of December 31, 2016, the Company has tax credit carryforwards of $29,691 expiring in years 2023 through 2036. As of December 31, 2015, the Company has tax credit carryforwards of $21,015 expiring in years 2023 through 2035. In addition, the Company has alternative minimum tax credit carryforwards of $17,255 with no expiration.

82

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(15)	Pensions and Other Post-Retirement Benefits

a) Home Office Pension Plan

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement dates were December 31, 2016 and 2015.

b) Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. This plan was amended effective July 1, 2013, to provide participants younger than age 65, a fixed portion of the health insurance contract premium and for participants age 65 and older, a fixed dollar amount which the participant must use to independently purchase their own insurance. Previously, this plan provided all participants a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2016 and 2015.

c) General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents hired prior to January 1, 2005. This plan provides benefits based on years of service and average compensation during the final five and ten years of service.

The measurement dates were December 31, 2016 and 2015.

d) Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

83

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2016 and 2015.

e) Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31 is as follows:

	Pension benefits		Other benefits
	2016	2015	2016	2015
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$76,597	81,678	6,279	5,018
Service cost	2,106	2,408	75	44
Interest cost	4,014	3,779	379	220
Actuarial loss (gain)	9,525	(4,750)	1,396	1,197
Benefits paid*	(2,461)	(6,518)	(211)	(200)

Projected benefit obligation at end of year	$89,781	76,597	7,918	6,279

Accumulated benefit obligation	$73,507	61,537

Change in plan assets:
Fair value of plan assets at beginning of year	$54,273	56,355	—	—
Plan sponsor contribution	4,485	5,000	—	—
Actual return on plan assets	4,031	(1,162)	—	—
Benefits and expenses paid	(2,313)	(5,920)	—	—

Fair value of plan assets at end of year	$60,476	54,273	—	—

Funded status**	$(29,305)	(22,324)	(7,918)	(6,279)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.
**	Funded status is recorded in other liabilities in the consolidated balance sheets.

84

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The following tables show the funded status of the pension plans as of December 31:

	Funded Qualified Pension Plan	Unfunded Pension Plan	Total
2016
Projected benefit obligation	$76,236	13,545	89,781
Fair value of plan assets	60,476	—	60,476

Funded status	(15,760)	(13,545)	(29,305)

2015
Projected benefit obligation	$65,707	10,890	76,597
Fair value of plan assets	54,273	—	54,273

Funded status	$(11,434)	(10,890)	(22,324)

	Pension benefits		Other benefits
	2016	2015	2016	2015
Amounts recognized in the balance sheet consist of:
Other liabilities	$(29,305)	(22,324)	(7,918)	(6,279)

Amounts recognized in other comprehensive income (loss) arising during the period consist of the following:

	Pension benefits			Other benefits
	2016	2015	2014	2016	2015	2014
Net actuarial loss	$9,203	220	11,676	1,396	1,197	381

	Pension benefits		Other benefits
	2016	2015	2016	2015
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss	$34,789	28,059	1,927	877
Prior service credit	—	—	(383)	(511)

Total	$34,789	28,059	1,544	366

85

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2017 are $3,079 and $0, respectively. The estimated net loss and prior service cost for the other post-retirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2017 are $167 and $(128), respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.

	Pension benefits
	2016	2015	2014
Components of net periodic benefit cost:
Service cost	$2,106	2,408	2,015
Interest cost	4,014	3,779	3,620
Expected return on plan assets	(3,709)	(3,809)	(3,809)
Amortization of net loss	2,474	2,350	1,329

Net periodic benefit cost	$4,885	4,728	3,155

	Other benefits
	2016	2015	2014
Components of net periodic benefit cost:
Service cost	$75	44	42
Interest cost	379	220	229
Amortization of prior service cost	(128)	(128)	(332)
Amortization of net gain	345	(51)	(131)

Net periodic benefit cost	$671	85	(192)

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31:

	Pension benefits
	2016	2015
Projected benefit obligation	$89,781	76,597
Accumulated benefit obligation	73,507	61,537
Fair value of plan assets	60,476	54,273

86

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

f)	Assumptions

	Pension benefits		Other benefits
	2016	2015	2016	2015
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	5.30%	4.61%	5.05%	4.37%
Expected long-term return on plan assets	7.00%	7.00%	—	—
Rate of compensation increase	4.08%	3.81%	4.25%	4.00%
Healthcare cost trend rate assumed for next year	—	—	2.56%	1.97%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	1.28%	0.98%
Year that the rate reaches the ultimate trend rate	—	—	2019	2017
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	4.70%	5.30%	4.53%	5.05%
Rate of compensation increase	4.07%	3.86%	4.25%	4.00%

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

	1 Percentage	1 Percentage
	point increase	point decrease
Effect on total of 2016 service cost and interest cost	$39	(33)
Effect on 2016 other post-retirement benefit obligation	495	(603)

87

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

g)	Plan Assets

The following table presents the hierarchy of the Company’s pension plan assets at fair value as of December 31:

2016	Level 1	Level 2	Level 3	Total
Bond funds	$18,487	—	—	18,487
Equity funds	41,989	—	—	41,989

Total assets	$60,476	—	—	60,476

2015
Bond funds	$15,898	—	—	15,898
Equity funds	38,375	—	—	38,375

Total assets	$54,273	—	—	54,273

The Company categorizes pension benefit plan assets consistent with the Fair Value Hierarchy described in Note 6.

The Company’s other post-retirement benefit plans were unfunded at December 31, 2016 and 2015.

The assets of the Company’s defined benefit pension plan (“the Plan”) are invested in group variable annuity contracts with ONLIC offering specific investment choices from various asset classes providing diverse and professionally managed options. As of December 31, 2016 and 2015, $40,422 and $38,838, respectively, of the Plan assets are funds that are affiliated with the Company. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 65% equity securities and 35% debt securities.

For diversification and risk control purposes, where applicable, each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 40% of the weighted average return and equity securities make up 60% of the weighted average return.

88

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The following table shows the weighted average asset allocation by class of the Company’s qualified pension plan assets as of December 31:

	2016	2015
Equity securities	69%	71%
Debt securities	31	29

Total	100%	100%

h)	Cash Flows

(i)	Contributions

The minimum funding requirement under The Employee Retirement Income Security Act of 1974 for 2016 and 2015 was $0. The Plan Sponsor contributed $4,485 and $5,000 to the qualified pension plan for the years ended December 31, 2016 and 2015, respectively. No contribution to the qualified pension plan is expected for the 2017 plan year.

(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension	Other
	benefits	benefits
2017	$16,236	395
2018	7,333	440
2019	7,645	467
2020	8,840	487
2021	8,665	534
2022 – 2026	44,817	2,934

i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the profit-sharing plan for 2016, 2015 and 2014 was $7,309, $6,582 and $6,432, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this plan was $3,282, $2,672 and $2,024 in 2016, 2015 and 2014, respectively.

89

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

j)	ONFS Employees

The Company’s qualified pension and post-retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(16)	Closed Block

Effective August 1, 1998, the Company was reorganized with approval of the Board of Directors, the Company’s policyholders, and the Ohio Department of Insurance under provisions of the Ohio Revised Code to become a stock company 100% owned by ONFS. This reorganization contained an arrangement, known as a closed block (the “Closed Block”), to provide for dividends on policies that were in force on the effective date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on the Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities, and is prepared in conformity with FASB ASC 944-805, Financial Services-Insurance-Business Combinations. This presentation reflects the contractual provisions and not the actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

90

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Summarized financial information of the Closed Block as of December 31, 2016 and 2015, and for each of the years in the three-year period ended December 31, 2016 follows:

	2016	2015
Closed Block liabilities:
Future policy benefits and claims	$612,794	620,523
Policyholders’ dividend accumulations	37,697	39,510
Other policyholder funds	18,104	18,630
Deferred federal income taxes	7,348	6,864
Other liabilities	1,621	1,656

Total Closed Block liabilities	$677,564	687,183

Closed Block assets:
Fixed maturity securities available-for-sale, at fair value (amortized cost of $359,592 and $372,966 as of December 31, 2016 and 2015, respectively)	$380,588	392,577
Fixed maturity securities held-to-maturity, at amortized cost	41,271	23,479
Mortgage loans on real estate, net	73,727	88,425
Policy loans	89,949	90,112
Short-term investments	12,653	7,736
Accrued investment income	4,172	4,872
Deferred policy acquisition costs	38,858	41,922
Reinsurance recoverable	985	1,031
Other assets	968	2,092

Total Closed Block assets	$643,171	652,246

Excess of reported Closed Block liabilities over Closed Block assets	$34,393	34,937

Amounts included in accumulated other comprehensive income:
Unrealized investment gains, net of tax	22,808	21,099
Allocated to policyholder dividend obligation, net of tax	(1,813)	(1,488)

Maximum future earnings to be recognized from Closed Block assets and liabilities	$55,388	54,548

91

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

	2016	2015	2014
Change in policyholder dividend obligation:
Balance at beginning of year	$39,510	40,998	42,765
Net unrealized investment activity	(1,813)	(1,488)	(1,767)

Balance at end of year	$37,697	39,510	40,998

Closed Block revenues and expenses:
Traditional life insurance premiums	$22,530	24,568	26,844
Net investment income	32,489	33,012	34,940
Net realized gains (losses) on investments	125	(478)	(143)
Benefits and claims	(34,262)	(36,438)	(38,889)
Provision for policyholders’ dividends on participating policies	(9,782)	(11,065)	(5,910)
Amortization of deferred policy acquisition costs	(3,075)	(2,927)	(2,866)
Other operating costs and expenses	(2,111)	(1,663)	(2,231)

Income before federal income taxes	5,914	5,009	11,745

Income tax expense	2,308	910	448

Closed Block net income	$3,606	4,099	11,297

(17) Regulatory RBC and Dividend Restrictions

The Company is required to comply with statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed.

The Company and its Ohio domiciled life insurance subsidiary, ONLAC, do not have any permitted statutory accounting practices as of December 31, 2016 or 2015. CMGO, an Ohio domiciled special purpose financial captive life insurance subsidiary, does not have any permitted statutory accounting practices as of December 31, 2016 or 2015. NSLAC, a New York domiciled life insurance company, does not have any permitted statutory accounting practices as of December 31, 2016 or 2015.

92

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The Company’s Vermont domiciled life insurance subsidiary, MONT, received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements as of December 31, 2014. The approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset the value of a stop loss agreement. This stop loss agreement is from a third party unauthorized reinsurer and is used to fund the reinsurer’s obligation to the Company. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.

The Company’s Vermont domiciled life insurance subsidiary, KENW, received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements as of December 31, 2013. The approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset the value of a letter of credit and a stop loss agreement. This stop loss agreement is from a third party unauthorized reinsurer and is used to fund the reinsurer’s obligation to the Company. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.

Statutory Equity and Income

State insurance regulators and the NAIC have adopted RBC requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. As of December 31, 2016, ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO exceeded the minimum RBC requirements.

A company’s risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company’s statutory surplus by comparing it to the RBC. Under specific RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2016, the Company’s total adjusted capital and company action level RBC was $1,192,951 and $209,674, respectively, providing an RBC ratio of 569%. Additionally, as of December 31, 2016, the Company’s authorized control level RBC was $104,837.

The combined statutory basis net income of ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO, after intercompany eliminations, was $(15,535) and $12,085 for the years ended December 31, 2016 and 2015, respectively. The combined statutory basis net income of ONLIC, ONLAC, NSLAC, MONT, and KENW, after intercompany eliminations, was $33,489 for the year ended December 31, 2014.

93

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC, MONT, KENW and CMGO, after intercompany eliminations, was $1,082,091 and $1,087,220 as of December 31, 2016 and 2015, respectively.

The primary reasons for the difference between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP:

•

the costs related to successful efforts to acquire business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to operations in the year incurred;

•

future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

•	investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost;

•

certain assets designated as non-admitted under statutory accounting are excluded from the balance sheet; under GAAP, these assets would be included in the consolidated balance sheets, net of any valuation allowance;

•	the asset valuation reserve and interest maintenance reserve are not recorded;

•	separate account seed money is classified as a trading security recorded at estimated fair value as opposed to a component of separate account assets;

•	the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at estimated fair value as opposed to amortized cost;

•	changes in deferred taxes are recognized in operations;

•	there is a presentation of other comprehensive (loss) income and comprehensive (loss) income;

•

consolidation for GAAP is based on whether the Company has voting control, or for certain VIEs, has the power to direct the activities most significant to the VIE while for statutory, consolidation is not applicable; and

•	surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

Additionally, state regulators and rating agencies do not always use the same methodologies for calculating RBC ratios. There is a risk that a rating agency will not give us credit for certain regulatory RBC rules or permitted practices, which could result in a reduced rating even though the Company’s RBC ratio and those of our insurance subsidiaries remain high based upon state regulatory rules and practices.

94

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

Dividend Restrictions

The payment of dividends by ONLIC to ONFS is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $108,000 may be paid by ONLIC to ONFS in 2017 without prior approval. Dividends of $75,000, $90,000 and $60,000 were declared and paid by ONLIC to ONFS in 2016, 2015 and 2014, respectively.

The payment of dividends by ONLAC to ONLIC is limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $27,000 may be paid by ONLAC to ONLIC in 2017 without prior approval. ONLAC declared and paid dividends to ONLIC of $28,000, $29,000 and $31,000 in 2016, 2015 and 2014, respectively.

The payment of dividends by CMGO to ONLIC is limited by Ohio insurance laws. CMGO may pay to their stockholder, ONLIC, a dividend from unassigned surplus at the end of any calendar quarter where CMGO’s unassigned surplus is equal to the amount required for CMGO to have company action level RBC of 200%, after adjusting its capital level and its RBC level for such dividend. No dividends were declared or paid by CMGO in 2016 or 2015.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. The maximum ordinary dividend that may be paid without prior approval of the Superintendent of Financial Services is limited to the lesser of 10% of NSLAC’s statutory surplus as of the immediate preceding calendar year or NSLAC’s net gain from operations for the immediately preceding calendar year, not excluding realized capital gains. Therefore, dividends of approximately $1,400 may be paid by NSLAC to ONLIC in 2017 without prior approval. NSLAC declared and paid dividends to ONLIC of $1,300 in 2016. No dividends were declared or paid by NSLAC in 2015 or 2014.

MONT and KENW are subject to limitations, imposed by the State of Vermont, on the payment of dividends to their stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. No dividends were declared or paid by MONT to ONLIC in 2016. Dividends of $10,000 and $5,000 were paid by MONT to ONLIC in 2015 and 2014, respectively. No dividends were declared or paid by KENW to ONLIC in 2016, 2015 or 2014.

95

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2016, 2015 and 2014

(Dollars in thousands)

(18)	Additional Financial Instruments Disclosure

Financial Instruments with Off Balance Sheet Risk

The Company is a party to financial instruments with off balance sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, common stocks and venture capital partnerships of $44,225 and $25,410 as of December 31, 2016 and 2015, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on or off balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

96

Schedule I

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Summary of Investments – Other Than Investments in Related Parties

December 31, 2016

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	$81,205	88,356	88,356
Obligations of states and political subdivisions	926,990	946,955	946,955
Debt securities issued by foreign governments	9,870	9,480	9,480
Corporate securities	4,473,071	4,698,248	4,698,248
Asset-backed securities	1,007,216	1,020,169	1,020,169
Mortgage-backed securities	1,159,673	1,173,210	1,173,210

Total fixed maturity available-for-sale securities	7,658,025	7,936,418	7,936,418

Equity securities available-for-sale:
Common stocks:
Industrial, miscellaneous, and all other	41,937	45,120	45,120
Nonredeemable preferred stocks	42,403	41,592	41,592

Total equity securities available-for-sale	84,340	86,712	86,712

Fixed maturity held-to-maturity securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	7,512	8,166	7,512
Obligations of states and political subdivisions	1,505	1,816	1,505
Debt securities issued by foreign governments	1,000	1,038	1,000
Corporate securities	1,264,431	1,298,600	1,264,431
Asset-backed securities	10,322	10,992	10,322

Total fixed maturity held-to-maturity securities	1,284,770	1,320,612	1,284,770

Trading securities:
Bonds:
Corporate securities	1,274	1,381	1,381
Asset-backed securities	116	121	121
Mortgage-backed securities	7	7	7

Total fixed maturity trading securities	1,397	1,509	1,509

Mortgage loans on real estate, net	1,162,373		1,159,432	[1]
Real estate, net:
Investment properties	27,382		25,604

Total real estate, net	27,382		25,604	[2]

Policy loans	573,875		573,875
Other long-term investments	84,723		46,893	[3]
Short-term investments securities lending collateral	274,480		274,480
Short-term investments	54,086		54,086

Total investments	$11,205,451		11,443,779

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.
2	Difference from Column B is due to adjustments for accumulated depreciation.
3	Difference from Column B is due to operations gains and/or losses of investments in limited partnerships and to unrealized gains and/or losses of investments in hedging operations.

  See accompanying report of independent registered public accounting firm.

Schedule III

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Supplementary Insurance Information

Years ended December 31, 2016, 2015 and 2014

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy		Other policy
	policy	benefits, losses,		claims and
	acquisition	claims, and	Unearned	benefits	Premium
Year segment	costs	loss expenses	premiums[1]	payable[1]	revenue
2016:
Individual life insurance	$787,668	6,879,417			565,954
Pension and annuities	735,890	2,411,889			7,027
Other insurance	15,821	2,649,591			16,953
Corporate	—	—			—

Total	$1,539,379	11,940,897			589,934

2015:
Individual life insurance	$752,830	6,188,647			479,730
Pension and annuities	747,703	2,802,060			9,665
Other insurance	14,846	1,981,821			16,336
Corporate	—	—			—

Total	$1,515,379	10,972,528			505,731

2014:
Individual life insurance	$664,310	5,567,183			433,551
Pension and annuities	686,124	2,976,801			16,804
Other insurance	13,914	1,741,183			15,794
Corporate	—	—			—

Total	$1,364,348	10,285,167			466,149

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income[2]	Benefits, claims, losses and settlement expenses[3]	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written[4]
2016:
Individual life insurance	$317,337	792,658	98,176	107,220
Pension and annuities	151,378	(29,928)	75,305	244,279
Other insurance	8,001	17,619	1,716	10,293
Corporate	(12,658)	(404,175)	14,628	11,609

Total	$464,058	376,174	189,825	373,401

2015:
Individual life insurance	$302,355	714,475	85,065	111,578
Pension and annuities	155,383	45,076	134,059	228,447
Other insurance	8,523	17,782	1,401	8,407
Corporate	(4,043)	43,514	(68,778)	26,972

Total	$462,218	820,847	151,747	375,404

2014:
Individual life insurance	$287,791	628,327	45,658	96,150
Pension and annuities	160,366	71,938	100,049	208,786
Other insurance	9,407	17,675	1,179	8,865
Corporate	(5,445)	(47,139)	(49,702)	15,798

Total	$452,119	670,801	97,184	329,599

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
3	Policyholders’ dividends on participating policies are included in Column H amounts.
4	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Reinsurance

Years ended December 31, 2016, 2015 and 2014

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2016:
Life insurance in force	$178,877,858	77,892,062	57,749	101,043,545	0.1%
Premiums:
Life insurance	768,452	203,583	1,085	565,954	0.2%
Pension and annuities	7,027	—	—	7,027	—%
Accident and health insurance	34,405	17,959	507	16,953	3.0%

Total	$809,884	221,542	1,592	589,934	0.3%

2015:
Life insurance in force	$171,770,015	77,182,791	63,562	94,650,786	0.1%
Premiums:
Life insurance	669,647	191,226	1,309	479,730	0.3%
Pension and annuities	9,665	—	—	9,665	—%
Accident and health insurance	33,846	18,074	564	16,336	3.5%

Total	$713,158	209,300	1,873	505,731	0.4%

2014:
Life insurance in force	$164,008,414	77,930,679	67,206	86,144,941	0.1%
Premiums:
Life insurance	596,967	164,724	1,308	433,551	0.3%
Pension and annuities	16,804	—	—	16,804	—%
Accident and health insurance	33,112	18,132	814	15,794	5.2%

Total	$646,883	182,856	2,122	466,149	0.5%

See accompanying report of independent registered public accounting firm.

Schedule V

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Valuation and Qualifying Accounts

Years ended December 31, 2016, 2015 and 2014

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2016:
Valuation allowances – mortgage loans on real estate	$3,289	(348)	—	—	2,941
2015:
Valuation allowances – mortgage loans on real estate	$3,816	(527)	—	—	3,289
2014:
Valuation allowances – mortgage loans on real estate	$5,532	(1,716)	—	—	3,816

See accompanying report of independent registered public accounting firm.

Ohio National Variable Account A

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 5, 2017.

Statements of Assets and Contract Owners’ Equity, December 31, 2016.

Statements of Operations for the Period Ended December 31, 2016.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2016 and 2015.

Notes to Financial Statements, December 31, 2016.

Financial Highlights for the Periods Ended December 31, 2016, 2015, 2014, 2013 and 2012.

The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 11, 2017.

Consolidated Balance Sheets, December 31, 2016 and 2015.

Consolidated Statements of Income for the Years Ended December 31, 2016, 2015 and 2014.

Consolidated Statements of Comprehensive Income (Loss) for the Years Ended December 31, 2016, 2015 and 2014.

Consolidated Statements of Changes in Equity for the Years Ended December 31, 2016, 2015 and 2014.

Consolidated Statements of Cash Flows for the Years Ended December 31, 2016, 2015 and 2014.

Notes to Consolidated Financial Statements, December 31, 2016, 2015, and 2014.

Financial Statement Schedules, December 31, 2016, 2015 and 2014.

(b) Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(2) N/A

(3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4, Post-Effective Amendment no. 21 of Ohio National Variable Account A (File no. 2-91213) and is incorporated by reference herein.

(3)(b) Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213) and is incorporated by reference herein.

(3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213) and is incorporated by reference herein.

(3)(d) Variable Contract Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of the Registrant’s Form N-4, Post-Effective Amendment No. 23 on April 27, 1998 (File no. 2-91213) and is incorporated by reference herein.

(3)(e) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 27, 2006 and is incorporated by reference herein.

(3)(f) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 27, 2006 and is incorporated by reference herein.

(3)(g) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 27, 2006 and is incorporated by reference herein.

(3)(h) Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit

99(h)(4) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File no. 333-109900) and is incorporated by reference herein.

(3)(i) Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities., Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(3)(j) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc., The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(4)Combination Annuity Contract, Form 96-VA-3, was filed as Exhibit (4) of the Registrant’s registration statement on October 2, 1996 (File no. 333-14375) and is incorporated by reference herein.

(5) Variable Annuity Application, Form V-4896-A, was filed as Exhibit (5) of the Registrant’s registration statement on October 2, 1996 (File no. 333-14375) and is incorporated by reference herein.

(6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(9) Opinion of Counsel and consent to its use was filed as Exhibit 99(9) of the Registrant’s Form N-4, Post-Effective Amendment No. 25 on April 26, 2013 (File no. 333-05848) and is incorporated by reference herein.

(10) Consents of KPMG LLP are filed herewith as Exhibit 99(10).

(24) Powers of Attorney filed herewith as Exhibit 99(24).

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor

Jack E. Brown 50 E. Rivercenter Blvd. Covington, KY 41011	Director

Christopher A. Carlson*	Director, Vice Chairman, Strategic Businesses

Ronald J. Dolan*	Director, Vice Chairman

Victoria Buyniski Gluckman 3 Grandin Lane Cincinnati, OH 45208	Director

John W. Hayden P.O. Box 774258 Steamboat Springs, CO 80477	Director

Gary T. Huffman*	Director, Chairman, President & Chief Executive Officer

James F. Orr 201 East Fourth Street Cincinnati, OH 45202	Director

John R. Phillips 651 Country Lane Glencoe, IL 60022	Director

J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, OH 45202	Director

James C. Votruba Northern Kentucky University 469 MEP Nunn Drive Highland Heights, KY 41009	Director
Gary E. Wendlandt 45 Gramercy Park North, Apt 2B New York, NY 10010	Director
H. Douglas Cooke, III*	Executive Vice President and Chief Distribution Officer
Kristal E. Hambrick*	Executive Vice President & Chief Risk Officer
Barbara A. Turner*	Executive Vice President & Chief Administrative Officer
David A. Azzarito 550 West Cypress Creek Road, Suite 370 Fort Lauderdale, FL 33309	Senior Vice President, Latin America Strategic Business
Richard J. Bodner*	Senior Vice President, Retirement Plans Strategic Business
Christopher J. Calabro*	Senior Vice President, Life Strategic Business
Rocky Coppola*	Senior Vice President, Finance & Controller
John A. DelPozzo*	Senior Vice President, Traditional Distribution
Anthony W. Dunn*	Senior Vice President, Audit Services
Anthony G. Esposito*	Senior Vice President & Chief Human Resources Officer
Paul J. Gerard*	Senior Vice President & Chief Investment Officer
Martin T. Griffin*	Senior Vice President, Institutional Sales
Kush V. Kotecha*	Senior Vice President & Chief Corporate Actuary
Lori A. Landrum*	Senior Vice President & Assistant General Counsel
Charles Lanigan*	Senior Vice President, Disability Income Strategic Business
John M. Lennon*	Senior Vice President
Stephen R. Murphy*	Senior Vice President, Capital Management
William C. Price*	Senior Vice President & Assistant General Counsel
Arthur J. Roberts*	Senior Vice President & Chief Financial Officer

Dennis L. Schoff*	Senior Vice President & General Counsel, Assistant Secretary, Chief Compliance Officer

Michael J. Slattery*	Senior Vice President, Information Technology
James C. Smith*	Senior Vice President, Enterprise Risk Management
Peter Whipple*	Senior Vice President & Illustration Actuary
G. Timothy Biggs*	Vice President, Mortgages & Real Estate
Jeffery A. Bley*	Vice President, Operations
Paul G. Boehm, Jr.*	Vice President, Investment Accounting
R. Todd Brockman*	Vice President, Mutual Funds
Thomas J. Bruns*	Vice President, Corporate Actuarial Financial Reporting
Philip C. Byrde*	Vice President, Fixed Income Securities
Lori Dashewich*	Vice President, Financial Reporting
Thomas J. DeGaetano*	Vice President, Annuity Strategic Business Unit
Richard J. Dowdle*	Vice President, Institutional Sales
Scott E. Durkee*	Vice President, ONFlight
Donald Flannery*	Vice President, Data Strategy
Joseph Kent Garrett*	Vice President, ERM and Hedging
Rosemary L. Gatto*	Vice President, Claims
Robert K. Gongwer*	Vice President, Taxes
Jill S. Hartmann*	Vice President, Market Development and Communications
Melinda G. Hubbard*	Vice President, Insurance Operations Support
Danielle D. Ivory*	Vice President, Insurance Operations
Pamela Kalkhoff*	Vice President, Career Agency Distribution
Matthew J. Kraick*	Vice President, Enterprise Risk Management
Karl H. Kreunen*	Vice President, Life Product Marketing
Mark J. Lalli*	Divisional Vice President, Northwest Division
Ian Laverty*	Vice President, Annuity Product Management
Amy S. Leach*	Vice President, Disability Income SBU
John Maddrill IV*	Vice President, Agency Development
Jennifer Marquino*	Vice President & Head of Valuation, Corporate Actuarial
Elizabeth F. Martini*	Vice President & Counsel
Therese S. McDonough*	Vice President & Corporate Secretary

Patrick H. McEvoy*	Vice President, Broker Dealer Operations and President & Chief Executive Officer, ONESCO
Angela C. Meehan*	Vice President, Corporate Marketing
Traci Nelson*	Vice President & Program Manager
Jeffrey K. Oehler*	Vice President, Information Technology
David M. Orfalea*	Divisional Vice President, Northeast Division
Doris L. Paul*	Vice President & Treasurer
Richard J. Pollard*	Vice President & Disability Income Product Actuary
Gary R. Rodmaker*	Vice President, Investments
Therese R. Rothenberger*	Divisional Vice President, Southeast Division

Raymond D. Spears*	Vice President & Chief Underwriting Officer
Tracey L. Spikes*	Vice President, PGA Marketing, South Central Division
Paul A. Staines 550 West Cypress Creek Road, Suite 370 Fort Lauderdale, FL 33309	Vice President Finance, Latin America
Jonathan F. Starrett*	Vice President, Financial Reporting

Annette M. Teders*	Vice President, Private Placements

Andrew J. VanHoy*	Vice President, ONESCO Compliance

Joel G Varland*	Vice President, Risk and Capital Modeling

Michael C. Vogel*	Vice President, Information Technology
Steven A. Wabnitz*	Vice President & Medical Director
Pamela A. Webb*	Vice President, Human Resources
Trisha M. Weiner*	Vice President, Internal Marketing

Nancy Westbrock*	Vice President, ONESCO Operations

V. Renee Wooton*	Vice President, Retirement Plan Services

Michael J. McGreevy*	Vice President, Information Technology, Enterprise Infrastructure and Architecture
Joseph M. Fischer*	Assistant Secretary
J. Keith Dwyer*	Chief Compliance Officer, Separate Accounts
Bradley Owens*	Tax Officer
Nicholas A. Vision*	Tax Officer

*The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company (insurance company)	Ohio	100%
ONFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	100%
Financial Way Realty, Inc.	Ohio	100%
Sycamore Re, Ltd. (captive reinsurance company)	Cayman	100%
ONTech, LLC	Delaware	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation (insurance company)	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	100%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
Camargo Re Captive, Inc. (captive reinsurance company)	Ohio	100%
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Foreign Holdings, LLC, a holding company organized under the laws of Delaware.

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of Ohio National International Holdings Cooperatief U.A., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

Ohio National International Holdings Cooperatief U.A. owns (1) 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, SMLLC, a holding company organized under the laws of Delaware, (2) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru, (3) 99.99% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil, (4) 0.01% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil, and (5) 0.01% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

ON Global Holdings, LLC owns (1) 99.99% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

ONSV do Brasil Participações Ltda. owns 99.99% of the voting securities of O.N. International do Brasil Participações Ltda., a holdings company organized under the laws of Brasil.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrant National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of February 28, 2017, the Registrant had 37,938 non-qualified contracts and 97,171 qualified contracts issued and outstanding.

Item 28. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ

H. Douglas Cooke, III	Director
Barbara A. Turner	Director

Martin T. Griffin	Director, Chairperson, President & Chief Executive Officer

Thomas J. DeGaetano	Vice President, Operations
Andrew J. VanHoy	Vice President, Compliance
Teresa R. Cooper	Treasurer & Comptroller
Kimberly A. Plante	Secretary
Emily Bae	Assistant Secretary
Robert K. Gongwer	Vice President & Tax Officer
Nicholas A. Vision	Tax Officer
Bradley T. Owens	Tax Officer

John McCaffrey	Tax Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$83,411,921	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 24th day of April, 2017.

Ohio National Variable Account A
(Registrant)
By: The Ohio National Life Insurance Company
(Depositor)
By: /s/ Michael J. DeWeirdt
Michael J. DeWeirdt, Senior Vice President, Annuities Strategic Business

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 24th day of April, 2017.

The Ohio National Life Insurance Company
(Depositor)
By: /s/ Michael J. DeWeirdt
Michael J. DeWeirdt, Senior Vice President, Annuities Strategic Business

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*/s/ Jack E. Brown Jack E. Brown	Director	April 24, 2017
*/s/ Christopher A. Carlson Christopher A. Carlson	Director, Vice Chairman, Strategic Businesses	April 24, 2017
*/s/ Ronald J. Dolan Ronald J. Dolan	Director, Vice Chairman	April 24, 2017
*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	April 24, 2017
John W. Hayden	Director	April 24, 2017
*/s/ Gary T. Huffman Gary T. Huffman	Director, Chairman, President & Chief Executive Officer (Principal Executive Officer)	April 24, 2017
James F. Orr	Director	April 24, 2017
*/s/ John R. Phillips John R. Phillips	Director	April 24, 2017
/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	April 24, 2017

*/s/ J. Michael Schlotman J. Michael Schlotman	Director	April 24, 2017
*/s/ James C. Votruba James C. Votruba	Director	April 24, 2017
*/s/ Gary E. Wendlandt Gary E. Wendlandt	Director	April 24, 2017

*By: Therese S. McDonough Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(10)	Consents of KPMG LLP
99(24)	Powers of Attorney